UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (63.0%)
3M Co. (Miscellaneous Manufacturing)	2,650	$375,451
Abbott Laboratories (Pharmaceuticals)	6,100	253,699
AbbVie, Inc. (Pharmaceuticals)	6,500	375,440
Accenture PLC - Class A (Computers)	2,550	207,366
ACE, Ltd. (Insurance)	1,350	141,575
Actavis PLC* (Pharmaceuticals)	1,100	265,408
Adobe Systems, Inc.* (Software)	1,900	131,461
Aetna, Inc. (Healthcare - Services)	1,450	117,450
Affiliated Managers Group, Inc.* (Diversified Financial Services)	250	50,090
AFLAC, Inc. (Insurance)	1,850	107,763
Agilent Technologies, Inc. (Electronics)	1,350	76,923
AGL Resources, Inc. (Gas)	500	25,670
Air Products & Chemicals, Inc. (Chemicals)	800	104,144
Airgas, Inc. (Chemicals)	250	27,663
Akamai Technologies, Inc.* (Software)	700	41,860
Alcoa, Inc. (Mining)	4,800	77,232
Alexion Pharmaceuticals, Inc.* (Biotechnology)	800	132,656
Allegheny Technologies, Inc. (Iron/Steel)	450	16,695
Allegion PLC (Electronics)	400	19,056
Allergan, Inc. (Pharmaceuticals)	1,200	213,828
Alliance Data Systems Corp.* (Commercial Services)	250	62,068
Allstate Corp. (Insurance)	1,750	107,398
Altera Corp. (Semiconductors)	1,250	44,725
Altria Group, Inc. (Agriculture)	8,050	369,817
Amazon.com, Inc.* (Internet)	1,550	499,782
Ameren Corp. (Electric)	1,000	38,330
American Electric Power, Inc. (Electric)	2,000	104,420
American Express Co. (Diversified Financial Services)	3,650	319,520
American International Group, Inc. (Insurance)	5,800	313,315
American Tower Corp. (REIT)	1,600	149,808
Ameriprise Financial, Inc. (Diversified Financial Services)	750	92,535
AmerisourceBergen Corp. (Pharmaceuticals)	850	65,705
Ametek, Inc. (Electrical Components & Equipment)	1,000	50,210
Amgen, Inc. (Biotechnology)	3,100	435,425
Amphenol Corp. - Class A (Electronics)	650	64,909
Anadarko Petroleum Corp. (Oil & Gas)	2,050	207,951
Analog Devices, Inc. (Semiconductors)	1,300	64,337
Aon PLC (Insurance)	1,200	105,204
Apache Corp. (Oil & Gas)	1,550	145,498
Apartment Investment & Management Co. - Class A (REIT)	600	19,092
Apple Computer, Inc. (Computers)	24,350	2,453,262
Applied Materials, Inc. (Semiconductors)	4,950	106,970
Archer-Daniels-Midland Co. (Agriculture)	2,650	135,415
Assurant, Inc. (Insurance)	300	19,290
AT&T, Inc. (Telecommunications)	21,100	743,564
Autodesk, Inc.* (Software)	900	49,590
Automatic Data Processing, Inc. (Commercial Services)	1,950	162,006
AutoNation, Inc.* (Retail)	300	15,093
AutoZone, Inc.* (Retail)	150	76,449
Avago Technologies, Ltd. (Semiconductors)	1,000	87,000
AvalonBay Communities, Inc. (REIT)	550	77,534
Avery Dennison Corp. (Household Products/Wares)	400	17,860
Avon Products, Inc. (Cosmetics/Personal Care)	1,750	22,050
Baker Hughes, Inc. (Oil & Gas Services)	1,750	113,855
Ball Corp. (Packaging & Containers)	550	34,798
Bank of America Corp. (Banks)	42,800	729,739
Bank of New York Mellon Corp. (Banks)	4,600	178,158
Bard (C.R.), Inc. (Healthcare - Products)	300	42,813
Baxter International, Inc. (Healthcare - Products)	2,200	157,894
BB&T Corp. (Banks)	2,950	109,770
Becton, Dickinson & Co. (Healthcare - Products)	800	91,048
Bed Bath & Beyond, Inc.* (Retail)	800	52,664
Bemis Co., Inc. (Packaging & Containers)	400	15,208
Berkshire Hathaway, Inc.* - Class B (Insurance)	7,400	1,022,235
Best Buy Co., Inc. (Retail)	1,200	40,308
Biogen Idec, Inc.* (Biotechnology)	950	314,270
BlackRock, Inc. (Diversified Financial Services)	500	164,160
Boeing Co. (Aerospace/Defense)	2,750	350,295
BorgWarner, Inc. (Auto Parts & Equipment)	950	49,980
Boston Properties, Inc. (REIT)	600	69,456
Boston Scientific Corp.* (Healthcare - Products)	5,400	63,774
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,750	345,465
Broadcom Corp. - Class A (Semiconductors)	2,200	88,924
Brown-Forman Corp. - Class B (Beverages)	650	58,643
C.H. Robinson Worldwide, Inc. (Transportation)	600	39,792
CA, Inc. (Software)	1,300	36,322
Cablevision Systems Corp. NY - Class A (Media)	900	15,759
Cabot Oil & Gas Corp. (Oil & Gas)	1,700	55,573
Cameron International Corp.* (Oil & Gas Services)	850	56,423
Campbell Soup Co. (Food)	750	32,048
Capital One Financial Corp. (Banks)	2,300	187,726
Cardinal Health, Inc. (Pharmaceuticals)	1,350	101,142
CareFusion Corp.* (Healthcare - Products)	850	38,463
CarMax, Inc.* (Retail)	900	41,805
Carnival Corp. - Class A (Leisure Time)	1,850	74,315

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Caterpillar, Inc. (Machinery - Construction & Mining)	2,550	$252,527
CBRE Group, Inc.* - Class A (Real Estate)	1,150	34,201
CBS Corp. - Class B (Media)	1,950	104,325
Celgene Corp.* (Biotechnology)	3,250	308,035
CenterPoint Energy, Inc. (Gas)	1,750	42,823
CenturyLink, Inc. (Telecommunications)	2,300	94,047
Cerner Corp.* (Software)	1,250	74,463
CF Industries Holdings, Inc. (Chemicals)	200	55,844
Chesapeake Energy Corp. (Oil & Gas)	2,100	48,279
Chevron Corp. (Oil & Gas)	7,750	924,729
Chipotle Mexican Grill, Inc.* (Retail)	150	99,989
CIGNA Corp. (Healthcare - Services)	1,050	95,225
Cimarex Energy Co. (Oil & Gas)	350	44,286
Cincinnati Financial Corp. (Insurance)	600	28,230
Cintas Corp. (Commercial Services)	400	28,236
Cisco Systems, Inc. (Telecommunications)	20,750	522,277
Citigroup, Inc. (Banks)	12,350	639,976
Citrix Systems, Inc.* (Software)	650	46,371
Clorox Co. (Household Products/Wares)	500	48,020
CME Group, Inc. (Diversified Financial Services)	1,300	103,942
CMS Energy Corp. (Electric)	1,100	32,626
Coach, Inc. (Retail)	1,100	39,171
Coca-Cola Co. (Beverages)	16,050	684,692
Coca-Cola Enterprises, Inc. (Beverages)	900	39,924
Cognizant Technology Solutions Corp.* (Computers)	2,450	109,687
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,500	228,270
Comcast Corp. - Class A (Media)	10,550	567,379
Comerica, Inc. (Banks)	750	37,395
Computer Sciences Corp. (Computers)	600	36,690
ConAgra Foods, Inc. (Food)	1,700	56,168
ConocoPhillips (Oil & Gas)	5,000	382,599
CONSOL Energy, Inc. (Coal)	950	35,967
Consolidated Edison, Inc. (Electric)	1,200	67,992
Constellation Brands, Inc.* (Beverages)	700	61,012
Corning, Inc. (Telecommunications)	5,250	101,535
Costco Wholesale Corp. (Retail)	1,800	225,576
Covidien PLC (Healthcare - Products)	1,850	160,043
Crown Castle International Corp. (REIT)	1,350	108,716
CSX Corp. (Transportation)	4,050	129,843
Cummins, Inc. (Machinery-Diversified)	700	92,386
CVS Caremark Corp. (Retail)	4,700	374,073
D.R. Horton, Inc. (Home Builders)	1,350	27,702
Danaher Corp. (Miscellaneous Manufacturing)	2,500	189,950
Darden Restaurants, Inc. (Retail)	550	28,303
DaVita, Inc.* (Healthcare - Services)	700	51,198
Deere & Co. (Machinery-Diversified)	1,450	118,885
Delphi Automotive PLC (Auto Parts & Equipment)	1,200	73,608
Delta Air Lines, Inc. (Airlines)	3,450	124,718
Denbury Resources, Inc. (Oil & Gas)	1,450	21,794
DENTSPLY International, Inc. (Healthcare - Products)	600	27,360
Devon Energy Corp. (Oil & Gas)	1,550	105,679
Diamond Offshore Drilling, Inc. (Oil & Gas)	250	8,568
DIRECTV* - Class A (Media)	2,050	177,366
Discover Financial Services (Diversified Financial Services)	1,900	122,341
Discovery Communications, Inc.* - Class C (Media)	1,100	41,008
Discovery Communications, Inc.* - Class A (Media)	600	22,680
Dollar General Corp.* (Retail)	1,250	76,388
Dollar Tree, Inc.* (Retail)	850	47,660
Dominion Resources, Inc. (Electric)	2,350	162,361
Dover Corp. (Miscellaneous Manufacturing)	700	56,231
Dr. Pepper Snapple Group, Inc. (Beverages)	800	51,448
DTE Energy Co. (Electric)	700	53,256
Duke Energy Corp. (Electric)	2,900	216,833
Dun & Bradstreet Corp. (Software)	150	17,621
E*TRADE Financial Corp.* (Diversified Financial Services)	1,150	25,979
E.I. du Pont de Nemours & Co. (Chemicals)	3,700	265,511
Eastman Chemical Co. (Chemicals)	600	48,534
Eaton Corp. (Miscellaneous Manufacturing)	1,950	123,572
eBay, Inc.* (Internet)	4,600	260,498
Ecolab, Inc. (Chemicals)	1,100	126,313
Edison International (Electric)	1,350	75,492
Edwards Lifesciences Corp.* (Healthcare - Products)	450	45,968
Electronic Arts, Inc.* (Software)	1,250	44,513
Eli Lilly & Co. (Pharmaceuticals)	4,000	259,400
EMC Corp. (Computers)	8,250	241,395
Emerson Electric Co. (Electrical Components & Equipment)	2,850	178,353
Ensco PLCADR - Class A (Oil & Gas)	950	39,244
Entergy Corp. (Electric)	750	57,998
EOG Resources, Inc. (Oil & Gas)	2,250	222,794
EQT Corp. (Oil & Gas)	600	54,924
Equifax, Inc. (Commercial Services)	500	37,370
Equity Residential (REIT)	1,450	89,291
Essex Property Trust, Inc. (REIT)	250	44,688
Exelon Corp. (Electric)	3,500	119,315
Expedia, Inc. (Internet)	400	35,048
Expeditors International of Washington, Inc. (Transportation)	800	32,464
Express Scripts Holding Co.* (Pharmaceuticals)	3,050	215,422
Exxon Mobil Corp. (Oil & Gas)	17,350	1,631,767
F5 Networks, Inc.* (Internet)	300	35,622
Facebook, Inc.* - Class A (Internet)	7,950	628,368
Family Dollar Stores, Inc. (Retail)	400	30,896
Fastenal Co. (Distribution/Wholesale)	1,100	49,390
FedEx Corp. (Transportation)	1,100	177,595
Fidelity National Information Services, Inc. (Software)	1,150	64,745
Fifth Third Bancorp (Banks)	3,400	68,068
First Horizon National Corp. (Banks)	1	7
First Solar, Inc.* (Semiconductors)	300	19,743
FirstEnergy Corp. (Electric)	1,700	57,069
Fiserv, Inc.* (Software)	1,000	64,635

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FLIR Systems, Inc. (Electronics)	600	$18,804
Flowserve Corp. (Machinery-Diversified)	550	38,786
Fluor Corp. (Engineering & Construction)	650	43,414
FMC Corp. (Chemicals)	550	31,455
FMC Technologies, Inc.* (Oil & Gas Services)	950	51,595
Ford Motor Co. (Auto Manufacturers)	15,800	233,682
Fossil Group, Inc.* (Distribution/Wholesale)	200	18,780
Franklin Resources, Inc. (Diversified Financial Services)	1,600	87,376
Freeport-McMoRan Copper & Gold, Inc. (Mining)	4,250	138,762
Frontier Communications Corp. (Telecommunications)	4,100	26,691
GameStop Corp. - Class A (Retail)	450	18,540
Gannett Co., Inc. (Media)	900	26,703
Garmin, Ltd. (Electronics)	500	25,995
General Dynamics Corp. (Aerospace/Defense)	1,300	165,217
General Electric Co. (Miscellaneous Manufacturing)	40,800	1,045,295
General Growth Properties, Inc. (REIT)	2,550	60,053
General Mills, Inc. (Food)	2,500	126,125
General Motors Co. (Auto Manufacturers)	5,500	175,670
Genuine Parts Co. (Distribution/Wholesale)	600	52,626
Genworth Financial, Inc.* - Class A (Insurance)	2,000	26,200
Gilead Sciences, Inc.* (Biotechnology)	6,150	654,667
Google, Inc.* - Class C (Internet)	1,150	663,963
Google, Inc.* - Class A (Internet)	1,150	676,671
H & R Block, Inc. (Commercial Services)	1,100	34,111
Halliburton Co. (Oil & Gas Services)	3,450	222,560
Harley-Davidson, Inc. (Leisure Time)	900	52,380
Harman International Industries, Inc. (Home Furnishings)	300	29,412
Harris Corp. (Telecommunications)	450	29,880
Hartford Financial Services Group, Inc. (Insurance)	1,800	67,050
Hasbro, Inc. (Toys/Games/Hobbies)	450	24,748
HCP, Inc. (REIT)	1,850	73,464
Health Care REIT, Inc. (REIT)	1,300	81,081
Helmerich & Payne, Inc. (Oil & Gas)	450	44,042
Hess Corp. (Oil & Gas)	1,050	99,036
Hewlett-Packard Co. (Computers)	7,600	269,571
Honeywell International, Inc. (Electronics)	3,200	297,983
Hormel Foods Corp. (Food)	550	28,265
Hospira, Inc.* (Healthcare - Products)	700	36,421
Host Hotels & Resorts, Inc. (REIT)	3,100	66,123
Hudson City Bancorp, Inc. (Savings & Loans)	1,950	18,954
Humana, Inc. (Healthcare - Services)	650	84,689
Huntington Bancshares, Inc. (Banks)	3,300	32,109
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,500	126,630
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,100	61,996
Integrys Energy Group, Inc. (Electric)	350	22,687
Intel Corp. (Semiconductors)	20,150	701,622
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	450	87,772
International Business Machines Corp. (Computers)	3,750	711,862
International Flavors & Fragrances, Inc. (Chemicals)	350	33,558
International Paper Co. (Forest Products & Paper)	1,750	83,545
Intuit, Inc. (Software)	1,150	100,798
Intuitive Surgical, Inc.* (Healthcare - Products)	150	69,273
Invesco, Ltd. (Diversified Financial Services)	1,750	69,090
Iron Mountain, Inc. (REIT)	700	22,855
J.P. Morgan Chase & Co. (Banks)	15,300	921,671
Jabil Circuit, Inc. (Electronics)	800	16,136
Jacobs Engineering Group, Inc.* (Engineering & Construction)	550	26,851
Johnson & Johnson (Pharmaceuticals)	11,450	1,220,455
Johnson Controls, Inc. (Auto Parts & Equipment)	2,700	118,799
Joy Global, Inc. (Machinery - Construction & Mining)	400	21,816
Juniper Networks, Inc. (Telecommunications)	1,650	36,548
Kansas City Southern Industries, Inc. (Transportation)	450	54,540
Kellogg Co. (Food)	1,050	64,680
Keurig Green Mountain, Inc. (Beverages)	500	65,065
KeyCorp (Banks)	3,550	47,322
Kimberly-Clark Corp. (Household Products/Wares)	1,500	161,355
Kimco Realty Corp. (REIT)	1,650	36,152
Kinder Morgan, Inc. (Pipelines)	2,700	103,518
KLA-Tencor Corp. (Semiconductors)	650	51,207
Kohls Corp. (Retail)	850	51,876
Kraft Foods Group, Inc. (Food)	2,400	135,360
Kroger Co. (Food)	2,000	104,000
L Brands, Inc. (Retail)	1,000	66,980
L-3 Communications Holdings, Inc. (Aerospace/Defense)	350	41,622
Laboratory Corp. of America Holdings* (Healthcare - Services)	350	35,613
Lam Research Corp. (Semiconductors)	650	48,555
Legg Mason, Inc. (Diversified Financial Services)	400	20,464
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	550	19,206
Lennar Corp. - Class A (Home Builders)	700	27,181
Leucadia National Corp. (Holding Companies - Diversified)	1,300	30,992
Lincoln National Corp. (Insurance)	1,050	56,259
Linear Technology Corp. (Semiconductors)	950	42,171
Lockheed Martin Corp. (Aerospace/Defense)	1,100	201,058
Loews Corp. (Insurance)	1,250	52,075
Lorillard, Inc. (Agriculture)	1,450	86,870
Lowe’s Cos., Inc. (Retail)	4,000	211,679
LyondellBasell Industries N.V. - Class A (Chemicals)	1,750	190,155
M&T Bank Corp. (Banks)	550	67,810
Macy’s, Inc. (Retail)	1,450	84,361

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Mallinckrodt PLC* (Pharmaceuticals)	450	$40,568
Marathon Oil Corp. (Oil & Gas)	2,750	103,373
Marathon Petroleum Corp. (Oil & Gas)	1,150	97,371
Marriott International, Inc. - Class A (Lodging)	901	62,969
Marsh & McLennan Cos., Inc. (Insurance)	2,200	115,148
Martin Marietta Materials (Building Materials)	250	32,235
Masco Corp. (Building Materials)	1,450	34,684
MasterCard, Inc. - Class A (Commercial Services)	4,000	295,680
Mattel, Inc. (Toys/Games/Hobbies)	1,350	41,377
McCormick & Co., Inc. (Food)	550	36,795
McDonald’s Corp. (Retail)	4,000	379,239
McGraw Hill Financial, Inc. (Commercial Services)	1,100	92,895
McKesson Corp. (Pharmaceuticals)	950	184,937
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	800	76,976
MeadWestvaco Corp. (Forest Products & Paper)	700	28,658
Medtronic, Inc. (Healthcare - Products)	4,000	247,799
Merck & Co., Inc. (Pharmaceuticals)	11,750	696,540
MetLife, Inc. (Insurance)	4,600	247,112
Michael Kors Holdings, Ltd.* (Apparel)	850	60,682
Microchip Technology, Inc. (Semiconductors)	800	37,784
Micron Technology, Inc.* (Semiconductors)	4,350	149,031
Microsoft Corp. (Software)	33,500	1,553,059
Mohawk Industries, Inc.* (Textiles)	250	33,705
Molson Coors Brewing Co. - Class B (Beverages)	650	48,386
Mondelez International, Inc. - Class A (Food)	6,850	234,714
Monsanto Co. (Chemicals)	2,150	241,896
Monster Beverage Corp.* (Beverages)	600	55,002
Moody’s Corp. (Commercial Services)	750	70,875
Morgan Stanley Dean Witter & Co. (Banks)	6,250	216,063
Motorola Solutions, Inc. (Telecommunications)	900	56,952
Murphy Oil Corp. (Oil & Gas)	700	39,837
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,500	68,235
Nabors Industries, Ltd. (Oil & Gas)	1,200	27,312
NASDAQ Stock Market, Inc. (Diversified Financial Services)	500	21,210
National Oilwell Varco, Inc. (Oil & Gas Services)	1,750	133,175
Navient Corp. (Diversified Financial Services)	1,700	30,107
Neilsen Holdings N.V. (Media)	1,250	55,412
NetApp, Inc. (Computers)	1,300	55,848
Netflix, Inc.* (Internet)	250	112,795
Newell Rubbermaid, Inc. (Housewares)	1,100	37,851
Newfield Exploration Co.* (Oil & Gas)	550	20,389
Newmont Mining Corp. (Mining)	2,050	47,253
News Corp.* - Class A (Media)	2,050	33,518
NextEra Energy, Inc. (Electric)	1,800	168,983
NIKE, Inc. - Class B (Apparel)	2,850	254,220
NiSource, Inc. (Gas)	1,300	53,274
Noble Corp. (Oil & Gas)	1,050	23,331
Noble Energy, Inc. (Oil & Gas)	1,450	99,122
Nordstrom, Inc. (Retail)	600	41,022
Norfolk Southern Corp. (Transportation)	1,250	139,500
Northeast Utilities System (Electric)	1,300	57,590
Northern Trust Corp. (Banks)	900	61,227
Northrop Grumman Corp. (Aerospace/Defense)	850	111,996
NRG Energy, Inc. (Electric)	1,350	41,148
Nucor Corp. (Iron/Steel)	1,300	70,564
NVIDIA Corp. (Semiconductors)	2,100	38,745
Occidental Petroleum Corp. (Oil & Gas)	3,150	302,872
Omnicom Group, Inc. (Advertising)	1,000	68,860
ONEOK, Inc. (Pipelines)	850	55,718
Oracle Corp. (Software)	13,250	507,209
O’Reilly Automotive, Inc.* (Retail)	400	60,144
Owens-Illinois, Inc.* (Packaging & Containers)	650	16,933
PACCAR, Inc. (Auto Manufacturers)	1,450	82,469
Pall Corp. (Miscellaneous Manufacturing)	450	37,665
Parker Hannifin Corp. (Miscellaneous Manufacturing)	600	68,490
Patterson Cos., Inc. (Healthcare - Products)	350	14,501
Paychex, Inc. (Software)	1,350	59,670
Pentair PLC (Miscellaneous Manufacturing)	800	52,392
People’s United Financial, Inc. (Savings & Loans)	1,250	18,088
Pepco Holdings, Inc. (Electric)	1,000	26,760
PepsiCo, Inc. (Beverages)	6,150	572,504
PerkinElmer, Inc. (Electronics)	450	19,620
Perrigo Co. PLC (Pharmaceuticals)	550	82,604
PetSmart, Inc. (Retail)	400	28,036
Pfizer, Inc. (Pharmaceuticals)	25,800	762,905
PG&E Corp. (Electric)	1,900	85,576
Philip Morris International, Inc. (Agriculture)	6,350	529,590
Phillips 66 (Oil & Gas)	2,250	182,947
Pinnacle West Capital Corp. (Electric)	450	24,588
Pioneer Natural Resources Co. (Oil & Gas)	600	118,182
Pitney Bowes, Inc. (Office/Business Equipment)	850	21,242
Plum Creek Timber Co., Inc. (REIT)	700	27,307
PNC Financial Services Group (Banks)	2,200	188,276
PPG Industries, Inc. (Chemicals)	550	108,207
PPL Corp. (Electric)	2,700	88,668
Praxair, Inc. (Chemicals)	1,200	154,800
Precision Castparts Corp. (Metal Fabricate/Hardware)	600	142,128
Priceline.com, Inc.* (Internet)	200	231,716
Principal Financial Group, Inc. (Insurance)	1,100	57,717
Procter & Gamble Co. (Cosmetics/Personal Care)	11,000	921,140
Progressive Corp. (Insurance)	2,200	55,616
Prologis, Inc. (REIT)	2,050	77,285
Prudential Financial, Inc. (Insurance)	1,850	162,689

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Public Service Enterprise Group, Inc. (Electric)	2,050	$76,342
Public Storage, Inc. (REIT)	600	99,503
PulteGroup, Inc. (Home Builders)	1,400	24,724
PVH Corp. (Retail)	350	42,403
QEP Resources, Inc. (Oil & Gas)	650	20,007
Qualcomm, Inc. (Semiconductors)	6,800	508,436
Quanta Services, Inc.* (Commercial Services)	900	32,661
Quest Diagnostics, Inc. (Healthcare - Services)	600	36,408
Ralph Lauren Corp. (Apparel)	250	41,183
Range Resources Corp. (Oil & Gas)	700	47,467
Raytheon Co. (Aerospace/Defense)	1,250	127,025
Red Hat, Inc.* (Software)	750	42,113
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	300	108,156
Regions Financial Corp. (Banks)	5,600	56,224
Republic Services, Inc. (Environmental Control)	1,050	40,971
Reynolds American, Inc. (Agriculture)	1,250	73,750
Robert Half International, Inc. (Commercial Services)	550	26,950
Rockwell Automation, Inc. (Machinery-Diversified)	550	60,434
Rockwell Collins, Inc. (Aerospace/Defense)	550	43,175
Roper Industries, Inc. (Machinery-Diversified)	400	58,516
Ross Stores, Inc. (Retail)	850	64,243
Ryder System, Inc. (Transportation)	200	17,994
Safeway, Inc. (Food)	950	32,585
Salesforce.com, Inc.* (Software)	2,350	135,195
SanDisk Corp. (Computers)	900	88,155
SCANA Corp. (Electric)	600	29,766
Schlumberger, Ltd. (Oil & Gas Services)	5,250	533,872
Scripps Networks Interactive - Class A (Media)	400	31,236
Seagate Technology PLC (Computers)	1,350	77,315
Sealed Air Corp. (Packaging & Containers)	850	29,648
Sempra Energy (Gas)	950	100,111
Sherwin-Williams Co. (Chemicals)	350	76,647
Sigma-Aldrich Corp. (Chemicals)	500	68,005
Simon Property Group, Inc. (REIT)	1,250	205,524
Snap-on, Inc. (Hand/Machine Tools)	250	30,270
Southern Co. (Electric)	3,650	159,323
Southwest Airlines Co. (Airlines)	2,800	94,556
Southwestern Energy Co.* (Oil & Gas)	1,450	50,678
Spectra Energy Corp. (Pipelines)	2,750	107,965
St. Jude Medical, Inc. (Healthcare - Products)	1,150	69,150
Stanley Black & Decker, Inc. (Hand/Machine Tools)	650	57,714
Staples, Inc. (Retail)	2,600	31,460
Starbucks Corp. (Retail)	3,050	230,152
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	800	66,568
State Street Corp. (Banks)	1,700	125,137
Stericycle, Inc.* (Environmental Control)	350	40,796
Stryker Corp. (Healthcare - Products)	1,200	96,900
SunTrust Banks, Inc. (Banks)	2,150	81,765
Symantec Corp. (Internet)	2,800	65,828
Sysco Corp. (Food)	2,400	91,080
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,050	82,320
Target Corp. (Retail)	2,600	162,968
TE Connectivity, Ltd. (Electronics)	1,650	91,229
TECO Energy, Inc. (Electric)	950	16,511
Tenet Healthcare Corp.* (Healthcare - Services)	400	23,756
Teradata Corp.* (Computers)	650	27,248
Tesoro Petroleum Corp. (Oil & Gas)	500	30,490
Texas Instruments, Inc. (Semiconductors)	4,350	207,452
Textron, Inc. (Miscellaneous Manufacturing)	1,150	41,389
The ADT Corp. (Commercial Services)	700	24,822
The AES Corp. (Electric)	2,700	38,286
The Charles Schwab Corp. (Diversified Financial Services)	4,650	136,664
The Chubb Corp. (Insurance)	1,000	91,080
The Dow Chemical Co. (Chemicals)	4,550	238,602
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	900	67,248
The Gap, Inc. (Retail)	1,100	45,859
The Goldman Sachs Group, Inc. (Banks)	1,650	302,891
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	1,100	24,844
The Hershey Co. (Food)	600	57,258
The Home Depot, Inc. (Retail)	5,500	504,569
The Interpublic Group of Cos., Inc. (Advertising)	1,700	31,144
The JM Smucker Co. - Class A (Food)	400	39,596
The Macerich Co. (REIT)	550	35,107
The Mosaic Co. (Chemicals)	1,300	57,733
The Travelers Cos., Inc. (Insurance)	1,400	131,516
The Williams Cos., Inc. (Pipelines)	2,750	152,213
Thermo Fisher Scientific, Inc. (Electronics)	1,600	194,720
Tiffany & Co. (Retail)	450	43,340
Time Warner Cable, Inc. (Media)	1,150	165,014
Time Warner, Inc. (Media)	3,500	263,235
TJX Cos., Inc. (Retail)	2,800	165,676
Torchmark Corp. (Insurance)	550	28,804
Total System Services, Inc. (Commercial Services)	650	20,124
Tractor Supply Co. (Retail)	550	33,831
Transocean, Ltd. (Oil & Gas)	1,400	44,758
TripAdvisor, Inc.* (Internet)	450	41,139
Twenty-First Century Fox, Inc. - Class A (Media)	7,650	262,318
Tyco International, Ltd. (Electronics)	1,800	80,226
Tyson Foods, Inc. - Class A (Food)	1,200	47,244
U.S. Bancorp (Banks)	7,350	307,450
Under Armour, Inc.* - Class A (Apparel)	700	48,370
Union Pacific Corp. (Transportation)	3,650	395,732
United Parcel Service, Inc. - Class B (Transportation)	2,850	280,127
United Rentals, Inc.* (Commercial Services)	400	44,440
United Technologies Corp. (Aerospace/Defense)	3,450	364,319

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
UnitedHealth Group, Inc. (Healthcare - Services)	3,950	$340,687
Universal Health Services, Inc. - Class B (Healthcare - Services)	350	36,575
UnumProvident Corp. (Insurance)	1,050	36,099
Urban Outfitters, Inc.* (Retail)	400	14,680
V.F. Corp. (Apparel)	1,400	92,442
Valero Energy Corp. (Oil & Gas)	2,150	99,481
Varian Medical Systems, Inc.* (Healthcare - Products)	400	32,048
Ventas, Inc. (REIT)	1,200	74,340
VeriSign, Inc.* (Internet)	450	24,804
Verizon Communications, Inc. (Telecommunications)	16,850	842,331
Vertex Pharmaceuticals, Inc.* (Biotechnology)	950	106,695
Viacom, Inc. - Class B (Media)	1,550	119,257
Visa, Inc. - Class A (Diversified Financial Services)	2,000	426,740
Vornado Realty Trust (REIT)	700	69,972
Vulcan Materials Co. (Building Materials)	550	33,127
W.W. Grainger, Inc. (Distribution/Wholesale)	250	62,913
Walgreen Co. (Retail)	3,600	213,372
Wal-Mart Stores, Inc. (Retail)	6,400	489,408
Walt Disney Co. (Media)	6,400	569,791
Waste Management, Inc. (Environmental Control)	1,750	83,178
Waters Corp.* (Electronics)	350	34,692
WellPoint, Inc. (Healthcare - Services)	1,100	131,581
Wells Fargo & Co. (Banks)	19,350	1,003,684
Western Digital Corp. (Computers)	900	87,588
Western Union Co. (Commercial Services)	2,150	34,486
Weyerhaeuser Co. (REIT)	2,150	68,499
Whirlpool Corp. (Home Furnishings)	300	43,695
Whole Foods Market, Inc. (Food)	1,450	55,260
Windstream Holdings, Inc. (Telecommunications)	2,450	26,411
Wisconsin Energy Corp. (Electric)	900	38,700
Wyndham Worldwide Corp. (Lodging)	500	40,630
Wynn Resorts, Ltd. (Lodging)	350	65,478
Xcel Energy, Inc. (Electric)	2,050	62,320
Xerox Corp. (Office/Business Equipment)	4,400	58,212
Xilinx, Inc. (Semiconductors)	1,100	46,585
XL Group PLC (Insurance)	1,100	36,487
Xylem, Inc. (Machinery-Diversified)	750	26,618
Yahoo!, Inc.* (Internet)	3,750	152,813
YUM! Brands, Inc. (Retail)	1,800	129,564
Zimmer Holdings, Inc. (Healthcare - Products)	700	70,385
Zions Bancorp (Banks)	800	23,248
Zoetis, Inc. (Pharmaceuticals)	2,050	75,748
TOTAL COMMON STOCKS (Cost $40,716,603)		71,295,599

	Principal Amount	Value
Repurchase Agreements(a)(b)(38.3%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $43,346,000	$43,346,000	43,346,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,346,000)		43,346,000
TOTAL INVESTMENT SECURITIES (Cost $84,062,603) - 101.3%		114,641,599
Net other assets (liabilities) - (1.3)%		(1,467,560)

NET ASSETS - 100.0%		$113,174,039

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $5,165,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	83	12/22/14	$8,155,788	$(91,239)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	10/27/14	0.52%	$13,655,964	$(37,595)
S&P 500	UBS AG	10/27/14	0.47%	19,452,958	(60,872)
				$33,108,922	$(98,467)

^	Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP Bull invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Advertising	$100,004	0.1%
Aerospace/Defense	1,404,707	1.3%
Agriculture	1,195,442	1.1%
Airlines	219,274	0.2%
Apparel	496,897	0.5%
Auto Manufacturers	491,821	0.5%
Auto Parts & Equipment	267,231	0.3%
Banks	5,385,716	4.8%
Beverages	1,636,676	1.3%
Biotechnology	2,059,904	1.8%
Building Materials	100,046	0.1%
Chemicals	1,829,067	1.6%
Coal	35,967	NM
Commercial Services	966,724	0.9%
Computers	4,365,987	3.8%
Cosmetics/Personal Care	1,238,708	1.1%
Distribution/Wholesale	183,709	0.2%
Diversified Financial Services	1,840,310	1.6%
Electric	1,922,940	1.8%
Electrical Components & Equipment	228,563	0.2%
Electronics	940,293	0.8%
Engineering & Construction	70,265	0.1%
Environmental Control	164,945	0.1%
Food	1,141,178	1.0%
Forest Products & Paper	112,203	0.1%
Gas	221,878	0.2%
Hand/Machine Tools	87,984	0.1%
Healthcare - Products	1,263,840	1.1%
Healthcare - Services	953,182	0.8%
Holding Companies - Diversified	30,992	NM
Home Builders	79,607	0.1%
Home Furnishings	73,107	0.1%
Household Products/Wares	227,235	0.2%
Housewares	37,851	NM
Insurance	3,008,862	2.7%
Internet	3,429,047	3.0%
Iron/Steel	87,259	0.1%
Leisure Time	126,695	0.1%
Lodging	235,645	0.2%
Machinery - Construction & Mining	274,343	0.2%
Machinery-Diversified	395,625	0.3%
Media	2,455,001	2.1%
Metal Fabricate/Hardware	142,128	0.1%
Mining	263,247	0.2%
Miscellaneous Manufacturing	2,198,267	2.0%
Office/Business Equipment	79,454	0.1%
Oil & Gas	5,344,380	4.7%
Oil & Gas Services	1,111,480	1.0%
Packaging & Containers	96,587	0.1%
Pharmaceuticals	5,304,477	4.8%
Pipelines	419,414	0.3%
Real Estate	34,201	NM
REIT	1,555,850	1.4%
Retail	4,261,777	3.7%
Savings & Loans	37,042	NM
Semiconductors	2,243,287	2.0%
Software	2,969,625	2.6%
Telecommunications	2,480,236	2.2%
Textiles	33,705	NM
Toys/Games/Hobbies	66,125	0.1%
Transportation	1,267,587	1.1%
Other**	41,878,440	37.0%
Total	$113,174,039	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.0%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $13,528,000	$13,528,000	$13,528,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,528,000)		13,528,000
TOTAL INVESTMENT SECURITIES (Cost $13,528,000) - 100.0%		13,528,000
Net other assets (liabilities) - NM		(465)

NET ASSETS - 100.0%		$13,527,535

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $1,872,000.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	18	12/22/14	$2,457,180	$(101,702)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	10/27/14	0.52%	$4,474,360	$(40,352)
S&P MidCap 400	UBS AG	10/27/14	0.42%	6,602,678	(59,528)
				$11,077,038	$(99,880)

^	Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (36.3%)
1-800-Flowers.com, Inc.* - Class A (Internet)	133	$956
1st United Bancorp, Inc. (Banks)	114	971
22nd Century Group, Inc.* (Agriculture)	228	575
8x8, Inc.* (Telecommunications)	266	1,777
AAON, Inc. (Building Materials)	114	1,939
AAR Corp. (Aerospace/Defense)	114	2,753
Abaxis, Inc. (Healthcare - Products)	57	2,890
ABIOMED, Inc.* (Healthcare - Products)	114	2,831
ABM Industries, Inc. (Commercial Services)	152	3,905
Abraxas Petroleum Corp.* (Oil & Gas)	266	1,404
Acacia Research Corp. (Investment Companies)	152	2,353
Acadia Healthcare Co., Inc.* (Healthcare - Services)	95	4,609
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	209	5,174
Acadia Realty Trust (REIT)	152	4,192
Accelerate Diagnostics, Inc.* (Healthcare - Products)	76	1,632
Acco Brands Corp.* (Household Products/Wares)	342	2,360
Accuray, Inc.* (Healthcare - Products)	228	1,655
Accuride Corp.* (Auto Parts & Equipment)	190	720
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	95	522
Aceto Corp. (Chemicals)	95	1,835
Achillion Pharmaceuticals, Inc.* (Biotechnology)	285	2,844
ACI Worldwide, Inc.* (Software)	285	5,347
Acorda Therapeutics, Inc.* (Biotechnology)	114	3,861
Actua Corp.* (Diversified Financial Services)	114	1,826
Actuant Corp. - Class A (Miscellaneous Manufacturing)	190	5,798
Actuate Corp.* (Software)	209	815
Acxiom Corp.* (Software)	209	3,459
ADTRAN, Inc. (Telecommunications)	152	3,121
Advanced Emissions Solutions, Inc.* (Environmental Control)	76	1,617
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	114	2,142
Advent Software, Inc. (Software)	133	4,197
Advisory Board Co.* (Commercial Services)	95	4,426
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	76	2,537
Aegion Corp.* (Engineering & Construction)	114	2,537
Aeropostale, Inc.* (Retail)	323	1,063
Affymetrix, Inc.* (Healthcare - Products)	228	1,819
AG Mortgage Investment Trust, Inc. (REIT)	95	1,691
Agenus, Inc.* (Biotechnology)	266	827
Air Methods Corp.* (Healthcare - Services)	95	5,277
Air Transport Services Group, Inc.* (Transportation)	171	1,245
Aircastle, Ltd. (Diversified Financial Services)	171	2,798
AK Steel Holding Corp.* (Iron/Steel)	380	3,044
Akorn, Inc.* (Pharmaceuticals)	171	6,201
Albany International Corp. - Class A (Machinery-Diversified)	76	2,587
Albany Molecular Research, Inc.* (Commercial Services)	76	1,677
Alexander & Baldwin, Inc. (Real Estate)	133	4,785
Alimera Sciences, Inc.* (Pharmaceuticals)	133	721
ALLETE, Inc. (Electric)	114	5,060
Alliance One International, Inc.* (Agriculture)	380	749
Allied Nevada Gold Corp.* (Mining)	361	1,195
ALON USA Energy, Inc. (Oil & Gas)	95	1,364
Alpha & Omega Semiconductor LT* (Semiconductors)	95	893
Alpha Natural Resources, Inc.* (Coal)	646	1,602
Altisource Residential Corp. (Real Estate)	152	3,648
Altra Holdings, Inc. (Machinery-Diversified)	76	2,216
AMAG Pharmaceuticals, Inc.* (Biotechnology)	76	2,425
Ambac Financial Group, Inc.* (Insurance)	114	2,519
Ambarella, Inc.* (Semiconductors)	76	3,319
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	76	1,747
Amedisys, Inc.* (Healthcare - Services)	95	1,916
American Assets Trust, Inc. (REIT)	95	3,132
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	190	3,186
American Capital Mortgage Investment Corp. (REIT)	152	2,861
American Eagle Energy Corp.* (Oil & Gas)	152	619
American Eagle Outfitters, Inc. (Retail)	494	7,172
American Equity Investment Life Holding Co. (Insurance)	190	4,347
American Realty Capital Healthcare Trust, Inc. (REIT)	437	4,580
American Residential Properties, Inc.* (REIT)	95	1,742
American Software, Inc. - Class A (Software)	95	838
American States Water Co. (Water)	114	3,467
American Vanguard Corp. (Chemicals)	95	1,064
Ameris Bancorp (Banks)	76	1,668
Amkor Technology, Inc.* (Semiconductors)	247	2,077
AMN Healthcare Services, Inc.* (Commercial Services)	152	2,386
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	152	537
AmSurg Corp.* (Healthcare - Services)	95	4,755
AmTrust Financial Services, Inc. (Insurance)	76	3,026
Amyris, Inc.* (Energy-Alternate Sources)	171	648
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	95	2,325
Angie’s List, Inc.* (Internet)	133	847

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
AngioDynamics, Inc.* (Healthcare - Products)	95	$1,303
Anixter International, Inc. (Telecommunications)	76	6,448
ANN, Inc.* (Retail)	114	4,689
Antares Pharma, Inc.* (Pharmaceuticals)	437	800
Anworth Mortgage Asset Corp. (REIT)	380	1,820
Apogee Enterprises, Inc. (Building Materials)	76	3,025
Apollo Commercial Real Estate Finance, Inc. (REIT)	133	2,089
Apollo Residential Mortgage, Inc. (REIT)	95	1,466
Applied Industrial Technologies, Inc. (Machinery-Diversified)	114	5,204
Applied Micro Circuits Corp.* (Semiconductors)	228	1,596
Approach Resources, Inc.* (Oil & Gas)	114	1,653
Aratana Therapeutics, Inc.* (Pharmaceuticals)	95	954
ARC Document Solutions, Inc.* (Commercial Services)	171	1,385
ArcBest Corp. (Transportation)	76	2,835
Arch Coal, Inc. (Coal)	627	1,329
Arena Pharmaceuticals, Inc.* (Biotechnology)	589	2,468
Ares Commercial Real Estate Corp. (REIT)	95	1,111
Argo Group International Holdings, Ltd. (Insurance)	76	3,824
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	456	2,462
ARMOUR Residential REIT, Inc. (REIT)	950	3,658
Array BioPharma, Inc.* (Pharmaceuticals)	399	1,424
Arrowhead Research Corp.* (Commercial Services)	152	2,245
Aruba Networks, Inc.* (Telecommunications)	285	6,150
Asbury Automotive Group, Inc.* (Retail)	76	4,896
Ashford Hospitality Prime, Inc. (REIT)	95	1,447
Ashford Hospitality Trust (REIT)	209	2,136
Aspen Technology, Inc.* (Software)	228	8,600
Associated Estates Realty Corp. (REIT)	171	2,994
Astoria Financial Corp. (Savings & Loans)	247	3,060
Atlantic Power Corp. (Electric)	399	950
Atlas Air Worldwide Holdings, Inc.* (Transportation)	76	2,510
Atricure, Inc.* (Healthcare - Products)	95	1,398
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	133	3,970
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	456	5,435
AVG Technologies N.V.* (Software)	114	1,890
Avista Corp. (Electric)	152	4,641
Axcelis Technologies, Inc.* (Semiconductors)	494	983
Axiall Corp. (Chemicals)	171	6,123
AZZ, Inc. (Miscellaneous Manufacturing)	76	3,175
B&G Foods, Inc. - Class A (Food)	133	3,664
Balchem Corp. (Chemicals)	76	4,299
Baltic Trading, Ltd. (Transportation)	190	787
Banc of California, Inc. (Savings & Loans)	114	1,326
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Multi-National)	95	2,915
Bancorp, Inc.* (Banks)	114	979
BancorpSouth, Inc. (Banks)	247	4,975
Bank Mutual Corp. (Savings & Loans)	190	1,218
Bank of the Ozarks, Inc. (Banks)	209	6,588
Bankrate, Inc.* (Internet)	190	2,158
Barnes & Noble, Inc.* (Retail)	114	2,250
Barnes Group, Inc. (Miscellaneous Manufacturing)	133	4,037
Basic Energy Services, Inc.* (Oil & Gas Services)	95	2,061
Bazaarvoice, Inc.* (Internet)	171	1,264
BBCN Bancorp, Inc. (Banks)	209	3,049
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	133	3,389
Beazer Homes USA, Inc.* (Home Builders)	76	1,275
bebe Stores, Inc. (Retail)	209	485
Belden, Inc. (Electrical Components & Equipment)	114	7,299
Belmond, Ltd.* (Lodging)	266	3,101
Benchmark Electronics, Inc.* (Electronics)	152	3,376
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	95	1,214
Berkshire Hills Bancorp, Inc. (Savings & Loans)	76	1,785
Berry Plastics Group, Inc.* (Packaging & Containers)	228	5,755
BGC Partners, Inc. - Class A (Diversified Financial Services)	475	3,529
Bill Barrett Corp.* (Oil & Gas)	133	2,931
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	209	2,044
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	133	2,273
Bio-Path Holdings, Inc.* (Pharmaceuticals)	323	649
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	76	2,133
BioScrip, Inc.* (Pharmaceuticals)	209	1,444
Biotelemetry, Inc.* (Healthcare - Products)	114	765
Biotime, Inc.* (Biotechnology)	266	835
BJ’s Restaurants, Inc.* (Retail)	76	2,735
Black Diamond, Inc.* (Leisure Time)	95	718
Black Hills Corp. (Electric)	114	5,458
Blackbaud, Inc. (Software)	114	4,479
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	133	4,309
Bloomin Brands, Inc.* (Retail)	209	3,833
Blount International, Inc.* (Miscellaneous Manufacturing)	152	2,300
Blucora, Inc.* (Internet)	133	2,027
Bob Evans Farms, Inc. (Retail)	76	3,598
Boingo Wireless, Inc.* (Internet)	114	813
Boise Cascade Co.* (Building Materials)	114	3,436
Bonanza Creek Energy, Inc.* (Oil & Gas)	95	5,406
Boston Private Financial Holdings, Inc. (Banks)	228	2,825
Bottomline Technologies, Inc.* (Software)	114	3,145
Boulder Brands, Inc.* (Food)	171	2,331
Boyd Gaming Corp.* (Lodging)	228	2,317
BPZ Resources, Inc.* (Oil & Gas)	418	798
Brady Corp. - Class A (Electronics)	133	2,985
Briggs & Stratton Corp. (Machinery-Diversified)	133	2,397

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bright Horizons Family Solutions, Inc.* (Commercial Services)	76	$3,197
Brightcove, Inc.* (Internet)	114	636
Bristow Group, Inc. (Transportation)	95	6,384
BroadSoft, Inc.* (Internet)	95	1,999
Brookline Bancorp, Inc. (Savings & Loans)	209	1,787
Brooks Automation, Inc. (Semiconductors)	209	2,197
Brown Shoe Co., Inc. (Retail)	114	3,093
Brunswick Corp. (Leisure Time)	228	9,608
Builders FirstSource, Inc.* (Building Materials)	171	932
Burlington Stores, Inc.* (Retail)	76	3,029
C&J Energy Services, Inc.* (Oil & Gas Services)	114	3,483
Cabot Microelectronics Corp.* (Semiconductors)	76	3,150
CACI International, Inc.* - Class A (Computers)	57	4,062
Caesars Acquisition Co.* - Class A (Investment Companies)	152	1,439
Caesars Entertainment Corp.* (Lodging)	152	1,912
Calamp Corp.* (Telecommunications)	114	2,009
Calgon Carbon Corp.* (Environmental Control)	152	2,946
California Water Service Group (Water)	133	2,985
Calix, Inc.* (Telecommunications)	152	1,455
Callaway Golf Co. (Leisure Time)	247	1,788
Callidus Software, Inc.* (Software)	152	1,827
Callon Petroleum Co.* (Oil & Gas)	133	1,172
Cambrex Corp.* (Biotechnology)	95	1,775
Campus Crest Communities, Inc. (REIT)	209	1,338
Cantel Medical Corp. (Healthcare - Products)	95	3,266
Capital Bank Financial Corp.* - Class A (Banks)	76	1,815
Capital Senior Living Corp.* (Healthcare - Services)	95	2,017
Capitol Federal Financial, Inc. (Savings & Loans)	380	4,492
Capstead Mortgage Corp. (REIT)	266	3,256
Capstone Turbine Corp.* (Electrical Components & Equipment)	1,064	1,138
Cardinal Financial Corp. (Banks)	95	1,622
Cardiovascular System, Inc.* (Healthcare - Products)	76	1,796
Cardtronics, Inc.* (Commercial Services)	114	4,013
Career Education Corp.* (Commercial Services)	247	1,255
CareTrust REIT, Inc.* (REIT)	76	1,087
Carmike Cinemas, Inc.* (Entertainment)	76	2,354
Carrizo Oil & Gas, Inc.* (Oil & Gas)	114	6,135
Carrols Restaurant Group, Inc.* (Retail)	152	1,081
Cascade Bancorp* (Banks)	152	768
Casella Waste System, Inc.* - Class A (Environmental Control)	171	658
Casey’s General Stores, Inc. (Retail)	95	6,812
Cash America International, Inc. (Retail)	76	3,329
Cathay Bancorp, Inc. (Banks)	209	5,189
Cavium, Inc.* (Semiconductors)	133	6,614
CBIZ, Inc.* (Commercial Services)	152	1,196
Ceco Environmental Corp. (Environmental Control)	76	1,018
Cedar Realty Trust, Inc. (REIT)	266	1,569
Celadon Group, Inc. (Transportation)	76	1,478
Celldex Therapeutics, Inc.* (Biotechnology)	247	3,201
Cempra, Inc.* (Pharmaceuticals)	95	1,041
Centerstate Banks, Inc. (Banks)	133	1,377
Central European Media Enterprises, Ltd.* - Class A (Media)	323	727
Central Garden & Pet Co.* - Class A (Household Products/Wares)	152	1,222
Century Aluminum Co.* (Mining)	152	3,947
Cenveo, Inc.* (Commercial Services)	247	610
Cepheid, Inc.* (Healthcare - Products)	171	7,530
Cerus Corp.* (Healthcare - Products)	285	1,143
CEVA, Inc.* (Semiconductors)	76	1,021
Chambers Street Properties (REIT)	627	4,721
Channeladvisor Corp.* (Internet)	57	935
Chart Industries, Inc.* (Machinery-Diversified)	76	4,646
Charter Financial Corp. (Savings & Loans)	95	1,017
Chatham Lodging Trust (REIT)	76	1,754
CHC Group, Ltd.* (Transportation)	133	745
Checkpoint Systems, Inc.* (Electronics)	133	1,627
Chegg, Inc.* (Internet)	228	1,423
Chemical Financial Corp. (Banks)	95	2,555
Chemocentryx, Inc.* (Pharmaceuticals)	152	684
Chemtura Corp.* (Chemicals)	247	5,762
Chesapeake Lodging Trust (REIT)	133	3,877
Chimerix, Inc.* (Pharmaceuticals)	76	2,099
Chiquita Brands International, Inc.* (Food)	152	2,158
Christopher & Banks Corp.* (Retail)	133	1,315
CIBER, Inc.* (Computers)	285	978
Ciena Corp.* (Telecommunications)	266	4,448
Cincinnati Bell, Inc.* (Telecommunications)	608	2,049
Cinedigm Corp.* - Class A (Internet)	342	530
Cirrus Logic, Inc.* (Semiconductors)	171	3,565
Citizens, Inc.* (Insurance)	171	1,105
Civeo Corp. (Commercial Services)	247	2,868
Clarcor, Inc. (Miscellaneous Manufacturing)	133	8,389
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	209	1,630
Clearwater Paper Corp.* (Forest Products & Paper)	57	3,426
Cleco Corp. (Electric)	152	7,320
Clifton Bancorp, Inc. (Savings & Loans)	95	1,196
Cloud Peak Energy, Inc.* (Coal)	171	2,158
Clovis Oncology, Inc.* (Pharmaceuticals)	76	3,447
ClubCorp Holdings, Inc. (Leisure Time)	76	1,507
CNO Financial Group, Inc. (Insurance)	551	9,344
CoBiz Financial, Inc. (Banks)	133	1,487
Coeur d’Alene Mines Corp.* (Mining)	304	1,508
Cogent Communications Group, Inc. (Internet)	133	4,470
Cognex Corp.* (Machinery-Diversified)	209	8,417
Coherent, Inc.* (Electronics)	57	3,498
Cohu, Inc. (Semiconductors)	95	1,137
Colony Financial, Inc. (REIT)	247	5,528
Columbia Banking System, Inc. (Banks)	133	3,300
Comfort Systems USA, Inc. (Building Materials)	114	1,545

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Commercial Metals Co. (Iron/Steel)	304	$5,189
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	114	705
Community Bank System, Inc. (Banks)	114	3,829
CommVault Systems, Inc.* (Software)	114	5,746
Compuware Corp. (Software)	570	6,048
comScore, Inc.* (Internet)	95	3,459
Comstock Resources, Inc. (Oil & Gas)	133	2,476
Comverse, Inc.* (Telecommunications)	76	1,697
CONMED Corp. (Healthcare - Products)	76	2,800
Conn’s, Inc.* (Retail)	76	2,301
Consolidated Communications Holdings, Inc. (Telecommunications)	114	2,856
Constant Contact, Inc.* (Internet)	95	2,578
Consumer Portfolio Services, Inc.* (Diversified Financial Services)	114	731
Convergys Corp. (Commercial Services)	266	4,740
Conversant, Inc.* (Internet)	171	5,857
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	171	4,908
Corcept Therapeutics, Inc.* (Pharmaceuticals)	285	764
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	57	3,023
Corenergy Infrastructure Trust (REIT)	133	995
CoreSite Realty Corp. (REIT)	57	1,874
Cornerstone OnDemand, Inc.* (Software)	133	4,577
Cousins Properties, Inc. (REIT)	513	6,130
Cowen Group, Inc.* - Class A (Diversified Financial Services)	380	1,425
Crawford & Co. (Insurance)	114	941
Cray, Inc.* (Computers)	114	2,991
Crocs, Inc.* (Apparel)	247	3,107
Cross Country Healthcare, Inc.* (Commercial Services)	133	1,236
Crown Media Holdings, Inc.* (Media)	209	669
CryoLife, Inc. (Healthcare - Products)	114	1,125
CSG Systems International, Inc. (Software)	95	2,497
CTI BioPharma Corp.* (Biotechnology)	475	1,150
CTS Corp. (Electronics)	95	1,510
CubeSmart (REIT)	361	6,491
Cubic Corp. (Aerospace/Defense)	57	2,668
CUI Global, Inc.* (Electronics)	95	688
Cumulus Media, Inc.* - Class A (Media)	399	1,608
Curtiss-Wright Corp. (Aerospace/Defense)	114	7,515
Customers Bancorp, Inc.* (Banks)	76	1,365
CVB Financial Corp. (Banks)	285	4,091
Cyan, Inc.* (Telecommunications)	171	534
Cyberonics, Inc.* (Healthcare - Products)	76	3,888
Cynosure, Inc.* - Class A (Healthcare - Products)	76	1,596
Cypress Semiconductor Corp. (Semiconductors)	418	4,128
CYS Investments, Inc. (REIT)	437	3,601
Cytokinetics, Inc.* (Biotechnology)	171	602
Cytori Therapeutics, Inc.* (Pharmaceuticals)	342	231
CytRx Corp.* (Biotechnology)	228	579
Daktronics, Inc. (Home Furnishings)	133	1,635
Dana Holding Corp. (Auto Parts & Equipment)	399	7,648
Darling International, Inc.* (Environmental Control)	418	7,658
DCT Industrial Trust, Inc. (REIT)	836	6,278
DealerTrack Holdings, Inc.* (Software)	133	5,774
Dean Foods Co. (Food)	247	3,273
del Frisco’s Restaurant Group* (Retail)	76	1,455
Delek US Holdings, Inc. (Oil & Gas)	152	5,034
Deluxe Corp. (Commercial Services)	133	7,336
Demand Media, Inc.* (Internet Software & Services)	38	336
Demandware, Inc.* (Software)	76	3,870
Dendreon Corp.* (Biotechnology)	570	821
Denny’s Corp.* (Retail)	266	1,870
DepoMed, Inc.* (Pharmaceuticals)	171	2,597
Derma Sciences, Inc.* (Pharmaceuticals)	95	791
Destination XL Group, Inc.* (Retail)	171	807
Dexcom, Inc.* (Healthcare - Products)	190	7,599
DHT Holdings, Inc. (Transportation)	228	1,404
Diamond Foods, Inc.* (Food)	76	2,174
Diamond Resorts International, Inc.* (Leisure Time)	95	2,162
Diamondback Energy, Inc.* (Oil & Gas)	95	7,103
DiamondRock Hospitality Co. (REIT)	494	6,264
Dice Holdings, Inc.* (Internet)	152	1,274
Digi International, Inc.* (Software)	114	855
Digital River, Inc.* (Software)	114	1,655
DigitalGlobe, Inc.* (Telecommunications)	190	5,414
Dime Community Bancshares, Inc. (Savings & Loans)	114	1,642
Diodes, Inc.* (Semiconductors)	95	2,272
Dorman Products, Inc.* (Auto Parts & Equipment)	76	3,045
Dot Hill Systems Corp.* (Computers)	247	934
Douglas Dynamics, Inc. (Auto Parts & Equipment)	76	1,482
Drew Industries, Inc. (Building Materials)	57	2,405
DSP Group, Inc.* (Semiconductors)	95	843
DuPont Fabros Technology, Inc. (REIT)	171	4,624
Dyax Corp.* (Pharmaceuticals)	380	3,846
Dycom Industries, Inc.* (Engineering & Construction)	95	2,917
Dynavax Technologies Corp.* (Biotechnology)	912	1,304
Dynegy, Inc.* (Electric)	247	7,128
Dynex Capital, Inc. (REIT)	190	1,535
E.W. Scripps Co.* - Class A (Media)	95	1,549
E2open, Inc.* (Software)	76	708
Eagle Bancorp, Inc.* (Banks)	76	2,418
EarthLink Holdings Corp. (Telecommunications)	361	1,235
EastGroup Properties, Inc. (REIT)	76	4,605
Ebix, Inc. (Software)	95	1,347
Echo Global Logistics, Inc.* (Transportation)	76	1,790
Education Management Corp.* (Commercial Services)	304	331
Education Realty Trust, Inc. (REIT)	323	3,320
El Paso Electric Co. (Electric)	114	4,167
Electro Scientific Industries, Inc. (Electronics)	114	774
Electronics for Imaging, Inc.* (Computers)	114	5,035

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	76	$1,272
Ellie Mae, Inc.* (Diversified Financial Services)	76	2,478
EMCOR Group, Inc. (Engineering & Construction)	171	6,834
Emerald Oil, Inc.* (Oil & Gas)	190	1,169
Emergent Biosolutions, Inc.* (Biotechnology)	95	2,024
Empire District Electric Co. (Electric)	114	2,753
Empire State Realty Trust, Inc. - Class A (REIT)	247	3,710
Employers Holdings, Inc. (Insurance)	95	1,829
Emulex Corp.* (Semiconductors)	266	1,314
Encore Capital Group, Inc.* (Diversified Financial Services)	76	3,368
Encore Wire Corp. (Electrical Components & Equipment)	57	2,114
Endocyte, Inc.* (Biotechnology)	152	924
Endologix, Inc.* (Healthcare - Products)	190	2,014
Endurance International Group Holdings, Inc.* (Internet)	95	1,546
Energy Recovery, Inc.* (Environmental Control)	171	605
Energy XXI (Bermuda), Ltd. (Oil & Gas)	247	2,803
EnerNOC, Inc.* (Electric)	95	1,611
EnerSys (Electrical Components & Equipment)	114	6,685
Ennis, Inc. (Commercial Services)	95	1,251
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	57	3,450
Entegris, Inc.* (Semiconductors)	361	4,152
Entercom Communications Corp.* - Class A (Media)	95	763
Entravision Communications Corp. - Class A (Media)	209	828
Entropic Communications, Inc.* (Semiconductors)	342	910
Envestnet, Inc.* (Software)	95	4,275
Enzo Biochem, Inc.* (Biotechnology)	171	881
EPAM Systems, Inc.* (Computers)	95	4,160
EPIQ Systems, Inc. (Software)	114	2,002
EPR Properties (REIT)	133	6,739
Equity One, Inc. (REIT)	171	3,699
Era Group, Inc.* (Transportation)	57	1,240
ESCO Technologies, Inc. (Electronics)	76	2,643
Essent Group, Ltd.* (Insurance)	114	2,441
Esterline Technologies Corp.* (Aerospace/Defense)	76	8,456
Ethan Allen Interiors, Inc. (Home Furnishings)	76	1,733
Euronet Worldwide, Inc.* (Commercial Services)	133	6,356
EverBank Financial Corp. (Savings & Loans)	247	4,362
Evercore Partners, Inc. - Class A (Diversified Financial Services)	95	4,465
EVERTEC, Inc. (Commercial Services)	171	3,820
Exact Sciences Corp.* (Biotechnology)	228	4,420
ExamWorks Group, Inc.* (Commercial Services)	95	3,111
Exar Corp.* (Semiconductors)	133	1,190
Excel Trust, Inc. (REIT)	152	1,789
EXCO Resources, Inc. (Oil & Gas)	437	1,460
Exelixis, Inc.* (Biotechnology)	589	901
ExlService Holdings, Inc.* (Commercial Services)	95	2,319
Express, Inc.* (Retail)	228	3,559
Exterran Holdings, Inc. (Oil & Gas Services)	152	6,734
Extreme Networks, Inc.* (Telecommunications)	323	1,547
EZCORP, Inc.* - Class A (Retail)	152	1,506
F.N.B. Corp. (Banks)	437	5,240
Fabrinet* (Miscellaneous Manufacturing)	114	1,664
Fair Isaac Corp. (Software)	95	5,235
Fairchild Semiconductor International, Inc.* (Semiconductors)	323	5,016
Fairpoint Communications, Inc.* (Telecommunications)	76	1,153
Federal Signal Corp. (Miscellaneous Manufacturing)	171	2,264
Federal-Mogul Corp.* (Auto Parts & Equipment)	95	1,413
FEI Co. (Electronics)	114	8,597
FelCor Lodging Trust, Inc. (REIT)	342	3,201
Female Health Co. (Healthcare - Products)	133	464
Ferro Corp.* (Chemicals)	209	3,028
Fiesta Restaurant Group, Inc.* (Retail)	76	3,776
Financial Engines, Inc. (Diversified Financial Services)	133	4,551
Finisar Corp.* (Telecommunications)	247	4,108
First American Financial Corp. (Insurance)	266	7,214
First Bancorp* (Banks)	323	1,534
First Busey Corp. (Banks)	247	1,376
First Cash Financial Services, Inc.* (Retail)	76	4,255
First Commonwealth Financial Corp. (Banks)	266	2,232
First Financial Bancorp (Banks)	171	2,707
First Financial Bankshares, Inc. (Banks)	171	4,752
First Industrial Realty Trust, Inc. (REIT)	285	4,819
First Merchants Corp. (Banks)	114	2,304
First Midwest Bancorp, Inc. (Banks)	209	3,363
First Potomac Realty Trust (REIT)	171	2,009
FirstMerit Corp. (Banks)	418	7,356
Five Below, Inc.* (Retail)	133	5,267
Five Star Quality Care, Inc.* (Healthcare - Services)	190	716
Flagstar BanCorp, Inc.* (Savings & Loans)	76	1,279
Fleetmatics Group PLC* (Computers)	95	2,898
Flotek Industries, Inc.* (Oil & Gas Services)	133	3,467
Fluidigm Corp.* (Electronics)	76	1,862
Flushing Financial Corp. (Savings & Loans)	95	1,736
Forest Oil Corp.* (Oil & Gas)	475	556
Forestar Group, Inc.* (Real Estate)	114	2,020
FormFactor, Inc.* (Semiconductors)	190	1,362
Forum Energy Technologies, Inc.* (Oil & Gas Services)	152	4,652
Forward Air Corp. (Transportation)	76	3,407
Francesca’s Holdings Corp.* (Retail)	133	1,853
Franklin Electric Co., Inc. (Hand/Machine Tools)	133	4,620
Franklin Street Properties Corp. (REIT)	247	2,771

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Fred’s, Inc. - Class A (Retail)	114		$1,596
Fresh Del Monte Produce, Inc. (Food)	95		3,031
Frontline, Ltd.* (Transportation)	304		383
FTI Consulting, Inc.* (Commercial Services)	114		3,985
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	703		1,469
Fuller (H.B.) Co. (Chemicals)	133		5,280
Furmanite Corp.* (Metal Fabricate/Hardware)	133		899
FutureFuel Corp. (Energy-Alternate Sources)	76		904
FX Energy, Inc.* (Oil & Gas)	247		751
FXCM, Inc. (Diversified Financial Services)	133		2,108
Gain Capital Holdings, Inc. (Diversified Financial Services)	114		726
Galena Biopharma, Inc.* (Biotechnology)	418		861
GasLog, Ltd. (Transportation)	114		2,509
Gastar Exploration, Inc.* (Oil & Gas)	190		1,115
GenCorp, Inc.* (Aerospace/Defense)	171		2,731
Generac Holdings, Inc.* (Electrical Components & Equipment)	171		6,932
General Cable Corp. (Electrical Components & Equipment)	133		2,006
General Communication, Inc.* - Class A (Telecommunications)	133		1,451
Genesco, Inc.* (Retail)	57		4,261
GenMark Diagnostics, Inc.* (Healthcare - Products)	133		1,193
Gentherm, Inc.* (Auto Parts & Equipment)	95		4,011
Gentiva Health Services, Inc.* (Healthcare - Services)	95		1,594
Getty Realty Corp. (REIT)	76		1,292
GFI Group, Inc. (Diversified Financial Services)	323		1,747
Gibraltar Industries, Inc.* (Building Materials)	95		1,301
Gigamon, Inc.* (Telecommunications)	76		796
Glacier Bancorp, Inc. (Banks)	190		4,913
Glatfelter (Forest Products & Paper)	114		2,502
Glimcher Realty Trust (REIT)	380		5,145
Global Brass & Copper Holdings, Inc. (Metal Fabricate/Hardware)	76		1,115
Global Cash Access Holdings, Inc.* (Commercial Services)	209		1,411
Global Eagle Entertainment, Inc.* (Internet)	133		1,492
Globalstar, Inc.* (Telecommunications)	760		2,782
Globe Specialty Metals, Inc. (Mining)	171		3,110
Globus Med, Inc.* - Class A (Healthcare - Products)	171		3,364
Glu Mobile, Inc.* (Software)	304		1,572
Gogo, Inc.* (Telecommunications)	152		2,563
Gold Resource Corp. (Mining)	171		876
Goodrich Petroleum Corp.* (Oil & Gas)	95		1,408
Government Properties Income Trust (REIT)	152		3,330
GrafTech International, Ltd.* (Electrical Components & Equipment)	323		1,479
Gramercy Property Trust, Inc. (REIT)	361		2,079
Grand Canyon Education, Inc.* (Commercial Services)	114		4,648
Granite Construction, Inc. (Engineering & Construction)	114		3,626
Graphic Packaging Holding Co.* (Packaging & Containers)	817		10,155
Gray Television, Inc.* (Media)	152		1,198
Great Lakes Dredge & Dock Co.* (Commercial Services)	209		1,292
Greatbatch, Inc.* (Healthcare - Products)	76		3,238
Green Dot Corp.* - Class A (Commercial Services)	95		2,008
Green Plains Renewable Energy (Energy-Alternate Sources)	95		3,552
Greenhill & Co., Inc. (Diversified Financial Services)	76		3,533
Greenlight Capital Re, Ltd.* - Class A (Insurance)	76		2,463
Griffon Corp. (Building Materials)	133		1,515
Group 1 Automotive, Inc. (Retail)	57		4,144
GSI Group, Inc.* (Electronics)	114		1,310
GT Advanced Technologies, Inc.* (Semiconductors)	342		3,704
GUESS?, Inc. (Retail)	171		3,757
Guidewire Software, Inc.* (Software)	171		7,582
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	76		2,383
H&E Equipment Services, Inc. (Commercial Services)	95		3,827
Hackett Group, Inc. (Commercial Services)	133		793
Haemonetics Corp.* (Healthcare - Products)	133		4,644
Halcon Resources Corp.* (Oil & Gas)	684		2,709
Halozyme Therapeutics, Inc.* (Biotechnology)	285		2,594
Hampton Roads Bankshares, Inc.* (Banks)	342		523
Hancock Holding Co. (Banks)	209		6,698
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	95		1,949
Hanmi Financial Corp. (Banks)	95		1,915
Hannon Armstrong Sustainable I (Diversified Financial Services)	76		1,050
Harbinger Group, Inc.* (Holding Companies - Diversified)	228		2,991
Harmonic, Inc.* (Telecommunications)	285		1,807
Harsco Corp. (Miscellaneous Manufacturing)	209		4,474
Harte-Hanks, Inc. (Advertising)	171		1,089
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare - Products)	—	(a)	2
Harvest Natural Resources, Inc.* (Oil & Gas)	190		697
Hatteras Financial Corp. (REIT)	247		4,436
Haverty Furniture Cos., Inc. (Retail)	57		1,242
Hawaiian Holdings, Inc.* (Airlines)	133		1,789
Headwaters, Inc.* (Building Materials)	209		2,621
Healthcare Realty Trust, Inc. (REIT)	247		5,849
Healthcare Services Group, Inc. (Commercial Services)	190		5,436
HealthSouth Corp. (Healthcare - Services)	228		8,413
HealthStream, Inc.* (Internet)	76		1,825
Healthways, Inc.* (Healthcare - Services)	95		1,522
Heartland Express, Inc. (Transportation)	152		3,642

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Heartland Payment Systems, Inc. (Commercial Services)	95	$4,533
Hecla Mining Co. (Mining)	950	2,356
HEICO Corp. (Aerospace/Defense)	171	7,985
Helen of Troy, Ltd.* (Household Products/Wares)	76	3,992
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	266	5,868
Hercules Offshore, Inc.* (Oil & Gas)	494	1,087
Heritage Commerce Corp. (Banks)	95	780
Heritage Financial Corp. (Banks)	95	1,505
Heritage Oaks Bancorp (Banks)	114	798
Herman Miller, Inc. (Office Furnishings)	152	4,538
Hersha Hospitality Trust (REIT)	551	3,510
HFF, Inc. - Class A (Real Estate)	95	2,750
Hibbett Sports, Inc.* (Retail)	76	3,240
Higher One Holdings, Inc.* (Diversified Financial Services)	209	516
Highwoods Properties, Inc. (REIT)	228	8,869
Hill International, Inc.* (Commercial Services)	133	532
Hillenbrand, Inc. (Miscellaneous Manufacturing)	171	5,282
Hilltop Holdings, Inc.* (Insurance)	190	3,810
HMS Holdings Corp.* (Commercial Services)	228	4,298
HNI Corp. (Office Furnishings)	114	4,103
Home Bancshares, Inc. (Banks)	133	3,912
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	190	4,026
HomeTrust Bancshares, Inc.* (Savings & Loans)	76	1,110
Horace Mann Educators Corp. (Insurance)	114	3,250
Horizon Pharma PLC* (Pharmaceuticals)	190	2,333
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	95	3,109
Horsehead Holding Corp.* (Mining)	323	5,339
Houghton Mifflin Harcourt Co.* (Media)	285	5,540
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	361	1,325
HSN, Inc. (Retail)	95	5,830
Hub Group, Inc.* - Class A (Transportation)	95	3,850
Hudson Pacific Properties, Inc. (REIT)	152	3,748
Huron Consulting Group, Inc.* (Commercial Services)	57	3,475
IBERIABANK Corp. (Banks)	76	4,751
Iconix Brand Group, Inc.* (Apparel)	114	4,211
IDACORP, Inc. (Electric)	133	7,130
Idera Pharmaceuticals, Inc.* (Biotechnology)	285	653
iGATE Corp.* (Computers)	95	3,488
IGI Laboratories, Inc.* (Pharmaceuticals)	152	1,417
II-VI, Inc.* (Electronics)	152	1,789
Immersion Corp.* (Computers)	114	978
ImmunoGen, Inc.* (Biotechnology)	247	2,616
Immunomedics, Inc.* (Biotechnology)	323	1,202
Impax Laboratories, Inc.* (Pharmaceuticals)	190	4,505
Imperva, Inc.* (Software)	76	2,183
Incontact, Inc.* (Software)	190	1,652
Independent Bank Corp. (Banks)	76	2,715
Independent Bank Corp./Mi (Banks)	95	1,132
Infinera Corp.* (Telecommunications)	342	3,649
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	152	2,040
Infoblox, Inc.* (Software)	171	2,522
Information Services Group, Inc.* (Commercial Services)	171	650
Inland Real Estate Corp. (REIT)	247	2,448
InnerWorkings, Inc.* (Software)	133	1,076
Innophos Holdings, Inc. (Chemicals)	57	3,140
Innospec, Inc. (Chemicals)	76	2,728
Inovio Pharmaceuticals, Inc.* (Biotechnology)	190	1,872
Inphi Corp.* (Semiconductors)	95	1,366
Insight Enterprises, Inc.* (Computers)	114	2,580
Insmed, Inc.* (Biotechnology)	114	1,488
Insperity, Inc. (Commercial Services)	76	2,078
Insulet Corp.* (Healthcare - Products)	152	5,601
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	76	3,773
Integrated Device Technology, Inc.* (Semiconductors)	342	5,455
Integrated Silicon Solution, Inc. (Semiconductors)	95	1,305
Inteliquent, Inc. (Telecommunications)	114	1,419
Intelsat S.A.* (Telecommunications)	95	1,628
InterDigital, Inc. (Telecommunications)	114	4,539
Interface, Inc. (Office Furnishings)	190	3,067
Internap Network Services Corp.* (Internet)	190	1,311
International Bancshares Corp. (Banks)	152	3,749
International Rectifier Corp.* (Semiconductors)	190	7,455
International Speedway Corp. - Class A (Entertainment)	76	2,405
Intersil Corp. - Class A (Semiconductors)	342	4,860
Interval Leisure Group, Inc. (Leisure Time)	114	2,172
Intevac, Inc.* (Machinery-Diversified)	114	760
Intralinks Holdings, Inc.* (Internet)	152	1,231
Intrepid Potash, Inc.* (Chemicals)	152	2,348
Intrexon Corp.* (Biotechnology)	95	1,765
Invacare Corp. (Healthcare - Products)	95	1,122
InvenSense, Inc.* (Electronics)	190	3,748
Invesco Mortgage Capital, Inc. (REIT)	323	5,078
Investment Technology Group, Inc.* (Diversified Financial Services)	114	1,797
Investors Bancorp, Inc. (Savings & Loans)	893	9,046
Investors Real Estate Trust (REIT)	304	2,341
ION Geophysical Corp.* (Oil & Gas Services)	418	1,166
Iridium Communications, Inc.* (Telecommunications)	247	2,186
iRobot Corp.* (Home Furnishings)	76	2,314
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	304	3,938
Isis Pharmaceuticals, Inc.* (Biotechnology)	285	11,066
Isle of Capri Casinos, Inc.* (Entertainment)	114	855
iStar Financial, Inc.* (REIT)	228	3,078
Itron, Inc.* (Electronics)	95	3,734
ITT Educational Services, Inc.* (Commercial Services)	76	326
Ixia* (Telecommunications)	171	1,563

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
IXYS Corp. (Semiconductors)	95	$998
j2 Global, Inc. (Computers)	114	5,627
Jack in the Box, Inc. (Retail)	95	6,477
Janus Capital Group, Inc. (Diversified Financial Services)	399	5,801
JetBlue Airways Corp.* (Airlines)	627	6,658
Jive Software, Inc.* (Software)	152	886
John Bean Technologies Corp. (Miscellaneous Manufacturing)	76	2,138
Journal Communications, Inc.* - Class A (Media)	152	1,281
K12, Inc.* (Commercial Services)	95	1,516
Kaman Corp. - Class A (Aerospace/Defense)	76	2,987
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	209	5,846
KB Home (Home Builders)	228	3,406
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	171	1,732
Kelly Services, Inc. - Class A (Commercial Services)	95	1,489
KEMET Corp.* (Electronics)	190	783
Kemper Corp. (Insurance)	114	3,893
Kennedy-Wilson Holdings, Inc. (Real Estate)	190	4,552
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	247	3,396
Key Energy Services, Inc.* (Oil & Gas Services)	361	1,747
Kforce, Inc. (Commercial Services)	76	1,487
Kimball International, Inc. - Class B (Home Furnishings)	114	1,716
Kindred Healthcare, Inc. (Healthcare - Services)	152	2,949
Kite Realty Group Trust (REIT)	95	2,303
Knight Transportation, Inc. (Transportation)	152	4,162
Knightsbridge Tankers, Ltd. (Transportation)	114	1,009
Knoll, Inc. (Office Furnishings)	133	2,302
Kodiak Oil & Gas Corp.* (Oil & Gas)	665	9,024
Kofax, Ltd.* (Software)	228	1,765
Kopin Corp.* (Semiconductors)	304	1,034
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	57	1,890
Korn/Ferry International* (Commercial Services)	133	3,312
Kraton Performance Polymers, Inc.* (Chemicals)	95	1,692
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	171	1,122
Krispy Kreme Doughnuts, Inc.* (Retail)	190	3,260
Kronos Worldwide, Inc. (Chemicals)	76	1,047
La Quinta Holdings, Inc.* (Lodging)	133	2,526
Laclede Group, Inc. (Gas)	95	4,408
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	380	1,611
Lakeland Bancorp, Inc. (Banks)	133	1,298
Landec Corp.* (Chemicals)	95	1,164
Lannett Co., Inc.* (Pharmaceuticals)	76	3,472
LaSalle Hotel Properties (REIT)	266	9,108
Lattice Semiconductor Corp.* (Semiconductors)	342	2,565
La-Z-Boy, Inc. (Home Furnishings)	152	3,008
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	209	1,252
Lee Enterprises, Inc.* (Media)	228	771
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	817	1,152
Lexington Realty Trust (REIT)	532	5,208
Libbey, Inc.* (Housewares)	76	1,996
Liberator Medical Holdings, Inc. (Pharmaceuticals)	190	595
Life Time Fitness, Inc.* (Leisure Time)	114	5,750
LifeLock, Inc.* (Commercial Services)	228	3,258
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	57	2,678
Limelight Networks, Inc.* (Internet)	285	665
Lionbridge Technologies, Inc.* (Internet)	228	1,026
Liquidity Services, Inc.* (Internet)	95	1,306
Lithia Motors, Inc. - Class A (Retail)	57	4,314
Littelfuse, Inc. (Electrical Components & Equipment)	57	4,855
LivePerson, Inc.* (Computers)	171	2,153
LogMeIn, Inc.* (Telecommunications)	76	3,501
Louisiana-Pacific Corp.* (Building Materials)	361	4,906
LSI Industries, Inc. (Building Materials)	114	692
LTC Properties, Inc. (REIT)	95	3,505
Lumber Liquidators Holdings, Inc.* (Retail)	76	4,361
Luminex Corp.* (Healthcare - Products)	114	2,223
M.D.C. Holdings, Inc. (Home Builders)	114	2,886
M/I Schottenstein Homes, Inc.* (Home Builders)	76	1,506
Macatawa Bank Corp. (Banks)	152	730
Mack-Cali Realty Corp. (REIT)	228	4,357
MacroGenics, Inc.* (Biotechnology)	76	1,588
Magellan Health Services, Inc.* (Healthcare - Services)	76	4,159
Magnum Hunter Resources Corp.* (Oil & Gas)	532	2,963
Maiden Holdings, Ltd. (Insurance)	152	1,684
Mainsource Financial Group, Inc. (Banks)	76	1,311
Manhattan Associates, Inc.* (Computers)	190	6,350
MannKind Corp.* (Pharmaceuticals)	589	3,481
ManTech International Corp. - Class A (Software)	76	2,048
Marchex, Inc. - Class B (Advertising)	114	473
Marin Software, Inc.* (Advertising)	95	817
MarineMax, Inc.* (Retail)	95	1,601
MarketAxess Holdings, Inc. (Diversified Financial Services)	95	5,877
Marketo, Inc.* (Internet)	76	2,455
Marriott Vacations Worldwide Corp.* (Entertainment)	76	4,819
Marten Transport, Ltd. (Transportation)	76	1,354
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	171	616
Masimo Corp.* (Healthcare - Products)	133	2,830
Masonite International Corp.* (Building Materials)	76	4,208
MasTec, Inc.* (Engineering & Construction)	171	5,236
Matador Resources Co.* (Oil & Gas)	190	4,912
Materion Corp. (Mining)	57	1,748

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Matrix Service Co.* (Oil & Gas Services)	76	$1,833
Matson, Inc. (Transportation)	114	2,853
Matthews International Corp. - Class A (Commercial Services)	76	3,336
MAXIMUS, Inc. (Commercial Services)	171	6,862
Maxlinear, Inc.* - Class A (Semiconductors)	114	784
Maxwell Technologies, Inc.* (Computers)	95	828
MB Financial, Inc. (Banks)	152	4,207
McDermott International, Inc.* (Oil & Gas Services)	627	3,586
McGrath Rentcorp (Commercial Services)	76	2,599
MDC Partners, Inc. - Class A (Advertising)	114	2,188
Meadowbrook Insurance Group, Inc. (Insurance)	190	1,112
MedAssets, Inc.* (Software)	171	3,543
Media General, Inc.* - Class A (Media)	152	1,993
Medical Properties Trust, Inc. (REIT)	437	5,358
Medidata Solutions, Inc.* (Software)	133	5,891
Mentor Graphics Corp. (Computers)	247	5,062
Mercury Computer Systems, Inc.* (Computers)	114	1,255
Meredith Corp. (Media)	95	4,066
Merge Healthcare, Inc.* (Healthcare - Products)	361	794
Meridian Bioscience, Inc. (Healthcare - Products)	114	2,017
Merit Medical Systems, Inc.* (Healthcare - Products)	133	1,580
Meritage Homes Corp.* (Home Builders)	95	3,373
Meritor, Inc.* (Auto Parts & Equipment)	266	2,886
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	285	2,502
Methode Electronics, Inc. (Electronics)	95	3,503
MGE Energy, Inc. (Electric)	95	3,540
MGIC Investment Corp.* (Insurance)	855	6,678
Micrel, Inc. (Semiconductors)	152	1,829
Microsemi Corp.* (Semiconductors)	247	6,275
Midstates Pete Co., Inc.* (Oil & Gas)	152	768
Millennial Media, Inc.* (Advertising)	285	530
Miller Energy Resources, Inc.* (Oil & Gas)	152	669
MiMedx Group, Inc.* (Healthcare - Products)	285	2,032
Minerals Technologies, Inc. (Chemicals)	95	5,862
MKS Instruments, Inc. (Semiconductors)	133	4,440
Mobile Mini, Inc. (Storage/Warehousing)	114	3,987
Modine Manufacturing Co.* (Auto Parts & Equipment)	133	1,579
ModusLink Global Solutions, Inc.* (Internet)	209	746
Molina Healthcare, Inc.* (Healthcare - Services)	76	3,215
Molycorp, Inc.* (Mining)	608	724
Momenta Pharmaceuticals, Inc.* (Biotechnology)	152	1,724
MoneyGram International, Inc.* (Commercial Services)	95	1,191
Monmouth Real Estate Investment Corp. - Class A (REIT)	171	1,731
Monolithic Power Systems, Inc. (Semiconductors)	95	4,185
Monotype Imaging Holdings, Inc. (Software)	114	3,228
Monro Muffler Brake, Inc. (Commercial Services)	76	3,688
Monster Worldwide, Inc.* (Commercial Services)	285	1,568
Montpelier Re Holdings, Ltd. (Insurance)	114	3,544
Moog, Inc.* - Class A (Aerospace/Defense)	114	7,798
Morgans Hotel Group Co.* (Lodging)	133	1,073
Move, Inc.* (Internet)	134	2,798
MSA Safety, Inc. (Machinery - Construction & Mining)	76	3,754
Mueller Industries, Inc. (Metal Fabricate/Hardware)	152	4,338
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	437	3,618
Multimedia Games Holding Co., Inc.* (Entertainment)	95	3,421
Myers Industries, Inc. (Miscellaneous Manufacturing)	95	1,676
MYR Group, Inc.* (Engineering & Construction)	76	1,830
Nanometrics, Inc.* (Semiconductors)	76	1,148
NanoViricides, Inc.* (Pharmaceuticals)	190	570
National Bank Holdings Corp. (Holding Companies - Diversified)	114	2,180
National CineMedia, Inc. (Entertainment)	171	2,481
National General Holdings Corp. (Insurance)	114	1,925
National Health Investors, Inc. (REIT)	95	5,428
National Penn Bancshares, Inc. (Banks)	323	3,136
Natus Medical, Inc.* (Healthcare - Products)	95	2,803
Nautilus, Inc.* (Leisure Time)	114	1,365
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	665	878
Navigant Consulting Co.* (Commercial Services)	152	2,114
Navios Maritime Acquisition Corp. (Transportation)	323	875
Navios Maritime Holdings, Inc. (Transportation)	228	1,368
NBT Bancorp, Inc. (Banks)	114	2,567
NCI Building Systems, Inc.* (Building Materials)	95	1,843
Nektar Therapeutics, Inc.* (Pharmaceuticals)	342	4,128
Nelnet, Inc. - Class A (Diversified Financial Services)	57	2,456
Neogen Corp.* (Pharmaceuticals)	95	3,753
NeoStem, Inc.* (Healthcare - Services)	114	630
NETGEAR, Inc.* (Telecommunications)	95	2,969
NetScout Systems, Inc.* (Computers)	95	4,351
Neuralstem, Inc.* (Biotechnology)	266	872
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	209	3,275
NeuStar, Inc.* - Class A (Telecommunications)	152	3,774
New Jersey Resources Corp. (Gas)	114	5,758
New Media Investment Group, Inc. (Internet)	95	1,580
New Residential Investment Corp. (REIT)	741	4,320
New York & Co., Inc.* (Retail)	190	576

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
New York Mortgage Trust, Inc. (REIT)	266	$1,923
New York REIT, Inc. (REIT)	456	4,688
NewBridge Bancorp* (Banks)	133	1,009
Newpark Resources, Inc.* (Oil & Gas Services)	247	3,073
Newport Corp.* (Electronics)	114	2,020
NewStar Financial, Inc.* (Diversified Financial Services)	95	1,068
Nexstar Broadcasting Group, Inc. - Class A (Media)	76	3,072
NIC, Inc. (Internet)	190	3,272
NMI Holdings, Inc.* - Class A (Insurance)	152	1,315
Noranda Aluminum Holding Corp. (Mining)	228	1,031
North Atlantic Drilling, Ltd. (Oil & Gas)	209	1,392
Northern Oil & Gas, Inc.* (Oil & Gas)	171	2,432
Northfield BanCorp, Inc. (Savings & Loans)	152	2,070
Northwest Bancshares, Inc. (Savings & Loans)	266	3,219
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	152	765
Northwest Natural Gas Co. (Gas)	76	3,211
NorthWestern Corp. (Electric)	95	4,309
Novavax, Inc.* (Biotechnology)	589	2,456
NPS Pharmaceuticals, Inc.* (Biotechnology)	266	6,915
NRG Yield, Inc. (Electric)	57	2,682
Nutrisystem, Inc. (Food)	95	1,460
NuVasive, Inc.* (Healthcare - Products)	114	3,975
NxStage Medical, Inc.* (Healthcare - Products)	171	2,245
Oclaro, Inc.* (Telecommunications)	418	598
Office Depot, Inc.* (Retail)	1,349	6,933
OFG Bancorp (Banks)	133	1,992
Ohr Pharmaceutical, Inc.* (Pharmaceuticals)	95	689
Old National Bancorp (Banks)	285	3,696
Olin Corp. (Chemicals)	209	5,277
Olympic Steel, Inc. (Metal Fabricate/Hardware)	76	1,563
OM Group, Inc. (Chemicals)	95	2,465
Omega Protein Corp.* (Pharmaceuticals)	76	950
Omeros Corp.* (Biotechnology)	114	1,450
Omnicell, Inc.* (Software)	95	2,596
OmniVision Technologies, Inc.* (Semiconductors)	152	4,022
Omnova Solutions, Inc.* (Chemicals)	152	816
On Assignment, Inc.* (Commercial Services)	133	3,571
Oncothyreon, Inc.* (Biotechnology)	304	584
ONE Gas, Inc. (Gas)	133	4,555
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	76	1,171
Opko Health, Inc.* (Pharmaceuticals)	513	4,366
OraSure Technologies, Inc.* (Healthcare - Products)	190	1,372
Orbcomm, Inc.* (Telecommunications)	171	983
Orbital Sciences Corp.* (Aerospace/Defense)	152	4,226
Orbitz Worldwide, Inc.* (Internet)	171	1,346
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	342	1,457
Organovo Holdings, Inc.* (Biotechnology)	209	1,331
Orion Marine Group, Inc.* (Engineering & Construction)	114	1,138
Oritani Financial Corp. (Savings & Loans)	133	1,874
Otter Tail Corp. (Electric)	95	2,534
Outerwall, Inc.* (Diversified Financial Services)	57	3,198
Owens & Minor, Inc. (Distribution/Wholesale)	171	5,599
Pacific Biosciences of California, Inc.* (Biotechnology)	209	1,026
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	76	1,061
Pacific Sunwear of California, Inc.* (Retail)	304	547
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	95	9,206
Pain Therapeutics, Inc.* (Pharmaceuticals)	171	669
Papa John’s International, Inc. (Retail)	76	3,039
PAREXEL International Corp.* (Commercial Services)	152	9,589
Park Electrochemical Corp. (Electronics)	57	1,342
Park Sterling Corp. (Banks)	171	1,134
Parker Drilling Co.* (Oil & Gas)	361	1,783
Parkervision, Inc.* (Telecommunications)	513	585
Parkway Properties, Inc. (REIT)	190	3,568
Parsley Energy, Inc.* - Class A (Oil & Gas)	133	2,837
Pattern Energy Group, Inc. (Energy-Alternate Sources)	114	3,525
PDC Energy, Inc.* (Oil & Gas)	95	4,778
PDF Solutions, Inc.* (Software)	95	1,198
PDL BioPharma, Inc. (Biotechnology)	437	3,264
Pebblebrook Hotel Trust (REIT)	171	6,385
Pegasystems, Inc. (Software)	114	2,179
Pendrell Corp.* (Commercial Services)	665	891
Penn National Gaming, Inc.* (Entertainment)	228	2,556
Penn Virginia Corp.* (Oil & Gas)	190	2,415
Pennsylvania REIT (REIT)	190	3,789
PennyMac Mortgage Investment Trust (REIT)	190	4,072
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	665	904
Peregrine Semiconductor Corp.* (Semiconductors)	133	1,645
Perficient, Inc.* (Internet)	114	1,709
Performant FINL Corp.* (Commercial Services)	114	921
Pericom Semiconductor Corp.* (Semiconductors)	95	925
Pernix Therapeutics Holdings I* (Pharmaceuticals)	133	1,021
PetMed Express, Inc. (Retail)	76	1,034
PetroQuest Energy, Inc.* (Oil & Gas)	209	1,175
PGT, Inc.* (Building Materials)	171	1,594
PharMerica Corp.* (Pharmaceuticals)	95	2,321
PHH Corp.* (Commercial Services)	152	3,399
Photronics, Inc.* (Semiconductors)	190	1,530
Physicians Realty Trust (REIT)	114	1,564
PICO Holdings, Inc.* (Water)	76	1,516
Piedmont Natural Gas Co., Inc. (Gas)	190	6,371
Pier 1 Imports, Inc. (Retail)	247	2,937
Pike Electric Corp.* (Electric)	114	1,355

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pinnacle Entertainment, Inc.* (Entertainment)	152	$3,814
Pinnacle Financial Partners, Inc. (Banks)	95	3,430
Pioneer Energy Services Corp.* (Oil & Gas Services)	171	2,397
Plantronics, Inc. (Telecommunications)	114	5,447
Platinum Underwriters Holdings, Ltd. (Insurance)	76	4,626
Plexus Corp.* (Electronics)	95	3,508
Plug Power, Inc.* (Energy-Alternate Sources)	494	2,267
Ply Gem Holdings, Inc.* (Building Materials)	95	1,030
PMC-Sierra, Inc.* (Semiconductors)	475	3,544
PNM Resources, Inc. (Electric)	209	5,206
Polycom, Inc.* (Telecommunications)	361	4,435
PolyOne Corp. (Chemicals)	228	8,113
Polypore International, Inc.* (Miscellaneous Manufacturing)	114	4,436
Pool Corp. (Distribution/Wholesale)	114	6,147
Popeyes Louisiana Kitchen, Inc.* (Retail)	57	2,309
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	133	6,947
Portland General Electric Co. (Electric)	190	6,103
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	95	2,402
Post Holdings, Inc.* (Food)	114	3,783
Potlatch Corp. (REIT)	114	4,584
Power Integrations, Inc. (Semiconductors)	76	4,097
PowerSecure International, Inc.* (Electrical Components & Equipment)	95	910
Pozen, Inc. (Pharmaceuticals)	114	837
Premiere Global Services, Inc.* (Telecommunications)	152	1,819
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	133	4,305
PRGX Global, Inc.* (Commercial Services)	133	779
Primerica, Inc. (Insurance)	133	6,412
Primoris Services Corp. (Pipelines)	114	3,060
PrivateBancorp, Inc. (Banks)	190	5,683
Procera Networks, Inc.* (Telecommunications)	95	910
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	266	1,381
Progress Software Corp.* (Software)	133	3,180
Proofpoint, Inc.* (Software)	95	3,528
PROS Holdings, Inc.* (Software)	76	1,915
Prosperity Bancshares, Inc. (Banks)	171	9,775
Prothena Corp PLC* (Biotechnology)	76	1,684
Proto Labs, Inc.* (Miscellaneous Manufacturing)	57	3,933
Provident Financial Services, Inc. (Savings & Loans)	171	2,799
PTC Therapeutics, Inc.* (Biotechnology)	76	3,345
Puma Biotechnology, Inc.* (Biotechnology)	57	13,599
QLIK Technologies, Inc.* (Software)	228	6,165
QLogic Corp.* (Semiconductors)	247	2,263
Quad Graphics, Inc. (Commercial Services)	95	1,829
Quality Distribution, Inc.* (Transportation)	95	1,214
Quality Systems, Inc. (Software)	152	2,093
Qualys, Inc.* (Computers)	57	1,516
Quanex Building Products Corp. (Building Materials)	114	2,062
Quantum Corp.* (Computers)	893	1,036
Quicklogic Corp.* (Semiconductors)	228	682
Quicksilver Resources, Inc.* (Oil & Gas)	475	286
Quidel Corp.* (Healthcare - Products)	95	2,553
QuinStreet, Inc.* (Internet)	171	710
Radian Group, Inc. (Insurance)	475	6,774
Radio One, Inc.* - Class D (Media)	152	483
Radnet, Inc.* (Healthcare - Services)	133	880
RAIT Financial Trust (REIT)	247	1,835
Rally Software Development COR* (Software)	95	1,141
Rambus, Inc.* (Semiconductors)	304	3,794
Ramco-Gershenson Properties Trust (REIT)	190	3,088
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	190	1,822
Raven Industries, Inc. (Miscellaneous Manufacturing)	95	2,318
RBC Bearings, Inc. (Metal Fabricate/Hardware)	57	3,232
RealD, Inc.* (Computers)	133	1,246
RealNetworks, Inc.* (Internet)	114	792
RealPage, Inc.* (Software)	152	2,356
Redwood Trust, Inc. (REIT)	228	3,780
Regis Corp. (Retail)	133	2,123
Renasant Corp. (Banks)	95	2,570
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	114	1,157
Rent-A-Center, Inc. (Commercial Services)	133	4,037
Rentech, Inc.* (Chemicals)	722	1,235
Repligen Corp.* (Biotechnology)	95	1,891
Repros Therapeutics, Inc.* (Pharmaceuticals)	76	752
Republic Airways Holdings, Inc.* (Airlines)	152	1,689
Republic First Bancorp, Inc.* (Banks)	152	591
Resolute Energy Corp.* (Oil & Gas)	247	1,549
Resolute Forest Products, Inc.* (Forest Products & Paper)	190	2,972
Resource Capital Corp. (REIT)	380	1,851
Resources Connection, Inc. (Commercial Services)	133	1,854
Restoration Hardware Holdings* (Retail)	76	6,045
Retail Opportunity Investments Corp. (REIT)	209	3,072
Retailmenot, Inc.* (Internet)	95	1,535
Retrophin, Inc.* (Biotechnology)	95	857
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	266	447
Rex Energy Corp.* (Oil & Gas)	133	1,685
Rexford Industrial Realty, Inc. (REIT)	95	1,315
Rexnord Corp.* (Metal Fabricate/Hardware)	190	5,406
RF Micro Devices, Inc.* (Telecommunications)	722	8,332
Rigel Pharmaceuticals, Inc.* (Biotechnology)	323	627
Rightside Group, Ltd.* (Internet Software & Services)	38	371
RingCentral, Inc.* - Class A (Internet)	95	1,207
RLI Corp. (Insurance)	114	4,935

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
RLJ Lodging Trust (REIT)	323	$9,195
Roadrunner Transportation Systems, Inc.* (Transportation)	76	1,732
Rockwell Medical, Inc.* (Healthcare - Products)	133	1,216
Rofin-Sinar Technologies, Inc.* (Electronics)	95	2,191
Rosetta Resources, Inc.* (Oil & Gas)	152	6,773
Rosetta Stone, Inc.* (Software)	95	765
Roundy’s, Inc. (Retail)	171	511
Rouse Properties, Inc. (REIT)	114	1,843
RPX Corp.* (Commercial Services)	152	2,087
RSP Permian, Inc.* (Oil & Gas)	57	1,457
RTI Biologics, Inc.* (Biotechnology)	247	1,181
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	95	2,343
Rubicon Technology, Inc.* (Semiconductors)	114	485
Ruby Tuesday, Inc.* (Retail)	209	1,231
Ruckus Wireless, Inc.* (Telecommunications)	190	2,538
Rudolph Technologies, Inc.* (Semiconductors)	133	1,204
Rush Enterprises, Inc.* - Class A (Retail)	95	3,178
Ruth’s Hospitality Group, Inc. (Retail)	114	1,259
Ryman Hospitality Properties, Inc. (REIT)	114	5,392
S&T Bancorp, Inc. (Banks)	95	2,229
Sabra Health Care REIT, Inc. (REIT)	133	3,235
Safe Bulkers, Inc. (Transportation)	133	886
Safeguard Scientifics, Inc.* (Internet)	76	1,398
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	76	2,364
Saia, Inc.* (Transportation)	76	3,767
Sanchez Energy Corp.* (Oil & Gas)	114	2,994
Sanderson Farms, Inc. (Food)	57	5,013
Sandy Spring Bancorp, Inc. (Banks)	76	1,740
Sangamo Biosciences, Inc.* (Biotechnology)	190	2,049
Sanmina Corp.* (Electronics)	209	4,360
Sapiens International Corp. N.V.* (Software)	114	844
Sapient Corp.* (Internet)	304	4,256
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	114	2,405
ScanSource, Inc.* (Distribution/Wholesale)	76	2,629
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	76	1,828
Scholastic Corp. (Media)	76	2,456
Schulman (A.), Inc. (Chemicals)	76	2,748
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	76	3,140
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	209	1,440
Science Applications International Corp. (Computers)	114	5,042
Scientific Games Corp.* - Class A (Entertainment)	152	1,637
Sciquest, Inc.* (Software)	95	1,429
Scorpio Bulkers, Inc.* (Transportation)	380	2,212
Scorpio Tankers, Inc. (Transportation)	513	4,263
SeaChange International, Inc.* (Software)	133	926
SEACOR Holdings, Inc.* (Oil & Gas Services)	57	4,264
Select Comfort Corp.* (Home Furnishings)	152	3,180
Select Income REIT (REIT)	95	2,285
Select Medical Holdings Corp. (Healthcare - Services)	209	2,514
Selective Insurance Group, Inc. (Insurance)	152	3,365
SemGroup Corp. - Class A (Pipelines)	114	9,493
Semtech Corp.* (Semiconductors)	171	4,643
Senomyx, Inc.* (Food)	152	1,246
Sensient Technologies Corp. (Chemicals)	133	6,963
Sequenom, Inc.* (Biotechnology)	399	1,185
ServiceSource International, Inc.* (Commercial Services)	247	798
SFX Entertainment, Inc.* (Commercial Services)	171	858
Shenandoah Telecommunications Co. (Telecommunications)	76	1,886
Ship Finance International, Ltd. (Transportation)	171	2,893
ShoreTel, Inc.* (Telecommunications)	209	1,390
Shutterfly, Inc.* (Internet)	95	4,630
Silicon Graphics International Corp.* (Computers)	133	1,228
Silicon Image, Inc.* (Semiconductors)	266	1,341
Silicon Laboratories, Inc.* (Semiconductors)	114	4,633
Silver Bay Realty Trust Corp. (REIT)	114	1,848
Silver Spring Networks, Inc.* (Computers)	114	1,100
Simpson Manufacturing Co., Inc. (Building Materials)	114	3,323
Sinclair Broadcast Group, Inc. - Class A (Media)	171	4,462
Sizmek, Inc.* (Advertising)	95	735
Skechers U.S.A., Inc.* - Class A (Apparel)	95	5,064
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	114	752
SkyWest, Inc. (Airlines)	152	1,183
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	152	1,435
Snyders-Lance, Inc. (Food)	133	3,525
Solazyme, Inc.* (Energy-Alternate Sources)	209	1,559
Sonic Automotive, Inc. - Class A (Retail)	114	2,794
Sonic Corp.* (Retail)	152	3,399
Sonus Networks, Inc.* (Telecommunications)	703	2,404
Sotheby’s - Class A (Commercial Services)	152	5,429
South Jersey Industries, Inc. (Gas)	95	5,069
South State Corp. (Banks)	57	3,188
Southwest Gas Corp. (Gas)	114	5,538
Sovran Self Storage, Inc. (REIT)	76	5,651
Spansion, Inc.* - Class A (Computers)	171	3,897
Spartan Motors, Inc. (Auto Parts & Equipment)	171	799
SpartanNash Co. (Food)	114	2,217
Spectranetics Corp.* (Healthcare - Products)	114	3,029
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	209	1,701

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Speed Commerce, Inc.* (Distribution/Wholesale)	247	$679
Spok Holdings, Inc. (Telecommunications)	76	989
Springleaf Holdings, Inc.* (Diversified Financial Services)	76	2,427
SS&C Technologies Holdings, Inc.* (Software)	171	7,505
St. Joe Co.* (Real Estate)	171	3,408
Staar Surgical Co.* (Healthcare - Products)	114	1,212
STAG Industrial, Inc. (REIT)	133	2,754
Stage Stores, Inc. (Retail)	95	1,625
Standard Pacific Corp.* (Home Builders)	399	2,989
Starwood Waypoint Residential Trust (REIT)	114	2,965
State Bank Financial Corp. (Banks)	95	1,543
Steelcase, Inc. - Class A (Office Furnishings)	228	3,691
Stein Mart, Inc. (Retail)	95	1,097
STERIS Corp. (Healthcare - Products)	152	8,203
Sterling Bancorp (Savings & Loans)	228	2,916
Steven Madden, Ltd.* (Apparel)	152	4,899
Stewart Information Services Corp. (Insurance)	57	1,673
Stifel Financial Corp.* (Diversified Financial Services)	171	8,019
Stillwater Mining Co.* (Mining)	304	4,569
Stone Energy Corp.* (Oil & Gas)	152	4,767
Stoneridge, Inc.* (Electronics)	114	1,285
Strategic Hotels & Resorts, Inc.* (REIT)	627	7,305
Summit Hotel Properties, Inc. (REIT)	247	2,663
Sun BanCorp, Inc.* (Banks)	38	688
Sun Communities, Inc. (REIT)	114	5,757
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	57	2,143
SunCoke Energy, Inc.* (Coal)	190	4,266
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	190	1,357
Sunstone Hotel Investors, Inc. (REIT)	475	6,565
Super Micro Computer, Inc.* (Computers)	95	2,795
Superior Industries International, Inc. (Auto Parts & Equipment)	76	1,332
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	114	991
SUPERVALU, Inc.* (Food)	532	4,756
Susquehanna Bancshares, Inc. (Banks)	494	4,940
Swift Energy Co.* (Oil & Gas)	133	1,277
Swift Transportation Co.* (Transportation)	228	4,783
SWS Group, Inc.* (Diversified Financial Services)	133	916
Sykes Enterprises, Inc.* (Computers)	114	2,278
Symetra Financial Corp. (Insurance)	190	4,433
Symmetry Medical, Inc.* (Healthcare - Products)	133	1,342
Synageva BioPharma Corp.* (Biotechnology)	57	3,920
Synaptics, Inc.* (Computers)	95	6,953
Synchronoss Technologies, Inc.* (Software)	95	4,349
Synergy Pharmaceuticals, Inc. (Pharmaceuticals)	342	952
Synergy Resources Corp.* (Oil & Gas)	190	2,316
SYNNEX Corp.* (Software)	76	4,912
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	247	743
Take-Two Interactive Software, Inc.* (Software)	247	5,698
TAL International Group, Inc. (Trucking & Leasing)	95	3,919
Taminco Corp.* (Chemicals)	95	2,480
Tangoe, Inc.* (Software)	114	1,545
TASER International, Inc.* (Electronics)	152	2,347
Team Health Holdings, Inc.* (Commercial Services)	171	9,917
Team, Inc.* (Commercial Services)	57	2,161
Teekay Tankers, Ltd. - Class A (Transportation)	247	921
TeleCommunication Systems, Inc.* - Class A (Internet)	247	689
Teledyne Technologies, Inc.* (Aerospace/Defense)	95	8,930
Telenav, Inc.* (Telecommunications)	133	891
Tenneco, Inc.* (Auto Parts & Equipment)	152	7,951
Terreno Realty Corp. (REIT)	95	1,789
Tesco Corp. (Oil & Gas Services)	95	1,886
Tessera Technologies, Inc. (Semiconductors)	152	4,040
TETRA Tech, Inc. (Environmental Control)	171	4,272
TETRA Technologies, Inc.* (Oil & Gas Services)	228	2,467
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	76	1,516
Texas Capital Bancshares, Inc.* (Banks)	114	6,576
Texas Roadhouse, Inc. - Class A (Retail)	190	5,290
Textainer Group Holdings, Ltd. (Trucking & Leasing)	57	1,774
TG Therapeutics, Inc.* (Pharmaceuticals)	95	1,014
The Andersons, Inc. (Agriculture)	76	4,779
The Brink’s Co. (Commercial Services)	133	3,197
The Buckle, Inc. (Retail)	76	3,450
The Cato Corp. - Class A (Retail)	76	2,619
The Cheesecake Factory, Inc. (Retail)	133	6,051
The Children’s Place Retail Stores, Inc. (Retail)	57	2,717
The Corporate Executive Board Co. (Commercial Services)	95	5,707
The Ensign Group, Inc. (Healthcare - Services)	57	1,984
The Finish Line, Inc. - Class A (Retail)	133	3,329
The Fresh Market, Inc.* (Food)	114	3,982
The Geo Group, Inc. (REIT)	190	7,261
The Greenbrier Cos., Inc. (Trucking & Leasing)	76	5,576
The KEYW Holding Corp.* (Computers)	114	1,262
The McClatchy Co.* - Class A (Media)	228	766
The Medicines Co.* (Biotechnology)	171	3,817
The Men’s Wearhouse, Inc. (Retail)	114	5,383
The New York Times Co. - Class A (Media)	361	4,050
The Pantry, Inc.* (Retail)	76	1,537
The Pep Boys - Manny, Moe & Jack* (Retail)	171	1,524
The Ryland Group, Inc. (Home Builders)	114	3,789
The Ultimate Software Group, Inc.* (Software)	76	10,754

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TherapeuticsMD, Inc.* (Pharmaceuticals)	323	$1,499
Theravance Biopharma, Inc.* (Biotechnology)	76	1,752
Theravance, Inc. (Biotechnology)	209	3,572
Thermon Group Holdings, Inc.* (Oil & Gas Services)	95	2,320
Third Point Reinsurance, Ltd.* (Insurance)	171	2,488
Thoratec Corp.* (Healthcare - Products)	152	4,063
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	247	892
Tile Shop Holdings, Inc.* (Retail)	95	879
Time, Inc.* (Media)	285	6,677
Titan International, Inc. (Auto Parts & Equipment)	133	1,572
TiVo, Inc.* (Home Furnishings)	304	3,889
Tornier N.V.* (Healthcare - Products)	95	2,271
Tower International, Inc.* (Auto Parts & Equipment)	57	1,436
TowneBank (Banks)	95	1,290
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	95	854
TransEnterix, Inc.* (Healthcare - Products)	152	663
Tredegar Corp. (Miscellaneous Manufacturing)	76	1,399
TreeHouse Foods, Inc.* (Food)	95	7,648
Tremor Video, Inc.* (Advertising)	171	400
Trex Co., Inc.* (Building Materials)	95	3,284
Triangle Petroleum Corp.* (Oil & Gas)	209	2,301
TriMas Corp.* (Miscellaneous Manufacturing)	114	2,774
Triple-S Management Corp.* (Healthcare - Services)	76	1,512
TriQuint Semiconductor, Inc.* (Semiconductors)	437	8,333
Tristate Capital Holdings, Inc.* (Banks)	76	689
Tronox, Ltd. (Chemicals)	171	4,455
TrueBlue, Inc.* (Commercial Services)	114	2,880
Trulia, Inc.* (Internet)	95	4,646
TrustCo Bank Corp. (Banks)	285	1,835
Trustmark Corp. (Banks)	171	3,939
TTM Technologies, Inc.* (Electronics)	190	1,294
Tuesday Morning Corp.* (Retail)	133	2,581
Tumi Holdings, Inc.* (Household Products/Wares)	133	2,707
Tutor Perini Corp.* (Engineering & Construction)	95	2,508
Tyler Technologies, Inc.* (Software)	76	6,718
U.S. Silica Holdings, Inc. (Mining)	133	8,314
Ubiquiti Networks, Inc.* (Telecommunications)	76	2,852
UIL Holdings Corp. (Electric)	152	5,381
Ultra Clean Holdings, Inc.* (Semiconductors)	114	1,020
Ultrapetrol Bahamas, Ltd.* (Transportation)	190	593
Ultratech Stepper, Inc.* (Semiconductors)	95	2,161
UMB Financial Corp. (Banks)	95	5,182
Umpqua Holdings Corp. (Banks)	418	6,884
Unilife Corp.* (Healthcare - Products)	399	916
Union Bankshares Corp. (Banks)	133	3,073
Unisys Corp.* (Computers)	133	3,114
United Bankshares, Inc. (Banks)	171	5,289
United Community Banks, Inc. (Banks)	152	2,502
United Community Financial Corp. (Savings & Loans)	228	1,067
United Financial Bancorp, Inc. (Savings & Loans)	152	1,929
United Fire Group, Inc. (Insurance)	57	1,583
United Natural Foods, Inc.* (Food)	133	8,174
United Stationers, Inc. (Distribution/Wholesale)	114	4,283
Universal American Corp.* (Healthcare - Services)	152	1,222
Universal Corp. (Agriculture)	57	2,530
Universal Display Corp.* (Electrical Components & Equipment)	114	3,721
Universal Forest Products, Inc. (Building Materials)	57	2,434
Universal Insurance Holdings, Inc. (Insurance)	114	1,474
Universal Technical Institute, Inc. (Commercial Services)	95	888
Unwired Planet, Inc.* (Internet)	437	813
Urstadt Biddle Properties - Class A (REIT)	76	1,543
US Ecology, Inc. (Environmental Control)	57	2,666
UTI Worldwide, Inc.* (Transportation)	266	2,828
VAALCO Energy, Inc.* (Oil & Gas)	190	1,615
Vail Resorts, Inc. (Entertainment)	95	8,242
Valley National Bancorp (Banks)	513	4,971
ValueVision Media, Inc.* - Class A (Advertising)	190	975
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	114	1,183
Vantage Drilling Co.* (Oil & Gas)	722	917
VASCO Data Security International, Inc.* (Internet)	114	2,141
Vector Group, Ltd. (Agriculture)	172	3,805
Veeco Instruments, Inc.* (Semiconductors)	114	3,984
Vera Bradley, Inc.* (Retail)	76	1,572
Verastem, Inc.* (Biotechnology)	95	809
Verint Systems, Inc.* (Software)	133	7,396
Viad Corp. (Commercial Services)	76	1,569
ViaSat, Inc.* (Telecommunications)	114	6,284
ViewPoint Financial Group, Inc. (Banks)	114	2,729
Violin Memory, Inc.* (Computers)	285	1,388
VirnetX Holding Corp.* (Internet)	133	798
Virtusa Corp.* (Computers)	76	2,703
VistaPrint N.V.* (Commercial Services)	95	5,205
Vitamin Shoppe, Inc.* (Retail)	76	3,374
Vitesse Semiconductor Corp.* (Semiconductors)	247	889
VIVUS, Inc.* (Pharmaceuticals)	304	1,173
Vocera Communications, Inc.* (Computers)	95	767
Volcano Corp.* (Healthcare - Products)	152	1,617
Vonage Holdings Corp.* (Telecommunications)	532	1,745
Vringo, Inc.* (Telecommunications)	304	287
W&T Offshore, Inc. (Oil & Gas)	114	1,254
Wabash National Corp.* (Auto Manufacturers)	190	2,531
WageWorks, Inc.* (Diversified Financial Services)	95	4,325
Walter Energy, Inc. (Coal)	228	534

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Walter Investment Management Corp.* (Diversified Financial Services)	95	$2,085
Warren Resources, Inc.* (Oil & Gas)	247	1,309
Washington Federal, Inc. (Savings & Loans)	266	5,415
Washington REIT (REIT)	171	4,340
Waterstone Financial, Inc. (Savings & Loans)	114	1,317
Watsco, Inc. (Distribution/Wholesale)	57	4,912
Watts Water Technologies, Inc. - Class A (Electronics)	76	4,427
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	133	1,055
Web.com Group, Inc.* (Internet)	133	2,655
WebMD Health Corp.* (Internet)	95	3,972
Webster Financial Corp. (Banks)	228	6,644
Weight Watchers International, Inc. (Commercial Services)	95	2,607
WellCare Health Plans, Inc.* (Healthcare - Services)	114	6,879
Werner Enterprises, Inc. (Transportation)	114	2,873
WesBanco, Inc. (Banks)	76	2,325
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	152	2,645
West Corp. (Telecommunications)	114	3,358
West Pharmaceutical Services, Inc. (Healthcare - Products)	171	7,655
Westamerica Bancorp (Banks)	76	3,536
Western Alliance Bancorp* (Banks)	190	4,541
Western Asset Mortgage Capital Corp. (REIT)	133	1,966
Western Refining, Inc. (Oil & Gas)	133	5,585
WEX, Inc.* (Commercial Services)	95	10,481
WGL Holdings, Inc. (Gas)	133	5,602
Whitestone REIT (REIT)	76	1,059
Willbros Group, Inc.* (Oil & Gas Services)	133	1,108
Wilshire Bancorp, Inc. (Banks)	209	1,929
Winnebago Industries, Inc.* (Home Builders)	76	1,655
Wintrust Financial Corp. (Banks)	114	5,092
WisdomTree Investments, Inc.* (Diversified Financial Services)	285	3,243
Wolverine World Wide, Inc. (Apparel)	266	6,667
Woodward, Inc. (Electronics)	171	8,143
World Wrestling Entertainment, Inc. - Class A (Media)	114	1,570
Worthington Industries, Inc. (Metal Fabricate/Hardware)	133	4,950
Wright Medical Group, Inc.* (Healthcare - Products)	133	4,030
Xcerra Corp.* (Semiconductors)	171	1,674
Xenoport, Inc.* (Pharmaceuticals)	228	1,227
XO Group, Inc.* (Internet)	95	1,065
Xoma Corp.* (Biotechnology)	304	1,280
Xoom Corp.* (Commercial Services)	95	2,085
XPO Logistics, Inc.* (Transportation)	133	5,011
YRC Worldwide, Inc.* (Transportation)	95	1,930
Zeltiq Aesthetics, Inc.* (Healthcare - Products)	171	3,869
Zep, Inc. (Chemicals)	76	1,066
ZIOPHARM Oncology, Inc.* (Biotechnology)	228	602
Zix Corp.* (Internet)	323	1,105
Zoe’s Kitchen, Inc.* (Retail)	76	2,338
Zumiez, Inc.* (Retail)	342	9,609
TOTAL COMMON STOCKS (Cost $2,913,865)		3,801,345

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*+(b) (Biotechnology)	493	—
Leap Wireless International, Inc.*+(c) (Telecommunications)	390	983
Trius Therapeutics, Inc.*+(b) (Biotechnology)	238	—
TOTAL CONTINGENT RIGHTS (Cost $983)		983

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	95	—
TOTAL WARRANT (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(d)(e)(62.5%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $6,532,000	$6,532,000	6,532,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,532,000)		6,532,000
TOTAL INVESTMENT SECURITIES (Cost $9,446,848) - 98.8%		10,334,328
Net other assets (liabilities) - 1.2%		120,724

NET ASSETS - 100.0%		$10,455,052

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of September 30, 2014, these securities represented less than 0.005% of the net assets of the Fund.
*	Non-income producing security
(a)	Number of shares is less than 0.50
(b)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(c)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(d)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $794,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	18	12/22/14	$1,973,160	$(113,430)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	10/27/14	(0.28)%	$1,131,006	$(16,604)
Russell 2000 Index	UBS AG	10/27/14	(0.03)%	3,609,065	(50,092)
				$4,740,071	$(66,696)

^	Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Advertising	$7,207	0.1%
Aerospace/Defense	57,171	0.6%
Agriculture	12,438	0.1%
Airlines	11,319	0.1%
Apparel	23,948	0.2%
Auto Manufacturers	2,531	NM
Auto Parts & Equipment	44,673	0.4%
Banks	241,609	2.2%
Biotechnology	136,676	1.3%
Building Materials	44,095	0.4%
Chemicals	80,990	0.7%
Coal	9,889	0.1%
Commercial Services	214,114	2.3%
Computers	90,055	0.8%
Cosmetics/Personal Care	1,272	NM
Distribution/Wholesale	30,661	0.3%
Diversified Financial Services	94,688	0.9%
Electric	77,328	0.7%
Electrical Components & Equipment	39,728	0.6%
Electronics	73,344	0.7%
Energy-Alternate Sources	17,772	0.1%
Engineering & Construction	26,626	0.3%
Entertainment	34,331	0.4%
Environmental Control	21,440	0.2%
Food	58,435	0.6%
Forest Products & Paper	18,941	0.2%
Gas	40,512	0.3%
Hand/Machine Tools	4,620	NM
Healthcare - Products	137,788	1.2%
Healthcare - Services	59,648	0.6%
Holding Companies - Diversified	5,171	NM
Home Builders	22,204	0.2%
Home Furnishings	17,475	0.2%
Household Products/Wares	10,281	NM
Housewares	1,996	NM
Insurance	105,198	1.0%
Internet	87,946	0.8%
Internet Software & Services	707	NM
Investment Companies	3,792	NM
Iron/Steel	10,061	0.1%
Leisure Time	25,070	0.2%
Lodging	10,929	0.1%
Machinery - Construction & Mining	3,754	NM
Machinery-Diversified	26,227	0.3%
Media	45,145	0.4%
Metal Fabricate/Hardware	29,607	0.3%
Mining	34,717	0.4%
Miscellaneous Manufacturing	62,832	0.7%
Multi-National	2,915	NM
Office Furnishings	17,701	0.1%
Oil & Gas	121,937	1.2%
Oil & Gas Services	57,604	0.4%
Packaging & Containers	15,910	0.2%
Pharmaceuticals	135,174	1.4%
Pipelines	12,553	0.1%
Real Estate	21,163	0.3%
REIT	345,954	3.4%
Retail	213,002	2.0%
Savings & Loans	58,876	0.6%
Semiconductors	152,051	1.4%
Software	192,326	1.8%
Storage/Warehousing	6,632	NM
Telecommunications	129,344	1.3%
Toys/Games/Hobbies	1,252	NM
Transportation	81,736	0.8%
Trucking & Leasing	11,269	0.1%
Water	7,968	0.1%
Other**	6,652,724	63.7%
Total	$10,455,052	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(32.5%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $1,182,000	$1,182,000	$1,182,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,182,000)		1,182,000
TOTAL INVESTMENT SECURITIES (Cost $1,182,000) - 32.5%		1,182,000
Net other assets (liabilities) - 67.5%		2,452,148

NET ASSETS - 100.0%		$3,634,148

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $335,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	10/27/14	0.72%	$516,383	$(831)
Dow Jones Industrial Average	UBS AG	10/27/14	0.47%	3,123,252	(1,048)
				$3,639,635	$(1,879)

^	Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (41.5%)
Activision Blizzard, Inc. (Software)	4,500	$93,555
Adobe Systems, Inc.* (Software)	3,120	215,872
Akamai Technologies, Inc.* (Software)	1,110	66,378
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,230	203,959
Altera Corp. (Semiconductors)	1,950	69,771
Amazon.com, Inc.* (Internet)	2,910	938,301
Amgen, Inc. (Biotechnology)	4,770	669,994
Analog Devices, Inc. (Semiconductors)	1,980	97,990
Apple Computer, Inc. (Computers)	37,530	3,781,147
Applied Materials, Inc. (Semiconductors)	7,650	165,317
Autodesk, Inc.* (Software)	1,440	79,344
Automatic Data Processing, Inc. (Commercial Services)	3,030	251,732
Avago Technologies, Ltd. (Semiconductors)	1,590	138,330
Baidu, Inc.*ADR (Internet)	1,740	379,720
Bed Bath & Beyond, Inc.* (Retail)	1,260	82,946
Biogen Idec, Inc.* (Biotechnology)	1,470	486,291
Broadcom Corp. - Class A (Semiconductors)	3,390	137,024
C.H. Robinson Worldwide, Inc. (Transportation)	930	61,678
CA, Inc. (Software)	2,790	77,953
Catamaran Corp.* (Pharmaceuticals)	1,290	54,374
Celgene Corp.* (Biotechnology)	5,010	474,848
Cerner Corp.* (Software)	2,130	126,884
Charter Communications, Inc.* - Class A (Media)	690	104,445
Check Point Software Technologies, Ltd.* (Software)	1,200	83,088
Cisco Systems, Inc. (Telecommunications)	32,130	808,712
Citrix Systems, Inc.* (Software)	1,020	72,767
Cognizant Technology Solutions Corp.* (Computers)	3,810	170,574
Comcast Corp. - Class A (Media)	13,470	724,416
Costco Wholesale Corp. (Retail)	2,760	345,883
DIRECTV* - Class A (Media)	3,150	272,538
Discovery Communications, Inc.* - Class C (Media)	960	35,789
Discovery Communications, Inc.* - Class A (Media)	930	35,154
DISH Network Corp.* - Class A (Media)	1,380	89,120
Dollar Tree, Inc.* (Retail)	1,290	72,330
eBay, Inc.* (Internet)	7,770	440,015
Equinix, Inc.* (Internet)	330	70,118
Expedia, Inc. (Internet)	720	63,086
Expeditors International of Washington, Inc. (Transportation)	1,230	49,913
Express Scripts Holding Co.* (Pharmaceuticals)	4,680	330,548
F5 Networks, Inc.* (Internet)	450	53,433
Facebook, Inc.* - Class A (Internet)	12,630	998,275
Fastenal Co. (Distribution/Wholesale)	1,860	83,514
Fiserv, Inc.* (Software)	1,560	100,831
Garmin, Ltd. (Electronics)	1,200	62,388
Gilead Sciences, Inc.* (Biotechnology)	9,480	1,009,145
Google, Inc.* - Class C (Internet)	2,130	1,229,777
Google, Inc.* - Class A (Internet)	1,770	1,041,487
Henry Schein, Inc.* (Healthcare - Products)	540	62,894
Illumina, Inc.* (Biotechnology)	870	142,610
Intel Corp. (Semiconductors)	31,050	1,081,160
Intuit, Inc. (Software)	1,770	155,141
Intuitive Surgical, Inc.* (Healthcare - Products)	240	110,837
Keurig Green Mountain, Inc. (Beverages)	1,020	132,732
KLA-Tencor Corp. (Semiconductors)	1,050	82,719
Kraft Foods Group, Inc. (Food)	3,720	209,808
Liberty Global PLC* - Class A (Media)	1,350	57,429
Liberty Media Corp.* (Media)	660	31,139
Liberty Media Corp.* - Class C (Media)	1,440	67,666
Liberty Media Holding Corp.-Interactive Series A* (Internet)	2,850	81,282
Linear Technology Corp. (Semiconductors)	1,500	66,585
Marriott International, Inc. - Class A (Lodging)	1,830	127,917
Mattel, Inc. (Toys/Games/Hobbies)	2,130	65,285
Maxim Integrated Products, Inc. (Semiconductors)	1,770	53,525
Micron Technology, Inc.* (Semiconductors)	6,720	230,227
Microsoft Corp. (Software)	51,660	2,394,957
Mondelez International, Inc. - Class A (Food)	10,560	361,838
Monster Beverage Corp.* (Beverages)	1,050	96,254
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,340	106,447
NetApp, Inc. (Computers)	2,010	86,350
Netflix, Inc.* (Internet)	390	175,960
NVIDIA Corp. (Semiconductors)	3,390	62,546
NXP Semiconductors N.V.* (Semiconductors)	1,500	102,645
O’Reilly Automotive, Inc.* (Retail)	660	99,238
PACCAR, Inc. (Auto Manufacturers)	2,220	126,262
Paychex, Inc. (Software)	2,280	100,776
Priceline.com, Inc.* (Internet)	330	382,331
Qualcomm, Inc. (Semiconductors)	10,500	785,085
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	630	227,128
Ross Stores, Inc. (Retail)	1,320	99,766
SanDisk Corp. (Computers)	1,410	138,110
SBA Communications Corp.* - Class A (Telecommunications)	810	89,829
Seagate Technology PLC (Computers)	2,040	116,831
Sigma-Aldrich Corp. (Chemicals)	750	102,008
Sirius XM Holdings, Inc.* (Media)	35,550	124,070
Staples, Inc. (Retail)	4,050	49,005

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Starbucks Corp. (Retail)	4,710	$355,416
Stericycle, Inc.* (Environmental Control)	540	62,942
Symantec Corp. (Internet)	4,320	101,563
Tesla Motors, Inc.* (Auto Manufacturers)	780	189,290
Texas Instruments, Inc. (Semiconductors)	6,690	319,046
Tractor Supply Co. (Retail)	870	53,514
TripAdvisor, Inc.* (Internet)	810	74,050
Twenty-First Century Fox, Inc. - Class A (Media)	8,730	299,351
Verisk Analytics, Inc.* - Class A (Commercial Services)	1,050	63,935
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,500	168,465
Viacom, Inc. - Class B (Media)	2,340	180,040
VimpelCom, Ltd.ADR (Telecommunications)	10,350	74,727
Vodafone Group PLCADR (Telecommunications)	3,150	103,604
Western Digital Corp. (Computers)	1,470	143,060
Whole Foods Market, Inc. (Food)	2,250	85,748
Wynn Resorts, Ltd. (Lodging)	630	117,860
Xilinx, Inc. (Semiconductors)	1,680	71,148
Yahoo!, Inc.* (Internet)	6,240	254,280
TOTAL COMMON STOCKS (Cost $8,798,746)		28,305,185

	Principal Amount	Value
Repurchase Agreements(a)(b)(55.0%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $37,538,000	$37,538,000	37,538,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,538,000)		37,538,000
TOTAL INVESTMENT SECURITIES (Cost $46,336,746) - 96.5%		65,843,185
Net other assets (liabilities) - 3.5%		2,367,305

NET ASSETS - 100.0%		$68,210,490

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $3,347,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	117	12/22/14	$9,464,715	$(89,997)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	10/27/14	0.62%	$17,260,620	$13,103
NASDAQ-100 Index	UBS AG	10/27/14	0.47%	13,116,872	8,422
				$30,377,492	$21,525

^	Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP NASDAQ-100 invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Auto Manufacturers	$315,552	0.5%
Beverages	228,986	0.3%
Biotechnology	3,382,440	4.9%
Chemicals	102,008	0.1%
Commercial Services	315,667	0.5%
Computers	4,436,072	6.6%
Distribution/Wholesale	83,514	0.1%
Electronics	62,388	0.1%
Environmental Control	62,942	0.1%
Food	657,394	1.0%
Healthcare - Products	173,731	0.3%
Internet	6,283,678	9.0%
Lodging	245,777	0.4%
Media	2,021,157	3.0%
Pharmaceuticals	491,369	0.7%
Retail	1,158,098	1.7%
Semiconductors	3,463,118	5.1%
Software	3,567,546	5.2%
Telecommunications	1,076,872	1.6%
Toys/Games/Hobbies	65,285	0.1%
Transportation	111,591	0.2%
Other**	39,905,305	58.5%
Total	$68,210,490	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.3%)
Abbott Laboratories (Pharmaceuticals)	5,290	$220,011
Accenture PLC - Class A (Computers)	1,035	84,166
ACE, Ltd. (Insurance)	1,150	120,601
Aetna, Inc. (Healthcare - Services)	1,265	102,465
AFLAC, Inc. (Insurance)	1,610	93,783
Agilent Technologies, Inc. (Electronics)	345	19,659
AGL Resources, Inc. (Gas)	460	23,616
Air Products & Chemicals, Inc. (Chemicals)	345	44,912
Airgas, Inc. (Chemicals)	115	12,725
Alcoa, Inc. (Mining)	4,140	66,613
Allegheny Technologies, Inc. (Iron/Steel)	345	12,800
Allegion PLC (Electronics)	230	10,957
Allstate Corp. (Insurance)	1,495	91,748
Altera Corp. (Semiconductors)	690	24,688
Altria Group, Inc. (Agriculture)	3,335	153,210
Ameren Corp. (Electric)	805	30,856
American Electric Power, Inc. (Electric)	1,725	90,062
American International Group, Inc. (Insurance)	5,060	273,341
AmerisourceBergen Corp. (Pharmaceuticals)	460	35,558
Anadarko Petroleum Corp. (Oil & Gas)	805	81,659
Analog Devices, Inc. (Semiconductors)	575	28,457
Apache Corp. (Oil & Gas)	1,380	129,541
Apartment Investment & Management Co. - Class A (REIT)	230	7,319
Applied Materials, Inc. (Semiconductors)	1,840	39,762
Archer-Daniels-Midland Co. (Agriculture)	2,300	117,530
Assurant, Inc. (Insurance)	230	14,789
AT&T, Inc. (Telecommunications)	18,285	644,364
AutoNation, Inc.* (Retail)	230	11,571
Avago Technologies, Ltd. (Semiconductors)	345	30,015
AvalonBay Communities, Inc. (REIT)	230	32,423
Avery Dennison Corp. (Household Products/Wares)	345	15,404
Avon Products, Inc. (Cosmetics/Personal Care)	920	11,592
Baker Hughes, Inc. (Oil & Gas Services)	1,495	97,264
Ball Corp. (Packaging & Containers)	230	14,552
Bank of America Corp. (Banks)	37,145	633,322
Bank of New York Mellon Corp. (Banks)	4,025	155,888
Baxter International, Inc. (Healthcare - Products)	920	66,028
BB&T Corp. (Banks)	2,530	94,141
Bemis Co., Inc. (Packaging & Containers)	345	13,117
Berkshire Hathaway, Inc.* - Class B (Insurance)	6,440	889,621
Best Buy Co., Inc. (Retail)	575	19,314
Boston Properties, Inc. (REIT)	230	26,625
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,070	105,943
Broadcom Corp. - Class A (Semiconductors)	1,955	79,020
Brown-Forman Corp. - Class B (Beverages)	230	20,751
C.H. Robinson Worldwide, Inc. (Transportation)	575	38,134
CA, Inc. (Software)	345	9,639
Cablevision Systems Corp. NY - Class A (Media)	805	14,096
Cameron International Corp.* (Oil & Gas Services)	690	45,802
Campbell Soup Co. (Food)	345	14,742
Capital One Financial Corp. (Banks)	1,955	159,567
Cardinal Health, Inc. (Pharmaceuticals)	1,150	86,158
CareFusion Corp.* (Healthcare - Products)	460	20,815
CarMax, Inc.* (Retail)	345	16,025
Carnival Corp. - Class A (Leisure Time)	1,610	64,674
Caterpillar, Inc. (Machinery - Construction & Mining)	2,185	216,381
CBRE Group, Inc.* - Class A (Real Estate)	345	10,260
CenterPoint Energy, Inc. (Gas)	1,495	36,583
CenturyLink, Inc. (Telecommunications)	2,070	84,642
CF Industries Holdings, Inc. (Chemicals)	115	32,110
Chesapeake Energy Corp. (Oil & Gas)	920	21,151
Chevron Corp. (Oil & Gas)	6,670	795,864
Cimarex Energy Co. (Oil & Gas)	115	14,551
Cincinnati Financial Corp. (Insurance)	575	27,054
Cisco Systems, Inc. (Telecommunications)	18,055	454,444
Citigroup, Inc. (Banks)	5,750	297,965
Citrix Systems, Inc.* (Software)	230	16,408
Clorox Co. (Household Products/Wares)	230	22,089
CME Group, Inc. (Diversified Financial Services)	1,150	91,949
CMS Energy Corp. (Electric)	920	27,287
Coach, Inc. (Retail)	345	12,285
Coca-Cola Co. (Beverages)	4,715	201,142
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,150	75,003
Computer Sciences Corp. (Computers)	460	28,129
ConAgra Foods, Inc. (Food)	1,495	49,395
ConocoPhillips (Oil & Gas)	4,370	334,392
CONSOL Energy, Inc. (Coal)	805	30,477
Consolidated Edison, Inc. (Electric)	1,035	58,643
Corning, Inc. (Telecommunications)	4,600	88,964
Costco Wholesale Corp. (Retail)	1,495	187,353
Covidien PLC (Healthcare - Products)	805	69,641
CSX Corp. (Transportation)	1,265	40,556
Cummins, Inc. (Machinery-Diversified)	230	30,355
CVS Caremark Corp. (Retail)	4,140	329,503
D.R. Horton, Inc. (Home Builders)	1,150	23,598
Darden Restaurants, Inc. (Retail)	460	23,672
DaVita, Inc.* (Healthcare - Services)	230	16,822
Deere & Co. (Machinery-Diversified)	1,265	103,718
Delphi Automotive PLC (Auto Parts & Equipment)	575	35,271
Denbury Resources, Inc. (Oil & Gas)	1,265	19,013
DENTSPLY International, Inc. (Healthcare - Products)	230	10,488
Devon Energy Corp. (Oil & Gas)	1,380	94,088

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Diamond Offshore Drilling, Inc. (Oil & Gas)	230		$7,882
Dollar General Corp.* (Retail)	575		35,138
Dominion Resources, Inc. (Electric)	1,035		71,508
Dover Corp. (Miscellaneous Manufacturing)	230		18,476
Dr. Pepper Snapple Group, Inc. (Beverages)	345		22,187
DTE Energy Co. (Electric)	575		43,746
Duke Energy Corp. (Electric)	2,530		189,167
E*TRADE Financial Corp.* (Diversified Financial Services)	460		10,391
E.I. du Pont de Nemours & Co. (Chemicals)	1,380		99,029
Eaton Corp. (Miscellaneous Manufacturing)	920		58,300
eBay, Inc.* (Internet)	1,265		71,637
Edison International (Electric)	1,150		64,308
Edwards Lifesciences Corp.* (Healthcare - Products)	115		11,747
Eli Lilly & Co. (Pharmaceuticals)	3,450		223,733
EMC Corp. (Computers)	7,130		208,624
Emerson Electric Co. (Electrical Components & Equipment)	920		57,574
Ensco PLCADR - Class A (Oil & Gas)	805		33,255
Entergy Corp. (Electric)	690		53,358
Equity Residential (REIT)	690		42,490
Essex Property Trust, Inc. (REIT)	115		20,556
Exelon Corp. (Electric)	2,990		101,929
Expedia, Inc. (Internet)	115		10,076
Expeditors International of Washington, Inc. (Transportation)	345		14,000
Express Scripts Holding Co.* (Pharmaceuticals)	2,645		186,816
Exxon Mobil Corp. (Oil & Gas)	15,065		1,416,864
F5 Networks, Inc.* (Internet)	115		13,655
Family Dollar Stores, Inc. (Retail)	345		26,648
FedEx Corp. (Transportation)	460		74,267
First Horizon National Corp. (Banks)	—	(a)	6
FirstEnergy Corp. (Electric)	1,495		50,187
FLIR Systems, Inc. (Electronics)	115		3,604
Fluor Corp. (Engineering & Construction)	575		38,404
Ford Motor Co. (Auto Manufacturers)	13,685		202,401
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,680		120,152
Frontier Communications Corp. (Telecommunications)	3,565		23,208
GameStop Corp. - Class A (Retail)	230		9,476
Gannett Co., Inc. (Media)	805		23,884
Garmin, Ltd. (Electronics)	230		11,958
General Dynamics Corp. (Aerospace/Defense)	575		73,077
General Electric Co. (Miscellaneous Manufacturing)	35,420		907,460
General Growth Properties, Inc. (REIT)	1,265		29,791
General Mills, Inc. (Food)	920		46,414
General Motors Co. (Auto Manufacturers)	4,715		150,597
Genuine Parts Co. (Distribution/Wholesale)	345		30,260
Genworth Financial, Inc.* - Class A (Insurance)	1,725		22,598
H & R Block, Inc. (Commercial Services)	345		10,698
Harris Corp. (Telecommunications)	230		15,272
Hartford Financial Services Group, Inc. (Insurance)	1,610		59,973
Hasbro, Inc. (Toys/Games/Hobbies)	230		12,649
HCP, Inc. (REIT)	1,610		63,933
Health Care REIT, Inc. (REIT)	345		21,518
Hess Corp. (Oil & Gas)	920		86,774
Hewlett-Packard Co. (Computers)	6,555		232,506
Honeywell International, Inc. (Electronics)	920		85,671
Hormel Foods Corp. (Food)	230		11,820
Hospira, Inc.* (Healthcare - Products)	345		17,950
Host Hotels & Resorts, Inc. (REIT)	920		19,624
Hudson City Bancorp, Inc. (Savings & Loans)	1,725		16,767
Humana, Inc. (Healthcare - Services)	575		74,917
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	575		48,542
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	460		25,926
Integrys Energy Group, Inc. (Electric)	230		14,909
Intel Corp. (Semiconductors)	17,480		608,653
International Business Machines Corp. (Computers)	1,840		349,287
International Flavors & Fragrances, Inc. (Chemicals)	115		11,026
International Paper Co. (Forest Products & Paper)	1,495		71,371
Iron Mountain, Inc. (REIT)	345		11,264
J.P. Morgan Chase & Co. (Banks)	13,340		803,602
Jabil Circuit, Inc. (Electronics)	690		13,917
Jacobs Engineering Group, Inc.* (Engineering & Construction)	460		22,457
Johnson & Johnson (Pharmaceuticals)	4,140		441,283
Joy Global, Inc. (Machinery - Construction & Mining)	345		18,816
Juniper Networks, Inc. (Telecommunications)	1,380		30,567
Kellogg Co. (Food)	460		28,336
Kimberly-Clark Corp. (Household Products/Wares)	575		61,853
Kimco Realty Corp. (REIT)	805		17,638
Kohls Corp. (Retail)	690		42,111
Kroger Co. (Food)	1,725		89,699
L Brands, Inc. (Retail)	345		23,108
L-3 Communications Holdings, Inc. (Aerospace/Defense)	345		41,027
Laboratory Corp. of America Holdings* (Healthcare - Services)	115		11,701
Lam Research Corp. (Semiconductors)	230		17,181
Legg Mason, Inc. (Diversified Financial Services)	345		17,650
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	460		16,063
Lennar Corp. - Class A (Home Builders)	345		13,396
Leucadia National Corp. (Holding Companies - Diversified)	575		13,708
Lincoln National Corp. (Insurance)	460		24,647
Linear Technology Corp. (Semiconductors)	345		15,315
Lockheed Martin Corp. (Aerospace/Defense)	345		63,059
Loews Corp. (Insurance)	1,035		43,118
Lowe’s Cos., Inc. (Retail)	1,380		73,030
M&T Bank Corp. (Banks)	460		56,713

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Macy’s, Inc. (Retail)	1,265	$73,598
Mallinckrodt PLC* (Pharmaceuticals)	345	31,102
Marathon Oil Corp. (Oil & Gas)	2,415	90,780
Marathon Petroleum Corp. (Oil & Gas)	575	48,685
Marriott International, Inc. - Class A (Lodging)	345	24,137
Marsh & McLennan Cos., Inc. (Insurance)	690	36,115
Martin Marietta Materials (Building Materials)	115	14,828
Masco Corp. (Building Materials)	460	11,003
Mattel, Inc. (Toys/Games/Hobbies)	460	14,099
McCormick & Co., Inc. (Food)	230	15,387
McDonald’s Corp. (Retail)	1,495	141,741
McGraw Hill Financial, Inc. (Commercial Services)	345	29,136
McKesson Corp. (Pharmaceuticals)	460	89,548
MeadWestvaco Corp. (Forest Products & Paper)	575	23,541
Medtronic, Inc. (Healthcare - Products)	1,495	92,615
Merck & Co., Inc. (Pharmaceuticals)	5,405	320,408
MetLife, Inc. (Insurance)	4,025	216,223
Molson Coors Brewing Co. - Class B (Beverages)	575	42,803
Mondelez International, Inc. - Class A (Food)	5,980	204,904
Morgan Stanley Dean Witter & Co. (Banks)	5,405	186,851
Motorola Solutions, Inc. (Telecommunications)	460	29,109
Murphy Oil Corp. (Oil & Gas)	575	32,723
Nabors Industries, Ltd. (Oil & Gas)	1,035	23,557
NASDAQ Stock Market, Inc. (Diversified Financial Services)	460	19,513
National Oilwell Varco, Inc. (Oil & Gas Services)	805	61,261
Navient Corp. (Diversified Financial Services)	920	16,293
Neilsen Holdings N.V. (Media)	460	20,392
NetApp, Inc. (Computers)	345	14,821
Newell Rubbermaid, Inc. (Housewares)	460	15,829
Newfield Exploration Co.* (Oil & Gas)	230	8,526
Newmont Mining Corp. (Mining)	1,725	39,761
NextEra Energy, Inc. (Electric)	1,495	140,350
NiSource, Inc. (Gas)	1,150	47,127
Noble Corp. (Oil & Gas)	920	20,442
Nordstrom, Inc. (Retail)	230	15,725
Northeast Utilities System (Electric)	1,150	50,945
Northern Trust Corp. (Banks)	805	54,764
Northrop Grumman Corp. (Aerospace/Defense)	460	60,610
NRG Energy, Inc. (Electric)	1,150	35,052
Nucor Corp. (Iron/Steel)	1,150	62,422
NVIDIA Corp. (Semiconductors)	920	16,974
Occidental Petroleum Corp. (Oil & Gas)	1,495	143,744
ONEOK, Inc. (Pipelines)	690	45,230
Oracle Corp. (Software)	5,290	202,502
Owens-Illinois, Inc.* (Packaging & Containers)	230	5,992
Pall Corp. (Miscellaneous Manufacturing)	115	9,626
Parker Hannifin Corp. (Miscellaneous Manufacturing)	230	26,255
Patterson Cos., Inc. (Healthcare - Products)	345	14,293
Paychex, Inc. (Software)	345	15,249
Pentair PLC (Miscellaneous Manufacturing)	230	15,063
People’s United Financial, Inc. (Savings & Loans)	575	8,320
Pepco Holdings, Inc. (Electric)	920	24,619
PepsiCo, Inc. (Beverages)	2,185	203,401
PerkinElmer, Inc. (Electronics)	230	10,028
PetSmart, Inc. (Retail)	115	8,060
Pfizer, Inc. (Pharmaceuticals)	11,385	336,654
PG&E Corp. (Electric)	1,610	72,514
Philip Morris International, Inc. (Agriculture)	2,415	201,411
Phillips 66 (Oil & Gas)	1,955	158,960
Pinnacle West Capital Corp. (Electric)	345	18,851
Plum Creek Timber Co., Inc. (REIT)	230	8,972
PNC Financial Services Group (Banks)	1,955	167,309
PPL Corp. (Electric)	2,300	75,532
Praxair, Inc. (Chemicals)	460	59,340
Principal Financial Group, Inc. (Insurance)	460	24,136
Procter & Gamble Co. (Cosmetics/Personal Care)	4,715	394,834
Progressive Corp. (Insurance)	1,955	49,422
Prologis, Inc. (REIT)	690	26,013
Public Service Enterprise Group, Inc. (Electric)	1,840	68,522
Public Storage, Inc. (REIT)	230	38,143
PulteGroup, Inc. (Home Builders)	1,150	20,309
PVH Corp. (Retail)	115	13,932
QEP Resources, Inc. (Oil & Gas)	575	17,699
Quanta Services, Inc.* (Commercial Services)	460	16,693
Quest Diagnostics, Inc. (Healthcare - Services)	460	27,913
Ralph Lauren Corp. (Apparel)	115	18,944
Raytheon Co. (Aerospace/Defense)	575	58,432
Regions Financial Corp. (Banks)	2,415	24,247
Republic Services, Inc. (Environmental Control)	920	35,898
Reynolds American, Inc. (Agriculture)	575	33,925
Rockwell Collins, Inc. (Aerospace/Defense)	230	18,055
Roper Industries, Inc. (Machinery-Diversified)	115	16,823
Ryder System, Inc. (Transportation)	230	20,693
SCANA Corp. (Electric)	460	22,821
Sempra Energy (Gas)	805	84,831
Sigma-Aldrich Corp. (Chemicals)	230	31,282
Simon Property Group, Inc. (REIT)	460	75,633
Snap-on, Inc. (Hand/Machine Tools)	115	13,924
Southern Co. (Electric)	3,220	140,552
Southwestern Energy Co.* (Oil & Gas)	575	20,096
Spectra Energy Corp. (Pipelines)	1,265	49,664
Stanley Black & Decker, Inc. (Hand/Machine Tools)	575	51,054
Staples, Inc. (Retail)	2,300	27,830
State Street Corp. (Banks)	690	50,791
SunTrust Banks, Inc. (Banks)	1,840	69,975
Symantec Corp. (Internet)	1,150	27,037
Sysco Corp. (Food)	2,070	78,557
Target Corp. (Retail)	2,185	136,956

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TE Connectivity, Ltd. (Electronics)	575	$31,792
TECO Energy, Inc. (Electric)	805	13,991
Tenet Healthcare Corp.* (Healthcare - Services)	230	13,660
Teradata Corp.* (Computers)	230	9,642
Tesoro Petroleum Corp. (Oil & Gas)	460	28,051
Texas Instruments, Inc. (Semiconductors)	1,495	71,297
The ADT Corp. (Commercial Services)	575	20,390
The AES Corp. (Electric)	2,300	32,614
The Chubb Corp. (Insurance)	805	73,319
The Dow Chemical Co. (Chemicals)	3,910	205,039
The Gap, Inc. (Retail)	345	14,383
The Goldman Sachs Group, Inc. (Banks)	1,495	274,437
The Home Depot, Inc. (Retail)	1,610	147,700
The JM Smucker Co. - Class A (Food)	230	22,768
The Mosaic Co. (Chemicals)	1,150	51,072
The Travelers Cos., Inc. (Insurance)	1,150	108,031
The Williams Cos., Inc. (Pipelines)	1,265	70,018
Time Warner, Inc. (Media)	1,380	103,790
Transocean, Ltd. (Oil & Gas)	1,150	36,766
Twenty-First Century Fox, Inc. - Class A (Media)	2,990	102,527
Tyco International, Ltd. (Electronics)	690	30,753
Tyson Foods, Inc. - Class A (Food)	1,035	40,748
U.S. Bancorp (Banks)	2,990	125,072
United Technologies Corp. (Aerospace/Defense)	1,380	145,727
UnitedHealth Group, Inc. (Healthcare - Services)	3,450	297,563
UnumProvident Corp. (Insurance)	920	31,630
Urban Outfitters, Inc.* (Retail)	115	4,221
Valero Energy Corp. (Oil & Gas)	1,840	85,137
Varian Medical Systems, Inc.* (Healthcare - Products)	115	9,214
Ventas, Inc. (REIT)	575	35,621
Verizon Communications, Inc. (Telecommunications)	7,015	350,680
Vornado Realty Trust (REIT)	345	34,486
Vulcan Materials Co. (Building Materials)	230	13,853
Walgreen Co. (Retail)	1,610	95,425
Wal-Mart Stores, Inc. (Retail)	5,635	430,908
Walt Disney Co. (Media)	1,840	163,815
Waste Management, Inc. (Environmental Control)	690	32,796
Waters Corp.* (Electronics)	115	11,399
WellPoint, Inc. (Healthcare - Services)	920	110,050
Wells Fargo & Co. (Banks)	16,790	870,898
Western Union Co. (Commercial Services)	690	11,068
Weyerhaeuser Co. (REIT)	1,840	58,622
Whirlpool Corp. (Home Furnishings)	230	33,500
Whole Foods Market, Inc. (Food)	460	17,531
Windstream Holdings, Inc. (Telecommunications)	2,185	23,554
Wisconsin Energy Corp. (Electric)	805	34,615
Xcel Energy, Inc. (Electric)	1,840	55,936
Xerox Corp. (Office/Business Equipment)	3,795	50,208
Xilinx, Inc. (Semiconductors)	460	19,481
XL Group PLC (Insurance)	920	30,516
Xylem, Inc. (Machinery-Diversified)	230	8,163
YUM! Brands, Inc. (Retail)	575	41,389
Zimmer Holdings, Inc. (Healthcare - Products)	230	23,127
Zions Bancorp (Banks)	345	10,026
Zoetis, Inc. (Pharmaceuticals)	575	21,246
TOTAL COMMON STOCKS (Cost $20,429,530)		29,096,090

	Principal Amount	Value
Repurchase Agreements(b)(0.1%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $25,000	$25,000	25,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,000)		25,000
TOTAL INVESTMENT SECURITIES (Cost $20,454,530) - 100.4%		29,121,090
Net other assets (liabilities) - (0.4)%		(130,367)

NET ASSETS - 100.0%		$28,990,723

*	Non-income producing security
(a)	Number of shares is less than 0.50
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Value invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Aerospace/Defense	$459,987	1.7%
Agriculture	506,076	1.7%
Apparel	18,944	0.1%
Auto Manufacturers	352,998	1.2%
Auto Parts & Equipment	35,271	0.1%
Banks	4,035,574	14.0%
Beverages	490,284	1.7%
Building Materials	39,684	0.1%
Chemicals	546,535	1.9%
Coal	30,477	0.1%
Commercial Services	87,985	0.2%
Computers	927,175	3.2%
Cosmetics/Personal Care	481,429	1.7%
Distribution/Wholesale	30,260	0.1%
Diversified Financial Services	155,796	0.5%
Electric	1,582,874	5.4%
Electrical Components & Equipment	57,574	0.2%
Electronics	229,738	0.7%
Engineering & Construction	60,861	0.2%
Environmental Control	68,694	0.2%
Food	620,301	2.1%
Forest Products & Paper	94,912	0.3%
Gas	192,157	0.7%
Hand/Machine Tools	64,978	0.2%
Healthcare - Products	335,918	1.2%
Healthcare - Services	655,091	2.2%
Holding Companies - Diversified	13,708	NM
Home Builders	57,303	0.2%
Home Furnishings	33,500	0.1%
Household Products/Wares	99,346	0.4%
Housewares	15,829	0.1%
Insurance	2,230,665	7.7%
Internet	122,405	0.4%
Iron/Steel	75,222	0.3%
Leisure Time	64,674	0.2%
Lodging	24,137	0.1%
Machinery - Construction & Mining	235,197	0.8%
Machinery-Diversified	159,059	0.5%
Media	428,504	1.5%
Mining	226,526	0.8%
Miscellaneous Manufacturing	1,125,711	4.1%
Office/Business Equipment	50,208	0.2%
Oil & Gas	3,750,200	13.1%
Oil & Gas Services	204,327	0.7%
Packaging & Containers	33,661	0.1%
Pharmaceuticals	2,098,460	7.2%
Pipelines	164,912	0.6%
Real Estate	10,260	NM
REIT	570,671	1.9%
Retail	1,961,102	6.6%
Savings & Loans	25,087	0.1%
Semiconductors	950,843	3.4%
Software	243,798	0.8%
Telecommunications	1,744,804	6.0%
Toys/Games/Hobbies	26,748	0.1%
Transportation	187,650	0.6%
Other**	(105,367)	(0.3)%
Total	$28,990,723	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
3M Co. (Miscellaneous Manufacturing)	2,920	$413,705
AbbVie, Inc. (Pharmaceuticals)	7,154	413,215
Accenture PLC - Class A (Computers)	1,606	130,600
Actavis PLC* (Pharmaceuticals)	1,168	281,815
Adobe Systems, Inc.* (Software)	2,190	151,526
Affiliated Managers Group, Inc.* (Diversified Financial Services)	292	58,505
Agilent Technologies, Inc. (Electronics)	1,022	58,234
Air Products & Chemicals, Inc. (Chemicals)	438	57,019
Airgas, Inc. (Chemicals)	146	16,155
Akamai Technologies, Inc.* (Software)	730	43,654
Alexion Pharmaceuticals, Inc.* (Biotechnology)	876	145,258
Allegion PLC (Electronics)	146	6,955
Allergan, Inc. (Pharmaceuticals)	1,314	234,142
Alliance Data Systems Corp.* (Commercial Services)	292	72,495
Altera Corp. (Semiconductors)	584	20,896
Altria Group, Inc. (Agriculture)	4,672	214,632
Amazon.com, Inc.* (Internet)	1,752	564,915
American Express Co. (Diversified Financial Services)	4,088	357,863
American Tower Corp. (REIT)	1,752	164,040
Ameriprise Financial, Inc. (Diversified Financial Services)	876	108,081
AmerisourceBergen Corp. (Pharmaceuticals)	438	33,857
Ametek, Inc. (Electrical Components & Equipment)	1,168	58,645
Amgen, Inc. (Biotechnology)	3,358	471,665
Amphenol Corp. - Class A (Electronics)	730	72,897
Anadarko Petroleum Corp. (Oil & Gas)	1,168	118,482
Analog Devices, Inc. (Semiconductors)	730	36,128
Aon PLC (Insurance)	1,314	115,198
Apartment Investment & Management Co. - Class A (REIT)	292	9,291
Apple Computer, Inc. (Computers)	26,864	2,706,549
Applied Materials, Inc. (Semiconductors)	3,066	66,256
Autodesk, Inc.* (Software)	1,022	56,312
Automatic Data Processing, Inc. (Commercial Services)	2,190	181,945
AutoZone, Inc.* (Retail)	146	74,410
Avago Technologies, Ltd. (Semiconductors)	730	63,510
AvalonBay Communities, Inc. (REIT)	292	41,163
Avon Products, Inc. (Cosmetics/Personal Care)	730	9,198
Ball Corp. (Packaging & Containers)	292	18,475
Bard (C.R.), Inc. (Healthcare - Products)	292	41,671
Baxter International, Inc. (Healthcare - Products)	1,168	83,827
Becton, Dickinson & Co. (Healthcare - Products)	876	99,698
Bed Bath & Beyond, Inc.* (Retail)	876	57,667
Best Buy Co., Inc. (Retail)	584	19,617
Biogen Idec, Inc.* (Biotechnology)	1,022	338,088
BlackRock, Inc. (Diversified Financial Services)	584	191,739
Boeing Co. (Aerospace/Defense)	3,066	390,546
BorgWarner, Inc. (Auto Parts & Equipment)	1,022	53,767
Boston Properties, Inc. (REIT)	292	33,802
Boston Scientific Corp.* (Healthcare - Products)	5,986	70,695
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,818	246,585
Brown-Forman Corp. - Class B (Beverages)	438	39,516
CA, Inc. (Software)	876	24,475
Cabot Oil & Gas Corp. (Oil & Gas)	1,898	62,046
Campbell Soup Co. (Food)	438	18,716
CareFusion Corp.* (Healthcare - Products)	438	19,820
CarMax, Inc.* (Retail)	584	27,127
CBRE Group, Inc.* - Class A (Real Estate)	876	26,052
CBS Corp. - Class B (Media)	2,190	117,165
Celgene Corp.* (Biotechnology)	3,650	345,947
Cerner Corp.* (Software)	1,314	78,275
CF Industries Holdings, Inc. (Chemicals)	146	40,766
Chesapeake Energy Corp. (Oil & Gas)	1,168	26,852
Chipotle Mexican Grill, Inc.* (Retail)	146	97,322
CIGNA Corp. (Healthcare - Services)	1,168	105,926
Cimarex Energy Co. (Oil & Gas)	292	36,947
Cintas Corp. (Commercial Services)	438	30,918
Citigroup, Inc. (Banks)	6,278	325,326
Citrix Systems, Inc.* (Software)	438	31,247
Clorox Co. (Household Products/Wares)	292	28,044
Coach, Inc. (Retail)	730	25,995
Coca-Cola Co. (Beverages)	11,680	498,270
Coca-Cola Enterprises, Inc. (Beverages)	1,022	45,336
Cognizant Technology Solutions Corp.* (Computers)	2,774	124,192
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,336	152,354
Comcast Corp. - Class A (Media)	11,534	620,298
Comerica, Inc. (Banks)	876	43,677
Constellation Brands, Inc.* (Beverages)	730	63,627
Covidien PLC (Healthcare - Products)	1,022	88,413
Crown Castle International Corp. (REIT)	1,460	117,574
CSX Corp. (Transportation)	2,920	93,615
Cummins, Inc. (Machinery-Diversified)	438	57,807
Danaher Corp. (Miscellaneous Manufacturing)	2,774	210,769
DaVita, Inc.* (Healthcare - Services)	438	32,035
Delphi Automotive PLC (Auto Parts & Equipment)	584	35,823
Delta Air Lines, Inc. (Airlines)	3,796	137,225
DENTSPLY International, Inc. (Healthcare - Products)	292	13,315
DIRECTV* - Class A (Media)	2,190	189,479
Discover Financial Services (Diversified Financial Services)	2,044	131,613

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Discovery Communications, Inc.* - Class C (Media)	1,168		$43,543
Discovery Communications, Inc.* - Class A (Media)	730		27,594
Dollar General Corp.* (Retail)	584		35,688
Dollar Tree, Inc.* (Retail)	876		49,117
Dominion Resources, Inc. (Electric)	1,314		90,784
Dover Corp. (Miscellaneous Manufacturing)	584		46,913
Dr. Pepper Snapple Group, Inc. (Beverages)	438		28,168
Dun & Bradstreet Corp. (Software)	146		17,151
E*TRADE Financial Corp.* (Diversified Financial Services)	730		16,491
E.I. du Pont de Nemours & Co. (Chemicals)	2,336		167,632
Eastman Chemical Co. (Chemicals)	730		59,050
Eaton Corp. (Miscellaneous Manufacturing)	876		55,512
eBay, Inc.* (Internet)	3,358		190,164
Ecolab, Inc. (Chemicals)	1,168		134,121
Edwards Lifesciences Corp.* (Healthcare - Products)	292		29,828
Electronic Arts, Inc.* (Software)	1,460		51,991
Emerson Electric Co. (Electrical Components & Equipment)	1,898		118,777
EOG Resources, Inc. (Oil & Gas)	2,482		245,769
EQT Corp. (Oil & Gas)	730		66,824
Equifax, Inc. (Commercial Services)	584		43,648
Equity Residential (REIT)	730		44,953
Essex Property Trust, Inc. (REIT)	146		26,098
Expedia, Inc. (Internet)	292		25,585
Expeditors International of Washington, Inc. (Transportation)	438		17,774
F5 Networks, Inc.* (Internet)	292		34,672
Facebook, Inc.* - Class A (Internet)	8,760		692,390
Fastenal Co. (Distribution/Wholesale)	1,168		52,443
FedEx Corp. (Transportation)	584		94,287
Fidelity National Information Services, Inc. (Software)	1,314		73,978
Fifth Third Bancorp (Banks)	3,796		75,996
First Horizon National Corp. (Banks)	—	(a)	—	(b)
First Solar, Inc.* (Semiconductors)	292		19,217
Fiserv, Inc.* (Software)	1,168		75,494
FLIR Systems, Inc. (Electronics)	438		13,727
Flowserve Corp. (Machinery-Diversified)	584		41,184
FMC Corp. (Chemicals)	584		33,399
FMC Technologies, Inc.* (Oil & Gas Services)	1,022		55,505
Fossil Group, Inc.* (Distribution/Wholesale)	146		13,709
Franklin Resources, Inc. (Diversified Financial Services)	1,752		95,677
GameStop Corp. - Class A (Retail)	292		12,030
Garmin, Ltd. (Electronics)	292		15,181
General Dynamics Corp. (Aerospace/Defense)	584		74,221
General Growth Properties, Inc. (REIT)	1,168		27,506
General Mills, Inc. (Food)	1,460		73,657
Genuine Parts Co. (Distribution/Wholesale)	292		25,612
Gilead Sciences, Inc.* (Biotechnology)	6,716		714,918
Google, Inc.* - Class A (Internet)	1,314		773,170
Google, Inc.* - Class C (Internet)	1,314		758,650
H & R Block, Inc. (Commercial Services)	876		27,165
Halliburton Co. (Oil & Gas Services)	3,796		244,880
Harley-Davidson, Inc. (Leisure Time)	1,022		59,480
Harman International Industries, Inc. (Home Furnishings)	292		28,628
Harris Corp. (Telecommunications)	292		19,389
Hasbro, Inc. (Toys/Games/Hobbies)	292		16,059
Health Care REIT, Inc. (REIT)	1,022		63,742
Helmerich & Payne, Inc. (Oil & Gas)	438		42,867
Honeywell International, Inc. (Electronics)	2,336		217,528
Hormel Foods Corp. (Food)	438		22,509
Hospira, Inc.* (Healthcare - Products)	292		15,193
Host Hotels & Resorts, Inc. (REIT)	2,190		46,713
Huntington Bancshares, Inc. (Banks)	3,650		35,515
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	876		73,952
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	730		41,143
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	438		85,432
International Business Machines Corp. (Computers)	1,898		360,297
International Flavors & Fragrances, Inc. (Chemicals)	146		13,998
Intuit, Inc. (Software)	1,314		115,172
Intuitive Surgical, Inc.* (Healthcare - Products)	146		67,426
Invesco, Ltd. (Diversified Financial Services)	1,898		74,933
Iron Mountain, Inc. (REIT)	292		9,534
Johnson & Johnson (Pharmaceuticals)	7,446		793,669
Johnson Controls, Inc. (Auto Parts & Equipment)	2,920		128,481
Kansas City Southern Industries, Inc. (Transportation)	438		53,086
Kellogg Co. (Food)	584		35,974
Keurig Green Mountain, Inc. (Beverages)	584		75,996
KeyCorp (Banks)	3,942		52,547
Kimberly-Clark Corp. (Household Products/Wares)	1,022		109,936
Kimco Realty Corp. (REIT)	876		19,193
Kinder Morgan, Inc. (Pipelines)	2,920		111,952
KLA-Tencor Corp. (Semiconductors)	730		57,509
Kraft Foods Group, Inc. (Food)	2,628		148,218
L Brands, Inc. (Retail)	730		48,895
Laboratory Corp. of America Holdings* (Healthcare - Services)	146		14,856
Lam Research Corp. (Semiconductors)	292		21,812
Lennar Corp. - Class A (Home Builders)	438		17,008
Leucadia National Corp. (Holding Companies - Diversified)	584		13,923
Lincoln National Corp. (Insurance)	584		31,291
Linear Technology Corp. (Semiconductors)	584		25,924
Lockheed Martin Corp. (Aerospace/Defense)	730		133,429
Lorillard, Inc. (Agriculture)	1,606		96,215
Lowe’s Cos., Inc. (Retail)	2,628		139,074
LyondellBasell Industries N.V. - Class A (Chemicals)	1,898		206,237
Marathon Petroleum Corp. (Oil & Gas)	584		49,447
Marriott International, Inc. - Class A (Lodging)	584		40,844

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marsh & McLennan Cos., Inc. (Insurance)	1,606	$84,058
Martin Marietta Materials (Building Materials)	146	18,825
Masco Corp. (Building Materials)	1,022	24,446
MasterCard, Inc. - Class A (Commercial Services)	4,380	323,770
Mattel, Inc. (Toys/Games/Hobbies)	876	26,849
McCormick & Co., Inc. (Food)	292	19,535
McDonald’s Corp. (Retail)	2,482	235,318
McGraw Hill Financial, Inc. (Commercial Services)	730	61,648
McKesson Corp. (Pharmaceuticals)	438	85,265
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	876	84,289
Medtronic, Inc. (Healthcare - Products)	2,482	153,759
Merck & Co., Inc. (Pharmaceuticals)	6,132	363,505
Michael Kors Holdings, Ltd.* (Apparel)	876	62,538
Microchip Technology, Inc. (Semiconductors)	876	41,373
Micron Technology, Inc.* (Semiconductors)	4,818	165,065
Microsoft Corp. (Software)	36,938	1,712,446
Mohawk Industries, Inc.* (Textiles)	292	39,367
Monsanto Co. (Chemicals)	2,336	262,824
Monster Beverage Corp.* (Beverages)	584	53,535
Moody’s Corp. (Commercial Services)	876	82,782
Motorola Solutions, Inc. (Telecommunications)	438	27,717
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,606	73,057
National Oilwell Varco, Inc. (Oil & Gas Services)	876	66,664
Navient Corp. (Diversified Financial Services)	730	12,928
Neilsen Holdings N.V. (Media)	730	32,361
NetApp, Inc. (Computers)	1,022	43,905
Netflix, Inc.* (Internet)	292	131,745
Newell Rubbermaid, Inc. (Housewares)	584	20,095
Newfield Exploration Co.* (Oil & Gas)	438	16,237
News Corp.* - Class A (Media)	2,190	35,806
NIKE, Inc. - Class B (Apparel)	3,212	286,510
Noble Energy, Inc. (Oil & Gas)	1,606	109,786
Nordstrom, Inc. (Retail)	292	19,964
Norfolk Southern Corp. (Transportation)	1,460	162,936
Northrop Grumman Corp. (Aerospace/Defense)	438	57,711
NVIDIA Corp. (Semiconductors)	1,168	21,550
Occidental Petroleum Corp. (Oil & Gas)	1,606	154,417
Omnicom Group, Inc. (Advertising)	1,168	80,429
Oracle Corp. (Software)	7,884	301,800
O’Reilly Automotive, Inc.* (Retail)	438	65,858
Owens-Illinois, Inc.* (Packaging & Containers)	438	11,410
PACCAR, Inc. (Auto Manufacturers)	1,606	91,341
Pall Corp. (Miscellaneous Manufacturing)	292	24,440
Parker Hannifin Corp. (Miscellaneous Manufacturing)	438	49,998
Paychex, Inc. (Software)	1,022	45,172
Pentair PLC (Miscellaneous Manufacturing)	584	38,246
People’s United Financial, Inc. (Savings & Loans)	730	10,563
PepsiCo, Inc. (Beverages)	3,942	366,961
PerkinElmer, Inc. (Electronics)	292	12,731
Perrigo Co. PLC (Pharmaceuticals)	584	87,711
PetSmart, Inc. (Retail)	292	20,466
Pfizer, Inc. (Pharmaceuticals)	13,870	410,136
Philip Morris International, Inc. (Agriculture)	3,942	328,763
Pioneer Natural Resources Co. (Oil & Gas)	584	115,030
Pitney Bowes, Inc. (Office/Business Equipment)	876	21,891
Plum Creek Timber Co., Inc. (REIT)	438	17,086
PPG Industries, Inc. (Chemicals)	584	114,896
Praxair, Inc. (Chemicals)	730	94,170
Precision Castparts Corp. (Metal Fabricate/Hardware)	584	138,338
Priceline.com, Inc.* (Internet)	292	338,305
Principal Financial Group, Inc. (Insurance)	584	30,642
Procter & Gamble Co. (Cosmetics/Personal Care)	6,132	513,493
Prologis, Inc. (REIT)	1,314	49,538
Prudential Financial, Inc. (Insurance)	2,044	179,750
Public Storage, Inc. (REIT)	438	72,638
PVH Corp. (Retail)	292	35,376
Qualcomm, Inc. (Semiconductors)	7,446	556,737
Quanta Services, Inc.* (Commercial Services)	292	10,597
Ralph Lauren Corp. (Apparel)	146	24,051
Range Resources Corp. (Oil & Gas)	730	49,501
Raytheon Co. (Aerospace/Defense)	730	74,183
Red Hat, Inc.* (Software)	876	49,187
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	292	105,272
Regions Financial Corp. (Banks)	3,066	30,783
Reynolds American, Inc. (Agriculture)	730	43,070
Robert Half International, Inc. (Commercial Services)	584	28,616
Rockwell Automation, Inc. (Machinery-Diversified)	584	64,170
Rockwell Collins, Inc. (Aerospace/Defense)	292	22,922
Roper Industries, Inc. (Machinery-Diversified)	292	42,717
Ross Stores, Inc. (Retail)	876	66,208
Safeway, Inc. (Food)	1,022	35,055
Salesforce.com, Inc.* (Software)	2,628	151,189
SanDisk Corp. (Computers)	1,022	100,105
Schlumberger, Ltd. (Oil & Gas Services)	5,840	593,869
Scripps Networks Interactive - Class A (Media)	438	34,203
Seagate Technology PLC (Computers)	1,460	83,614
Sealed Air Corp. (Packaging & Containers)	1,022	35,647
Sherwin-Williams Co. (Chemicals)	438	95,918
Sigma-Aldrich Corp. (Chemicals)	292	39,715
Simon Property Group, Inc. (REIT)	876	144,033
Snap-on, Inc. (Hand/Machine Tools)	146	17,678
Southwest Airlines Co. (Airlines)	3,066	103,539
Southwestern Energy Co.* (Oil & Gas)	876	30,616
Spectra Energy Corp. (Pipelines)	1,460	57,320
St. Jude Medical, Inc. (Healthcare - Products)	1,314	79,011
Starbucks Corp. (Retail)	3,358	253,396

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	876	$72,892
State Street Corp. (Banks)	1,022	75,229
Stericycle, Inc.* (Environmental Control)	438	51,053
Stryker Corp. (Healthcare - Products)	1,314	106,105
Symantec Corp. (Internet)	1,606	37,757
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,168	91,571
TE Connectivity, Ltd. (Electronics)	1,022	56,507
Tenet Healthcare Corp.* (Healthcare - Services)	146	8,671
Teradata Corp.* (Computers)	292	12,241
Texas Instruments, Inc. (Semiconductors)	2,920	139,255
Textron, Inc. (Miscellaneous Manufacturing)	1,314	47,291
The Charles Schwab Corp. (Diversified Financial Services)	5,110	150,183
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,022	76,364
The Gap, Inc. (Retail)	876	36,520
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	1,168	26,379
The Hershey Co. (Food)	730	69,664
The Home Depot, Inc. (Retail)	3,942	361,640
The Interpublic Group of Cos., Inc. (Advertising)	1,898	34,771
The JM Smucker Co. - Class A (Food)	146	14,453
The Macerich Co. (REIT)	584	37,277
The Williams Cos., Inc. (Pipelines)	1,314	72,730
Thermo Fisher Scientific, Inc. (Electronics)	1,752	213,219
Tiffany & Co. (Retail)	438	42,184
Time Warner Cable, Inc. (Media)	1,314	188,546
Time Warner, Inc. (Media)	2,044	153,729
TJX Cos., Inc. (Retail)	3,066	181,415
Torchmark Corp. (Insurance)	584	30,584
Total System Services, Inc. (Commercial Services)	730	22,601
Tractor Supply Co. (Retail)	584	35,922
TripAdvisor, Inc.* (Internet)	438	40,042
Twenty-First Century Fox, Inc. - Class A (Media)	4,672	160,202
Tyco International, Ltd. (Electronics)	1,022	45,551
U.S. Bancorp (Banks)	4,234	177,108
Under Armour, Inc.* - Class A (Apparel)	730	50,443
Union Pacific Corp. (Transportation)	4,088	443,220
United Parcel Service, Inc. - Class B (Transportation)	3,212	315,707
United Rentals, Inc.* (Commercial Services)	438	48,662
United Technologies Corp. (Aerospace/Defense)	2,190	231,264
Universal Health Services, Inc. - Class B (Healthcare - Services)	438	45,771
Urban Outfitters, Inc.* (Retail)	292	10,716
V.F. Corp. (Apparel)	1,606	106,044
Varian Medical Systems, Inc.* (Healthcare - Products)	292	23,395
Ventas, Inc. (REIT)	584	36,179
VeriSign, Inc.* (Internet)	438	24,143
Verizon Communications, Inc. (Telecommunications)	9,636	481,703
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,022	114,781
Viacom, Inc. - Class B (Media)	1,752	134,799
Visa, Inc. - Class A (Diversified Financial Services)	2,190	467,280
Vornado Realty Trust (REIT)	438	43,782
Vulcan Materials Co. (Building Materials)	292	17,587
W.W. Grainger, Inc. (Distribution/Wholesale)	292	73,482
Walgreen Co. (Retail)	1,898	112,494
Walt Disney Co. (Media)	4,818	428,947
Waste Management, Inc. (Environmental Control)	1,022	48,576
Waters Corp.* (Electronics)	292	28,943
Western Digital Corp. (Computers)	1,022	99,461
Western Union Co. (Commercial Services)	1,460	23,418
Whole Foods Market, Inc. (Food)	1,022	38,948
Wyndham Worldwide Corp. (Lodging)	584	47,456
Wynn Resorts, Ltd. (Lodging)	292	54,627
Xilinx, Inc. (Semiconductors)	730	30,916
Xylem, Inc. (Machinery-Diversified)	438	15,545
Yahoo!, Inc.* (Internet)	4,088	166,586
YUM! Brands, Inc. (Retail)	1,168	84,073
Zimmer Holdings, Inc. (Healthcare - Products)	438	44,041
Zions Bancorp (Banks)	438	12,728
Zoetis, Inc. (Pharmaceuticals)	1,460	53,947
TOTAL COMMON STOCKS (Cost $27,334,134)		41,720,167

	Principal Amount	Value
Repurchase Agreements(c)(0.1%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $60,000	$60,000	60,000
TOTAL REPURCHASE AGREEMENTS (Cost $60,000)		60,000
TOTAL INVESTMENT SECURITIES (Cost $27,394,134) - 99.9%		41,780,167
Net other assets (liabilities) - 0.1%		27,100

NET ASSETS - 100.0%		$41,807,267

*                                         Non-income producing security

(a)                                 Number of shares is less than 0.50

(b)                                 Amount is less than $0.50.

(c)                                  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Growth invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Advertising	$115,200	0.3%
Aerospace/Defense	984,276	2.4%
Agriculture	682,680	1.6%
Airlines	240,764	0.6%
Apparel	529,586	1.2%
Auto Manufacturers	91,341	0.2%
Auto Parts & Equipment	244,450	0.6%
Banks	828,909	2.0%
Beverages	1,171,409	2.9%
Biotechnology	2,235,929	5.3%
Building Materials	60,858	0.2%
Chemicals	1,335,900	3.1%
Commercial Services	958,265	2.3%
Computers	3,660,964	8.9%
Cosmetics/Personal Care	751,409	1.8%
Distribution/Wholesale	165,246	0.4%
Diversified Financial Services	1,842,296	4.4%
Electric	90,784	0.2%
Electrical Components & Equipment	177,422	0.4%
Electronics	741,473	1.7%
Environmental Control	99,629	0.2%
Food	476,729	1.1%
Hand/Machine Tools	17,678	NM
Healthcare - Products	936,197	2.2%
Healthcare - Services	207,259	0.5%
Holding Companies - Diversified	13,923	NM
Home Builders	17,008	NM
Home Furnishings	28,628	0.1%
Household Products/Wares	137,980	0.3%
Housewares	20,095	NM
Insurance	471,523	1.1%
Internet	3,778,124	9.0%
Leisure Time	59,480	0.1%
Lodging	215,819	0.5%
Machinery-Diversified	221,423	0.5%
Media	2,166,672	5.2%
Metal Fabricate/Hardware	138,338	0.3%
Miscellaneous Manufacturing	1,001,969	2.4%
Office/Business Equipment	21,891	0.1%
Oil & Gas	1,124,821	2.7%
Oil & Gas Services	960,918	2.3%
Packaging & Containers	65,532	0.2%
Pharmaceuticals	3,161,193	7.6%
Pipelines	242,002	0.6%
Real Estate	26,052	0.1%
REIT	1,004,142	2.4%
Retail	2,148,492	5.3%
Savings & Loans	10,563	NM
Semiconductors	1,266,148	3.0%
Software	2,979,069	7.2%
Telecommunications	528,809	1.2%
Textiles	39,367	0.1%
Toys/Games/Hobbies	42,908	0.1%
Transportation	1,180,625	2.9%
Other**	87,100	0.2%
Total	$41,807,267	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.6%)
Aaron’s, Inc. (Commercial Services)	1,900	$46,208
Abercrombie & Fitch Co. - Class A (Retail)	2,100	76,314
ADTRAN, Inc. (Telecommunications)	900	18,477
Advance Auto Parts, Inc. (Retail)	900	117,270
Advanced Micro Devices, Inc.* (Semiconductors)	9,700	33,077
Aecom Technology Corp.* (Engineering & Construction)	2,900	97,875
AGCO Corp. (Machinery-Diversified)	2,500	113,650
Albemarle Corp. (Chemicals)	1,200	70,680
Alexandria Real Estate Equities, Inc. (REIT)	2,100	154,875
Alleghany Corp.* (Insurance)	500	209,075
Alliant Energy Corp. (Electric)	3,300	182,853
Alliant Techsystems, Inc. (Aerospace/Defense)	500	63,820
Allscripts Healthcare Solutions, Inc.* (Software)	2,300	30,855
American Campus Communities, Inc. (REIT)	3,100	112,995
American Eagle Outfitters, Inc. (Retail)	5,100	74,052
American Financial Group, Inc. (Insurance)	2,200	127,358
ANN, Inc.* (Retail)	1,300	53,469
AOL, Inc.* (Internet)	2,300	103,385
Apollo Group, Inc.* - Class A (Commercial Services)	2,900	72,935
AptarGroup, Inc. (Miscellaneous Manufacturing)	900	54,630
Aqua America, Inc. (Water)	2,700	63,531
ARRIS Group, Inc.* (Telecommunications)	1,300	36,862
Arrow Electronics, Inc.* (Distribution/Wholesale)	2,900	160,515
Arthur J. Gallagher & Co. (Insurance)	2,000	90,720
Ascena Retail Group, Inc.* (Retail)	3,900	51,870
Ashland, Inc. (Chemicals)	2,100	218,610
Aspen Insurance Holdings, Ltd. (Insurance)	1,900	81,263
Astoria Financial Corp. (Savings & Loans)	2,600	32,214
Atmel Corp.* (Semiconductors)	7,000	56,560
Atmos Energy Corp. (Gas)	3,000	143,100
Atwood Oceanics, Inc.* (Oil & Gas)	1,800	78,642
Avnet, Inc. (Electronics)	4,100	170,150
Bank of Hawaii Corp. (Banks)	700	39,767
Big Lots, Inc. (Retail)	1,600	68,880
BioMed Realty Trust, Inc. (REIT)	5,700	115,140
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	600	68,040
Black Hills Corp. (Electric)	1,300	62,244
Brown & Brown, Inc. (Insurance)	1,700	54,655
Cabela’s, Inc.* (Retail)	700	41,230
Cabot Corp. (Chemicals)	1,900	96,463
Cadence Design Systems, Inc.* (Computers)	2,800	48,188
Camden Property Trust (REIT)	2,500	171,325
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	900	72,342
Carpenter Technology Corp. (Iron/Steel)	600	27,090
CDK Global, Inc.* (Software)	1,700	52,003
Centene Corp.* (Healthcare - Services)	1,700	140,607
Chico’s FAS, Inc. (Retail)	2,500	36,925
Church & Dwight, Inc. (Household Products/Wares)	1,800	126,288
Cinemark Holdings, Inc. (Entertainment)	1,700	57,868
Civeo Corp. (Commercial Services)	1,800	20,898
Clarcor, Inc. (Miscellaneous Manufacturing)	700	44,156
Clean Harbors, Inc.* (Environmental Control)	1,600	86,272
Cleco Corp. (Electric)	1,800	86,670
Cliffs Natural Resources, Inc. (Iron/Steel)	4,500	46,710
Commerce Bancshares, Inc. (Banks)	1,300	58,039
Commercial Metals Co. (Iron/Steel)	3,500	59,745
Community Health Systems, Inc.* (Healthcare - Services)	3,400	186,286
Compass Minerals International, Inc. (Mining)	600	50,568
Compuware Corp. (Software)	3,800	40,318
Convergys Corp. (Commercial Services)	3,000	53,460
Con-way, Inc. (Transportation)	900	42,750
Corporate Office Properties Trust (REIT)	2,600	66,872
Corrections Corp. of America (REIT)	3,400	116,824
Crane Co. (Miscellaneous Manufacturing)	700	44,247
CST Brands, Inc. (Retail)	2,200	79,090
Cullen/Frost Bankers, Inc. (Banks)	900	68,859
Cypress Semiconductor Corp. (Semiconductors)	2,500	24,688
Cytec Industries, Inc. (Chemicals)	1,200	56,748
Dean Foods Co. (Food)	2,800	37,100
DeVry, Inc. (Commercial Services)	1,700	72,777
Dick’s Sporting Goods, Inc. (Retail)	2,900	127,252
Diebold, Inc. (Computers)	1,100	38,852
Domtar Corp. (Forest Products & Paper)	1,900	66,747
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,600	65,008
Dresser-Rand Group, Inc.* (Oil & Gas Services)	900	74,034
DST Systems, Inc. (Computers)	400	33,568
Duke Realty Corp. (REIT)	6,200	106,516
Eaton Vance Corp. (Diversified Financial Services)	1,300	49,049
Energen Corp. (Oil & Gas)	900	65,016
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,000	123,210
Equinix, Inc.* (Internet)	700	148,736
Equity One, Inc. (REIT)	1,400	30,282
Esterline Technologies Corp.* (Aerospace/Defense)	900	100,143
Everest Re Group, Ltd. (Insurance)	1,300	210,613
Exelis, Inc. (Aerospace/Defense)	5,500	90,970
FactSet Research Systems, Inc. (Media)	400	48,612
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,500	54,355

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Federal Realty Investment Trust (REIT)	1,000	$118,460
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,400	41,104
First American Financial Corp. (Insurance)	3,200	86,784
First Horizon National Corp. (Banks)	7,000	85,959
First Niagara Financial Group, Inc. (Savings & Loans)	10,400	86,632
FirstMerit Corp. (Banks)	2,400	42,240
Flowers Foods, Inc. (Food)	1,700	31,212
Foot Locker, Inc. (Retail)	4,200	233,730
Fortinet, Inc.* (Telecommunications)	2,500	63,163
FTI Consulting, Inc.* (Commercial Services)	500	17,480
Fulton Financial Corp. (Banks)	5,500	60,940
GATX Corp. (Trucking & Leasing)	1,300	75,881
Granite Construction, Inc. (Engineering & Construction)	1,100	34,991
Great Plains Energy, Inc. (Electric)	4,500	108,765
Greif, Inc. - Class A (Packaging & Containers)	1,000	43,810
GUESS?, Inc. (Retail)	1,900	41,743
Hancock Holding Co. (Banks)	2,400	76,920
Hanover Insurance Group, Inc. (Insurance)	1,300	79,846
Harsco Corp. (Miscellaneous Manufacturing)	1,300	27,833
Hawaiian Electric Industries, Inc. (Electric)	3,000	79,650
HCC Insurance Holdings, Inc. (Insurance)	2,900	140,041
Health Net, Inc.* (Healthcare - Services)	2,400	110,664
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,900	63,974
Henry Schein, Inc.* (Healthcare - Products)	1,100	128,117
Herman Miller, Inc. (Office Furnishings)	600	17,910
Highwoods Properties, Inc. (REIT)	1,500	58,350
Hill-Rom Holdings, Inc. (Healthcare - Products)	800	33,144
HMS Holdings Corp.* (Commercial Services)	900	16,965
HollyFrontier Corp. (Oil & Gas)	5,800	253,344
Hologic, Inc.* (Healthcare - Products)	2,900	70,557
Home Properties, Inc. (REIT)	1,700	99,008
Hospitality Properties Trust (REIT)	4,400	118,140
HSN, Inc. (Retail)	1,000	61,370
Hubbell, Inc. - Class B (Electrical Components & Equipment)	700	84,371
Huntington Ingalls Industries, Inc. (Shipbuilding)	700	72,947
IDACORP, Inc. (Electric)	1,500	80,415
IDEXX Laboratories, Inc.* (Healthcare - Products)	600	70,698
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	4,600	118,726
Ingredion, Inc. (Food)	2,200	166,738
Integrated Device Technology, Inc.* (Semiconductors)	1,600	25,520
InterDigital, Inc. (Telecommunications)	800	31,856
International Bancshares Corp. (Banks)	1,700	41,931
International Game Technology (Entertainment)	2,500	42,175
International Rectifier Corp.* (Semiconductors)	2,100	82,404
International Speedway Corp. - Class A (Entertainment)	800	25,312
Intersil Corp. - Class A (Semiconductors)	3,800	53,998
Itron, Inc.* (Electronics)	1,200	47,172
ITT Corp. (Miscellaneous Manufacturing)	1,600	71,904
J.C. Penney Co., Inc.* (Retail)	9,000	90,360
Janus Capital Group, Inc. (Diversified Financial Services)	4,400	63,976
JDS Uniphase Corp.* (Telecommunications)	2,400	30,720
JetBlue Airways Corp.* (Airlines)	7,200	76,464
John Wiley & Sons, Inc. (Media)	1,400	78,554
Jones Lang LaSalle, Inc. (Real Estate)	1,300	164,242
KB Home (Home Builders)	2,700	40,338
KBR, Inc. (Engineering & Construction)	4,300	80,969
Kemper Corp. (Insurance)	1,500	51,225
Kennametal, Inc. (Hand/Machine Tools)	1,400	57,834
Kilroy Realty Corp. (REIT)	1,300	77,272
Knowles Corp.* (Telecommunications)	1,500	39,750
Lamar Advertising Co. - Class A (Advertising)	900	44,325
Lancaster Colony Corp. (Food)	300	25,584
Landstar System, Inc. (Transportation)	800	57,752
LaSalle Hotel Properties (REIT)	1,600	54,784
Leidos Holdings, Inc. (Commercial Services)	1,800	61,794
Lennox International, Inc. (Building Materials)	400	30,748
Lexmark International, Inc. - Class A (Computers)	1,800	76,500
Liberty Property Trust (REIT)	2,200	73,172
Life Time Fitness, Inc.* (Leisure Time)	1,100	55,484
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,300	89,947
Live Nation, Inc.* (Commercial Services)	1,900	45,638
Louisiana-Pacific Corp.* (Building Materials)	2,200	29,898
M.D.C. Holdings, Inc. (Home Builders)	1,100	27,852
Mack-Cali Realty Corp. (REIT)	2,500	47,775
Manpower, Inc. (Commercial Services)	2,300	161,230
MDU Resources Group, Inc. (Electric)	5,700	158,517
Mednax, Inc.* (Healthcare - Services)	1,000	54,820
Mercury General Corp. (Insurance)	1,100	53,691
Meredith Corp. (Media)	400	17,120
Mid-America Apartment Communities, Inc. (REIT)	1,300	85,345
Minerals Technologies, Inc. (Chemicals)	400	24,684
MSA Safety, Inc. (Machinery - Construction & Mining)	400	19,760
MSC Industrial Direct Co. - Class A (Retail)	800	68,368
Murphy USA, Inc.* (Oil & Gas)	1,300	68,978
National Fuel Gas Co. (Gas)	1,400	97,986
National Instruments Corp. (Electronics)	1,100	34,023
National Retail Properties, Inc. (REIT)	3,700	127,909
NCR Corp.* (Computers)	2,200	73,502
New York Community Bancorp (Savings & Loans)	13,000	206,310
NewMarket Corp. (Chemicals)	100	38,102
NOW, Inc.* (Oil & Gas Services)	1,600	48,656
NVR, Inc.* (Home Builders)	100	113,002
Office Depot, Inc.* (Retail)	8,100	41,634

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
OGE Energy Corp. (Electric Utilities)	5,900	$218,949
Olin Corp. (Chemicals)	2,300	58,075
Omnicare, Inc. (Pharmaceuticals)	1,800	112,068
ONE Gas, Inc. (Gas)	1,500	51,375
Oshkosh Truck Corp. (Auto Manufacturers)	2,500	110,375
Owens & Minor, Inc. (Distribution/Wholesale)	1,900	62,206
Peabody Energy Corp. (Coal)	8,000	99,040
Plantronics, Inc. (Telecommunications)	500	23,890
PNM Resources, Inc. (Electric)	2,300	57,293
Polycom, Inc.* (Telecommunications)	4,000	49,140
PolyOne Corp. (Chemicals)	1,200	42,696
Post Holdings, Inc.* (Food)	1,300	43,134
Potlatch Corp. (REIT)	600	24,126
Primerica, Inc. (Insurance)	1,600	77,152
Prosperity Bancshares, Inc. (Banks)	800	45,736
Protective Life Corp. (Insurance)	2,300	159,643
Questar Corp. (Gas)	2,700	60,183
R.R. Donnelley & Sons Co. (Commercial Services)	2,200	36,212
Raymond James Financial Corp. (Diversified Financial Services)	3,700	198,246
Rayonier Advanced Materials, Inc. (Chemicals)	600	19,746
Rayonier, Inc. (REIT)	2,200	68,508
Realty Income Corp. (REIT)	6,600	269,214
Regal-Beloit Corp. (Hand/Machine Tools)	1,300	83,525
Regency Centers Corp. (REIT)	1,500	80,745
Reinsurance Group of America, Inc. (Insurance)	2,000	160,260
Reliance Steel & Aluminum Co. (Iron/Steel)	2,300	157,320
RenaissanceRe Holdings (Insurance)	900	89,991
Rent-A-Center, Inc. (Commercial Services)	1,600	48,560
ResMed, Inc. (Healthcare - Products)	1,500	73,905
RF Micro Devices, Inc.* (Telecommunications)	8,500	98,090
Riverbed Technology, Inc.* (Computers)	2,000	37,090
Rock-Tenn Co. - Class A (Packaging & Containers)	2,400	114,192
Rollins, Inc. (Commercial Services)	700	20,496
Rovi Corp.* (Semiconductors)	2,800	55,286
Rowan Cos. PLC - Class A (Oil & Gas)	3,700	93,647
Royal Gold, Inc. (Mining)	1,900	123,386
RPM, Inc. (Chemicals)	1,800	82,404
Science Applications International Corp. (Computers)	1,200	53,076
Semtech Corp.* (Semiconductors)	1,000	27,150
Senior Housing Properties Trust (REIT)	3,300	69,036
Sensient Technologies Corp. (Chemicals)	1,400	73,290
Service Corp. International (Commercial Services)	2,600	54,964
Signet Jewelers, Ltd. (Retail)	1,100	125,301
Silgan Holdings, Inc. (Packaging & Containers)	1,300	61,100
Silicon Laboratories, Inc.* (Semiconductors)	1,200	48,768
Sirona Dental Systems, Inc.* (Healthcare - Products)	700	53,676
Skyworks Solutions, Inc. (Semiconductors)	2,000	116,100
SL Green Realty Corp. (REIT)	2,800	283,695
Solera Holdings, Inc. (Software)	600	33,816
Sonoco Products Co. (Packaging & Containers)	3,000	117,870
SPX Corp. (Miscellaneous Manufacturing)	1,300	122,109
StanCorp Financial Group, Inc. (Insurance)	1,300	82,134
Steel Dynamics, Inc. (Iron/Steel)	7,100	160,531
STERIS Corp. (Healthcare - Products)	700	37,772
SunEdison, Inc.* (Semiconductors)	2,300	43,424
Superior Energy Services, Inc. (Oil & Gas Services)	4,600	151,202
Synopsys, Inc.* (Computers)	2,600	103,207
Taubman Centers, Inc. (REIT)	900	65,700
TCF Financial Corp. (Banks)	4,900	76,097
Tech Data Corp.* (Electronics)	1,100	64,746
Techne Corp. (Healthcare - Products)	500	46,775
Teleflex, Inc. (Healthcare - Products)	600	63,024
Telephone & Data Systems, Inc. (Telecommunications)	2,900	69,483
Teradyne, Inc. (Semiconductors)	6,000	116,340
The Cheesecake Factory, Inc. (Retail)	500	22,750
The Cooper Cos., Inc. (Healthcare - Products)	500	77,875
The New York Times Co. - Class A (Media)	3,800	42,636
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	700	38,500
The Timken Co. (Metal Fabricate/Hardware)	2,200	93,258
The Valspar Corp. (Chemicals)	1,000	78,990
Thor Industries, Inc. (Home Builders)	700	36,050
Thoratec Corp.* (Healthcare - Products)	700	18,711
Tibco Software, Inc.* (Internet)	2,000	47,260
Tidewater, Inc. (Transportation)	1,500	58,545
Time, Inc.* (Media)	2,200	51,546
TimkenSteel Corp. (Metal Fabricate/Hardware)	1,100	51,139
Tootsie Roll Industries, Inc. (Food)	300	8,397
Triumph Group, Inc. (Aerospace/Defense)	1,500	97,575
Trustmark Corp. (Banks)	2,000	46,070
TW Telecom, Inc.* (Telecommunications)	1,900	79,059
UDR, Inc. (REIT)	4,300	117,175
UGI Corp. (Gas)	5,100	173,859
Unit Corp.* (Oil & Gas)	1,400	82,110
United Natural Foods, Inc.* (Food)	1,500	92,190
United States Steel Corp. (Iron/Steel)	4,300	168,431
Universal Corp. (Agriculture)	700	31,073
URS Corp. (Engineering & Construction)	2,000	115,220
Valley National Bancorp (Banks)	5,600	54,264
Valmont Industries, Inc. (Metal Fabricate/Hardware)	400	53,972
VCA Antech, Inc.* (Pharmaceuticals)	1,300	51,129
Vectren Corp. (Gas)	2,400	95,760
Vectrus, Inc.* (Aerospace/Defense)	1	12
VeriFone Systems, Inc.* (Computers)	3,300	113,454
Vishay Intertechnology, Inc. (Electronics)	4,000	57,160
W.R. Berkley Corp. (Insurance)	3,000	143,400
Washington Prime Group, Inc. (REIT)	2,500	43,700
Waste Connections, Inc. (Environmental Control)	1,300	63,076
Watsco, Inc. (Distribution/Wholesale)	500	43,090
Webster Financial Corp. (Banks)	1,100	32,054

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Weingarten Realty Investors (REIT)	1,800	$56,700
WellCare Health Plans, Inc.* (Healthcare - Services)	1,300	78,442
Werner Enterprises, Inc. (Transportation)	1,300	32,760
Westar Energy, Inc. (Electric)	3,800	129,656
WGL Holdings, Inc. (Gas)	1,500	63,180
Whitewave Foods Co.* (Food)	2,400	87,192
Williams-Sonoma, Inc. (Retail)	1,000	66,570
Woodward, Inc. (Electronics)	1,000	47,620
World Fuel Services Corp. (Retail)	2,100	83,832
WPX Energy, Inc.* (Oil & Gas)	6,000	144,360
Zebra Technologies Corp.* - Class A (Machinery-Diversified)	600	42,582
TOTAL COMMON STOCKS (Cost $15,523,000)		22,483,147

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $18,000	$18,000	18,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,000)		18,000
TOTAL INVESTMENT SECURITIES (Cost $15,541,000) - 100.7%		22,501,147
Net other assets (liabilities) - (0.7)%		(152,118)

NET ASSETS - 100.0%		$22,349,029

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Value invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Advertising	$44,325	0.2%
Aerospace/Defense	352,520	1.6%
Agriculture	31,073	0.1%
Airlines	76,464	0.3%
Auto Manufacturers	110,375	0.5%
Banks	728,876	3.3%
Biotechnology	68,040	0.3%
Building Materials	60,646	0.2%
Chemicals	860,488	3.9%
Coal	99,040	0.4%
Commercial Services	729,617	3.3%
Computers	577,437	2.5%
Distribution/Wholesale	384,537	1.7%
Diversified Financial Services	352,375	1.6%
Electric	946,063	4.2%
Electric Utilities	218,949	1.0%
Electrical Components & Equipment	207,581	1.0%
Electronics	420,871	1.9%
Engineering & Construction	329,055	1.5%
Entertainment	125,355	0.6%
Environmental Control	149,348	0.7%
Food	491,547	2.3%
Forest Products & Paper	66,747	0.3%
Gas	685,443	3.0%
Hand/Machine Tools	141,359	0.6%
Healthcare - Products	674,254	3.0%
Healthcare - Services	660,766	3.0%
Home Builders	217,242	1.0%
Household Products/Wares	164,788	0.8%
Insurance	1,897,851	8.5%
Internet	299,381	1.4%
Iron/Steel	619,827	2.8%
Leisure Time	55,484	0.2%
Machinery - Construction & Mining	19,760	0.1%
Machinery-Diversified	156,232	0.7%
Media	238,468	1.0%
Metal Fabricate/Hardware	198,369	0.9%
Mining	173,954	0.8%
Miscellaneous Manufacturing	502,229	2.1%
Office Furnishings	17,910	0.1%
Oil & Gas	786,097	3.6%
Oil & Gas Services	337,866	1.5%
Packaging & Containers	336,972	1.5%
Pharmaceuticals	163,197	0.7%
Real Estate	164,242	0.7%
REIT	2,813,643	12.5%
Retail	1,562,010	7.0%
Savings & Loans	325,156	1.5%
Semiconductors	737,670	3.4%
Shipbuilding	72,947	0.3%
Software	156,992	0.6%
Telecommunications	540,490	2.4%
Transportation	191,807	0.9%
Trucking & Leasing	75,881	0.3%
Water	63,531	0.3%
Other**	(134,118)	(0.6)%
Total	$22,349,029	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.3%)
3D Systems Corp.* (Computers)	3,150	$146,066
ACI Worldwide, Inc.* (Software)	3,450	64,722
Acuity Brands, Inc. (Electrical Components & Equipment)	1,350	158,908
Acxiom Corp.* (Software)	2,400	39,720
ADTRAN, Inc. (Telecommunications)	750	15,398
Advance Auto Parts, Inc. (Retail)	1,350	175,904
Advanced Micro Devices, Inc.* (Semiconductors)	8,850	30,179
Advent Software, Inc. (Software)	1,350	42,606
Alaska Air Group, Inc. (Airlines)	4,050	176,337
Albemarle Corp. (Chemicals)	1,200	70,680
Alexander & Baldwin, Inc. (Real Estate)	1,350	48,560
Align Technology, Inc.* (Healthcare - Products)	2,250	116,280
Alliant Techsystems, Inc. (Aerospace/Defense)	450	57,438
Allscripts Healthcare Solutions, Inc.* (Software)	2,700	36,221
AMC Networks, Inc.* - Class A (Media)	1,800	105,155
ANSYS, Inc.* (Software)	2,850	215,659
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,050	63,735
Aqua America, Inc. (Water)	2,700	63,531
ARRIS Group, Inc.* (Telecommunications)	2,700	76,559
Arthur J. Gallagher & Co. (Insurance)	2,700	122,472
Associated Banc-Corp. (Banks)	4,650	81,003
Atmel Corp.* (Semiconductors)	5,400	43,632
Bally Technologies, Inc.* (Entertainment)	1,200	96,840
BancorpSouth, Inc. (Banks)	2,550	51,357
Bank of Hawaii Corp. (Banks)	600	34,086
BE Aerospace, Inc.* (Aerospace/Defense)	3,150	264,410
Belden, Inc. (Electrical Components & Equipment)	1,350	86,427
Brinker International, Inc. (Retail)	1,950	99,041
Broadridge Financial Solutions, Inc. (Software)	3,600	149,868
Brown & Brown, Inc. (Insurance)	1,800	57,870
Brunswick Corp. (Leisure Time)	2,850	120,099
Cabela’s, Inc.* (Retail)	750	44,175
Cadence Design Systems, Inc.* (Computers)	5,850	100,678
CARBO Ceramics, Inc. (Oil & Gas Services)	600	35,538
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,050	84,399
Carpenter Technology Corp. (Iron/Steel)	1,050	47,408
Carter’s, Inc. (Apparel)	1,650	127,908
Cathay Bancorp, Inc. (Banks)	2,250	55,868
CBOE Holdings, Inc. (Diversified Financial Services)	2,550	136,489
CDK Global, Inc.* (Software)	3,000	91,770
Charles River Laboratories International, Inc.* (Biotechnology)	1,350	80,649
Chico’s FAS, Inc. (Retail)	2,100	31,017
Church & Dwight, Inc. (Household Products/Wares)	2,250	157,860
Ciena Corp.* (Telecommunications)	3,300	55,176
Cinemark Holdings, Inc. (Entertainment)	1,350	45,954
City National Corp. (Banks)	1,500	113,505
Civeo Corp. (Commercial Services)	1,350	15,674
Clarcor, Inc. (Miscellaneous Manufacturing)	750	47,310
Cognex Corp.* (Machinery-Diversified)	2,700	108,729
Commerce Bancshares, Inc. (Banks)	1,050	46,877
CommVault Systems, Inc.* (Software)	1,350	68,040
Compass Minerals International, Inc. (Mining)	450	37,926
Compuware Corp. (Software)	2,700	28,647
Concur Technologies, Inc.* (Software)	1,500	190,229
Conversant, Inc.* (Internet)	1,800	61,650
Con-way, Inc. (Transportation)	750	35,625
Copart, Inc.* (Retail)	3,450	108,037
CoreLogic, Inc.* (Commercial Services)	2,700	73,089
Covance, Inc.* (Healthcare - Services)	1,650	129,855
Crane Co. (Miscellaneous Manufacturing)	750	47,408
Cree, Inc.* (Semiconductors)	3,600	147,419
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,250	149,265
Cullen/Frost Bankers, Inc. (Banks)	750	57,383
Cypress Semiconductor Corp. (Semiconductors)	1,800	17,775
Cytec Industries, Inc. (Chemicals)	900	42,561
Deckers Outdoor Corp.* (Apparel)	1,050	102,039
Deluxe Corp. (Commercial Services)	1,500	82,740
Diebold, Inc. (Computers)	750	26,490
Domino’s Pizza, Inc. (Retail)	1,650	126,984
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,400	97,512
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	2,250	61,358
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,350	111,051
Dril-Quip, Inc.* (Oil & Gas Services)	1,200	107,280
DST Systems, Inc. (Computers)	450	37,764
Duke Realty Corp. (REIT)	3,900	67,002
Eagle Materials, Inc. (Building Materials)	1,500	152,745
East West Bancorp, Inc. (Banks)	4,350	147,900
Eaton Vance Corp. (Diversified Financial Services)	2,250	84,893
Endo International PLC* (Pharmaceuticals)	4,650	317,780
Energen Corp. (Oil & Gas)	1,350	97,524
Energizer Holdings, Inc. (Electrical Components & Equipment)	900	110,889
Equinix, Inc.* (Internet)	900	191,232
Equity One, Inc. (REIT)	900	19,467
Extra Space Storage, Inc. (REIT)	3,300	170,180
FactSet Research Systems, Inc. (Media)	750	91,148
Fair Isaac Corp. (Software)	900	49,590
Federal Realty Investment Trust (REIT)	1,050	124,383

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,350	$39,636
FEI Co. (Electronics)	1,200	90,504
FirstMerit Corp. (Banks)	2,550	44,880
Flowers Foods, Inc. (Food)	3,900	71,604
Fortinet, Inc.* (Telecommunications)	1,650	41,687
Fortune Brands Home & Security, Inc. (Building Materials)	4,800	197,328
FTI Consulting, Inc.* (Commercial Services)	750	26,220
Gartner Group, Inc.* (Commercial Services)	2,700	198,369
Genesee & Wyoming, Inc.* - Class A (Transportation)	1,500	142,965
Gentex Corp. (Electronics)	4,500	120,465
Global Payments, Inc. (Commercial Services)	2,100	146,748
Graco, Inc. (Machinery-Diversified)	1,800	131,364
Graham Holdings Co. - Class B (Media)	150	104,939
Gulfport Energy Corp.* (Oil & Gas)	2,550	136,170
Hanesbrands, Inc. (Apparel)	3,000	322,320
Harsco Corp. (Miscellaneous Manufacturing)	1,200	25,692
Henry Schein, Inc.* (Healthcare - Products)	1,500	174,704
Herman Miller, Inc. (Office Furnishings)	1,200	35,820
Highwoods Properties, Inc. (REIT)	1,200	46,680
Hill-Rom Holdings, Inc. (Healthcare - Products)	900	37,287
HMS Holdings Corp.* (Commercial Services)	1,800	33,930
HNI Corp. (Office Furnishings)	1,350	48,587
Hologic, Inc.* (Healthcare - Products)	4,350	105,836
Hubbell, Inc. - Class B (Electrical Components & Equipment)	900	108,477
Huntington Ingalls Industries, Inc. (Shipbuilding)	750	78,158
IDEX Corp. (Machinery-Diversified)	2,400	173,688
IDEXX Laboratories, Inc.* (Healthcare - Products)	900	106,047
Informatica Corp.* (Software)	3,300	112,992
Integrated Device Technology, Inc.* (Semiconductors)	2,850	45,458
InterDigital, Inc. (Telecommunications)	450	17,919
International Game Technology (Entertainment)	4,800	80,976
ITT Corp. (Miscellaneous Manufacturing)	1,050	47,187
J.B. Hunt Transport Services, Inc. (Transportation)	2,850	211,043
Jack Henry & Associates, Inc. (Computers)	2,550	141,932
Jarden Corp.* (Household Products/Wares)	3,600	216,396
JDS Uniphase Corp.* (Telecommunications)	4,500	57,599
Kate Spade & Co.* (Retail)	3,900	102,297
Kennametal, Inc. (Hand/Machine Tools)	900	37,179
Kilroy Realty Corp. (REIT)	1,200	71,328
Kirby Corp.* (Transportation)	1,800	212,129
Knowles Corp.* (Telecommunications)	1,050	27,825
Lamar Advertising Co. - Class A (Advertising)	1,500	73,875
Lancaster Colony Corp. (Food)	300	25,584
Landstar System, Inc. (Transportation)	600	43,314
LaSalle Hotel Properties (REIT)	1,500	51,360
Lennox International, Inc. (Building Materials)	900	69,183
Liberty Property Trust (REIT)	2,250	74,835
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,400	165,924
Live Nation, Inc.* (Commercial Services)	2,400	57,648
LKQ Corp.* (Distribution/Wholesale)	9,150	243,299
Louisiana-Pacific Corp.* (Building Materials)	2,100	28,539
Mednax, Inc.* (Healthcare - Services)	1,950	106,899
Mentor Graphics Corp. (Computers)	3,000	61,485
Meredith Corp. (Media)	750	32,100
Mettler Toledo International, Inc.* (Electronics)	900	230,517
Mid-America Apartment Communities, Inc. (REIT)	1,050	68,933
Minerals Technologies, Inc. (Chemicals)	600	37,026
MSA Safety, Inc. (Machinery - Construction & Mining)	450	22,230
MSC Industrial Direct Co. - Class A (Retail)	750	64,095
MSCI, Inc.* - Class A (Software)	3,600	169,272
National Fuel Gas Co. (Gas)	1,200	83,988
National Instruments Corp. (Electronics)	1,950	60,314
NCR Corp.* (Computers)	2,850	95,218
NeuStar, Inc.* - Class A (Telecommunications)	1,650	40,970
NewMarket Corp. (Chemicals)	150	57,153
Nordson Corp. (Machinery-Diversified)	1,800	136,926
NOW, Inc.* (Oil & Gas Services)	1,500	45,615
NVR, Inc.* (Home Builders)	150	169,503
Oceaneering International, Inc. (Oil & Gas Services)	3,300	215,061
Office Depot, Inc.* (Retail)	6,300	32,382
Oil States International, Inc.* (Oil & Gas Services)	1,650	102,135
Old Dominion Freight Line, Inc.* (Transportation)	2,100	148,344
Old Republic International Corp. (Insurance)	7,350	104,958
OMEGA Healthcare Investors, Inc. (REIT)	3,900	133,341
Omnicare, Inc. (Pharmaceuticals)	1,200	74,712
Packaging Corp. of America (Packaging & Containers)	3,000	191,460
PacWest Bancorp (Banks)	3,000	123,690
Panera Bread Co.* - Class A (Retail)	750	122,040
Patterson-UTI Energy, Inc. (Oil & Gas)	4,350	141,506
Plantronics, Inc. (Telecommunications)	750	35,835
Polaris Industries, Inc. (Leisure Time)	1,800	269,622
PolyOne Corp. (Chemicals)	1,650	58,707
Potlatch Corp. (REIT)	600	24,126
Prosperity Bancshares, Inc. (Banks)	1,050	60,029
PTC, Inc.* (Software)	3,600	132,840
Questar Corp. (Gas)	2,550	56,840
R.R. Donnelley & Sons Co. (Commercial Services)	3,750	61,725
Rackspace Hosting, Inc.* (Internet)	3,600	117,180
Rayonier Advanced Materials, Inc. (Chemicals)	600	19,746
Rayonier, Inc. (REIT)	1,650	51,381
Regency Centers Corp. (REIT)	1,200	64,596

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
RenaissanceRe Holdings (Insurance)	300	$29,997
ResMed, Inc. (Healthcare - Products)	2,700	133,029
Riverbed Technology, Inc.* (Computers)	2,700	50,072
Rock-Tenn Co. - Class A (Packaging & Containers)	1,800	85,644
Rollins, Inc. (Commercial Services)	1,200	35,136
Rosetta Resources, Inc.* (Oil & Gas)	1,800	80,208
RPM, Inc. (Chemicals)	2,250	103,005
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,950	304,668
SEI Investments Co. (Commercial Services)	3,900	141,024
Semtech Corp.* (Semiconductors)	1,050	28,508
Senior Housing Properties Trust (REIT)	2,850	59,622
Service Corp. International (Commercial Services)	3,750	79,275
Signature Bank* (Banks)	1,500	168,089
Signet Jewelers, Ltd. (Retail)	1,350	153,778
Sirona Dental Systems, Inc.* (Healthcare - Products)	900	69,012
Skyworks Solutions, Inc. (Semiconductors)	3,600	208,979
SLM Corp. (Diversified Financial Services)	12,750	109,140
SM Energy Co. (Oil & Gas)	2,100	163,800
Smith Corp. (Miscellaneous Manufacturing)	2,250	106,380
SolarWinds, Inc.* (Software)	1,950	81,998
Solera Holdings, Inc. (Software)	1,350	76,086
Sotheby’s - Class A (Commercial Services)	1,800	64,296
STERIS Corp. (Healthcare - Products)	1,050	56,658
SunEdison, Inc.* (Semiconductors)	5,250	99,120
SUPERVALU, Inc.* (Food)	6,300	56,322
SVB Financial Group* (Banks)	1,500	168,134
Synopsys, Inc.* (Computers)	2,100	83,360
Synovus Financial Corp. (Banks)	4,200	99,288
Taubman Centers, Inc. (REIT)	1,050	76,650
Techne Corp. (Healthcare - Products)	600	56,130
Teleflex, Inc. (Healthcare - Products)	600	63,024
Tempur-Pedic International, Inc.* (Home Furnishings)	1,800	101,106
Terex Corp. (Machinery - Construction & Mining)	3,300	104,841
The Cheesecake Factory, Inc. (Retail)	900	40,950
The Cooper Cos., Inc. (Healthcare - Products)	900	140,175
The Corporate Executive Board Co. (Commercial Services)	1,050	63,074
The Hain Celestial Group, Inc.* (Food)	1,500	153,525
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	600	33,000
The Ultimate Software Group, Inc.* (Software)	900	127,359
The Valspar Corp. (Chemicals)	1,200	94,788
The Wendy’s Co. (Retail)	8,400	69,384
Thor Industries, Inc. (Home Builders)	750	38,625
Thoratec Corp.* (Healthcare - Products)	900	24,057
Tibco Software, Inc.* (Internet)	2,550	60,257
Time, Inc.* (Media)	1,050	24,602
Toll Brothers, Inc.* (Home Builders)	4,950	154,242
Tootsie Roll Industries, Inc. (Food)	300	8,397
Towers Watson & Co. - Class A (Commercial Services)	2,100	208,949
Trimble Navigation, Ltd.* (Electronics)	7,800	237,900
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,650	217,247
Tupperware Corp. (Household Products/Wares)	1,500	103,560
TW Telecom, Inc.* (Telecommunications)	2,250	93,623
UDR, Inc. (REIT)	3,150	85,838
Umpqua Holdings Corp. (Banks)	5,700	93,879
United Therapeutics Corp.* (Biotechnology)	1,500	192,975
Valmont Industries, Inc. (Metal Fabricate/Hardware)	450	60,719
VCA Antech, Inc.* (Pharmaceuticals)	1,350	53,096
Wabtec Corp. (Machinery-Diversified)	2,850	230,963
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,550	131,809
Washington Federal, Inc. (Savings & Loans)	3,000	61,080
Washington Prime Group, Inc. (REIT)	2,100	36,708
Waste Connections, Inc. (Environmental Control)	2,400	116,448
Watsco, Inc. (Distribution/Wholesale)	300	25,854
Webster Financial Corp. (Banks)	1,500	43,710
Weingarten Realty Investors (REIT)	1,500	47,250
WEX, Inc.* (Commercial Services)	1,200	132,384
Whitewave Foods Co.* (Food)	2,850	103,541
Williams-Sonoma, Inc. (Retail)	1,650	109,841
Woodward, Inc. (Electronics)	750	35,715
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,500	55,830
Zebra Technologies Corp.* - Class A (Machinery-Diversified)	900	63,873
TOTAL COMMON STOCKS (Cost $14,876,603)		23,612,639
TOTAL INVESTMENT SECURITIES (Cost $14,876,603) - 100.3%		23,612,639
Net other assets (liabilities) - (0.3)%		(63,598)
NET ASSETS - 100.0%		$23,549,041

*                                         Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Growth invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Advertising	$73,875	0.3%
Aerospace/Defense	321,848	1.4%
Airlines	176,337	0.7%
Apparel	552,267	2.3%
Banks	1,389,678	5.8%
Biotechnology	422,889	1.8%
Building Materials	447,795	1.9%
Chemicals	483,666	2.0%
Commercial Services	1,420,281	6.1%
Computers	743,065	3.1%
Distribution/Wholesale	269,153	1.1%
Diversified Financial Services	501,967	2.2%
Electrical Components & Equipment	464,701	2.0%
Electronics	775,415	3.4%
Entertainment	285,128	1.2%
Environmental Control	116,448	0.5%
Food	418,973	1.7%
Gas	140,828	0.6%
Hand/Machine Tools	203,103	0.9%
Healthcare - Products	1,082,239	4.6%
Healthcare - Services	236,754	1.0%
Home Builders	362,370	1.5%
Home Furnishings	101,106	0.4%
Household Products/Wares	510,816	2.2%
Insurance	315,297	1.3%
Internet	430,319	1.9%
Iron/Steel	47,408	0.2%
Leisure Time	389,721	1.7%
Machinery - Construction & Mining	127,071	0.5%
Machinery-Diversified	845,543	3.6%
Media	357,944	1.5%
Metal Fabricate/Hardware	116,549	0.5%
Mining	37,926	0.2%
Miscellaneous Manufacturing	736,870	3.2%
Office Furnishings	84,407	0.4%
Oil & Gas	619,208	2.6%
Oil & Gas Services	616,680	2.6%
Packaging & Containers	277,104	1.2%
Pharmaceuticals	750,256	3.1%
Real Estate	48,560	0.2%
REIT	1,273,680	5.5%
Retail	1,279,925	5.5%
Savings & Loans	61,080	0.3%
Semiconductors	621,070	2.6%
Shipbuilding	78,158	0.3%
Software	1,677,619	7.2%
Telecommunications	462,591	1.9%
Transportation	793,420	3.3%
Water	63,531	0.3%
Other**	(63,598)	(0.3)%
Total	$23,549,041	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (101.2%)
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,012	$8,642
AAR Corp. (Aerospace/Defense)	2,208	53,323
Abaxis, Inc. (Healthcare - Products)	644	32,657
ABM Industries, Inc. (Commercial Services)	3,036	77,996
Acadia Realty Trust (REIT)	2,300	63,434
Aceto Corp. (Chemicals)	368	7,110
Actuant Corp. - Class A (Miscellaneous Manufacturing)	2,576	78,619
Aegion Corp.* (Engineering & Construction)	2,208	49,128
Aeropostale, Inc.* (Retail)	4,692	15,437
Aerovironment, Inc.* (Aerospace/Defense)	736	22,132
Affymetrix, Inc.* (Healthcare - Products)	2,300	18,354
Agilysys, Inc.* (Computers)	368	4,317
Agree Realty Corp. (REIT)	828	22,671
AK Steel Holding Corp.* (Iron/Steel)	6,624	53,058
Albany International Corp. - Class A (Machinery-Diversified)	1,012	34,448
Albany Molecular Research, Inc.* (Commercial Services)	368	8,122
ALLETE, Inc. (Electric)	2,300	102,097
Alliance One International, Inc.* (Agriculture)	4,876	9,606
Almost Family, Inc.* (Healthcare - Services)	460	12,498
Amedisys, Inc.* (Healthcare - Services)	1,932	38,968
American Assets Trust, Inc. (REIT)	1,012	33,366
American Science & Engineering, Inc. (Electronics)	276	15,285
American States Water Co. (Water)	1,380	41,980
American Woodmark Corp.* (Home Furnishings)	368	13,564
Amerisafe, Inc. (Insurance)	368	14,392
AMN Healthcare Services, Inc.* (Commercial Services)	2,760	43,332
AmSurg Corp.* (Healthcare - Services)	736	36,837
Analogic Corp. (Healthcare - Products)	368	23,537
Anixter International, Inc. (Telecommunications)	1,656	140,496
Annie’s, Inc.* (Food)	552	25,337
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,484	113,395
Approach Resources, Inc.* (Oil & Gas)	2,116	30,682
ArcBest Corp. (Transportation)	736	27,453
Arch Coal, Inc. (Coal)	12,604	26,720
Associated Estates Realty Corp. (REIT)	2,300	40,273
Astec Industries, Inc. (Machinery - Construction & Mining)	1,104	40,263
Atlantic Tele-Network, Inc. (Telecommunications)	552	29,753
Atlas Air Worldwide Holdings, Inc.* (Transportation)	1,472	48,605
Avista Corp. (Electric)	3,496	106,733
AVIV REIT, Inc. (REIT)	1,012	26,666
B&G Foods, Inc. - Class A (Food)	1,564	43,088
Badger Meter, Inc. (Electronics)	460	23,207
Bank Mutual Corp. (Savings & Loans)	1,012	6,487
Banner Corp. (Banks)	1,196	46,010
Barnes & Noble, Inc.* (Retail)	2,576	50,850
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,196	36,299
Basic Energy Services, Inc.* (Oil & Gas Services)	1,012	21,950
Bel Fuse, Inc. - Class B (Electronics)	644	15,933
Benchmark Electronics, Inc.* (Electronics)	3,220	71,516
Big 5 Sporting Goods Corp. (Retail)	1,104	10,344
Biglari Holdings, Inc.* (Retail)	92	31,258
Bill Barrett Corp.* (Oil & Gas)	1,656	36,498
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	828	23,234
BJ’s Restaurants, Inc.* (Retail)	1,380	49,666
Black Box Corp. (Telecommunications)	920	21,454
Blue Nile, Inc.* (Internet)	276	7,880
Bob Evans Farms, Inc. (Retail)	736	34,842
Boise Cascade Co.* (Building Materials)	2,300	69,322
Bottomline Technologies, Inc.* (Software)	1,104	30,460
Boyd Gaming Corp.* (Lodging)	2,300	23,368
Brady Corp. - Class A (Electronics)	1,840	41,290
Briggs & Stratton Corp. (Machinery-Diversified)	2,760	49,735
Bristow Group, Inc. (Transportation)	1,196	80,371
Brookline Bancorp, Inc. (Savings & Loans)	4,140	35,397
Brooks Automation, Inc. (Semiconductors)	3,956	41,578
Brown Shoe Co., Inc. (Retail)	2,576	69,887
Cabot Microelectronics Corp.* (Semiconductors)	828	34,321
CACI International, Inc.* - Class A (Computers)	1,380	98,353
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	1,012	11,405
Calavo Growers, Inc. (Food)	460	20,764
Calgon Carbon Corp.* (Environmental Control)	1,472	28,527
Callaway Golf Co. (Leisure Time)	4,600	33,304
Cal-Maine Foods, Inc. (Food)	920	82,184
Capstead Mortgage Corp. (REIT)	5,704	69,817
Cardinal Financial Corp. (Banks)	1,104	18,845
Career Education Corp.* (Commercial Services)	3,588	18,227
Casey’s General Stores, Inc. (Retail)	1,012	72,560
Cash America International, Inc. (Retail)	1,748	76,563
CDI Corp. (Commercial Services)	828	12,023
Cedar Realty Trust, Inc. (REIT)	4,048	23,883
Celadon Group, Inc. (Transportation)	1,012	19,683
Central Garden & Pet Co.* - Class A (Household Products/Wares)	2,576	20,711
Century Aluminum Co.* (Mining)	3,036	78,845
CEVA, Inc.* (Semiconductors)	828	11,128
Checkpoint Systems, Inc.* (Electronics)	2,484	30,379
Chemed Corp. (Commercial Services)	1,012	104,135
Chesapeake Lodging Trust (REIT)	2,300	67,045

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Christopher & Banks Corp.* (Retail)	2,208	$21,837
CIBER, Inc.* (Computers)	4,140	14,200
Cincinnati Bell, Inc.* (Telecommunications)	12,420	41,856
Cirrus Logic, Inc.* (Semiconductors)	2,208	46,037
City Holding Co. (Banks)	460	19,380
Clearwater Paper Corp.* (Forest Products & Paper)	1,196	71,891
Cloud Peak Energy, Inc.* (Coal)	3,588	45,281
Coherent, Inc.* (Electronics)	644	39,522
Cohu, Inc. (Semiconductors)	1,472	17,620
Columbia Banking System, Inc. (Banks)	1,012	25,108
Comfort Systems USA, Inc. (Building Materials)	1,012	13,713
Community Bank System, Inc. (Banks)	1,288	43,264
Computer Programs & Systems, Inc. (Software)	276	15,867
Comstock Resources, Inc. (Oil & Gas)	2,668	49,678
Comtech Telecommunications Corp. (Telecommunications)	920	34,178
CONMED Corp. (Healthcare - Products)	1,656	61,007
Consolidated Communications Holdings, Inc. (Telecommunications)	1,288	32,264
Contango Oil & Gas Co.* (Oil & Gas)	920	30,581
Cousins Properties, Inc. (REIT)	12,236	146,221
Cracker Barrel Old Country Store, Inc. (Retail)	644	66,454
Crocs, Inc.* (Apparel)	5,060	63,655
Cross Country Healthcare, Inc.* (Commercial Services)	1,748	16,239
CSG Systems International, Inc. (Software)	828	21,760
CTS Corp. (Electronics)	828	13,157
Cubic Corp. (Aerospace/Defense)	1,288	60,278
Curtiss-Wright Corp. (Aerospace/Defense)	2,852	188,005
CVB Financial Corp. (Banks)	2,944	42,246
Cynosure, Inc.* - Class A (Healthcare - Products)	460	9,660
Darling International, Inc.* (Environmental Control)	3,404	62,361
Deltic Timber Corp. (Forest Products & Paper)	368	22,934
DepoMed, Inc.* (Pharmaceuticals)	1,104	16,770
Diamond Foods, Inc.* (Food)	828	23,689
DiamondRock Hospitality Co. (REIT)	5,796	73,493
Dice Holdings, Inc.* (Internet)	828	6,939
Digi International, Inc.* (Software)	1,472	11,040
Digital River, Inc.* (Software)	1,104	16,030
Dime Community Bancshares, Inc. (Savings & Loans)	1,840	26,496
DineEquity, Inc. (Retail)	644	52,544
Diodes, Inc.* (Semiconductors)	2,208	52,815
DSP Group, Inc.* (Semiconductors)	736	6,528
DTS, Inc.* (Home Furnishings)	460	11,615
EastGroup Properties, Inc. (REIT)	1,012	61,317
Ebix, Inc. (Software)	1,840	26,091
Education Realty Trust, Inc. (REIT)	5,980	61,474
El Paso Electric Co. (Electric)	2,392	87,428
Electro Scientific Industries, Inc. (Electronics)	1,104	7,496
EMCOR Group, Inc. (Engineering & Construction)	3,956	158,082
Emergent Biosolutions, Inc.* (Biotechnology)	1,104	23,527
Encore Wire Corp. (Electrical Components & Equipment)	368	13,649
Engility Holdings, Inc.* (Computers)	1,012	31,544
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	920	55,687
Entropic Communications, Inc.* (Semiconductors)	3,404	9,055
EPIQ Systems, Inc. (Software)	552	9,693
EPR Properties (REIT)	3,220	163,190
ESCO Technologies, Inc. (Electronics)	1,564	54,396
Ethan Allen Interiors, Inc. (Home Furnishings)	1,564	35,659
Exar Corp.* (Semiconductors)	1,380	12,351
ExlService Holdings, Inc.* (Commercial Services)	1,012	24,703
Exponent, Inc. (Engineering & Construction)	276	19,563
Exterran Holdings, Inc. (Oil & Gas Services)	3,956	175,291
EZCORP, Inc.* - Class A (Retail)	2,852	28,263
F.N.B. Corp. (Banks)	10,304	123,544
Fabrinet* (Miscellaneous Manufacturing)	1,288	18,805
First Bancorp* (Banks)	4,140	19,665
First Commonwealth Financial Corp. (Banks)	2,484	20,841
First Financial Bancorp (Banks)	3,404	53,885
Forest Oil Corp.* (Oil & Gas)	4,232	4,951
Forrester Research, Inc. (Commercial Services)	276	10,173
Forward Air Corp. (Transportation)	920	41,244
Franklin Electric Co., Inc. (Hand/Machine Tools)	828	28,765
Franklin Street Properties Corp. (REIT)	5,336	59,870
Fred’s, Inc. - Class A (Retail)	2,024	28,336
FTD Cos., Inc.* (Internet)	1,104	37,657
FutureFuel Corp. (Energy-Alternate Sources)	552	6,563
FXCM, Inc. (Diversified Financial Services)	2,484	39,371
G & K Services, Inc. - Class A (Textiles)	552	30,570
General Cable Corp. (Electrical Components & Equipment)	2,852	43,009
General Communication, Inc.* - Class A (Telecommunications)	828	9,033
Genesco, Inc.* (Retail)	1,472	110,033
Gentiva Health Services, Inc.* (Healthcare - Services)	1,196	20,069
Getty Realty Corp. (REIT)	1,564	26,588
Gibraltar Industries, Inc.* (Building Materials)	1,748	23,930
G-III Apparel Group, Ltd.* (Apparel)	552	45,739
Glatfelter (Forest Products & Paper)	2,576	56,543
Globe Specialty Metals, Inc. (Mining)	2,024	36,817
Government Properties Income Trust (REIT)	4,140	90,707
Greatbatch, Inc.* (Healthcare - Products)	644	27,441
Green Dot Corp.* - Class A (Commercial Services)	1,012	21,394
Green Plains Renewable Energy (Energy-Alternate Sources)	2,024	75,677
Greenhill & Co., Inc. (Diversified Financial Services)	736	34,217
Griffon Corp. (Building Materials)	2,576	29,341

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Group 1 Automotive, Inc. (Retail)	1,288	$93,651
GT Advanced Technologies, Inc.* (Semiconductors)	3,588	38,858
Gulf Island Fabrication, Inc. (Oil & Gas Services)	828	14,242
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	920	28,842
Haemonetics Corp.* (Healthcare - Products)	1,748	61,039
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	1,196	24,542
Hanmi Financial Corp. (Banks)	1,932	38,949
Harte-Hanks, Inc. (Advertising)	2,576	16,409
Haverty Furniture Cos., Inc. (Retail)	644	14,033
Hawkins, Inc. (Chemicals)	552	19,850
Haynes International, Inc. (Metal Fabricate/Hardware)	736	33,849
Headwaters, Inc.* (Building Materials)	2,116	26,535
Healthcare Realty Trust, Inc. (REIT)	5,796	137,250
Healthcare Services Group, Inc. (Commercial Services)	1,840	52,642
Healthways, Inc.* (Healthcare - Services)	2,116	33,898
Heartland Express, Inc. (Transportation)	1,656	39,678
Heartland Payment Systems, Inc. (Commercial Services)	1,012	48,293
Heidrick & Struggles International, Inc. (Commercial Services)	1,012	20,786
Helen of Troy, Ltd.* (Household Products/Wares)	644	33,823
Hibbett Sports, Inc.* (Retail)	736	31,376
Horace Mann Educators Corp. (Insurance)	2,392	68,196
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,932	63,234
Hub Group, Inc.* - Class A (Transportation)	2,024	82,032
ICU Medical, Inc.* (Healthcare - Products)	828	53,141
II-VI, Inc.* (Electronics)	3,128	36,817
Impax Laboratories, Inc.* (Pharmaceuticals)	3,864	91,615
Independent Bank Corp. (Banks)	1,380	49,294
Infinity Property & Casualty Corp. (Insurance)	644	41,222
Inland Real Estate Corp. (REIT)	1,656	16,411
Innophos Holdings, Inc. (Chemicals)	1,288	70,956
Insight Enterprises, Inc.* (Computers)	2,392	54,131
Insperity, Inc. (Commercial Services)	1,380	37,729
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	920	45,669
Interactive Brokers Group, Inc. - Class A (Diversified Financial Services)	3,404	84,930
Interface, Inc. (Office Furnishings)	2,300	37,122
Interval Leisure Group, Inc. (Leisure Time)	1,104	21,031
Intrepid Potash, Inc.* (Chemicals)	3,312	51,170
Invacare Corp. (Healthcare - Products)	1,748	20,644
Investment Technology Group, Inc.* (Diversified Financial Services)	828	13,049
ION Geophysical Corp.* (Oil & Gas Services)	4,600	12,834
iRobot Corp.* (Home Furnishings)	736	22,411
Ixia* (Telecommunications)	1,656	15,136
J & J Snack Foods Corp. (Food)	460	43,038
Jack in the Box, Inc. (Retail)	1,104	75,282
John Bean Technologies Corp. (Miscellaneous Manufacturing)	736	20,704
Kaiser Aluminum Corp. (Mining)	1,104	84,147
Kaman Corp. - Class A (Aerospace/Defense)	1,564	61,465
Kelly Services, Inc. - Class A (Commercial Services)	1,748	27,391
Kindred Healthcare, Inc. (Healthcare - Services)	3,864	74,962
Kite Realty Group Trust (REIT)	4,968	120,424
Knight Transportation, Inc. (Transportation)	2,208	60,477
Kopin Corp.* (Semiconductors)	2,392	8,133
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,196	39,659
Korn/Ferry International* (Commercial Services)	2,944	73,306
Kraton Performance Polymers, Inc.* (Chemicals)	1,932	34,409
Kulicke & Soffa Industries, Inc.* (Semiconductors)	4,508	64,149
Laclede Group, Inc. (Gas)	2,576	119,526
Landauer, Inc. (Commercial Services)	276	9,111
Lexington Realty Trust (REIT)	8,280	81,061
LHC Group, Inc.* (Healthcare - Services)	736	17,075
Lindsay Manufacturing Co. (Machinery-Diversified)	368	27,508
Liquidity Services, Inc.* (Internet)	1,472	20,240
Littelfuse, Inc. (Electrical Components & Equipment)	644	54,856
LivePerson, Inc.* (Computers)	1,564	19,691
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,196	42,709
LTC Properties, Inc. (REIT)	1,288	47,514
Luminex Corp.* (Healthcare - Products)	1,104	21,528
Lydall, Inc.* (Miscellaneous Manufacturing)	460	12,425
M/I Schottenstein Homes, Inc.* (Home Builders)	1,472	29,175
Magellan Health Services, Inc.* (Healthcare - Services)	1,748	95,667
ManTech International Corp. - Class A (Software)	1,380	37,191
Marcus Corp. (Lodging)	1,104	17,443
Marriott Vacations Worldwide Corp.* (Entertainment)	1,748	110,841
Materion Corp. (Mining)	1,196	36,681
Matson, Inc. (Transportation)	2,576	64,477
Matthews International Corp. - Class A (Commercial Services)	1,012	44,416
Meadowbrook Insurance Group, Inc. (Insurance)	2,760	16,146
MedAssets, Inc.* (Software)	1,288	26,688
Medical Properties Trust, Inc. (REIT)	3,404	41,733
Medifast, Inc.* (Commercial Services)	736	24,163
Mercury Computer Systems, Inc.* (Computers)	1,840	20,258
Meridian Bioscience, Inc. (Healthcare - Products)	1,104	19,530
Merit Medical Systems, Inc.* (Healthcare - Products)	2,576	30,603
Meritage Homes Corp.* (Home Builders)	2,208	78,384
Micrel, Inc. (Semiconductors)	2,668	32,096
Microsemi Corp.* (Semiconductors)	2,300	58,443
MKS Instruments, Inc. (Semiconductors)	3,128	104,412

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Molina Healthcare, Inc.* (Healthcare - Services)	1,840	$77,832
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,472	16,692
Monolithic Power Systems, Inc. (Semiconductors)	1,012	44,579
Monro Muffler Brake, Inc. (Commercial Services)	736	35,718
Monster Worldwide, Inc.* (Commercial Services)	5,244	28,842
Moog, Inc.* - Class A (Aerospace/Defense)	1,012	69,221
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,404	97,150
Myers Industries, Inc. (Miscellaneous Manufacturing)	828	14,606
Nanometrics, Inc.* (Semiconductors)	920	13,892
National Penn Bancshares, Inc. (Banks)	4,140	40,199
National Presto Industries, Inc. (Aerospace/Defense)	276	16,756
Navigant Consulting Co.* (Commercial Services)	1,196	16,636
NBT Bancorp, Inc. (Banks)	2,576	58,012
Neenah Paper, Inc. (Forest Products & Paper)	1,012	54,122
NETGEAR, Inc.* (Telecommunications)	2,116	66,125
NetScout Systems, Inc.* (Computers)	1,196	54,777
New Jersey Resources Corp. (Gas)	2,484	125,467
Newport Corp.* (Electronics)	1,380	24,454
Northwest Bancshares, Inc. (Savings & Loans)	5,612	67,905
Northwest Natural Gas Co. (Gas)	1,656	69,966
NorthWestern Corp. (Electric)	2,300	104,328
NTELOS Holdings Corp. (Telecommunications)	644	6,852
Nutrisystem, Inc. (Food)	828	12,726
Old National Bancorp (Banks)	2,760	35,797
Olympic Steel, Inc. (Metal Fabricate/Hardware)	552	11,355
OM Group, Inc. (Chemicals)	1,932	50,135
Oplink Communications, Inc. (Telecommunications)	1,012	17,022
Orbital Sciences Corp.* (Aerospace/Defense)	2,024	56,267
Orion Marine Group, Inc.* (Engineering & Construction)	1,656	16,527
OSI Systems, Inc.* (Electronics)	644	40,881
Outerwall, Inc.* (Diversified Financial Services)	368	20,645
Oxford Industries, Inc. (Apparel)	276	16,833
Paragon Offshore PLC* (Energy Equipment & Services)	3,588	22,066
PAREXEL International Corp.* (Commercial Services)	1,380	87,064
Park Electrochemical Corp. (Electronics)	1,288	30,332
Parkway Properties, Inc. (REIT)	2,668	50,105
PDC Energy, Inc.* (Oil & Gas)	1,104	55,521
Penn Virginia Corp.* (Oil & Gas)	2,116	26,894
Pennsylvania REIT (REIT)	4,048	80,717
Pericom Semiconductor Corp.* (Semiconductors)	1,196	11,649
Perry Ellis International, Inc.* (Apparel)	736	14,978
PetMed Express, Inc. (Retail)	736	10,010
PetroQuest Energy, Inc.* (Oil & Gas)	2,392	13,443
PharMerica Corp.* (Pharmaceuticals)	1,748	42,704
Piedmont Natural Gas Co., Inc. (Gas)	4,692	157,322
Pioneer Energy Services Corp.* (Oil & Gas Services)	3,772	52,883
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	920	48,061
Plexus Corp.* (Electronics)	2,024	74,746
Pool Corp. (Distribution/Wholesale)	1,196	64,488
Post Properties, Inc. (REIT)	2,024	103,913
Powell Industries, Inc. (Electrical Components & Equipment)	276	11,277
Power Integrations, Inc. (Semiconductors)	736	39,678
ProAssurance Corp. (Insurance)	3,496	154,069
Procera Networks, Inc.* (Telecommunications)	736	7,051
Progress Software Corp.* (Software)	1,656	39,595
Providence Service Corp.* (Health Care Services)	368	17,804
Provident Financial Services, Inc. (Savings & Loans)	3,220	52,711
PS Business Parks, Inc. (REIT)	552	42,029
QLogic Corp.* (Semiconductors)	5,244	48,035
Quaker Chemical Corp. (Chemicals)	368	26,382
Quality Systems, Inc. (Software)	1,196	16,469
Quanex Building Products Corp. (Building Materials)	2,208	39,943
Quiksilver, Inc.* (Apparel)	7,360	12,659
QuinStreet, Inc.* (Internet)	1,380	5,727
Regis Corp. (Retail)	2,668	42,581
Resources Connection, Inc. (Commercial Services)	2,300	32,062
RLI Corp. (Insurance)	1,104	47,792
Roadrunner Transportation Systems, Inc.* (Transportation)	552	12,580
Rofin-Sinar Technologies, Inc.* (Electronics)	1,656	38,187
Rogers Corp.* (Electronics)	552	30,228
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	736	18,150
Rubicon Technology, Inc.* (Semiconductors)	1,380	5,865
Ruby Tuesday, Inc.* (Retail)	3,680	21,675
Rudolph Technologies, Inc.* (Semiconductors)	1,932	17,485
S&T Bancorp, Inc. (Banks)	1,748	41,008
Safety Insurance Group, Inc. (Insurance)	736	39,678
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	828	25,751
Sanderson Farms, Inc. (Food)	1,196	105,188
Sanmina Corp.* (Electronics)	4,876	101,714
Saul Centers, Inc. (REIT)	368	17,200
ScanSource, Inc.* (Distribution/Wholesale)	1,656	57,281
Scholastic Corp. (Media)	1,564	50,548
Schulman (A.), Inc. (Chemicals)	1,748	63,208
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,104	45,606
SEACOR Holdings, Inc.* (Oil & Gas Services)	1,104	82,580
Select Comfort Corp.* (Home Furnishings)	2,116	44,267
Selective Insurance Group, Inc. (Insurance)	3,312	73,328
Seneca Foods Corp.* - Class A (Food)	460	13,156

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Simmons First National Corp. - Class A (Banks)	1,012	$38,982
Simpson Manufacturing Co., Inc. (Building Materials)	1,564	45,591
Sizmek, Inc.* (Advertising)	1,288	9,969
Skechers U.S.A., Inc.* - Class A (Apparel)	2,392	127,518
SkyWest, Inc. (Airlines)	3,036	23,620
Snyders-Lance, Inc. (Food)	3,128	82,892
Sonic Automotive, Inc. - Class A (Retail)	2,024	49,608
South Jersey Industries, Inc. (Gas)	1,932	103,092
Southwest Gas Corp. (Gas)	2,760	134,081
Sovran Self Storage, Inc. (REIT)	1,104	82,093
SpartanNash Co. (Food)	2,208	42,945
Spok Holdings, Inc. (Telecommunications)	1,288	16,757
Stage Stores, Inc. (Retail)	1,932	33,057
Standard Motor Products, Inc. (Auto Parts & Equipment)	644	22,173
Standard Pacific Corp.* (Home Builders)	8,924	66,841
Standex International Corp. (Miscellaneous Manufacturing)	736	54,567
Stein Mart, Inc. (Retail)	1,656	19,127
Stepan Co. (Chemicals)	1,104	48,996
Sterling Bancorp (Savings & Loans)	4,968	63,541
Stewart Information Services Corp. (Insurance)	1,196	35,103
Stifel Financial Corp.* (Diversified Financial Services)	1,840	86,278
Stillwater Mining Co.* (Mining)	4,508	67,755
Strayer Education, Inc.* (Commercial Services)	644	38,563
SunCoke Energy, Inc.* (Coal)	2,208	49,569
Super Micro Computer, Inc.* (Computers)	2,024	59,546
Superior Industries International, Inc. (Auto Parts & Equipment)	1,380	24,191
Susquehanna Bancshares, Inc. (Banks)	11,132	111,320
Swift Energy Co.* (Oil & Gas)	2,576	24,730
SWS Group, Inc.* (Diversified Financial Services)	1,380	9,508
Sykes Enterprises, Inc.* (Computers)	1,104	22,058
Symmetry Medical, Inc.* (Healthcare - Products)	2,208	22,279
SYNNEX Corp.* (Software)	1,656	107,027
Take-Two Interactive Software, Inc.* (Software)	3,128	72,163
Tanger Factory Outlet Centers, Inc. (REIT)	2,852	93,318
Tangoe, Inc.* (Software)	1,288	17,452
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,012	95,138
TeleTech Holdings, Inc.* (Commercial Services)	552	13,568
Tennant Co. (Machinery-Diversified)	368	24,689
Tessera Technologies, Inc. (Semiconductors)	1,656	44,016
TETRA Tech, Inc. (Environmental Control)	3,772	94,225
TETRA Technologies, Inc.* (Oil & Gas Services)	4,692	50,767
The Andersons, Inc. (Agriculture)	736	46,279
The Brink’s Co. (Commercial Services)	2,852	68,562
The Buckle, Inc. (Retail)	1,012	45,935
The Cato Corp. - Class A (Retail)	1,564	53,895
The Children’s Place Retail Stores, Inc. (Retail)	1,288	61,386
The Ensign Group, Inc. (Healthcare - Services)	368	12,806
The Finish Line, Inc. - Class A (Retail)	2,852	71,386
The Geo Group, Inc. (REIT)	4,324	165,262
The Men’s Wearhouse, Inc. (Retail)	1,380	65,164
The Navigators Group, Inc.* (Insurance)	644	39,606
The Pep Boys - Manny, Moe & Jack* (Retail)	3,128	27,870
The Ryland Group, Inc. (Home Builders)	1,104	36,697
Titan International, Inc. (Auto Parts & Equipment)	3,220	38,060
Tompkins Financial Corp. (Banks)	736	32,443
Toro Co. (Housewares)	1,380	81,737
Tredegar Corp. (Miscellaneous Manufacturing)	1,564	28,793
TreeHouse Foods, Inc.* (Food)	2,484	199,963
TriQuint Semiconductor, Inc.* (Semiconductors)	10,396	198,251
TrueBlue, Inc.* (Commercial Services)	828	20,915
TrustCo Bank Corp. (Banks)	3,588	23,107
TTM Technologies, Inc.* (Electronics)	3,128	21,302
Tuesday Morning Corp.* (Retail)	1,472	28,564
UIL Holdings Corp. (Electric)	3,404	120,501
Ultratech Stepper, Inc.* (Semiconductors)	1,104	25,116
UMB Financial Corp. (Banks)	1,104	60,223
UniFirst Corp. (Textiles)	552	53,318
United Bankshares, Inc. (Banks)	3,772	116,668
United Fire Group, Inc. (Insurance)	1,288	35,768
United Stationers, Inc. (Distribution/Wholesale)	2,300	86,411
Universal Forest Products, Inc. (Building Materials)	1,196	51,080
Universal Health Realty Income Trust (REIT)	368	15,338
Universal Insurance Holdings, Inc. (Insurance)	460	5,948
Universal Technical Institute, Inc. (Commercial Services)	1,288	12,043
Urstadt Biddle Properties - Class A (REIT)	1,012	20,544
UTI Worldwide, Inc.* (Transportation)	5,428	57,700
VASCO Data Security International, Inc.* (Internet)	1,748	32,827
Veeco Instruments, Inc.* (Semiconductors)	2,392	83,600
Veritiv Corp.* (Forest Products & Paper)	276	13,817
Viad Corp. (Commercial Services)	1,196	24,697
ViaSat, Inc.* (Telecommunications)	920	50,710
Vicor Corp.* (Electrical Components & Equipment)	460	4,324
ViewPoint Financial Group, Inc. (Banks)	1,288	30,835
Vitamin Shoppe, Inc.* (Retail)	1,840	81,678
VOXX International Corp.* (Home Furnishings)	1,196	11,123
WageWorks, Inc.* (Diversified Financial Services)	736	33,510
Watts Water Technologies, Inc. - Class A (Electronics)	1,012	58,948
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,944	23,346
Westamerica Bancorp (Banks)	828	38,519
Wintrust Financial Corp. (Banks)	2,760	123,289
World Acceptance Corp.* (Diversified Financial Services)	184	12,420

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zep, Inc. (Chemicals)	1,380	$19,348
Zumiez, Inc.* (Retail)	552	15,511
TOTAL COMMON STOCKS (Cost $14,491,272)		20,095,436
TOTAL INVESTMENT SECURITIES (Cost $14,491,272) - 101.2%		20,095,436
Net other assets (liabilities) - (1.2)%		(247,971)

NET ASSETS - 100.0%		$19,847,465

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Value invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Advertising	$26,378	0.2%
Aerospace/Defense	622,585	3.1%
Agriculture	55,885	0.3%
Airlines	23,620	0.1%
Apparel	281,382	1.3%
Auto Parts & Equipment	84,424	0.4%
Banks	1,251,433	6.3%
Biotechnology	40,219	0.2%
Building Materials	299,455	1.5%
Chemicals	391,564	1.9%
Coal	121,570	0.6%
Commercial Services	1,052,851	5.3%
Computers	378,875	1.9%
Distribution/Wholesale	208,180	1.0%
Diversified Financial Services	393,394	2.0%
Electric	521,087	2.6%
Electrical Components & Equipment	127,115	0.7%
Electronics	769,790	3.9%
Energy Equipment & Services	22,066	0.1%
Energy-Alternate Sources	82,240	0.4%
Engineering & Construction	243,300	1.2%
Entertainment	110,841	0.6%
Environmental Control	185,113	0.9%
Food	694,970	3.5%
Forest Products & Paper	288,259	1.5%
Gas	709,454	3.6%
Hand/Machine Tools	28,765	0.1%
Health Care Services	17,804	0.1%
Healthcare - Products	471,631	2.3%
Healthcare - Services	443,846	2.3%
Home Builders	211,097	1.1%
Home Furnishings	138,639	0.8%
Household Products/Wares	54,534	0.3%
Housewares	81,737	0.4%
Insurance	571,248	2.9%
Internet	111,270	0.5%
Iron/Steel	53,058	0.3%
Leisure Time	54,335	0.3%
Lodging	40,811	0.2%
Machinery - Construction & Mining	40,263	0.2%
Machinery-Diversified	249,775	1.3%
Media	50,548	0.3%
Metal Fabricate/Hardware	169,146	0.9%
Mining	304,245	1.6%
Miscellaneous Manufacturing	402,873	2.0%
Office Furnishings	37,122	0.2%
Oil & Gas	272,978	1.4%
Oil & Gas Services	502,623	2.5%
Pharmaceuticals	176,840	0.9%
REIT	2,144,927	10.8%
Retail	1,560,663	7.8%
Savings & Loans	252,537	1.2%
Semiconductors	1,069,690	5.3%
Software	447,526	2.2%
Telecommunications	488,687	2.5%
Textiles	83,888	0.5%
Transportation	534,300	2.7%
Water	41,980	0.2%
Other**	(247,971)	(1.2)%
Total	$19,847,465	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.3%)
8x8, Inc.* (Telecommunications)	7,743	$51,723
AAON, Inc. (Building Materials)	3,738	63,583
Abaxis, Inc. (Healthcare - Products)	801	40,619
ABIOMED, Inc.* (Healthcare - Products)	3,204	79,555
Acadia Realty Trust (REIT)	1,869	51,547
Aceto Corp. (Chemicals)	1,869	36,109
Acorda Therapeutics, Inc.* (Biotechnology)	3,738	126,644
Actuant Corp. - Class A (Miscellaneous Manufacturing)	2,136	65,191
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,204	60,203
Aerovironment, Inc.* (Aerospace/Defense)	801	24,086
Affymetrix, Inc.* (Healthcare - Products)	2,937	23,437
Agilysys, Inc.* (Computers)	801	9,396
Air Methods Corp.* (Healthcare - Services)	3,204	177,982
AK Steel Holding Corp.* (Iron/Steel)	5,340	42,773
Akorn, Inc.* (Pharmaceuticals)	6,141	222,734
Albany International Corp. - Class A (Machinery-Diversified)	1,068	36,355
Albany Molecular Research, Inc.* (Commercial Services)	1,602	35,356
Allegiant Travel Co. (Airlines)	1,335	165,086
American Assets Trust, Inc. (REIT)	1,602	52,818
American Public Education, Inc.* (Commercial Services)	1,602	43,238
American Science & Engineering, Inc. (Electronics)	267	14,786
American States Water Co. (Water)	1,335	40,611
American Vanguard Corp. (Chemicals)	2,136	23,923
American Woodmark Corp.* (Home Furnishings)	534	19,683
Amerisafe, Inc. (Insurance)	1,068	41,769
AmSurg Corp.* (Healthcare - Services)	2,403	120,270
Analogic Corp. (Healthcare - Products)	534	34,155
Anika Therapeutics, Inc.* (Pharmaceuticals)	1,335	48,941
Annie’s, Inc.* (Food)	534	24,511
Apogee Enterprises, Inc. (Building Materials)	2,670	106,267
ArcBest Corp. (Transportation)	1,068	39,836
Arctic Cat, Inc. (Leisure Time)	1,068	37,188
Associated Estates Realty Corp. (REIT)	1,602	28,051
AVIV REIT, Inc. (REIT)	801	21,106
AZZ, Inc. (Miscellaneous Manufacturing)	2,136	89,220
B of I Holdings, Inc.* (Savings & Loans)	1,068	77,655
B&G Foods, Inc. - Class A (Food)	2,403	66,203
Badger Meter, Inc. (Electronics)	534	26,940
Balchem Corp. (Chemicals)	2,670	151,042
Bank Mutual Corp. (Savings & Loans)	2,403	15,403
Bank of the Ozarks, Inc. (Banks)	5,607	176,733
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,403	72,931
Basic Energy Services, Inc.* (Oil & Gas Services)	1,602	34,747
BBCN Bancorp, Inc. (Banks)	6,942	101,283
Bill Barrett Corp.* (Oil & Gas)	2,136	47,077
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	801	22,476
Blackbaud, Inc. (Software)	4,005	157,356
Blucora, Inc.* (Internet)	3,471	52,898
Blue Nile, Inc.* (Internet)	534	15,246
Bob Evans Farms, Inc. (Retail)	801	37,919
Boston Beer Co., Inc.* - Class A (Beverages)	801	177,630
Boston Private Financial Holdings, Inc. (Banks)	6,942	86,011
Bottomline Technologies, Inc.* (Software)	1,602	44,199
Boyd Gaming Corp.* (Lodging)	3,471	35,265
Brady Corp. - Class A (Electronics)	1,335	29,957
Bristow Group, Inc. (Transportation)	1,335	89,712
Buffalo Wild Wings, Inc.* (Retail)	1,602	215,100
C&J Energy Services, Inc.* (Oil & Gas Services)	4,005	122,353
Cabot Microelectronics Corp.* (Semiconductors)	801	33,201
Calamp Corp.* (Telecommunications)	3,204	56,453
Calavo Growers, Inc. (Food)	534	24,105
Calgon Carbon Corp.* (Environmental Control)	2,403	46,570
Cambrex Corp.* (Biotechnology)	2,670	49,876
Cantel Medical Corp. (Healthcare - Products)	2,937	100,974
Capella Education Co. (Commercial Services)	1,068	66,857
Cardinal Financial Corp. (Banks)	1,068	18,231
Cardtronics, Inc.* (Commercial Services)	4,005	140,976
CareTrust REIT, Inc.* (REIT)	1,869	26,727
Carrizo Oil & Gas, Inc.* (Oil & Gas)	3,738	201,180
Casey’s General Stores, Inc. (Retail)	1,869	134,007
Celadon Group, Inc. (Transportation)	534	10,386
CEVA, Inc.* (Semiconductors)	534	7,177
Chesapeake Lodging Trust (REIT)	1,335	38,915
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,602	107,863
Cirrus Logic, Inc.* (Semiconductors)	2,136	44,536
City Holding Co. (Banks)	534	22,497
Coherent, Inc.* (Electronics)	1,335	81,929
Columbia Banking System, Inc. (Banks)	3,204	79,491
Comfort Systems USA, Inc. (Building Materials)	1,869	25,325
Community Bank System, Inc. (Banks)	1,602	53,811
Computer Programs & Systems, Inc. (Software)	534	30,700
comScore, Inc.* (Internet)	2,937	106,936
Consolidated Communications Holdings, Inc. (Telecommunications)	1,335	33,442
CoreSite Realty Corp. (REIT)	1,869	61,434
CorVel Corp.* (Commercial Services)	801	27,274
Cracker Barrel Old Country Store, Inc. (Retail)	1,068	110,207
CryoLife, Inc. (Healthcare - Products)	2,136	21,082
CSG Systems International, Inc. (Software)	1,869	49,117

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CTS Corp. (Electronics)	1,869	$29,698
CVB Financial Corp. (Banks)	4,005	57,472
Cyberonics, Inc.* (Healthcare - Products)	2,403	122,937
Cynosure, Inc.* - Class A (Healthcare - Products)	1,335	28,035
Daktronics, Inc. (Home Furnishings)	3,471	42,659
Darling International, Inc.* (Environmental Control)	9,345	171,200
DealerTrack Holdings, Inc.* (Software)	3,738	162,267
Deltic Timber Corp. (Forest Products & Paper)	534	33,279
DepoMed, Inc.* (Pharmaceuticals)	3,471	52,724
Diamond Foods, Inc.* (Food)	1,068	30,555
DiamondRock Hospitality Co. (REIT)	8,544	108,338
Dice Holdings, Inc.* (Internet)	1,869	15,662
Digital River, Inc.* (Software)	1,068	15,507
DineEquity, Inc. (Retail)	534	43,569
Dorman Products, Inc.* (Auto Parts & Equipment)	2,670	106,960
Drew Industries, Inc. (Building Materials)	2,136	90,118
DSP Group, Inc.* (Semiconductors)	801	7,105
DTS, Inc.* (Home Furnishings)	801	20,225
DXP Enterprises, Inc.* (Machinery-Diversified)	1,068	78,690
Dycom Industries, Inc.* (Engineering & Construction)	2,937	90,195
E.W. Scripps Co.* - Class A (Media)	2,670	43,548
EastGroup Properties, Inc. (REIT)	1,335	80,888
Education Realty Trust, Inc. (REIT)	3,471	35,682
eHealth, Inc.* (Insurance)	1,602	38,656
Electro Scientific Industries, Inc. (Electronics)	801	5,439
Electronics for Imaging, Inc.* (Computers)	4,005	176,901
Emergent Biosolutions, Inc.* (Biotechnology)	1,068	22,759
Employers Holdings, Inc. (Insurance)	2,670	51,398
Encore Capital Group, Inc.* (Diversified Financial Services)	2,136	94,646
Encore Wire Corp. (Electrical Components & Equipment)	1,068	39,612
EnerSys (Electrical Components & Equipment)	4,005	234,854
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	801	48,485
Entropic Communications, Inc.* (Semiconductors)	2,670	7,102
EPIQ Systems, Inc. (Software)	1,869	32,820
Era Group, Inc.* (Transportation)	1,602	34,844
Evercore Partners, Inc. - Class A (Diversified Financial Services)	3,204	150,588
Exar Corp.* (Semiconductors)	2,136	19,117
ExlService Holdings, Inc.* (Commercial Services)	1,335	32,587
Exponent, Inc. (Engineering & Construction)	801	56,775
Fabrinet* (Miscellaneous Manufacturing)	801	11,695
FARO Technologies, Inc.* (Electronics)	1,602	81,302
Federal Signal Corp. (Miscellaneous Manufacturing)	5,340	70,702
Financial Engines, Inc. (Diversified Financial Services)	4,539	155,302
First Bancorp* (Banks)	2,937	13,951
First Cash Financial Services, Inc.* (Retail)	2,403	134,520
First Commonwealth Financial Corp. (Banks)	4,539	38,082
First Financial Bankshares, Inc. (Banks)	5,607	155,819
First Midwest Bancorp, Inc. (Banks)	6,675	107,401
Flotek Industries, Inc.* (Oil & Gas Services)	4,272	111,371
Forest Oil Corp.* (Oil & Gas)	4,272	4,998
Forestar Group, Inc.* (Real Estate)	2,937	52,044
Forrester Research, Inc. (Commercial Services)	534	19,683
Forward Air Corp. (Transportation)	1,335	59,848
Francesca’s Holdings Corp.* (Retail)	3,738	52,070
Franklin Electric Co., Inc. (Hand/Machine Tools)	2,136	74,205
Fuller (H.B.) Co. (Chemicals)	4,272	169,599
FutureFuel Corp. (Energy-Alternate Sources)	1,068	12,699
G & K Services, Inc. - Class A (Textiles)	801	44,359
GenCorp, Inc.* (Aerospace/Defense)	5,073	81,016
General Communication, Inc.* - Class A (Telecommunications)	1,335	14,565
Gentiva Health Services, Inc.* (Healthcare - Services)	1,068	17,921
Geospace Technologies Corp.* (Oil & Gas Services)	1,068	37,540
G-III Apparel Group, Ltd.* (Apparel)	801	66,371
Glacier Bancorp, Inc. (Banks)	6,408	165,711
Globe Specialty Metals, Inc. (Mining)	2,670	48,567
Greatbatch, Inc.* (Healthcare - Products)	1,335	56,884
Green Dot Corp.* - Class A (Commercial Services)	1,335	28,222
Greenhill & Co., Inc. (Diversified Financial Services)	1,335	62,064
GT Advanced Technologies, Inc.* (Semiconductors)	6,675	72,291
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	1,068	33,482
Haemonetics Corp.* (Healthcare - Products)	1,869	65,265
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	1,335	27,394
Harmonic, Inc.* (Telecommunications)	8,010	50,783
Haverty Furniture Cos., Inc. (Retail)	801	17,454
HCI Group, Inc. (Insurance)	801	28,828
Headwaters, Inc.* (Building Materials)	3,204	40,178
Healthcare Services Group, Inc. (Commercial Services)	3,471	99,305
HealthStream, Inc.* (Internet)	1,869	44,874
Heartland Express, Inc. (Transportation)	2,403	57,576
Heartland Payment Systems, Inc. (Commercial Services)	1,602	76,447
Helen of Troy, Ltd.* (Household Products/Wares)	1,335	70,114
HFF, Inc. - Class A (Real Estate)	2,937	85,026
Hibbett Sports, Inc.* (Retail)	1,068	45,529
Hillenbrand, Inc. (Miscellaneous Manufacturing)	5,340	164,953
Home Bancshares, Inc. (Banks)	5,073	149,197
Iconix Brand Group, Inc.* (Apparel)	4,272	157,808
iGATE Corp.* (Computers)	3,204	117,651
Inland Real Estate Corp. (REIT)	5,340	52,919

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	801	$39,762
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,602	44,055
Interactive Intelligence Group, Inc.* (Software)	1,335	55,803
Interface, Inc. (Office Furnishings)	2,403	38,784
Interval Leisure Group, Inc. (Leisure Time)	1,869	35,604
Investment Technology Group, Inc.* (Diversified Financial Services)	1,869	29,455
ION Geophysical Corp.* (Oil & Gas Services)	4,539	12,664
IPC The Hospitalist Co.* (Healthcare - Services)	1,602	71,754
iRobot Corp.* (Home Furnishings)	1,335	40,651
Ixia* (Telecommunications)	2,670	24,404
J & J Snack Foods Corp. (Food)	534	49,961
j2 Global, Inc. (Computers)	4,005	197,686
Jack in the Box, Inc. (Retail)	1,869	127,447
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,602	45,064
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	7,476	209,104
Kirkland’s, Inc.* (Retail)	1,335	21,507
Knight Transportation, Inc. (Transportation)	2,136	58,505
Kopin Corp.* (Semiconductors)	1,869	6,355
Landauer, Inc. (Commercial Services)	267	8,814
Lannett Co., Inc.* (Pharmaceuticals)	2,403	109,769
La-Z-Boy, Inc. (Home Furnishings)	4,539	89,827
Lexington Realty Trust (REIT)	5,874	57,506
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,602	75,278
Lindsay Manufacturing Co. (Machinery-Diversified)	534	39,917
Lithia Motors, Inc. - Class A (Retail)	1,869	141,465
Littelfuse, Inc. (Electrical Components & Equipment)	1,068	90,972
LivePerson, Inc.* (Computers)	1,869	23,531
LogMeIn, Inc.* (Telecommunications)	2,136	98,406
LTC Properties, Inc. (REIT)	1,068	39,399
Lumber Liquidators Holdings, Inc.* (Retail)	2,403	137,884
Luminex Corp.* (Healthcare - Products)	1,602	31,239
Lumos Networks Corp. (Telecommunications)	1,602	26,033
Lydall, Inc.* (Miscellaneous Manufacturing)	801	21,635
Manhattan Associates, Inc.* (Computers)	6,408	214,155
MarineMax, Inc.* (Retail)	2,136	35,992
MarketAxess Holdings, Inc. (Diversified Financial Services)	3,204	198,199
Masimo Corp.* (Healthcare - Products)	4,272	90,908
Matrix Service Co.* (Oil & Gas Services)	2,403	57,960
Matthews International Corp. - Class A (Commercial Services)	1,068	46,875
MAXIMUS, Inc. (Commercial Services)	5,874	235,724
MB Financial, Inc. (Banks)	5,607	155,202
Measurement Specialties, Inc.* (Electronics)	1,335	114,289
MedAssets, Inc.* (Software)	3,471	71,919
Medical Properties Trust, Inc. (REIT)	10,146	124,390
Medidata Solutions, Inc.* (Software)	4,806	212,858
Meridian Bioscience, Inc. (Healthcare - Products)	1,869	33,063
Methode Electronics, Inc. (Electronics)	3,204	118,132
Microsemi Corp.* (Semiconductors)	5,073	128,904
MicroStrategy, Inc.* - Class A (Software)	801	104,803
Mobile Mini, Inc. (Storage/Warehousing)	4,005	140,055
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,869	21,194
Monarch Casino & Resort, Inc.* (Lodging)	801	9,540
Monolithic Power Systems, Inc. (Semiconductors)	1,602	70,568
Monotype Imaging Holdings, Inc. (Software)	3,471	98,299
Monro Muffler Brake, Inc. (Commercial Services)	1,602	77,744
Moog, Inc.* - Class A (Aerospace/Defense)	2,403	164,365
Movado Group, Inc. (Retail)	1,602	52,962
MTS Systems Corp. (Computers)	1,335	91,127
Multimedia Games Holding Co., Inc.* (Entertainment)	2,670	96,147
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,068	158,491
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,068	18,840
Nanometrics, Inc.* (Semiconductors)	801	12,095
National Penn Bancshares, Inc. (Banks)	4,272	41,481
Natus Medical, Inc.* (Healthcare - Products)	2,937	86,671
Navigant Consulting Co.* (Commercial Services)	2,403	33,426
Neogen Corp.* (Pharmaceuticals)	3,204	126,558
NetScout Systems, Inc.* (Computers)	1,602	73,372
Newpark Resources, Inc.* (Oil & Gas Services)	7,209	89,681
Newport Corp.* (Electronics)	1,602	28,387
NIC, Inc. (Internet)	5,340	91,955
Northern Oil & Gas, Inc.* (Oil & Gas)	5,073	72,138
NTELOS Holdings Corp. (Telecommunications)	534	5,682
Nutrisystem, Inc. (Food)	1,335	20,519
NuVasive, Inc.* (Healthcare - Products)	4,005	139,655
Old National Bancorp (Banks)	5,073	65,797
Omnicell, Inc.* (Software)	3,204	87,565
On Assignment, Inc.* (Commercial Services)	4,272	114,703
Orbital Sciences Corp.* (Aerospace/Defense)	2,403	66,803
Oritani Financial Corp. (Savings & Loans)	3,471	48,906
OSI Systems, Inc.* (Electronics)	801	50,847
Outerwall, Inc.* (Diversified Financial Services)	1,068	59,915
Oxford Industries, Inc. (Apparel)	801	48,853
Papa John’s International, Inc. (Retail)	2,670	106,773
Paragon Offshore PLC* (Energy Equipment & Services)	2,136	13,136
PAREXEL International Corp.* (Commercial Services)	2,670	168,450
Parkway Properties, Inc. (REIT)	2,670	50,143
PDC Energy, Inc.* (Oil & Gas)	1,335	67,137
Penn Virginia Corp.* (Oil & Gas)	3,204	40,723
Perficient, Inc.* (Internet)	2,937	44,026
PetMed Express, Inc. (Retail)	801	10,894
PetroQuest Energy, Inc.* (Oil & Gas)	1,602	9,003
PGT, Inc.* (Building Materials)	4,005	37,327

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pinnacle Entertainment, Inc.* (Entertainment)	5,073	$127,282
Pinnacle Financial Partners, Inc. (Banks)	2,937	106,026
Pool Corp. (Distribution/Wholesale)	2,136	115,173
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	4,272	223,127
Post Properties, Inc. (REIT)	1,602	82,247
Powell Industries, Inc. (Electrical Components & Equipment)	534	21,819
Power Integrations, Inc. (Semiconductors)	1,602	86,364
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	4,539	146,927
PrivateBancorp, Inc. (Banks)	6,141	183,677
Procera Networks, Inc.* (Telecommunications)	801	7,674
Progress Software Corp.* (Software)	1,869	44,688
Providence Service Corp.* (Health Care Services)	534	25,835
PS Business Parks, Inc. (REIT)	801	60,988
Quaker Chemical Corp. (Chemicals)	534	38,282
Quality Systems, Inc. (Software)	2,136	29,413
QuinStreet, Inc.* (Internet)	1,068	4,432
Red Robin Gourmet Burgers, Inc.* (Retail)	1,335	75,962
Repligen Corp.* (Biotechnology)	2,670	53,160
Retail Opportunity Investments Corp. (REIT)	8,010	117,747
RLI Corp. (Insurance)	1,602	69,351
Roadrunner Transportation Systems, Inc.* (Transportation)	1,602	36,510
Rogers Corp.* (Electronics)	801	43,863
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	1,602	39,505
Ruth’s Hospitality Group, Inc. (Retail)	3,204	35,372
Sabra Health Care REIT, Inc. (REIT)	4,005	97,402
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	801	24,911
Saia, Inc.* (Transportation)	2,136	105,861
Saul Centers, Inc. (REIT)	534	24,959
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,068	44,119
Scientific Games Corp.* - Class A (Entertainment)	4,272	46,009
Select Comfort Corp.* (Home Furnishings)	1,602	33,514
Simpson Manufacturing Co., Inc. (Building Materials)	1,335	38,915
Sonic Corp.* (Retail)	4,539	101,492
Sovran Self Storage, Inc. (REIT)	1,335	99,271
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	5,073	41,294
Stamps.com, Inc.* (Internet)	1,335	42,399
Standard Motor Products, Inc. (Auto Parts & Equipment)	801	27,578
Steven Madden, Ltd.* (Apparel)	5,073	163,503
Stifel Financial Corp.* (Diversified Financial Services)	3,204	150,236
Stillwater Mining Co.* (Mining)	3,738	56,182
Stone Energy Corp.* (Oil & Gas)	4,806	150,716
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,602	78,001
SunCoke Energy, Inc.* (Coal)	2,937	65,936
SurModics, Inc.* (Healthcare - Products)	1,068	19,395
Sykes Enterprises, Inc.* (Computers)	1,869	37,343
Synaptics, Inc.* (Computers)	3,204	234,532
Synchronoss Technologies, Inc.* (Software)	3,204	146,679
Synergy Resources Corp.* (Oil & Gas)	5,874	71,604
Take-Two Interactive Software, Inc.* (Software)	2,670	61,597
Tanger Factory Outlet Centers, Inc. (REIT)	4,272	139,779
Tangoe, Inc.* (Software)	1,335	18,089
TASER International, Inc.* (Electronics)	4,539	70,083
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,869	175,704
TeleTech Holdings, Inc.* (Commercial Services)	801	19,689
Tennant Co. (Machinery-Diversified)	1,068	71,652
Tesco Corp. (Oil & Gas Services)	3,204	63,599
Tessera Technologies, Inc. (Semiconductors)	1,602	42,581
Texas Capital Bancshares, Inc.* (Banks)	3,738	215,608
Texas Roadhouse, Inc. - Class A (Retail)	5,340	148,665
The Andersons, Inc. (Agriculture)	1,335	83,945
The Buckle, Inc. (Retail)	1,068	48,477
The Ensign Group, Inc. (Healthcare - Services)	1,068	37,166
The Medicines Co.* (Biotechnology)	5,607	125,148
The Men’s Wearhouse, Inc. (Retail)	1,869	88,254
The Ryland Group, Inc. (Home Builders)	2,403	79,876
Toro Co. (Housewares)	2,937	173,959
TrueBlue, Inc.* (Commercial Services)	2,403	60,700
TrustCo Bank Corp. (Banks)	2,937	18,914
Tuesday Morning Corp.* (Retail)	1,602	31,087
Tyler Technologies, Inc.* (Software)	2,937	259,632
U.S. Silica Holdings, Inc. (Mining)	4,806	300,423
Ultratech Stepper, Inc.* (Semiconductors)	801	18,223
UMB Financial Corp. (Banks)	1,602	87,389
UniFirst Corp. (Textiles)	534	51,579
United Community Banks, Inc. (Banks)	4,005	65,922
Universal Electronics, Inc.* (Home Furnishings)	1,335	65,909
Universal Health Realty Income Trust (REIT)	534	22,257
Universal Insurance Holdings, Inc. (Insurance)	1,869	24,166
Urstadt Biddle Properties - Class A (REIT)	801	16,260
Veritiv Corp.* (Forest Products & Paper)	267	13,366
ViaSat, Inc.* (Telecommunications)	2,403	132,453
Vicor Corp.* (Electrical Components & Equipment)	801	7,529
ViewPoint Financial Group, Inc. (Banks)	1,335	31,960
Virtus Investment Partners, Inc. (Diversified Financial Services)	534	92,756
Virtusa Corp.* (Computers)	2,403	85,451
WageWorks, Inc.* (Diversified Financial Services)	1,869	85,096
Watts Water Technologies, Inc. - Class A (Electronics)	1,068	62,211
WD-40 Co. (Household Products/Wares)	1,335	90,727
West Pharmaceutical Services, Inc. (Healthcare - Products)	6,141	274,872
Westamerica Bancorp (Banks)	1,068	49,683
Wilshire Bancorp, Inc. (Banks)	6,141	56,681
Winnebago Industries, Inc.* (Home Builders)	2,403	52,313

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wolverine World Wide, Inc. (Apparel)	8,811	$220,803
World Acceptance Corp.* (Diversified Financial Services)	534	36,045
XO Group, Inc.* (Internet)	2,136	23,945
Zumiez, Inc.* (Retail)	1,068	30,011
TOTAL COMMON STOCKS (Cost $18,161,550)		26,350,723

	Principal Amount	Value
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $58,000	$58,000	58,000
TOTAL REPURCHASE AGREEMENTS (Cost $58,000)		58,000
TOTAL INVESTMENT SECURITIES (Cost $18,219,550) - 100.5%		26,408,723
Net other assets (liabilities) - (0.5)%		(142,653)

NET ASSETS - 100.0%		$26,266,070

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Growth invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Aerospace/Defense	$511,974	1.8%
Agriculture	83,945	0.3%
Airlines	165,086	0.6%
Apparel	657,338	2.5%
Auto Parts & Equipment	134,538	0.5%
Banks	2,304,030	8.7%
Beverages	177,630	0.6%
Biotechnology	515,353	1.9%
Building Materials	401,713	1.5%
Chemicals	418,955	1.5%
Coal	65,936	0.3%
Commercial Services	1,336,070	5.1%
Computers	1,261,145	4.8%
Cosmetics/Personal Care	44,055	0.2%
Distribution/Wholesale	273,664	1.0%
Diversified Financial Services	1,337,429	5.2%
Electrical Components & Equipment	454,989	1.8%
Electronics	757,863	2.9%
Energy Equipment & Services	13,136	0.1%
Energy-Alternate Sources	12,699	NM
Engineering & Construction	146,970	0.6%
Entertainment	269,438	1.0%
Environmental Control	217,770	0.9%
Food	215,854	0.9%
Forest Products & Paper	299,868	1.1%
Hand/Machine Tools	74,205	0.3%
Health Care Services	25,835	0.1%
Healthcare - Products	1,315,902	5.0%
Healthcare - Services	447,569	1.7%
Home Builders	132,189	0.5%
Home Furnishings	312,468	1.1%
Household Products/Wares	160,841	0.6%
Housewares	173,959	0.7%
Insurance	254,168	1.0%
Internet	442,373	1.7%
Iron/Steel	42,773	0.2%
Leisure Time	72,792	0.3%
Lodging	44,805	0.2%
Machinery-Diversified	226,614	0.9%
Media	43,548	0.2%
Metal Fabricate/Hardware	147,368	0.6%
Mining	405,172	1.5%
Miscellaneous Manufacturing	686,717	2.5%
Office Furnishings	38,784	0.1%
Oil & Gas	664,576	2.5%
Oil & Gas Services	563,397	2.1%
Pharmaceuticals	732,564	2.9%
Real Estate	137,070	0.5%
REIT	1,490,773	5.8%
Retail	1,984,619	7.6%
Savings & Loans	141,964	0.6%
Semiconductors	555,619	2.1%
Software	1,683,311	6.2%
Storage/Warehousing	140,055	0.5%
Telecommunications	501,618	2.0%
Textiles	95,938	0.4%
Transportation	493,078	1.9%
Water	40,611	0.2%
Other**	(84,653)	(0.3)%
Total	$26,266,070	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
Baidu, Inc.*ADR (Internet)	3,672	$801,341
BHP Billiton, Ltd.ADR (Mining)	35,632	2,098,012
China Life Insurance Co., Ltd.ADR (Insurance)	41,752	1,741,058
China Mobile, Ltd.ADR (Telecommunications)	35,904	2,109,360
China Unicom, Ltd.ADR (Telecommunications)	48,960	735,869
CNOOC, Ltd.ADR (Oil & Gas)	11,152	1,924,166
Ctrip.com International, Ltd.*ADR (Internet)	14,008	795,094
HDFC Bank, Ltd.ADR (Banks)	36,448	1,697,748
Himax Technologies, Inc.ADR (Semiconductors)	64,600	655,690
Home Inns & Hotels Management, Inc.*ADR (Lodging)	20,808	603,224
ICICI Bank, Ltd.ADR (Banks)	31,960	1,569,236
Infosys Technologies, Ltd.ADR (Computers)	23,936	1,447,889
KB Financial Group, Inc.ADR (Diversified Financial Services)	27,336	990,110
Korea Electric Power Corp.ADR (Electric)	71,400	1,602,216
LG Display Co., Ltd.*ADR (Electronics)	82,960	1,306,620
Melco Crown Entertainment, Ltd.ADR (Lodging)	30,464	800,898
Mindray Medical International, Ltd.ADR (Healthcare - Products)	25,568	771,131
Netease.com, Inc.ADR (Internet)	7,208	617,437
New Oriental Education & Technology Group, Inc.*ADR (Commercial Services)	30,192	700,454
PetroChina Co., Ltd.ADR (Oil & Gas)	22,032	2,831,333
POSCOADR (Iron/Steel)	16,184	1,228,366
PT Telekomunikasi IndonesiaADR (Telecommunications)	17,952	863,491
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	10,472	706,546
Sesa Sterlite, Ltd.ADR (Mining)	76,296	1,316,869
SK Telecom Co., Ltd.ADR (Telecommunications)	30,192	916,025
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	107,032	2,159,906
Tata Motors, Ltd.ADR (Auto Manufacturers)	36,720	1,605,031
Trina Solar, Ltd.*ADR (Energy-Alternate Sources)	63,104	761,665
WuXi PharmaTech Cayman, Inc.*ADR (Commercial Services)	23,936	838,239
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	172,312	535,890
TOTAL COMMON STOCKS (Cost $18,517,074)		36,730,914

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $34,000	$34,000	34,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,000)		34,000
TOTAL INVESTMENT SECURITIES (Cost $18,551,074) - 100.1%		36,764,914
Net other assets (liabilities) - (0.1)%		(27,395)

NET ASSETS - 100.0%		$36,737,519

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Asia 30 invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Auto Manufacturers	$1,605,031	4.4%
Banks	3,266,984	8.9%
Commercial Services	1,538,693	4.2%
Computers	1,447,889	3.9%
Diversified Financial Services	990,110	2.7%
Electric	1,602,216	4.4%
Electrical Components & Equipment	535,890	1.5%
Electronics	1,306,620	3.6%
Energy-Alternate Sources	761,665	2.1%
Healthcare - Products	771,131	2.1%
Insurance	1,741,058	4.7%
Internet	2,920,418	7.9%
Iron/Steel	1,228,366	3.3%
Lodging	1,404,122	3.8%
Mining	3,414,881	9.3%
Oil & Gas	4,755,499	12.9%
Semiconductors	2,815,596	7.7%
Telecommunications	4,624,745	12.6%
Other**	6,605	NM
Total	$36,737,519	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of September 30, 2014:

	Value	% of Net Assets
Australia	$2,098,012	5.7%
China	17,273,705	46.9%
India	7,636,773	20.8%
Indonesia	863,491	2.4%
South Korea	6,043,337	16.5%
Taiwan	2,815,596	7.7%
Other**	6,605	NM
Total	$36,737,519	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
Anheuser-Busch InBev N.V.ADR (Beverages)	9,951	$1,103,068
ArcelorMittalNYS (Iron/Steel)	43,977	602,045
ARM Holdings PLCADR (Semiconductors)	13,803	603,053
ASML Holding N.V.NYS (Semiconductors)	8,988	888,194
AstraZeneca PLCADR (Pharmaceuticals)	17,334	1,238,341
Banco Santander S.A.ADR (Banks)	128,400	1,219,800
Barclays PLCADR (Banks)	57,138	846,214
BHP Billiton PLCADR (Mining)	26,001	1,443,837
BP PLCADR (Oil & Gas)	30,495	1,340,255
British American Tobacco PLCADR (Agriculture)	9,951	1,125,259
Diageo PLCADR (Beverages)	8,346	963,128
GlaxoSmithKline PLCADR (Pharmaceuticals)	16,692	767,331
HSBC Holdings PLCADR (Banks)	32,742	1,665,913
ING Groep N.V.*ADR (Insurance)	66,126	938,328
Koninklijke Phillips Electronics N.V.NYS (Electronics)	22,149	702,345
National Grid PLCADR (Gas)	13,803	992,160
Nokia Corp.ADR (Telecommunications)	97,905	828,276
Rio Tinto PLCADR (Mining)	21,507	1,057,714
Royal Bank of Scotland Group PLC*ADR (Banks)	86,991	1,037,803
Royal Dutch Shell PLCADR - Class A (Oil & Gas)	24,075	1,832,830
Ryanair Holdings PLC*ADR (Airlines)	22,470	1,267,982
Sanofi-AventisADR (Pharmaceuticals)	16,692	941,930
SAP AGADR (Software)	14,124	1,019,188
Statoil ASAADR (Oil & Gas)	43,977	1,194,415
Telefonaktiebolaget LM EricssonADR (Telecommunications)	69,015	868,899
Telefonica S.A.ADR (Telecommunications)	63,558	976,886
Tenaris S.A.ADR (Metal Fabricate/Hardware)	17,334	789,564
Total S.A.ADR (Oil & Gas)	23,754	1,530,945
Unilever N.V.NYS (Food)	22,149	878,872
Vodafone Group PLCADR (Telecommunications)	23,754	781,269
TOTAL COMMON STOCKS (Cost $21,170,379)		31,445,844

	Principal Amount	Value
Repurchase Agreements(a)(0.4%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $113,000	$113,000	113,000
TOTAL REPURCHASE AGREEMENTS (Cost $113,000)		113,000
TOTAL INVESTMENT SECURITIES (Cost $21,283,379) - 100.3%		31,558,844
Net other assets (liabilities) - (0.3)%		(97,954)

NET ASSETS - 100.0%		$31,460,890

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt
NYS	New York Shares

See accompanying notes to schedules of portfolio investments.

ProFund VP Europe 30 invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Agriculture	$1,125,259	3.6%
Airlines	1,267,982	4.0%
Banks	4,769,730	15.1%
Beverages	2,066,196	6.6%
Electronics	702,345	2.2%
Food	878,872	2.8%
Gas	992,160	3.2%
Insurance	938,328	3.0%
Iron/Steel	602,045	1.9%
Metal Fabricate/Hardware	789,564	2.5%
Mining	2,501,551	7.9%
Oil & Gas	5,898,445	18.9%
Pharmaceuticals	2,947,602	9.3%
Semiconductors	1,491,247	4.7%
Software	1,019,188	3.2%
Telecommunications	3,455,330	11.0%
Other**	15,046	0.1%
Total	$31,460,890	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of September 30, 2014:

	Value	% of Net Assets
Belgium	$1,103,068	3.5%
Finland	828,276	2.6%
France	2,472,875	7.9%
Germany	1,019,188	3.2%
Ireland	1,267,982	4.0%
Luxembourg	1,391,609	4.4%
Netherlands	5,240,569	16.7%
Norway	1,194,415	3.8%
Spain	2,196,686	7.0%
Sweden	868,899	2.8%
United Kingdom	13,862,277	44.0%
Other**	15,046	0.1%
Total	$31,460,890	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.4%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $5,575,000	$5,575,000	$5,575,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,575,000)		5,575,000
TOTAL INVESTMENT SECURITIES (Cost $5,575,000) - 100.4%		5,575,000
Net other assets (liabilities) - (0.4)%		(20,249)

NET ASSETS - 100.0%		$5,554,751

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $852,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	10/27/14	0.42%	$3,332,874	$(871)
MSCI EAFE Index	UBS AG	10/27/14	0.92%	2,197,944	(604)
				$5,530,818	$(1,475)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^	Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (80.0%)
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors)	35,075	$207,293
Ambev S.A.ADR (Beverages)	129,015	845,048
America Movil S.A.B. de C.V.ADR (Telecommunications)	52,460	1,321,992
AngloGold Ashanti, Ltd.*ADR (Mining)	11,285	135,420
Baidu, Inc.*ADR (Internet)	7,625	1,664,004
Bancolombia S.A.ADR (Banks)	3,050	172,996
BRF-Brazil Foods S.A.ADR (Food)	18,910	449,869
Cemex S.A.B. de C.V.*ADR (Building Materials)	34,465	449,424
China Life Insurance Co., Ltd.ADR (Insurance)	14,030	585,051
China Mobile, Ltd.ADR (Telecommunications)	30,805	1,809,794
China Petroleum and Chemical Corp.ADR (Oil & Gas)	7,320	639,475
China Telecom Corp., Ltd.ADR (Telecommunications)	3,965	243,570
China Unicom, Ltd.ADR (Telecommunications)	12,810	192,534
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	10,675	319,930
CNOOC, Ltd.ADR (Oil & Gas)	4,575	789,371
Ctrip.com International, Ltd.*ADR (Internet)	3,660	207,742
Ecopetrol S.A.ADR (Oil & Gas)	7,015	219,359
Embraer S.A.ADR (Aerospace/Defense)	4,575	179,432
Enersis S.A.ADR (Electric)	10,980	173,264
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	3,660	336,903
Grupo Televisa S.A.ADR (Media)	12,200	413,336
HDFC Bank, Ltd.ADR (Banks)	10,980	511,448
ICICI Bank, Ltd.ADR (Banks)	7,930	389,363
Infosys Technologies, Ltd.ADR (Computers)	13,725	830,226
KB Financial Group, Inc.ADR (Diversified Financial Services)	10,980	397,696
Korea Electric Power Corp.ADR (Electric)	14,640	328,522
LG Display Co., Ltd.*ADR (Electronics)	12,505	196,954
Mobile TeleSystemsADR (Telecommunications)	14,335	214,165
Netease.com, Inc.ADR (Internet)	2,135	182,884
PetroChina Co., Ltd.ADR (Oil & Gas)	6,100	783,911
Petroleo Brasileiro S.A.ADR (Oil & Gas)	42,090	597,257
Philippine Long Distance Telephone Co.ADR (Telecommunications)	2,135	147,272
POSCOADR (Iron/Steel)	9,150	694,484
PT Telekomunikasi IndonesiaADR (Telecommunications)	7,015	337,422
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	2,135	144,048
Sasol, Ltd.ADR (Chemicals)	14,030	764,495
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	13,420	610,073
SK Telecom Co., Ltd.ADR (Telecommunications)	10,065	305,372
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	105,835	2,135,750
Tata Motors, Ltd.ADR (Auto Manufacturers)	5,185	226,636
Ultrapar Participacoes S.A.ADR (Chemicals)	12,200	257,664
Vale S.A.ADR (Iron/Steel)	41,785	460,053
Wipro, Ltd.ADR (Computers)	16,775	203,984
YPF S.A.ADR (Oil & Gas)	5,490	203,075
TOTAL COMMON STOCKS (Cost $18,190,377)		22,278,561
Preferred Stocks (13.3%)
Banco Bradesco S.A.ADR (Banks)	59,475	847,519
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	4,575	199,516
Itau Unibanco Holding S.A.ADR (Banks)	78,080	1,083,749
Petroleo Brasileiro S.A.ADR (Oil & Gas)	57,950	862,876
Telefonica Brasil S.A.ADR (Telecommunications)	7,320	144,058
Vale S.A.ADR (Iron/Steel)	57,340	556,771
TOTAL PREFERRED STOCKS (Cost $3,730,359)		3,694,489

	Principal Amount	Value
Repurchase Agreements(a)(b)(6.9%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $1,911,000	$1,911,000	1,911,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,911,000)		1,911,000
TOTAL INVESTMENT SECURITIES (Cost $23,831,736) - 100.2%		27,884,050
Net other assets (liabilities) - (0.2)%		(64,793)

NET ASSETS - 100.0%		$27,819,257

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $446,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	10/27/14	0.57%	$467,811	$(1,815)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	10/27/14	0.37%	1,570,949	(6,088)
				$2,038,760	$(7,903)

^	Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Emerging Markets invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Aerospace/Defense	$179,432	0.6%
Auto Manufacturers	226,636	0.8%
Banks	3,005,075	10.8%
Beverages	1,181,951	4.3%
Building Materials	449,424	1.6%
Chemicals	1,022,159	3.6%
Computers	1,034,210	3.8%
Diversified Financial Services	1,007,769	3.6%
Electric	501,786	1.8%
Electronics	196,954	0.7%
Food	649,385	2.3%
Insurance	585,051	2.1%
Internet	2,198,678	7.9%
Iron/Steel	1,711,308	6.2%
Media	413,336	1.5%
Mining	135,420	0.5%
Oil & Gas	4,095,324	14.7%
Semiconductors	2,343,043	8.4%
Telecommunications	5,036,109	18.1%
Other**	1,846,207	6.7%
Total	$27,819,257	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of September 30, 2014:

	Value	% of Net Assets
Argentina	$203,075	0.7%
Brazil	6,483,812	23.3%
Chile	173,264	0.6%
China	7,242,384	26.0%
Colombia	392,355	1.4%
India	2,161,657	7.8%
Indonesia	337,422	1.2%
Korea, Republic Of	610,073	2.2%
Mexico	2,521,655	9.1%
Philippines	147,272	0.5%
Russia	214,165	0.8%
South Africa	899,915	3.2%
South Korea	1,923,028	6.9%
Taiwan	2,662,973	9.6%
Other**	1,846,207	6.7%
Total	$27,819,257	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(85.5%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $11,939,000	$11,939,000	$11,939,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,939,000)		11,939,000
TOTAL INVESTMENT SECURITIES (Cost $11,939,000) - 85.5%		11,939,000
Net other assets (liabilities) - 14.5%		2,019,807

NET ASSETS - 100.0%		$13,958,807

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	171	12/12/14	$13,872,375	$337,829

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (59.1%)
3M Co. (Miscellaneous Manufacturing)	954	$135,163
Abbott Laboratories (Pharmaceuticals)	2,196	91,332
AbbVie, Inc. (Pharmaceuticals)	2,340	135,158
Accenture PLC - Class A (Computers)	918	74,652
ACE, Ltd. (Insurance)	486	50,967
Actavis PLC* (Pharmaceuticals)	396	95,547
Adobe Systems, Inc.* (Software)	684	47,326
Aetna, Inc. (Healthcare - Services)	522	42,282
Affiliated Managers Group, Inc.* (Diversified Financial Services)	90	18,032
AFLAC, Inc. (Insurance)	666	38,795
Agilent Technologies, Inc. (Electronics)	486	27,693
AGL Resources, Inc. (Gas)	180	9,241
Air Products & Chemicals, Inc. (Chemicals)	288	37,492
Airgas, Inc. (Chemicals)	90	9,959
Akamai Technologies, Inc.* (Software)	252	15,070
Alcoa, Inc. (Mining)	1,728	27,804
Alexion Pharmaceuticals, Inc.* (Biotechnology)	288	47,756
Allegheny Technologies, Inc. (Iron/Steel)	162	6,010
Allegion PLC (Electronics)	144	6,860
Allergan, Inc. (Pharmaceuticals)	432	76,978
Alliance Data Systems Corp.* (Commercial Services)	90	22,344
Allstate Corp. (Insurance)	630	38,663
Altera Corp. (Semiconductors)	450	16,101
Altria Group, Inc. (Agriculture)	2,898	133,134
Amazon.com, Inc.* (Internet)	558	179,922
Ameren Corp. (Electric)	360	13,799
American Electric Power, Inc. (Electric)	720	37,591
American Express Co. (Diversified Financial Services)	1,314	115,027
American International Group, Inc. (Insurance)	2,088	112,794
American Tower Corp. (REIT)	576	53,931
Ameriprise Financial, Inc. (Diversified Financial Services)	270	33,313
AmerisourceBergen Corp. (Pharmaceuticals)	306	23,654
Ametek, Inc. (Electrical Components & Equipment)	360	18,076
Amgen, Inc. (Biotechnology)	1,116	156,753
Amphenol Corp. - Class A (Electronics)	234	23,367
Anadarko Petroleum Corp. (Oil & Gas)	738	74,863
Analog Devices, Inc. (Semiconductors)	468	23,161
Aon PLC (Insurance)	432	37,873
Apache Corp. (Oil & Gas)	558	52,379
Apartment Investment & Management Co. - Class A (REIT)	216	6,873
Apple Computer, Inc. (Computers)	8,766	883,174
Applied Materials, Inc. (Semiconductors)	1,782	38,509
Archer-Daniels-Midland Co. (Agriculture)	954	48,749
Assurant, Inc. (Insurance)	108	6,944
AT&T, Inc. (Telecommunications)	7,596	267,683
Autodesk, Inc.* (Software)	324	17,852
Automatic Data Processing, Inc. (Commercial Services)	702	58,322
AutoNation, Inc.* (Retail)	108	5,433
AutoZone, Inc.* (Retail)	54	27,522
Avago Technologies, Ltd. (Semiconductors)	360	31,320
AvalonBay Communities, Inc. (REIT)	198	27,912
Avery Dennison Corp. (Household Products/Wares)	144	6,430
Avon Products, Inc. (Cosmetics/Personal Care)	630	7,938
Baker Hughes, Inc. (Oil & Gas Services)	630	40,988
Ball Corp. (Packaging & Containers)	198	12,527
Bank of America Corp. (Banks)	15,408	262,706
Bank of New York Mellon Corp. (Banks)	1,656	64,137
Bard (C.R.), Inc. (Healthcare - Products)	108	15,413
Baxter International, Inc. (Healthcare - Products)	792	56,842
BB&T Corp. (Banks)	1,062	39,517
Becton, Dickinson & Co. (Healthcare - Products)	288	32,777
Bed Bath & Beyond, Inc.* (Retail)	288	18,959
Bemis Co., Inc. (Packaging & Containers)	144	5,475
Berkshire Hathaway, Inc.* - Class B (Insurance)	2,664	368,005
Best Buy Co., Inc. (Retail)	432	14,511
Biogen Idec, Inc.* (Biotechnology)	342	113,137
BlackRock, Inc. (Diversified Financial Services)	180	59,098
Boeing Co. (Aerospace/Defense)	990	126,106
BorgWarner, Inc. (Auto Parts & Equipment)	342	17,993
Boston Properties, Inc. (REIT)	216	25,004
Boston Scientific Corp.* (Healthcare - Products)	1,944	22,959
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,430	124,367
Broadcom Corp. - Class A (Semiconductors)	792	32,013
Brown-Forman Corp. - Class B (Beverages)	234	21,111
C.H. Robinson Worldwide, Inc. (Transportation)	216	14,325
CA, Inc. (Software)	468	13,076
Cablevision Systems Corp. NY - Class A (Media)	324	5,673
Cabot Oil & Gas Corp. (Oil & Gas)	612	20,006
Cameron International Corp.* (Oil & Gas Services)	306	20,312
Campbell Soup Co. (Food)	270	11,537
Capital One Financial Corp. (Banks)	828	67,581
Cardinal Health, Inc. (Pharmaceuticals)	486	36,411
CareFusion Corp.* (Healthcare - Products)	306	13,847
CarMax, Inc.* (Retail)	324	15,050
Carnival Corp. - Class A (Leisure Time)	666	26,753

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Caterpillar, Inc. (Machinery - Construction & Mining)	918		$90,909
CBRE Group, Inc.* - Class A (Real Estate)	414		12,312
CBS Corp. - Class B (Media)	702		37,557
Celgene Corp.* (Biotechnology)	1,170		110,893
CenterPoint Energy, Inc. (Gas)	630		15,416
CenturyLink, Inc. (Telecommunications)	828		33,857
Cerner Corp.* (Software)	450		26,807
CF Industries Holdings, Inc. (Chemicals)	72		20,104
Chesapeake Energy Corp. (Oil & Gas)	756		17,380
Chevron Corp. (Oil & Gas)	2,790		332,904
Chipotle Mexican Grill, Inc.* (Retail)	54		35,996
CIGNA Corp. (Healthcare - Services)	378		34,281
Cimarex Energy Co. (Oil & Gas)	126		15,943
Cincinnati Financial Corp. (Insurance)	216		10,163
Cintas Corp. (Commercial Services)	144		10,165
Cisco Systems, Inc. (Telecommunications)	7,470		188,019
Citigroup, Inc. (Banks)	4,446		230,392
Citrix Systems, Inc.* (Software)	234		16,694
Clorox Co. (Household Products/Wares)	180		17,287
CME Group, Inc. (Diversified Financial Services)	468		37,419
CMS Energy Corp. (Electric)	396		11,745
Coach, Inc. (Retail)	396		14,102
Coca-Cola Co. (Beverages)	5,778		246,490
Coca-Cola Enterprises, Inc. (Beverages)	324		14,373
Cognizant Technology Solutions Corp.* (Computers)	882		39,487
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,260		82,177
Comcast Corp. - Class A (Media)	3,798		204,256
Comerica, Inc. (Banks)	270		13,462
Computer Sciences Corp. (Computers)	216		13,208
ConAgra Foods, Inc. (Food)	612		20,220
ConocoPhillips (Oil & Gas)	1,800		137,736
CONSOL Energy, Inc. (Coal)	342		12,948
Consolidated Edison, Inc. (Electric)	432		24,477
Constellation Brands, Inc.* (Beverages)	252		21,964
Corning, Inc. (Telecommunications)	1,890		36,553
Costco Wholesale Corp. (Retail)	648		81,207
Covidien PLC (Healthcare - Products)	666		57,615
Crown Castle International Corp. (REIT)	486		39,138
CSX Corp. (Transportation)	1,458		46,743
Cummins, Inc. (Machinery-Diversified)	252		33,259
CVS Caremark Corp. (Retail)	1,692		134,666
D.R. Horton, Inc. (Home Builders)	486		9,973
Danaher Corp. (Miscellaneous Manufacturing)	900		68,382
Darden Restaurants, Inc. (Retail)	198		10,189
DaVita, Inc.* (Healthcare - Services)	252		18,431
Deere & Co. (Machinery-Diversified)	522		42,799
Delphi Automotive PLC (Auto Parts & Equipment)	432		26,499
Delta Air Lines, Inc. (Airlines)	1,242		44,898
Denbury Resources, Inc. (Oil & Gas)	522		7,846
DENTSPLY International, Inc. (Healthcare - Products)	216		9,850
Devon Energy Corp. (Oil & Gas)	558		38,044
Diamond Offshore Drilling, Inc. (Oil & Gas)	90		3,084
DIRECTV* - Class A (Media)	738		63,852
Discover Financial Services (Diversified Financial Services)	684		44,043
Discovery Communications, Inc.* - Class C (Media)	396		14,763
Discovery Communications, Inc.* - Class A (Media)	216		8,165
Dollar General Corp.* (Retail)	450		27,500
Dollar Tree, Inc.* (Retail)	306		17,157
Dominion Resources, Inc. (Electric)	846		58,451
Dover Corp. (Miscellaneous Manufacturing)	252		20,243
Dr. Pepper Snapple Group, Inc. (Beverages)	288		18,521
DTE Energy Co. (Electric)	252		19,172
Duke Energy Corp. (Electric)	1,044		78,060
Dun & Bradstreet Corp. (Software)	54		6,343
E*TRADE Financial Corp.* (Diversified Financial Services)	414		9,352
E.I. du Pont de Nemours & Co. (Chemicals)	1,332		95,583
Eastman Chemical Co. (Chemicals)	216		17,472
Eaton Corp. (Miscellaneous Manufacturing)	702		44,486
eBay, Inc.* (Internet)	1,656		93,779
Ecolab, Inc. (Chemicals)	396		45,473
Edison International (Electric)	486		27,177
Edwards Lifesciences Corp.* (Healthcare - Products)	162		16,548
Electronic Arts, Inc.* (Software)	450		16,025
Eli Lilly & Co. (Pharmaceuticals)	1,440		93,384
EMC Corp. (Computers)	2,970		86,902
Emerson Electric Co. (Electrical Components & Equipment)	1,026		64,207
Ensco PLCADR - Class A (Oil & Gas)	342		14,128
Entergy Corp. (Electric)	270		20,879
EOG Resources, Inc. (Oil & Gas)	810		80,206
EQT Corp. (Oil & Gas)	216		19,773
Equifax, Inc. (Commercial Services)	180		13,453
Equity Residential (REIT)	522		32,145
Essex Property Trust, Inc. (REIT)	90		16,088
Exelon Corp. (Electric)	1,260		42,953
Expedia, Inc. (Internet)	144		12,617
Expeditors International of Washington, Inc. (Transportation)	288		11,687
Express Scripts Holding Co.* (Pharmaceuticals)	1,098		77,552
Exxon Mobil Corp. (Oil & Gas)	6,246		587,437
F5 Networks, Inc.* (Internet)	108		12,824
Facebook, Inc.* - Class A (Internet)	2,862		226,213
Family Dollar Stores, Inc. (Retail)	144		11,123
Fastenal Co. (Distribution/Wholesale)	396		17,780
FedEx Corp. (Transportation)	396		63,934
Fidelity National Information Services, Inc. (Software)	414		23,308
Fifth Third Bancorp (Banks)	1,224		24,504
First Horizon National Corp. (Banks)	—	(a)	4
First Solar, Inc.* (Semiconductors)	108		7,107
FirstEnergy Corp. (Electric)	612		20,545
Fiserv, Inc.* (Software)	360		23,269
FLIR Systems, Inc. (Electronics)	216		6,769
Flowserve Corp. (Machinery-Diversified)	198		13,963

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fluor Corp. (Engineering & Construction)	234	$15,629
FMC Corp. (Chemicals)	198	11,324
FMC Technologies, Inc.* (Oil & Gas Services)	342	18,574
Ford Motor Co. (Auto Manufacturers)	5,688	84,126
Fossil Group, Inc.* (Distribution/Wholesale)	72	6,761
Franklin Resources, Inc. (Diversified Financial Services)	576	31,455
Freeport-McMoRan Copper & Gold, Inc. (Mining)	1,530	49,954
Frontier Communications Corp. (Telecommunications)	1,476	9,609
GameStop Corp. - Class A (Retail)	162	6,674
Gannett Co., Inc. (Media)	324	9,613
Garmin, Ltd. (Electronics)	180	9,358
General Dynamics Corp. (Aerospace/Defense)	468	59,478
General Electric Co. (Miscellaneous Manufacturing)	14,688	376,306
General Growth Properties, Inc. (REIT)	918	21,619
General Mills, Inc. (Food)	900	45,405
General Motors Co. (Auto Manufacturers)	1,980	63,241
Genuine Parts Co. (Distribution/Wholesale)	216	18,945
Genworth Financial, Inc.* - Class A (Insurance)	720	9,432
Gilead Sciences, Inc.* (Biotechnology)	2,214	235,681
Google, Inc.* - Class C (Internet)	414	239,028
Google, Inc.* - Class A (Internet)	414	243,602
H & R Block, Inc. (Commercial Services)	396	12,280
Halliburton Co. (Oil & Gas Services)	1,242	80,121
Harley-Davidson, Inc. (Leisure Time)	324	18,857
Harman International Industries, Inc. (Home Furnishings)	108	10,588
Harris Corp. (Telecommunications)	162	10,757
Hartford Financial Services Group, Inc. (Insurance)	648	24,138
Hasbro, Inc. (Toys/Games/Hobbies)	162	8,909
HCP, Inc. (REIT)	666	26,447
Health Care REIT, Inc. (REIT)	468	29,189
Helmerich & Payne, Inc. (Oil & Gas)	162	15,855
Hess Corp. (Oil & Gas)	378	35,653
Hewlett-Packard Co. (Computers)	2,736	97,046
Honeywell International, Inc. (Electronics)	1,152	107,275
Hormel Foods Corp. (Food)	198	10,175
Hospira, Inc.* (Healthcare - Products)	252	13,112
Host Hotels & Resorts, Inc. (REIT)	1,116	23,804
Hudson City Bancorp, Inc. (Savings & Loans)	702	6,823
Humana, Inc. (Healthcare - Services)	234	30,488
Huntington Bancshares, Inc. (Banks)	1,188	11,559
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	540	45,587
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	396	22,319
Integrys Energy Group, Inc. (Electric)	126	8,167
Intel Corp. (Semiconductors)	7,254	252,584
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	162	31,598
International Business Machines Corp. (Computers)	1,350	256,271
International Flavors & Fragrances, Inc. (Chemicals)	126	12,081
International Paper Co. (Forest Products & Paper)	630	30,076
Intuit, Inc. (Software)	414	36,287
Intuitive Surgical, Inc.* (Healthcare - Products)	54	24,938
Invesco, Ltd. (Diversified Financial Services)	630	24,872
Iron Mountain, Inc. (REIT)	252	8,228
J.P. Morgan Chase & Co. (Banks)	5,508	331,802
Jabil Circuit, Inc. (Electronics)	288	5,809
Jacobs Engineering Group, Inc.* (Engineering & Construction)	198	9,666
Johnson & Johnson (Pharmaceuticals)	4,122	439,364
Johnson Controls, Inc. (Auto Parts & Equipment)	972	42,767
Joy Global, Inc. (Machinery - Construction & Mining)	144	7,854
Juniper Networks, Inc. (Telecommunications)	594	13,157
Kansas City Southern Industries, Inc. (Transportation)	162	19,634
Kellogg Co. (Food)	378	23,285
Keurig Green Mountain, Inc. (Beverages)	180	23,424
KeyCorp (Banks)	1,278	17,036
Kimberly-Clark Corp. (Household Products/Wares)	540	58,088
Kimco Realty Corp. (REIT)	594	13,015
Kinder Morgan, Inc. (Pipelines)	972	37,266
KLA-Tencor Corp. (Semiconductors)	234	18,435
Kohls Corp. (Retail)	306	18,675
Kraft Foods Group, Inc. (Food)	864	48,730
Kroger Co. (Food)	720	37,440
L Brands, Inc. (Retail)	360	24,113
L-3 Communications Holdings, Inc. (Aerospace/Defense)	126	14,984
Laboratory Corp. of America Holdings* (Healthcare - Services)	126	12,821
Lam Research Corp. (Semiconductors)	234	17,480
Legg Mason, Inc. (Diversified Financial Services)	144	7,367
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	198	6,914
Lennar Corp. - Class A (Home Builders)	252	9,785
Leucadia National Corp. (Holding Companies - Diversified)	468	11,157
Lincoln National Corp. (Insurance)	378	20,253
Linear Technology Corp. (Semiconductors)	342	15,181
Lockheed Martin Corp. (Aerospace/Defense)	396	72,381
Loews Corp. (Insurance)	450	18,747
Lorillard, Inc. (Agriculture)	522	31,273
Lowe’s Cos., Inc. (Retail)	1,440	76,205
LyondellBasell Industries N.V. - Class A (Chemicals)	630	68,456
M&T Bank Corp. (Banks)	198	24,411
Macy’s, Inc. (Retail)	522	30,370
Mallinckrodt PLC* (Pharmaceuticals)	162	14,604
Marathon Oil Corp. (Oil & Gas)	990	37,214
Marathon Petroleum Corp. (Oil & Gas)	414	35,053

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marriott International, Inc. - Class A (Lodging)	324	$22,665
Marsh & McLennan Cos., Inc. (Insurance)	792	41,453
Martin Marietta Materials (Building Materials)	90	11,605
Masco Corp. (Building Materials)	522	12,486
MasterCard, Inc. - Class A (Commercial Services)	1,440	106,445
Mattel, Inc. (Toys/Games/Hobbies)	486	14,896
McCormick & Co., Inc. (Food)	198	13,246
McDonald’s Corp. (Retail)	1,440	136,526
McGraw Hill Financial, Inc. (Commercial Services)	396	33,442
McKesson Corp. (Pharmaceuticals)	342	66,577
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	288	27,711
MeadWestvaco Corp. (Forest Products & Paper)	252	10,317
Medtronic, Inc. (Healthcare - Products)	1,440	89,207
Merck & Co., Inc. (Pharmaceuticals)	4,230	250,754
MetLife, Inc. (Insurance)	1,656	88,960
Michael Kors Holdings, Ltd.* (Apparel)	306	21,845
Microchip Technology, Inc. (Semiconductors)	288	13,602
Micron Technology, Inc.* (Semiconductors)	1,566	53,651
Microsoft Corp. (Software)	12,060	559,101
Mohawk Industries, Inc.* (Textiles)	90	12,134
Molson Coors Brewing Co. - Class B (Beverages)	234	17,419
Mondelez International, Inc. - Class A (Food)	2,466	84,497
Monsanto Co. (Chemicals)	774	87,082
Monster Beverage Corp.* (Beverages)	216	19,801
Moody’s Corp. (Commercial Services)	270	25,515
Morgan Stanley Dean Witter & Co. (Banks)	2,250	77,783
Motorola Solutions, Inc. (Telecommunications)	324	20,503
Murphy Oil Corp. (Oil & Gas)	252	14,341
Mylan Laboratories, Inc.* (Pharmaceuticals)	540	24,565
Nabors Industries, Ltd. (Oil & Gas)	432	9,832
NASDAQ Stock Market, Inc. (Diversified Financial Services)	180	7,636
National Oilwell Varco, Inc. (Oil & Gas Services)	630	47,943
Navient Corp. (Diversified Financial Services)	612	10,839
Neilsen Holdings N.V. (Media)	450	19,949
NetApp, Inc. (Computers)	468	20,105
Netflix, Inc.* (Internet)	90	40,606
Newell Rubbermaid, Inc. (Housewares)	396	13,626
Newfield Exploration Co.* (Oil & Gas)	198	7,340
Newmont Mining Corp. (Mining)	738	17,011
News Corp.* - Class A (Media)	738	12,066
NextEra Energy, Inc. (Electric)	648	60,835
NIKE, Inc. - Class B (Apparel)	1,026	91,519
NiSource, Inc. (Gas)	468	19,179
Noble Corp. (Oil & Gas)	378	8,399
Noble Energy, Inc. (Oil & Gas)	522	35,684
Nordstrom, Inc. (Retail)	216	14,768
Norfolk Southern Corp. (Transportation)	450	50,220
Northeast Utilities System (Electric)	468	20,732
Northern Trust Corp. (Banks)	324	22,042
Northrop Grumman Corp. (Aerospace/Defense)	306	40,319
NRG Energy, Inc. (Electric)	486	14,813
Nucor Corp. (Iron/Steel)	468	25,403
NVIDIA Corp. (Semiconductors)	756	13,948
Occidental Petroleum Corp. (Oil & Gas)	1,134	109,034
Omnicom Group, Inc. (Advertising)	360	24,789
ONEOK, Inc. (Pipelines)	306	20,058
Oracle Corp. (Software)	4,770	182,595
O’Reilly Automotive, Inc.* (Retail)	144	21,652
Owens-Illinois, Inc.* (Packaging & Containers)	234	6,096
PACCAR, Inc. (Auto Manufacturers)	522	29,689
Pall Corp. (Miscellaneous Manufacturing)	162	13,559
Parker Hannifin Corp. (Miscellaneous Manufacturing)	216	24,656
Patterson Cos., Inc. (Healthcare - Products)	126	5,220
Paychex, Inc. (Software)	486	21,481
Pentair PLC (Miscellaneous Manufacturing)	288	18,861
People’s United Financial, Inc. (Savings & Loans)	450	6,512
Pepco Holdings, Inc. (Electric)	360	9,634
PepsiCo, Inc. (Beverages)	2,214	206,102
PerkinElmer, Inc. (Electronics)	162	7,063
Perrigo Co. PLC (Pharmaceuticals)	198	29,738
PetSmart, Inc. (Retail)	144	10,093
Pfizer, Inc. (Pharmaceuticals)	9,288	274,646
PG&E Corp. (Electric)	684	30,807
Philip Morris International, Inc. (Agriculture)	2,286	190,653
Phillips 66 (Oil & Gas)	810	65,861
Pinnacle West Capital Corp. (Electric)	162	8,852
Pioneer Natural Resources Co. (Oil & Gas)	216	42,546
Pitney Bowes, Inc. (Office/Business Equipment)	306	7,647
Plum Creek Timber Co., Inc. (REIT)	252	9,831
PNC Financial Services Group (Banks)	792	67,779
PPG Industries, Inc. (Chemicals)	198	38,955
PPL Corp. (Electric)	972	31,920
Praxair, Inc. (Chemicals)	432	55,728
Precision Castparts Corp. (Metal Fabricate/Hardware)	216	51,166
Priceline.com, Inc.* (Internet)	72	83,418
Principal Financial Group, Inc. (Insurance)	396	20,778
Procter & Gamble Co. (Cosmetics/Personal Care)	3,960	331,611
Progressive Corp. (Insurance)	792	20,022
Prologis, Inc. (REIT)	738	27,823
Prudential Financial, Inc. (Insurance)	666	58,568
Public Service Enterprise Group, Inc. (Electric)	738	27,483
Public Storage, Inc. (REIT)	216	35,821
PulteGroup, Inc. (Home Builders)	504	8,901
PVH Corp. (Retail)	126	15,265
QEP Resources, Inc. (Oil & Gas)	234	7,203

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Qualcomm, Inc. (Semiconductors)	2,448	$183,037
Quanta Services, Inc.* (Commercial Services)	324	11,758
Quest Diagnostics, Inc. (Healthcare - Services)	216	13,107
Ralph Lauren Corp. (Apparel)	90	14,826
Range Resources Corp. (Oil & Gas)	252	17,088
Raytheon Co. (Aerospace/Defense)	450	45,729
Red Hat, Inc.* (Software)	270	15,161
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	108	38,936
Regions Financial Corp. (Banks)	2,016	20,241
Republic Services, Inc. (Environmental Control)	378	14,750
Reynolds American, Inc. (Agriculture)	450	26,550
Robert Half International, Inc. (Commercial Services)	198	9,702
Rockwell Automation, Inc. (Machinery-Diversified)	198	21,756
Rockwell Collins, Inc. (Aerospace/Defense)	198	15,543
Roper Industries, Inc. (Machinery-Diversified)	144	21,066
Ross Stores, Inc. (Retail)	306	23,127
Ryder System, Inc. (Transportation)	72	6,478
Safeway, Inc. (Food)	342	11,731
Salesforce.com, Inc.* (Software)	846	48,670
SanDisk Corp. (Computers)	324	31,736
SCANA Corp. (Electric)	216	10,716
Schlumberger, Ltd. (Oil & Gas Services)	1,890	192,195
Scripps Networks Interactive - Class A (Media)	144	11,245
Seagate Technology PLC (Computers)	486	27,833
Sealed Air Corp. (Packaging & Containers)	306	10,673
Sempra Energy (Gas)	342	36,040
Sherwin-Williams Co. (Chemicals)	126	27,593
Sigma-Aldrich Corp. (Chemicals)	180	24,482
Simon Property Group, Inc. (REIT)	450	73,989
Snap-on, Inc. (Hand/Machine Tools)	90	10,897
Southern Co. (Electric)	1,314	57,357
Southwest Airlines Co. (Airlines)	1,008	34,040
Southwestern Energy Co.* (Oil & Gas)	522	18,244
Spectra Energy Corp. (Pipelines)	990	38,867
St. Jude Medical, Inc. (Healthcare - Products)	414	24,894
Stanley Black & Decker, Inc. (Hand/Machine Tools)	234	20,777
Staples, Inc. (Retail)	936	11,326
Starbucks Corp. (Retail)	1,098	82,855
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	288	23,965
State Street Corp. (Banks)	612	45,049
Stericycle, Inc.* (Environmental Control)	126	14,687
Stryker Corp. (Healthcare - Products)	432	34,884
SunTrust Banks, Inc. (Banks)	774	29,435
Symantec Corp. (Internet)	1,008	23,698
Sysco Corp. (Food)	864	32,789
T. Rowe Price Group, Inc. (Diversified Financial Services)	378	29,635
Target Corp. (Retail)	936	58,668
TE Connectivity, Ltd. (Electronics)	594	32,842
TECO Energy, Inc. (Electric)	342	5,944
Tenet Healthcare Corp.* (Healthcare - Services)	144	8,552
Teradata Corp.* (Computers)	234	9,809
Tesoro Petroleum Corp. (Oil & Gas)	180	10,976
Texas Instruments, Inc. (Semiconductors)	1,566	74,683
Textron, Inc. (Miscellaneous Manufacturing)	414	14,900
The ADT Corp. (Commercial Services)	252	8,936
The AES Corp. (Electric)	972	13,783
The Charles Schwab Corp. (Diversified Financial Services)	1,674	49,199
The Chubb Corp. (Insurance)	360	32,789
The Dow Chemical Co. (Chemicals)	1,638	85,897
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	324	24,209
The Gap, Inc. (Retail)	396	16,509
The Goldman Sachs Group, Inc. (Banks)	594	109,041
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	396	8,944
The Hershey Co. (Food)	216	20,613
The Home Depot, Inc. (Retail)	1,980	181,645
The Interpublic Group of Cos., Inc. (Advertising)	612	11,212
The JM Smucker Co. - Class A (Food)	144	14,255
The Macerich Co. (REIT)	198	12,638
The Mosaic Co. (Chemicals)	468	20,784
The Travelers Cos., Inc. (Insurance)	504	47,346
The Williams Cos., Inc. (Pipelines)	990	54,797
Thermo Fisher Scientific, Inc. (Electronics)	576	70,100
Tiffany & Co. (Retail)	162	15,602
Time Warner Cable, Inc. (Media)	414	59,405
Time Warner, Inc. (Media)	1,260	94,765
TJX Cos., Inc. (Retail)	1,008	59,643
Torchmark Corp. (Insurance)	198	10,369
Total System Services, Inc. (Commercial Services)	234	7,245
Tractor Supply Co. (Retail)	198	12,179
Transocean, Ltd. (Oil & Gas)	504	16,113
TripAdvisor, Inc.* (Internet)	162	14,810
Twenty-First Century Fox, Inc. - Class A (Media)	2,754	94,434
Tyco International, Ltd. (Electronics)	648	28,881
Tyson Foods, Inc. - Class A (Food)	432	17,008
U.S. Bancorp (Banks)	2,646	110,682
Under Armour, Inc.* - Class A (Apparel)	252	17,413
Union Pacific Corp. (Transportation)	1,314	142,465
United Parcel Service, Inc. - Class B (Transportation)	1,026	100,846
United Rentals, Inc.* (Commercial Services)	144	15,998
United Technologies Corp. (Aerospace/Defense)	1,242	131,155
UnitedHealth Group, Inc. (Healthcare - Services)	1,422	122,647
Universal Health Services, Inc. - Class B (Healthcare - Services)	126	13,167
UnumProvident Corp. (Insurance)	378	12,996
Urban Outfitters, Inc.* (Retail)	144	5,285
V.F. Corp. (Apparel)	504	33,279
Valero Energy Corp. (Oil & Gas)	774	35,813

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Varian Medical Systems, Inc.* (Healthcare - Products)	144	$11,537
Ventas, Inc. (REIT)	432	26,762
VeriSign, Inc.* (Internet)	162	8,929
Verizon Communications, Inc. (Telecommunications)	6,066	303,239
Vertex Pharmaceuticals, Inc.* (Biotechnology)	342	38,410
Viacom, Inc. - Class B (Media)	558	42,933
Visa, Inc. - Class A (Diversified Financial Services)	720	153,626
Vornado Realty Trust (REIT)	252	25,190
Vulcan Materials Co. (Building Materials)	198	11,925
W.W. Grainger, Inc. (Distribution/Wholesale)	90	22,649
Walgreen Co. (Retail)	1,296	76,814
Wal-Mart Stores, Inc. (Retail)	2,304	176,187
Walt Disney Co. (Media)	2,304	205,124
Waste Management, Inc. (Environmental Control)	630	29,943
Waters Corp.* (Electronics)	126	12,489
WellPoint, Inc. (Healthcare - Services)	396	47,369
Wells Fargo & Co. (Banks)	6,966	361,327
Western Digital Corp. (Computers)	324	31,532
Western Union Co. (Commercial Services)	774	12,415
Weyerhaeuser Co. (REIT)	774	24,660
Whirlpool Corp. (Home Furnishings)	108	15,731
Whole Foods Market, Inc. (Food)	522	19,893
Windstream Holdings, Inc. (Telecommunications)	882	9,508
Wisconsin Energy Corp. (Electric)	324	13,932
Wyndham Worldwide Corp. (Lodging)	180	14,627
Wynn Resorts, Ltd. (Lodging)	126	23,572
Xcel Energy, Inc. (Electric)	738	22,435
Xerox Corp. (Office/Business Equipment)	1,584	20,956
Xilinx, Inc. (Semiconductors)	396	16,771
XL Group PLC (Insurance)	396	13,135
Xylem, Inc. (Machinery-Diversified)	270	9,582
Yahoo!, Inc.* (Internet)	1,350	55,013
YUM! Brands, Inc. (Retail)	648	46,643
Zimmer Holdings, Inc. (Healthcare - Products)	252	25,339
Zions Bancorp (Banks)	288	8,369
Zoetis, Inc. (Pharmaceuticals)	738	27,269
TOTAL COMMON STOCKS (Cost $21,000,650)		25,666,413

	Principal Amount	Value
Repurchase Agreements(b)(c)(29.5%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $12,839,000	$12,839,000	12,839,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,839,000)		12,839,000
TOTAL INVESTMENT SECURITIES (Cost $33,839,650) - 88.6%		38,505,413
Net other assets (liabilities) - 11.4%		4,962,397

NET ASSETS - 100.0%		$43,467,810

*	Non-income producing security
(a)	Number of shares is less than 0.50
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $5,976,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	16	12/22/14	$1,572,200	$(6,668)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	10/27/14	0.52%	$15,502,253	$(42,677)
SPDR S&P 500 ETF	Goldman Sachs International	10/27/14	0.43%	1,837,138	(4,411)
				17,339,391	(47,088)
S&P 500	UBS AG	10/27/14	0.47%	26,130,696	(38,440)
SPDR S&P 500 ETF	UBS AG	10/27/14	0.47%	15,707,751	(27,919)
				41,838,447	(66,359)
				$59,177,838	$(113,447)

^	Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraBull invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Advertising	$36,001	0.1%
Aerospace/Defense	505,695	1.2%
Agriculture	430,359	1.0%
Airlines	78,938	0.2%
Apparel	178,882	0.5%
Auto Manufacturers	177,056	0.4%
Auto Parts & Equipment	96,203	0.3%
Banks	1,938,859	4.5%
Beverages	589,205	1.3%
Biotechnology	741,566	1.7%
Building Materials	36,016	0.1%
Chemicals	658,465	1.5%
Coal	12,948	NM
Commercial Services	348,020	0.9%
Computers	1,571,755	3.7%
Cosmetics/Personal Care	445,935	1.0%
Distribution/Wholesale	66,135	0.2%
Diversified Financial Services	662,511	1.6%
Electric	692,259	1.7%
Electrical Components & Equipment	82,283	0.2%
Electronics	338,506	0.7%
Engineering & Construction	25,295	0.1%
Environmental Control	59,380	0.1%
Food	410,824	0.9%
Forest Products & Paper	40,393	0.1%
Gas	79,876	0.2%
Hand/Machine Tools	31,674	0.1%
Healthcare - Products	454,982	1.0%
Healthcare - Services	343,145	0.8%
Holding Companies - Diversified	11,157	NM
Home Builders	28,659	0.1%
Home Furnishings	26,319	0.1%
Household Products/Wares	81,805	0.2%
Housewares	13,626	NM
Insurance	1,083,190	2.5%
Internet	1,234,459	2.8%
Iron/Steel	31,413	0.1%
Leisure Time	45,610	0.1%
Lodging	84,829	0.2%
Machinery - Construction & Mining	98,763	0.2%
Machinery-Diversified	142,425	0.3%
Media	883,800	2.0%
Metal Fabricate/Hardware	51,166	0.1%
Mining	94,769	0.2%
Miscellaneous Manufacturing	791,376	1.8%
Office/Business Equipment	28,603	NM
Oil & Gas	1,923,978	4.4%
Oil & Gas Services	400,133	0.9%
Packaging & Containers	34,771	0.1%
Pharmaceuticals	1,909,611	4.5%
Pipelines	150,988	0.3%
Real Estate	12,312	NM
REIT	560,107	1.3%
Retail	1,534,239	3.4%
Savings & Loans	13,335	NM
Semiconductors	807,583	1.8%
Software	1,069,065	2.5%
Telecommunications	892,885	2.0%
Textiles	12,134	NM
Toys/Games/Hobbies	23,805	0.1%
Transportation	456,332	1.0%
Other**	17,801,397	40.9%
Total	$43,467,810	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (61.1%)
3D Systems Corp.* (Computers)	1,302	$60,374
Aaron’s, Inc. (Commercial Services)	837	20,356
Abercrombie & Fitch Co. - Class A (Retail)	930	33,796
ACI Worldwide, Inc.* (Software)	1,488	27,915
Acuity Brands, Inc. (Electrical Components & Equipment)	558	65,682
Acxiom Corp.* (Software)	1,023	16,931
ADTRAN, Inc. (Telecommunications)	744	15,274
Advance Auto Parts, Inc. (Retail)	930	121,179
Advanced Micro Devices, Inc.* (Semiconductors)	7,998	27,273
Advent Software, Inc. (Software)	558	17,610
Aecom Technology Corp.* (Engineering & Construction)	1,302	43,943
AGCO Corp. (Machinery-Diversified)	1,116	50,733
Alaska Air Group, Inc. (Airlines)	1,767	76,936
Albemarle Corp. (Chemicals)	1,023	60,255
Alexander & Baldwin, Inc. (Real Estate)	558	20,071
Alexandria Real Estate Equities, Inc. (REIT)	930	68,588
Align Technology, Inc.* (Healthcare - Products)	930	48,062
Alleghany Corp.* (Insurance)	186	77,776
Alliant Energy Corp. (Electric)	1,395	77,298
Alliant Techsystems, Inc. (Aerospace/Defense)	372	47,482
Allscripts Healthcare Solutions, Inc.* (Software)	2,139	28,695
AMC Networks, Inc.* - Class A (Media)	744	43,464
American Campus Communities, Inc. (REIT)	1,395	50,848
American Eagle Outfitters, Inc. (Retail)	2,232	32,409
American Financial Group, Inc. (Insurance)	930	53,838
ANN, Inc.* (Retail)	558	22,951
ANSYS, Inc.* (Software)	1,209	91,484
AOL, Inc.* (Internet)	1,023	45,984
Apollo Group, Inc.* - Class A (Commercial Services)	1,302	32,745
AptarGroup, Inc. (Miscellaneous Manufacturing)	837	50,806
Aqua America, Inc. (Water)	2,325	54,707
ARRIS Group, Inc.* (Telecommunications)	1,674	47,466
Arrow Electronics, Inc.* (Distribution/Wholesale)	1,302	72,066
Arthur J. Gallagher & Co. (Insurance)	2,046	92,808
Ascena Retail Group, Inc.* (Retail)	1,674	22,264
Ashland, Inc. (Chemicals)	930	96,813
Aspen Insurance Holdings, Ltd. (Insurance)	837	35,798
Associated Banc-Corp. (Banks)	1,953	34,021
Astoria Financial Corp. (Savings & Loans)	1,116	13,827
Atmel Corp.* (Semiconductors)	5,394	43,584
Atmos Energy Corp. (Gas)	1,302	62,105
Atwood Oceanics, Inc.* (Oil & Gas)	744	32,505
Avnet, Inc. (Electronics)	1,767	73,331
Bally Technologies, Inc.* (Entertainment)	465	37,526
BancorpSouth, Inc. (Banks)	1,116	22,476
Bank of Hawaii Corp. (Banks)	558	31,700
BE Aerospace, Inc.* (Aerospace/Defense)	1,395	117,096
Belden, Inc. (Electrical Components & Equipment)	558	35,723
Big Lots, Inc. (Retail)	744	32,029
BioMed Realty Trust, Inc. (REIT)	2,511	50,722
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	279	31,639
Black Hills Corp. (Electric)	558	26,717
Brinker International, Inc. (Retail)	837	42,511
Broadridge Financial Solutions, Inc. (Software)	1,581	65,817
Brown & Brown, Inc. (Insurance)	1,488	47,839
Brunswick Corp. (Leisure Time)	1,209	50,947
Cabela’s, Inc.* (Retail)	651	38,344
Cabot Corp. (Chemicals)	837	42,494
Cadence Design Systems, Inc.* (Computers)	3,720	64,021
Camden Property Trust (REIT)	1,116	76,479
CARBO Ceramics, Inc. (Oil & Gas Services)	279	16,525
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	837	67,278
Carpenter Technology Corp. (Iron/Steel)	651	29,393
Carter’s, Inc. (Apparel)	651	50,466
Cathay Bancorp, Inc. (Banks)	930	23,092
CBOE Holdings, Inc. (Diversified Financial Services)	1,116	59,734
CDK Global, Inc.* (Software)	2,046	62,587
Centene Corp.* (Healthcare - Services)	744	61,536
Charles River Laboratories International, Inc.* (Biotechnology)	558	33,335
Chico’s FAS, Inc. (Retail)	1,953	28,846
Church & Dwight, Inc. (Household Products/Wares)	1,767	123,973
Ciena Corp.* (Telecommunications)	1,395	23,324
Cinemark Holdings, Inc. (Entertainment)	1,302	44,320
City National Corp. (Banks)	651	49,261
Civeo Corp. (Commercial Services)	1,395	16,196
Clarcor, Inc. (Miscellaneous Manufacturing)	651	41,065
Clean Harbors, Inc.* (Environmental Control)	744	40,116
Cleco Corp. (Electric)	744	35,824
Cliffs Natural Resources, Inc. (Iron/Steel)	1,953	20,272
Cognex Corp.* (Machinery-Diversified)	1,116	44,941
Commerce Bancshares, Inc. (Banks)	1,023	45,672
Commercial Metals Co. (Iron/Steel)	1,488	25,400
Community Health Systems, Inc.* (Healthcare - Services)	1,488	81,527
CommVault Systems, Inc.* (Software)	558	28,123
Compass Minerals International, Inc. (Mining)	465	39,190
Compuware Corp. (Software)	2,883	30,589
Concur Technologies, Inc.* (Software)	651	82,560

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Convergys Corp. (Commercial Services)	1,302	$23,202
Conversant, Inc.* (Internet)	744	25,482
Con-way, Inc. (Transportation)	744	35,340
Copart, Inc.* (Retail)	1,488	46,597
CoreLogic, Inc.* (Commercial Services)	1,209	32,728
Corporate Office Properties Trust (REIT)	1,116	28,704
Corrections Corp. of America (REIT)	1,488	51,128
Covance, Inc.* (Healthcare - Services)	744	58,553
Crane Co. (Miscellaneous Manufacturing)	651	41,150
Cree, Inc.* (Semiconductors)	1,581	64,741
CST Brands, Inc. (Retail)	930	33,434
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,023	67,866
Cullen/Frost Bankers, Inc. (Banks)	744	56,923
Cypress Semiconductor Corp. (Semiconductors)	1,860	18,368
Cytec Industries, Inc. (Chemicals)	930	43,980
Dean Foods Co. (Food)	1,209	16,019
Deckers Outdoor Corp.* (Apparel)	465	45,189
Deluxe Corp. (Commercial Services)	651	35,909
DeVry, Inc. (Commercial Services)	744	31,851
Dick’s Sporting Goods, Inc. (Retail)	1,302	57,132
Diebold, Inc. (Computers)	837	29,563
Domino’s Pizza, Inc. (Retail)	744	57,258
Domtar Corp. (Forest Products & Paper)	837	29,404
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,674	68,015
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	930	25,361
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,023	84,152
Dril-Quip, Inc.* (Oil & Gas Services)	558	49,885
DST Systems, Inc. (Computers)	372	31,218
Duke Realty Corp. (REIT)	4,371	75,094
Eagle Materials, Inc. (Building Materials)	651	66,292
East West Bancorp, Inc. (Banks)	1,860	63,240
Eaton Vance Corp. (Diversified Financial Services)	1,488	56,142
Endo International PLC* (Pharmaceuticals)	1,953	133,468
Energen Corp. (Oil & Gas)	930	67,183
Energizer Holdings, Inc. (Electrical Components & Equipment)	837	103,127
Equinix, Inc.* (Internet)	651	138,325
Equity One, Inc. (REIT)	1,023	22,127
Esterline Technologies Corp.* (Aerospace/Defense)	372	41,392
Everest Re Group, Ltd. (Insurance)	558	90,402
Exelis, Inc. (Aerospace/Defense)	2,418	39,993
Extra Space Storage, Inc. (REIT)	1,395	71,940
FactSet Research Systems, Inc. (Media)	465	56,511
Fair Isaac Corp. (Software)	372	20,497
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,581	24,553
Federal Realty Investment Trust (REIT)	837	99,151
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,209	35,496
FEI Co. (Electronics)	558	42,084
First American Financial Corp. (Insurance)	1,395	37,832
First Horizon National Corp. (Banks)	3,069	37,687
First Niagara Financial Group, Inc. (Savings & Loans)	4,557	37,960
FirstMerit Corp. (Banks)	2,139	37,646
Flowers Foods, Inc. (Food)	2,418	44,394
Foot Locker, Inc. (Retail)	1,860	103,509
Fortinet, Inc.* (Telecommunications)	1,767	44,643
Fortune Brands Home & Security, Inc. (Building Materials)	2,046	84,111
FTI Consulting, Inc.* (Commercial Services)	558	19,508
Fulton Financial Corp. (Banks)	2,418	26,791
Gartner Group, Inc.* (Commercial Services)	1,116	81,992
GATX Corp. (Trucking & Leasing)	558	32,570
Genesee & Wyoming, Inc.* - Class A (Transportation)	651	62,047
Gentex Corp. (Electronics)	1,860	49,792
Global Payments, Inc. (Commercial Services)	837	58,490
Graco, Inc. (Machinery-Diversified)	744	54,297
Graham Holdings Co. - Class B (Media)	93	65,062
Granite Construction, Inc. (Engineering & Construction)	465	14,792
Great Plains Energy, Inc. (Electric)	1,953	47,204
Greif, Inc. - Class A (Packaging & Containers)	465	20,372
GUESS?, Inc. (Retail)	837	18,389
Gulfport Energy Corp.* (Oil & Gas)	1,116	59,594
Hancock Holding Co. (Banks)	1,023	32,787
Hanesbrands, Inc. (Apparel)	1,302	139,886
Hanover Insurance Group, Inc. (Insurance)	558	34,272
Harsco Corp. (Miscellaneous Manufacturing)	1,023	21,902
Hawaiian Electric Industries, Inc. (Electric)	1,302	34,568
HCC Insurance Holdings, Inc. (Insurance)	1,302	62,874
Health Net, Inc.* (Healthcare - Services)	1,023	47,171
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,302	28,722
Henry Schein, Inc.* (Healthcare - Products)	1,116	129,982
Herman Miller, Inc. (Office Furnishings)	744	22,209
Highwoods Properties, Inc. (REIT)	1,209	47,030
Hill-Rom Holdings, Inc. (Healthcare - Products)	744	30,824
HMS Holdings Corp.* (Commercial Services)	1,116	21,037
HNI Corp. (Office Furnishings)	558	20,082
HollyFrontier Corp. (Oil & Gas)	2,604	113,744
Hologic, Inc.* (Healthcare - Products)	3,162	76,931
Home Properties, Inc. (REIT)	744	43,331
Hospitality Properties Trust (REIT)	1,953	52,438
HSN, Inc. (Retail)	372	22,830
Hubbell, Inc. - Class B (Electrical Components & Equipment)	744	89,675
Huntington Ingalls Industries, Inc. (Shipbuilding)	651	67,841
IDACORP, Inc. (Electric)	651	34,900
IDEX Corp. (Machinery-Diversified)	1,023	74,035
IDEXX Laboratories, Inc.* (Healthcare - Products)	651	76,707
Informatica Corp.* (Software)	1,395	47,765
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	2,046	52,807
Ingredion, Inc. (Food)	930	70,485

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Integrated Device Technology, Inc.* (Semiconductors)	1,953	$31,150
InterDigital, Inc. (Telecommunications)	558	22,220
International Bancshares Corp. (Banks)	744	18,351
International Game Technology (Entertainment)	3,162	53,343
International Rectifier Corp.* (Semiconductors)	930	36,493
International Speedway Corp. - Class A (Entertainment)	372	11,770
Intersil Corp. - Class A (Semiconductors)	1,674	23,788
Itron, Inc.* (Electronics)	465	18,279
ITT Corp. (Miscellaneous Manufacturing)	1,209	54,332
J.B. Hunt Transport Services, Inc. (Transportation)	1,209	89,526
J.C. Penney Co., Inc.* (Retail)	3,906	39,216
Jack Henry & Associates, Inc. (Computers)	1,023	56,940
Janus Capital Group, Inc. (Diversified Financial Services)	1,953	28,397
Jarden Corp.* (Household Products/Wares)	1,581	95,034
JDS Uniphase Corp.* (Telecommunications)	2,976	38,093
JetBlue Airways Corp.* (Airlines)	3,162	33,580
John Wiley & Sons, Inc. (Media)	651	36,528
Jones Lang LaSalle, Inc. (Real Estate)	558	70,498
Kate Spade & Co.* (Retail)	1,674	43,908
KB Home (Home Builders)	1,209	18,062
KBR, Inc. (Engineering & Construction)	1,860	35,024
Kemper Corp. (Insurance)	651	22,232
Kennametal, Inc. (Hand/Machine Tools)	1,023	42,260
Kilroy Realty Corp. (REIT)	1,116	66,335
Kirby Corp.* (Transportation)	744	87,680
Knowles Corp.* (Telecommunications)	1,116	29,574
Lamar Advertising Co. - Class A (Advertising)	1,023	50,383
Lancaster Colony Corp. (Food)	279	23,793
Landstar System, Inc. (Transportation)	558	40,282
LaSalle Hotel Properties (REIT)	1,302	44,580
Leidos Holdings, Inc. (Commercial Services)	837	28,734
Lennox International, Inc. (Building Materials)	558	42,893
Lexmark International, Inc. - Class A (Computers)	837	35,573
Liberty Property Trust (REIT)	1,953	64,957
Life Time Fitness, Inc.* (Leisure Time)	465	23,455
LifePoint Hospitals, Inc.* (Healthcare - Services)	558	38,608
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,023	70,725
Live Nation, Inc.* (Commercial Services)	1,860	44,677
LKQ Corp.* (Distribution/Wholesale)	3,906	103,861
Louisiana-Pacific Corp.* (Building Materials)	1,860	25,277
M.D.C. Holdings, Inc. (Home Builders)	465	11,774
Mack-Cali Realty Corp. (REIT)	1,116	21,327
Manpower, Inc. (Commercial Services)	1,023	71,712
MDU Resources Group, Inc. (Electric)	2,511	69,831
Mednax, Inc.* (Healthcare - Services)	1,302	71,375
Mentor Graphics Corp. (Computers)	1,209	24,778
Mercury General Corp. (Insurance)	465	22,697
Meredith Corp. (Media)	465	19,902
Mettler Toledo International, Inc.* (Electronics)	372	95,280
Mid-America Apartment Communities, Inc. (REIT)	930	61,055
Minerals Technologies, Inc. (Chemicals)	465	28,695
MSA Safety, Inc. (Machinery - Construction & Mining)	372	18,377
MSC Industrial Direct Co. - Class A (Retail)	651	55,634
MSCI, Inc.* - Class A (Software)	1,488	69,966
Murphy USA, Inc.* (Oil & Gas)	558	29,607
National Fuel Gas Co. (Gas)	1,116	78,109
National Instruments Corp. (Electronics)	1,302	40,271
National Retail Properties, Inc. (REIT)	1,581	54,655
NCR Corp.* (Computers)	2,139	71,464
NeuStar, Inc.* - Class A (Telecommunications)	744	18,474
New York Community Bancorp (Savings & Loans)	5,673	90,030
NewMarket Corp. (Chemicals)	93	35,435
Nordson Corp. (Machinery-Diversified)	744	56,596
NOW, Inc.* (Oil & Gas Services)	1,395	42,422
NVR, Inc.* (Home Builders)	93	105,092
Oceaneering International, Inc. (Oil & Gas Services)	1,395	90,912
Office Depot, Inc.* (Retail)	6,231	32,027
OGE Energy Corp. (Electric Utilities)	2,604	96,634
Oil States International, Inc.* (Oil & Gas Services)	651	40,297
Old Dominion Freight Line, Inc.* (Transportation)	837	59,126
Old Republic International Corp. (Insurance)	3,162	45,153
Olin Corp. (Chemicals)	1,023	25,831
OMEGA Healthcare Investors, Inc. (REIT)	1,674	57,234
Omnicare, Inc. (Pharmaceuticals)	1,302	81,063
ONE Gas, Inc. (Gas)	651	22,297
Oshkosh Truck Corp. (Auto Manufacturers)	1,116	49,271
Owens & Minor, Inc. (Distribution/Wholesale)	837	27,403
Packaging Corp. of America (Packaging & Containers)	1,302	83,094
PacWest Bancorp (Banks)	1,209	49,847
Panera Bread Co.* - Class A (Retail)	372	60,532
Patterson-UTI Energy, Inc. (Oil & Gas)	1,860	60,506
Peabody Energy Corp. (Coal)	3,534	43,751
Plantronics, Inc. (Telecommunications)	558	26,661
PNM Resources, Inc. (Electric)	1,023	25,483
Polaris Industries, Inc. (Leisure Time)	744	111,444
Polycom, Inc.* (Telecommunications)	1,767	21,708
PolyOne Corp. (Chemicals)	1,209	43,016
Post Holdings, Inc.* (Food)	558	18,514
Potlatch Corp. (REIT)	558	22,437
Primerica, Inc. (Insurance)	744	35,875
Prosperity Bancshares, Inc. (Banks)	744	42,534
Protective Life Corp. (Insurance)	1,023	71,006
PTC, Inc.* (Software)	1,488	54,907
Questar Corp. (Gas)	2,232	49,751
R.R. Donnelley & Sons Co. (Commercial Services)	2,604	42,862
Rackspace Hosting, Inc.* (Internet)	1,488	48,434

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Raymond James Financial Corp. (Diversified Financial Services)	1,581	$84,710
Rayonier Advanced Materials, Inc. (Chemicals)	558	18,364
Rayonier, Inc. (REIT)	1,674	52,128
Realty Income Corp. (REIT)	2,883	117,597
Regal-Beloit Corp. (Hand/Machine Tools)	558	35,852
Regency Centers Corp. (REIT)	1,209	65,080
Reinsurance Group of America, Inc. (Insurance)	930	74,521
Reliance Steel & Aluminum Co. (Iron/Steel)	1,023	69,973
RenaissanceRe Holdings (Insurance)	558	55,794
Rent-A-Center, Inc. (Commercial Services)	651	19,758
ResMed, Inc. (Healthcare - Products)	1,767	87,060
RF Micro Devices, Inc.* (Telecommunications)	3,720	42,928
Riverbed Technology, Inc.* (Computers)	2,046	37,943
Rock-Tenn Co. - Class A (Packaging & Containers)	1,860	88,498
Rollins, Inc. (Commercial Services)	837	24,507
Rosetta Resources, Inc.* (Oil & Gas)	837	37,297
Rovi Corp.* (Semiconductors)	1,209	23,872
Rowan Cos. PLC - Class A (Oil & Gas)	1,581	40,015
Royal Gold, Inc. (Mining)	837	54,355
RPM, Inc. (Chemicals)	1,767	80,893
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	837	130,773
Science Applications International Corp. (Computers)	558	24,680
SEI Investments Co. (Commercial Services)	1,674	60,532
Semtech Corp.* (Semiconductors)	837	22,725
Senior Housing Properties Trust (REIT)	2,604	54,476
Sensient Technologies Corp. (Chemicals)	651	34,080
Service Corp. International (Commercial Services)	2,697	57,014
Signature Bank* (Banks)	651	72,952
Signet Jewelers, Ltd. (Retail)	1,023	116,530
Silgan Holdings, Inc. (Packaging & Containers)	558	26,226
Silicon Laboratories, Inc.* (Semiconductors)	558	22,677
Sirona Dental Systems, Inc.* (Healthcare - Products)	744	57,050
Skyworks Solutions, Inc. (Semiconductors)	2,418	140,364
SL Green Realty Corp. (REIT)	1,209	122,495
SLM Corp. (Diversified Financial Services)	5,487	46,969
SM Energy Co. (Oil & Gas)	837	65,287
Smith Corp. (Miscellaneous Manufacturing)	930	43,970
SolarWinds, Inc.* (Software)	837	35,196
Solera Holdings, Inc. (Software)	930	52,415
Sonoco Products Co. (Packaging & Containers)	1,302	51,156
Sotheby’s - Class A (Commercial Services)	837	29,898
SPX Corp. (Miscellaneous Manufacturing)	558	52,413
StanCorp Financial Group, Inc. (Insurance)	558	35,254
Steel Dynamics, Inc. (Iron/Steel)	3,069	69,390
STERIS Corp. (Healthcare - Products)	744	40,146
SunEdison, Inc.* (Semiconductors)	3,255	61,454
Superior Energy Services, Inc. (Oil & Gas Services)	1,953	64,195
SUPERVALU, Inc.* (Food)	2,697	24,111
SVB Financial Group* (Banks)	651	72,972
Synopsys, Inc.* (Computers)	2,046	81,217
Synovus Financial Corp. (Banks)	1,767	41,772
Taubman Centers, Inc. (REIT)	837	61,101
TCF Financial Corp. (Banks)	2,139	33,219
Tech Data Corp.* (Electronics)	465	27,370
Techne Corp. (Healthcare - Products)	465	43,501
Teleflex, Inc. (Healthcare - Products)	558	58,612
Telephone & Data Systems, Inc. (Telecommunications)	1,302	31,196
Tempur-Pedic International, Inc.* (Home Furnishings)	744	41,790
Teradyne, Inc. (Semiconductors)	2,604	50,492
Terex Corp. (Machinery - Construction & Mining)	1,395	44,319
The Cheesecake Factory, Inc. (Retail)	558	25,389
The Cooper Cos., Inc. (Healthcare - Products)	651	101,394
The Corporate Executive Board Co. (Commercial Services)	465	27,933
The Hain Celestial Group, Inc.* (Food)	651	66,631
The New York Times Co. - Class A (Media)	1,674	18,782
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	558	30,690
The Timken Co. (Metal Fabricate/Hardware)	1,023	43,365
The Ultimate Software Group, Inc.* (Software)	372	52,642
The Valspar Corp. (Chemicals)	1,023	80,807
The Wendy’s Co. (Retail)	3,534	29,191
Thor Industries, Inc. (Home Builders)	558	28,737
Thoratec Corp.* (Healthcare - Products)	744	19,887
Tibco Software, Inc.* (Internet)	1,953	46,149
Tidewater, Inc. (Transportation)	651	25,409
Time, Inc.* (Media)	1,395	32,685
TimkenSteel Corp. (Metal Fabricate/Hardware)	465	21,618
Toll Brothers, Inc.* (Home Builders)	2,046	63,753
Tootsie Roll Industries, Inc. (Food)	279	7,809
Towers Watson & Co. - Class A (Commercial Services)	930	92,535
Trimble Navigation, Ltd.* (Electronics)	3,348	102,114
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,046	95,590
Triumph Group, Inc. (Aerospace/Defense)	651	42,348
Trustmark Corp. (Banks)	837	19,280
Tupperware Corp. (Household Products/Wares)	651	44,945
TW Telecom, Inc.* (Telecommunications)	1,767	73,525
UDR, Inc. (REIT)	3,255	88,699
UGI Corp. (Gas)	2,232	76,089
Umpqua Holdings Corp. (Banks)	2,418	39,824
Unit Corp.* (Oil & Gas)	558	32,727
United Natural Foods, Inc.* (Food)	651	40,010
United States Steel Corp. (Iron/Steel)	1,860	72,856
United Therapeutics Corp.* (Biotechnology)	651	83,750
Universal Corp. (Agriculture)	279	12,385

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
URS Corp. (Engineering & Construction)	930		$53,576
Valley National Bancorp (Banks)	2,418		23,430
Valmont Industries, Inc. (Metal Fabricate/Hardware)	372		50,194
VCA Antech, Inc.* (Pharmaceuticals)	1,116		43,892
Vectren Corp. (Gas)	1,023		40,818
Vectrus, Inc.* (Aerospace/Defense)	—	(a)	7
VeriFone Systems, Inc.* (Computers)	1,488		51,157
Vishay Intertechnology, Inc. (Electronics)	1,767		25,250
W.R. Berkley Corp. (Insurance)	1,302		62,236
Wabtec Corp. (Machinery-Diversified)	1,209		97,977
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,116		57,686
Washington Federal, Inc. (Savings & Loans)	1,302		26,509
Washington Prime Group, Inc. (REIT)	2,046		35,764
Waste Connections, Inc. (Environmental Control)	1,581		76,711
Watsco, Inc. (Distribution/Wholesale)	372		32,059
Webster Financial Corp. (Banks)	1,209		35,230
Weingarten Realty Investors (REIT)	1,488		46,872
WellCare Health Plans, Inc.* (Healthcare - Services)	558		33,670
Werner Enterprises, Inc. (Transportation)	558		14,062
Westar Energy, Inc. (Electric)	1,674		57,117
WEX, Inc.* (Commercial Services)	465		51,299
WGL Holdings, Inc. (Gas)	651		27,420
Whitewave Foods Co.* (Food)	2,232		81,089
Williams-Sonoma, Inc. (Retail)	1,116		74,292
Woodward, Inc. (Electronics)	744		35,429
World Fuel Services Corp. (Retail)	930		37,126
Worthington Industries, Inc. (Metal Fabricate/Hardware)	651		24,230
WPX Energy, Inc.* (Oil & Gas)	2,604		62,652
Zebra Technologies Corp.* - Class A (Machinery-Diversified)	651		46,202
TOTAL COMMON STOCKS (Cost $13,525,629)			19,904,181

	Principal Amount	Value
Repurchase Agreements(b)(c)(27.4%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $8,923,000	$8,923,000	8,923,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,923,000)		8,923,000
TOTAL INVESTMENT SECURITIES (Cost $22,448,629) - 88.5%		28,827,181
Net other assets (liabilities) - 11.5%		3,751,062

NET ASSETS - 100.0%		$32,578,243

*	Non-income producing security
(a)	Number of shares is less than 0.50
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $5,735,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	16	12/22/14	$2,184,160	$(95,068)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	10/27/14	0.52%	$13,960,331	$(125,901)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	10/27/14	0.27%	5,286,538	(47,341)
				19,246,869	(173,242)
S&P MidCap 400	UBS AG	10/27/14	0.42%	16,152,183	(112,995)
SPDR S&P MidCap 400 ETF	UBS AG	10/27/14	0.42%	7,795,230	(34,486)
				23,947,413	(147,481)
				$43,194,282	$(320,723)

^	Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraMid-Cap invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Advertising	$50,383	0.2%
Aerospace/Defense	288,318	0.9%
Agriculture	12,385	NM
Airlines	110,516	0.3%
Apparel	235,541	0.7%
Auto Manufacturers	49,271	0.2%
Banks	910,707	2.8%
Biotechnology	216,590	0.7%
Building Materials	218,573	0.7%
Chemicals	590,663	1.8%
Coal	43,751	0.1%
Commercial Services	925,475	2.8%
Computers	568,928	1.8%
Distribution/Wholesale	288,196	0.9%
Diversified Financial Services	369,134	1.1%
Electric	408,942	1.3%
Electric Utilities	96,634	0.3%
Electrical Components & Equipment	294,207	0.9%
Electronics	509,200	1.6%
Engineering & Construction	147,335	0.5%
Entertainment	172,320	0.5%
Environmental Control	116,827	0.4%
Food	392,855	1.2%
Forest Products & Paper	29,404	0.1%
Gas	356,589	1.1%
Hand/Machine Tools	148,837	0.5%
Healthcare - Products	770,156	2.3%
Healthcare - Services	392,440	1.1%
Home Builders	227,418	0.7%
Home Furnishings	41,790	0.1%
Household Products/Wares	294,642	0.9%
Insurance	958,207	3.0%
Internet	304,374	0.9%
Iron/Steel	287,284	0.8%
Leisure Time	185,846	0.6%
Machinery - Construction & Mining	62,696	0.2%
Machinery-Diversified	424,781	1.3%
Media	272,934	0.8%
Metal Fabricate/Hardware	139,407	0.5%
Mining	93,545	0.3%
Miscellaneous Manufacturing	536,521	1.6%
Office Furnishings	42,291	0.1%
Oil & Gas	601,117	1.8%
Oil & Gas Services	417,110	1.3%
Packaging & Containers	269,346	0.8%
Pharmaceuticals	389,196	1.2%
Real Estate	90,569	0.3%
REIT	1,774,372	5.4%
Retail	1,227,323	3.9%
Savings & Loans	168,326	0.5%
Semiconductors	591,534	1.8%
Shipbuilding	67,841	0.2%
Software	785,699	2.5%
Telecommunications	435,086	1.2%
Transportation	413,472	1.3%
Trucking & Leasing	32,570	0.1%
Water	54,707	0.2%
Other**	12,674,062	38.9%
Total	$32,578,243	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (57.8%)
1-800-Flowers.com, Inc.* - Class A (Internet)	560	$4,026
1st United Bancorp, Inc. (Banks)	480	4,090
22nd Century Group, Inc.* (Agriculture)	960	2,419
8x8, Inc.* (Telecommunications)	1,120	7,482
AAON, Inc. (Building Materials)	480	8,165
AAR Corp. (Aerospace/Defense)	480	11,592
Abaxis, Inc. (Healthcare - Products)	240	12,170
ABIOMED, Inc.* (Healthcare - Products)	480	11,918
ABM Industries, Inc. (Commercial Services)	640	16,442
Abraxas Petroleum Corp.* (Oil & Gas)	1,120	5,914
Acacia Research Corp. (Investment Companies)	640	9,907
Acadia Healthcare Co., Inc.* (Healthcare - Services)	400	19,401
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	880	21,789
Acadia Realty Trust (REIT)	640	17,651
Accelerate Diagnostics, Inc.* (Healthcare - Products)	320	6,874
Acco Brands Corp.* (Household Products/Wares)	1,440	9,936
Accuray, Inc.* (Healthcare - Products)	960	6,970
Accuride Corp.* (Auto Parts & Equipment)	800	3,032
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	400	2,196
Aceto Corp. (Chemicals)	400	7,728
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,200	11,976
ACI Worldwide, Inc.* (Software)	1,200	22,512
Acorda Therapeutics, Inc.* (Biotechnology)	480	16,262
Actua Corp.* (Diversified Financial Services)	480	7,690
Actuant Corp. - Class A (Miscellaneous Manufacturing)	800	24,416
Actuate Corp.* (Software)	880	3,432
Acxiom Corp.* (Software)	880	14,564
ADTRAN, Inc. (Telecommunications)	640	13,139
Advanced Emissions Solutions, Inc.* (Environmental Control)	320	6,806
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	480	9,019
Advent Software, Inc. (Software)	560	17,674
Advisory Board Co.* (Commercial Services)	400	18,636
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	320	10,682
Aegion Corp.* (Engineering & Construction)	480	10,680
Aeropostale, Inc.* (Retail)	1,360	4,474
Affymetrix, Inc.* (Healthcare - Products)	960	7,661
AG Mortgage Investment Trust, Inc. (REIT)	400	7,120
Agenus, Inc.* (Biotechnology)	1,120	3,483
Air Methods Corp.* (Healthcare - Services)	400	22,220
Air Transport Services Group, Inc.* (Transportation)	720	5,242
Aircastle, Ltd. (Diversified Financial Services)	720	11,779
AK Steel Holding Corp.* (Iron/Steel)	1,600	12,816
Akorn, Inc.* (Pharmaceuticals)	720	26,115
Albany International Corp. - Class A (Machinery-Diversified)	320	10,893
Albany Molecular Research, Inc.* (Commercial Services)	320	7,062
Alexander & Baldwin, Inc. (Real Estate)	560	20,143
Alimera Sciences, Inc.* (Pharmaceuticals)	560	3,035
ALLETE, Inc. (Electric)	480	21,307
Alliance One International, Inc.* (Agriculture)	1,600	3,152
Allied Nevada Gold Corp.* (Mining)	1,520	5,031
ALON USA Energy, Inc. (Oil & Gas)	400	5,744
Alpha & Omega Semiconductor LT* (Semiconductors)	400	3,760
Alpha Natural Resources, Inc.* (Coal)	2,720	6,745
Altisource Residential Corp. (Real Estate)	640	15,360
Altra Holdings, Inc. (Machinery-Diversified)	320	9,331
AMAG Pharmaceuticals, Inc.* (Biotechnology)	320	10,211
Ambac Financial Group, Inc.* (Insurance)	480	10,608
Ambarella, Inc.* (Semiconductors)	320	13,974
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	320	7,357
Amedisys, Inc.* (Healthcare - Services)	400	8,068
American Assets Trust, Inc. (REIT)	400	13,188
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	800	13,416
American Capital Mortgage Investment Corp. (REIT)	640	12,045
American Eagle Energy Corp.* (Oil & Gas)	640	2,605
American Eagle Outfitters, Inc. (Retail)	2,080	30,202
American Equity Investment Life Holding Co. (Insurance)	800	18,304
American Realty Capital Healthcare Trust, Inc. (REIT)	1,840	19,283
American Residential Properties, Inc.* (REIT)	400	7,336
American Software, Inc. - Class A (Software)	400	3,528
American States Water Co. (Water)	480	14,602
American Vanguard Corp. (Chemicals)	400	4,480
Ameris Bancorp (Banks)	320	7,024
Amkor Technology, Inc.* (Semiconductors)	1,040	8,746
AMN Healthcare Services, Inc.* (Commercial Services)	640	10,048
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	640	2,259
AmSurg Corp.* (Healthcare - Services)	400	20,020

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
AmTrust Financial Services, Inc. (Insurance)	320	$12,742
Amyris, Inc.* (Energy-Alternate Sources)	720	2,729
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	400	9,788
Angie’s List, Inc.* (Internet)	560	3,567
AngioDynamics, Inc.* (Healthcare - Products)	400	5,488
Anixter International, Inc. (Telecommunications)	320	27,149
ANN, Inc.* (Retail)	480	19,742
Antares Pharma, Inc.* (Pharmaceuticals)	1,840	3,367
Anworth Mortgage Asset Corp. (REIT)	1,600	7,664
Apogee Enterprises, Inc. (Building Materials)	320	12,736
Apollo Commercial Real Estate Finance, Inc. (REIT)	560	8,798
Apollo Residential Mortgage, Inc. (REIT)	400	6,172
Applied Industrial Technologies, Inc. (Machinery-Diversified)	480	21,912
Applied Micro Circuits Corp.* (Semiconductors)	960	6,720
Approach Resources, Inc.* (Oil & Gas)	480	6,960
Aratana Therapeutics, Inc.* (Pharmaceuticals)	400	4,016
ARC Document Solutions, Inc.* (Commercial Services)	720	5,832
ArcBest Corp. (Transportation)	320	11,936
Arch Coal, Inc. (Coal)	2,640	5,597
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,480	10,391
Ares Commercial Real Estate Corp. (REIT)	400	4,676
Argo Group International Holdings, Ltd. (Insurance)	320	16,099
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,920	10,368
ARMOUR Residential REIT, Inc. (REIT)	4,000	15,400
Array BioPharma, Inc.* (Pharmaceuticals)	1,680	5,998
Arrowhead Research Corp.* (Commercial Services)	640	9,453
Aruba Networks, Inc.* (Telecommunications)	1,200	25,896
Asbury Automotive Group, Inc.* (Retail)	320	20,614
Ashford Hospitality Prime, Inc. (REIT)	400	6,092
Ashford Hospitality Trust (REIT)	880	8,994
Aspen Technology, Inc.* (Software)	960	36,210
Associated Estates Realty Corp. (REIT)	720	12,607
Astoria Financial Corp. (Savings & Loans)	1,040	12,886
Atlantic Power Corp. (Electric)	1,680	3,998
Atlas Air Worldwide Holdings, Inc.* (Transportation)	320	10,566
Atricure, Inc.* (Healthcare - Products)	400	5,888
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	560	16,716
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	1,920	22,886
AVG Technologies N.V.* (Software)	480	7,958
Avista Corp. (Electric)	640	19,539
Axcelis Technologies, Inc.* (Semiconductors)	2,080	4,139
Axiall Corp. (Chemicals)	720	25,784
AZZ, Inc. (Miscellaneous Manufacturing)	320	13,366
B&G Foods, Inc. - Class A (Food)	560	15,428
Balchem Corp. (Chemicals)	320	18,102
Baltic Trading, Ltd. (Transportation)	800	3,312
Banc of California, Inc. (Savings & Loans)	480	5,582
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Multi-National)	400	12,272
Bancorp, Inc.* (Banks)	480	4,123
BancorpSouth, Inc. (Banks)	1,040	20,946
Bank Mutual Corp. (Savings & Loans)	800	5,128
Bank of the Ozarks, Inc. (Banks)	880	27,738
Bankrate, Inc.* (Internet)	800	9,088
Barnes & Noble, Inc.* (Retail)	480	9,475
Barnes Group, Inc. (Miscellaneous Manufacturing)	560	16,996
Basic Energy Services, Inc.* (Oil & Gas Services)	400	8,676
Bazaarvoice, Inc.* (Internet)	720	5,321
BBCN Bancorp, Inc. (Banks)	880	12,839
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	560	14,269
Beazer Homes USA, Inc.* (Home Builders)	320	5,370
bebe Stores, Inc. (Retail)	880	2,042
Belden, Inc. (Electrical Components & Equipment)	480	30,729
Belmond, Ltd.* (Lodging)	1,120	13,060
Benchmark Electronics, Inc.* (Electronics)	640	14,214
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	400	5,112
Berkshire Hills Bancorp, Inc. (Savings & Loans)	320	7,517
Berry Plastics Group, Inc.* (Packaging & Containers)	960	24,230
BGC Partners, Inc. - Class A (Diversified Financial Services)	2,000	14,860
Bill Barrett Corp.* (Oil & Gas)	560	12,342
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	880	8,606
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	560	9,570
Bio-Path Holdings, Inc.* (Pharmaceuticals)	1,360	2,734
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	320	8,979
BioScrip, Inc.* (Pharmaceuticals)	880	6,081
Biotelemetry, Inc.* (Healthcare - Products)	480	3,221
Biotime, Inc.* (Biotechnology)	1,120	3,517
BJ’s Restaurants, Inc.* (Retail)	320	11,517
Black Diamond, Inc.* (Leisure Time)	400	3,024
Black Hills Corp. (Electric)	480	22,982
Blackbaud, Inc. (Software)	480	18,859
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	560	18,144
Bloomin Brands, Inc.* (Retail)	880	16,139
Blount International, Inc.* (Miscellaneous Manufacturing)	640	9,683
Blucora, Inc.* (Internet)	560	8,534
Bob Evans Farms, Inc. (Retail)	320	15,149
Boingo Wireless, Inc.* (Internet)	480	3,422
Boise Cascade Co.* (Building Materials)	480	14,467
Bonanza Creek Energy, Inc.* (Oil & Gas)	400	22,760

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Boston Private Financial Holdings, Inc. (Banks)	960	$11,894
Bottomline Technologies, Inc.* (Software)	480	13,243
Boulder Brands, Inc.* (Food)	720	9,814
Boyd Gaming Corp.* (Lodging)	960	9,754
BPZ Resources, Inc.* (Oil & Gas)	1,760	3,362
Brady Corp. - Class A (Electronics)	560	12,566
Briggs & Stratton Corp. (Machinery-Diversified)	560	10,091
Bright Horizons Family Solutions, Inc.* (Commercial Services)	320	13,459
Brightcove, Inc.* (Internet)	480	2,678
Bristow Group, Inc. (Transportation)	400	26,880
BroadSoft, Inc.* (Internet)	400	8,416
Brookline Bancorp, Inc. (Savings & Loans)	880	7,524
Brooks Automation, Inc. (Semiconductors)	880	9,249
Brown Shoe Co., Inc. (Retail)	480	13,022
Brunswick Corp. (Leisure Time)	960	40,454
Builders FirstSource, Inc.* (Building Materials)	720	3,924
Burlington Stores, Inc.* (Retail)	320	12,755
C&J Energy Services, Inc.* (Oil & Gas Services)	480	14,664
Cabot Microelectronics Corp.* (Semiconductors)	320	13,264
CACI International, Inc.* - Class A (Computers)	240	17,105
Caesars Acquisition Co.* - Class A (Investment Companies)	640	6,061
Caesars Entertainment Corp.* (Lodging)	640	8,051
Calamp Corp.* (Telecommunications)	480	8,458
Calgon Carbon Corp.* (Environmental Control)	640	12,403
California Water Service Group (Water)	560	12,566
Calix, Inc.* (Telecommunications)	640	6,125
Callaway Golf Co. (Leisure Time)	1,040	7,530
Callidus Software, Inc.* (Software)	640	7,693
Callon Petroleum Co.* (Oil & Gas)	560	4,934
Cambrex Corp.* (Biotechnology)	400	7,472
Campus Crest Communities, Inc. (REIT)	880	5,632
Cantel Medical Corp. (Healthcare - Products)	400	13,752
Capital Bank Financial Corp.* - Class A (Banks)	320	7,642
Capital Senior Living Corp.* (Healthcare - Services)	400	8,492
Capitol Federal Financial, Inc. (Savings & Loans)	1,600	18,912
Capstead Mortgage Corp. (REIT)	1,120	13,709
Capstone Turbine Corp.* (Electrical Components & Equipment)	4,480	4,794
Cardinal Financial Corp. (Banks)	400	6,828
Cardiovascular System, Inc.* (Healthcare - Products)	320	7,562
Cardtronics, Inc.* (Commercial Services)	480	16,896
Career Education Corp.* (Commercial Services)	1,040	5,283
CareTrust REIT, Inc.* (REIT)	320	4,576
Carmike Cinemas, Inc.* (Entertainment)	320	9,914
Carrizo Oil & Gas, Inc.* (Oil & Gas)	480	25,834
Carrols Restaurant Group, Inc.* (Retail)	640	4,550
Cascade Bancorp* (Banks)	640	3,232
Casella Waste System, Inc.* - Class A (Environmental Control)	720	2,772
Casey’s General Stores, Inc. (Retail)	400	28,680
Cash America International, Inc. (Retail)	320	14,016
Cathay Bancorp, Inc. (Banks)	880	21,850
Cavium, Inc.* (Semiconductors)	560	27,850
CBIZ, Inc.* (Commercial Services)	640	5,037
Ceco Environmental Corp. (Environmental Control)	320	4,288
Cedar Realty Trust, Inc. (REIT)	1,120	6,608
Celadon Group, Inc. (Transportation)	320	6,224
Celldex Therapeutics, Inc.* (Biotechnology)	1,040	13,478
Cempra, Inc.* (Pharmaceuticals)	400	4,384
Centerstate Banks, Inc. (Banks)	560	5,796
Central European Media Enterprises, Ltd.* - Class A (Media)	1,360	3,060
Central Garden & Pet Co.* - Class A (Household Products/Wares)	640	5,146
Century Aluminum Co.* (Mining)	640	16,621
Cenveo, Inc.* (Commercial Services)	1,040	2,569
Cepheid, Inc.* (Healthcare - Products)	720	31,702
Cerus Corp.* (Healthcare - Products)	1,200	4,812
CEVA, Inc.* (Semiconductors)	320	4,301
Chambers Street Properties (REIT)	2,640	19,879
Channeladvisor Corp.* (Internet)	240	3,936
Chart Industries, Inc.* (Machinery-Diversified)	320	19,562
Charter Financial Corp. (Savings & Loans)	400	4,280
Chatham Lodging Trust (REIT)	320	7,386
CHC Group, Ltd.* (Transportation)	560	3,136
Checkpoint Systems, Inc.* (Electronics)	560	6,849
Chegg, Inc.* (Internet)	960	5,990
Chemical Financial Corp. (Banks)	400	10,756
Chemocentryx, Inc.* (Pharmaceuticals)	640	2,880
Chemtura Corp.* (Chemicals)	1,040	24,263
Chesapeake Lodging Trust (REIT)	560	16,324
Chimerix, Inc.* (Pharmaceuticals)	320	8,838
Chiquita Brands International, Inc.* (Food)	640	9,088
Christopher & Banks Corp.* (Retail)	560	5,538
CIBER, Inc.* (Computers)	1,200	4,116
Ciena Corp.* (Telecommunications)	1,120	18,726
Cincinnati Bell, Inc.* (Telecommunications)	2,560	8,627
Cinedigm Corp.* - Class A (Internet)	1,440	2,232
Cirrus Logic, Inc.* (Semiconductors)	720	15,012
Citizens, Inc.* (Insurance)	720	4,651
Civeo Corp. (Commercial Services)	1,040	12,074
Clarcor, Inc. (Miscellaneous Manufacturing)	560	35,325
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	880	6,864
Clearwater Paper Corp.* (Forest Products & Paper)	240	14,426
Cleco Corp. (Electric)	640	30,817
Clifton Bancorp, Inc. (Savings & Loans)	400	5,036
Cloud Peak Energy, Inc.* (Coal)	720	9,086
Clovis Oncology, Inc.* (Pharmaceuticals)	320	14,515
ClubCorp Holdings, Inc. (Leisure Time)	320	6,346
CNO Financial Group, Inc. (Insurance)	2,320	39,348
CoBiz Financial, Inc. (Banks)	560	6,261

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Coeur d’Alene Mines Corp.* (Mining)	1,280	$6,349
Cogent Communications Group, Inc. (Internet)	560	18,822
Cognex Corp.* (Machinery-Diversified)	880	35,437
Coherent, Inc.* (Electronics)	240	14,729
Cohu, Inc. (Semiconductors)	400	4,788
Colony Financial, Inc. (REIT)	1,040	23,275
Columbia Banking System, Inc. (Banks)	560	13,894
Comfort Systems USA, Inc. (Building Materials)	480	6,504
Commercial Metals Co. (Iron/Steel)	1,280	21,850
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	480	2,966
Community Bank System, Inc. (Banks)	480	16,123
CommVault Systems, Inc.* (Software)	480	24,192
Compuware Corp. (Software)	2,400	25,464
comScore, Inc.* (Internet)	400	14,564
Comstock Resources, Inc. (Oil & Gas)	560	10,427
Comverse, Inc.* (Telecommunications)	320	7,146
CONMED Corp. (Healthcare - Products)	320	11,789
Conn’s, Inc.* (Retail)	320	9,686
Consolidated Communications Holdings, Inc. (Telecommunications)	480	12,023
Constant Contact, Inc.* (Internet)	400	10,856
Consumer Portfolio Services, Inc.* (Diversified Financial Services)	480	3,077
Convergys Corp. (Commercial Services)	1,120	19,958
Conversant, Inc.* (Internet)	720	24,661
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	720	20,664
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,200	3,216
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	240	12,730
Corenergy Infrastructure Trust (REIT)	560	4,189
CoreSite Realty Corp. (REIT)	240	7,889
Cornerstone OnDemand, Inc.* (Software)	560	19,270
Cousins Properties, Inc. (REIT)	2,160	25,812
Cowen Group, Inc.* - Class A (Diversified Financial Services)	1,600	6,000
Crawford & Co. (Insurance)	480	3,960
Cray, Inc.* (Computers)	480	12,595
Crocs, Inc.* (Apparel)	1,040	13,083
Cross Country Healthcare, Inc.* (Commercial Services)	560	5,202
Crown Media Holdings, Inc.* (Media)	880	2,816
CryoLife, Inc. (Healthcare - Products)	480	4,738
CSG Systems International, Inc. (Software)	400	10,512
CTI BioPharma Corp.* (Biotechnology)	2,000	4,840
CTS Corp. (Electronics)	400	6,356
CubeSmart (REIT)	1,520	27,330
Cubic Corp. (Aerospace/Defense)	240	11,232
CUI Global, Inc.* (Electronics)	400	2,896
Cumulus Media, Inc.* - Class A (Media)	1,680	6,770
Curtiss-Wright Corp. (Aerospace/Defense)	480	31,642
Customers Bancorp, Inc.* (Banks)	320	5,747
CVB Financial Corp. (Banks)	1,200	17,219
Cyan, Inc.* (Telecommunications)	720	2,246
Cyberonics, Inc.* (Healthcare - Products)	320	16,371
Cynosure, Inc.* - Class A (Healthcare - Products)	320	6,720
Cypress Semiconductor Corp. (Semiconductors)	1,760	17,380
CYS Investments, Inc. (REIT)	1,840	15,162
Cytokinetics, Inc.* (Biotechnology)	720	2,534
Cytori Therapeutics, Inc.* (Pharmaceuticals)	1,440	973
CytRx Corp.* (Biotechnology)	960	2,438
Daktronics, Inc. (Home Furnishings)	560	6,882
Dana Holding Corp. (Auto Parts & Equipment)	1,680	32,206
Darling International, Inc.* (Environmental Control)	1,760	32,243
DCT Industrial Trust, Inc. (REIT)	3,520	26,435
DealerTrack Holdings, Inc.* (Software)	560	24,310
Dean Foods Co. (Food)	1,040	13,780
del Frisco’s Restaurant Group* (Retail)	320	6,125
Delek US Holdings, Inc. (Oil & Gas)	640	21,197
Deluxe Corp. (Commercial Services)	560	30,891
Demand Media, Inc.* (Internet Software & Services)	160	1,416
Demandware, Inc.* (Software)	320	16,294
Dendreon Corp.* (Biotechnology)	2,400	3,456
Denny’s Corp.* (Retail)	1,120	7,874
DepoMed, Inc.* (Pharmaceuticals)	720	10,937
Derma Sciences, Inc.* (Pharmaceuticals)	400	3,332
Destination XL Group, Inc.* (Retail)	720	3,398
Dexcom, Inc.* (Healthcare - Products)	800	31,992
DHT Holdings, Inc. (Transportation)	960	5,914
Diamond Foods, Inc.* (Food)	320	9,155
Diamond Resorts International, Inc.* (Leisure Time)	400	9,104
Diamondback Energy, Inc.* (Oil & Gas)	400	29,911
DiamondRock Hospitality Co. (REIT)	2,080	26,374
Dice Holdings, Inc.* (Internet)	640	5,363
Digi International, Inc.* (Software)	480	3,600
Digital River, Inc.* (Software)	480	6,970
DigitalGlobe, Inc.* (Telecommunications)	800	22,800
Dime Community Bancshares, Inc. (Savings & Loans)	480	6,912
Diodes, Inc.* (Semiconductors)	400	9,568
Dorman Products, Inc.* (Auto Parts & Equipment)	320	12,819
Dot Hill Systems Corp.* (Computers)	1,040	3,931
Douglas Dynamics, Inc. (Auto Parts & Equipment)	320	6,240
Drew Industries, Inc. (Building Materials)	240	10,126
DSP Group, Inc.* (Semiconductors)	400	3,548
DuPont Fabros Technology, Inc. (REIT)	720	19,469
Dyax Corp.* (Pharmaceuticals)	1,600	16,192
Dycom Industries, Inc.* (Engineering & Construction)	400	12,284
Dynavax Technologies Corp.* (Biotechnology)	3,840	5,491
Dynegy, Inc.* (Electric)	1,040	30,014
Dynex Capital, Inc. (REIT)	800	6,464
E.W. Scripps Co.* - Class A (Media)	400	6,524
E2open, Inc.* (Software)	320	2,979
Eagle Bancorp, Inc.* (Banks)	320	10,182

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
EarthLink Holdings Corp. (Telecommunications)	1,520	$5,198
EastGroup Properties, Inc. (REIT)	320	19,389
Ebix, Inc. (Software)	400	5,672
Echo Global Logistics, Inc.* (Transportation)	320	7,536
Education Management Corp.* (Commercial Services)	1,280	1,395
Education Realty Trust, Inc. (REIT)	1,360	13,981
El Paso Electric Co. (Electric)	480	17,544
Electro Scientific Industries, Inc. (Electronics)	480	3,259
Electronics for Imaging, Inc.* (Computers)	480	21,202
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	320	5,357
Ellie Mae, Inc.* (Diversified Financial Services)	320	10,432
EMCOR Group, Inc. (Engineering & Construction)	720	28,771
Emerald Oil, Inc.* (Oil & Gas)	800	4,920
Emergent Biosolutions, Inc.* (Biotechnology)	400	8,524
Empire District Electric Co. (Electric)	480	11,592
Empire State Realty Trust, Inc. - Class A (REIT)	1,040	15,621
Employers Holdings, Inc. (Insurance)	400	7,700
Emulex Corp.* (Semiconductors)	1,120	5,533
Encore Capital Group, Inc.* (Diversified Financial Services)	320	14,179
Encore Wire Corp. (Electrical Components & Equipment)	240	8,902
Endocyte, Inc.* (Biotechnology)	640	3,891
Endologix, Inc.* (Healthcare - Products)	800	8,480
Endurance International Group Holdings, Inc.* (Internet)	400	6,508
Energy Recovery, Inc.* (Environmental Control)	720	2,549
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,040	11,804
EnerNOC, Inc.* (Electric)	400	6,784
EnerSys (Electrical Components & Equipment)	480	28,147
Ennis, Inc. (Commercial Services)	400	5,268
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	240	14,527
Entegris, Inc.* (Semiconductors)	1,520	17,480
Entercom Communications Corp.* - Class A (Media)	400	3,212
Entravision Communications Corp. - Class A (Media)	880	3,485
Entropic Communications, Inc.* (Semiconductors)	1,440	3,830
Envestnet, Inc.* (Software)	400	18,000
Enzo Biochem, Inc.* (Biotechnology)	720	3,708
EPAM Systems, Inc.* (Computers)	400	17,516
EPIQ Systems, Inc. (Software)	480	8,429
EPR Properties (REIT)	560	28,380
Equity One, Inc. (REIT)	720	15,574
Era Group, Inc.* (Transportation)	240	5,220
ESCO Technologies, Inc. (Electronics)	320	11,130
Essent Group, Ltd.* (Insurance)	480	10,277
Esterline Technologies Corp.* (Aerospace/Defense)	320	35,606
Ethan Allen Interiors, Inc. (Home Furnishings)	320	7,296
Euronet Worldwide, Inc.* (Commercial Services)	560	26,762
EverBank Financial Corp. (Savings & Loans)	1,040	18,366
Evercore Partners, Inc. - Class A (Diversified Financial Services)	400	18,800
EVERTEC, Inc. (Commercial Services)	720	16,085
Exact Sciences Corp.* (Biotechnology)	960	18,605
ExamWorks Group, Inc.* (Commercial Services)	400	13,100
Exar Corp.* (Semiconductors)	560	5,012
Excel Trust, Inc. (REIT)	640	7,533
EXCO Resources, Inc. (Oil & Gas)	1,840	6,146
Exelixis, Inc.* (Biotechnology)	2,480	3,794
ExlService Holdings, Inc.* (Commercial Services)	400	9,764
Express, Inc.* (Retail)	960	14,986
Exterran Holdings, Inc. (Oil & Gas Services)	640	28,359
Extreme Networks, Inc.* (Telecommunications)	1,360	6,514
EZCORP, Inc.* - Class A (Retail)	640	6,342
F.N.B. Corp. (Banks)	1,840	22,062
Fabrinet* (Miscellaneous Manufacturing)	480	7,008
Fair Isaac Corp. (Software)	400	22,040
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,360	21,121
Fairpoint Communications, Inc.* (Telecommunications)	320	4,854
Federal Signal Corp. (Miscellaneous Manufacturing)	720	9,533
Federal-Mogul Corp.* (Auto Parts & Equipment)	400	5,948
FEI Co. (Electronics)	480	36,201
FelCor Lodging Trust, Inc. (REIT)	1,440	13,478
Female Health Co. (Healthcare - Products)	560	1,954
Ferro Corp.* (Chemicals)	880	12,751
Fiesta Restaurant Group, Inc.* (Retail)	320	15,898
Financial Engines, Inc. (Diversified Financial Services)	560	19,159
Finisar Corp.* (Telecommunications)	1,040	17,295
First American Financial Corp. (Insurance)	1,120	30,375
First Bancorp* (Banks)	1,360	6,460
First Busey Corp. (Banks)	1,040	5,793
First Cash Financial Services, Inc.* (Retail)	320	17,914
First Commonwealth Financial Corp. (Banks)	1,120	9,397
First Financial Bancorp (Banks)	720	11,398
First Financial Bankshares, Inc. (Banks)	720	20,009
First Industrial Realty Trust, Inc. (REIT)	1,200	20,292
First Merchants Corp. (Banks)	480	9,701
First Midwest Bancorp, Inc. (Banks)	880	14,159
First Potomac Realty Trust (REIT)	720	8,460
FirstMerit Corp. (Banks)	1,760	30,976
Five Below, Inc.* (Retail)	560	22,182
Five Star Quality Care, Inc.* (Healthcare - Services)	800	3,016
Flagstar BanCorp, Inc.* (Savings & Loans)	320	5,386

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fleetmatics Group PLC* (Computers)	400	$12,200
Flotek Industries, Inc.* (Oil & Gas Services)	560	14,599
Fluidigm Corp.* (Electronics)	320	7,840
Flushing Financial Corp. (Savings & Loans)	400	7,308
Forest Oil Corp.* (Oil & Gas)	2,000	2,340
Forestar Group, Inc.* (Real Estate)	480	8,506
FormFactor, Inc.* (Semiconductors)	800	5,736
Forum Energy Technologies, Inc.* (Oil & Gas Services)	640	19,591
Forward Air Corp. (Transportation)	320	14,346
Francesca’s Holdings Corp.* (Retail)	560	7,801
Franklin Electric Co., Inc. (Hand/Machine Tools)	560	19,454
Franklin Street Properties Corp. (REIT)	1,040	11,669
Fred’s, Inc. - Class A (Retail)	480	6,720
Fresh Del Monte Produce, Inc. (Food)	400	12,760
Frontline, Ltd.* (Transportation)	1,280	1,613
FTI Consulting, Inc.* (Commercial Services)	480	16,781
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	2,960	6,186
Fuller (H.B.) Co. (Chemicals)	560	22,232
Furmanite Corp.* (Metal Fabricate/Hardware)	560	3,786
FutureFuel Corp. (Energy-Alternate Sources)	320	3,805
FX Energy, Inc.* (Oil & Gas)	1,040	3,162
FXCM, Inc. (Diversified Financial Services)	560	8,876
Gain Capital Holdings, Inc. (Diversified Financial Services)	480	3,058
Galena Biopharma, Inc.* (Biotechnology)	1,760	3,626
GasLog, Ltd. (Transportation)	480	10,565
Gastar Exploration, Inc.* (Oil & Gas)	800	4,696
GenCorp, Inc.* (Aerospace/Defense)	720	11,498
Generac Holdings, Inc.* (Electrical Components & Equipment)	720	29,189
General Cable Corp. (Electrical Components & Equipment)	560	8,445
General Communication, Inc.* - Class A (Telecommunications)	560	6,110
Genesco, Inc.* (Retail)	240	17,940
GenMark Diagnostics, Inc.* (Healthcare - Products)	560	5,023
Gentherm, Inc.* (Auto Parts & Equipment)	400	16,892
Gentiva Health Services, Inc.* (Healthcare - Services)	400	6,712
Getty Realty Corp. (REIT)	320	5,440
GFI Group, Inc. (Diversified Financial Services)	1,360	7,358
Gibraltar Industries, Inc.* (Building Materials)	400	5,476
Gigamon, Inc.* (Telecommunications)	320	3,350
Glacier Bancorp, Inc. (Banks)	800	20,688
Glatfelter (Forest Products & Paper)	480	10,536
Glimcher Realty Trust (REIT)	1,600	21,664
Global Brass & Copper Holdings, Inc. (Metal Fabricate/Hardware)	320	4,694
Global Cash Access Holdings, Inc.* (Commercial Services)	880	5,940
Global Eagle Entertainment, Inc.* (Internet)	560	6,283
Globalstar, Inc.* (Telecommunications)	3,200	11,712
Globe Specialty Metals, Inc. (Mining)	720	13,097
Globus Med, Inc.* - Class A (Healthcare - Products)	720	14,162
Glu Mobile, Inc.* (Software)	1,280	6,618
Gogo, Inc.* (Telecommunications)	640	10,790
Gold Resource Corp. (Mining)	720	3,686
Goodrich Petroleum Corp.* (Oil & Gas)	400	5,928
Government Properties Income Trust (REIT)	640	14,022
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,360	6,229
Gramercy Property Trust, Inc. (REIT)	1,520	8,755
Grand Canyon Education, Inc.* (Commercial Services)	480	19,570
Granite Construction, Inc. (Engineering & Construction)	480	15,269
Graphic Packaging Holding Co.* (Packaging & Containers)	3,440	42,759
Gray Television, Inc.* (Media)	640	5,043
Great Lakes Dredge & Dock Co.* (Commercial Services)	880	5,438
Greatbatch, Inc.* (Healthcare - Products)	320	13,635
Green Dot Corp.* - Class A (Commercial Services)	400	8,456
Green Plains Renewable Energy (Energy-Alternate Sources)	400	14,956
Greenhill & Co., Inc. (Diversified Financial Services)	320	14,877
Greenlight Capital Re, Ltd.* - Class A (Insurance)	320	10,371
Griffon Corp. (Building Materials)	560	6,378
Group 1 Automotive, Inc. (Retail)	240	17,450
GSI Group, Inc.* (Electronics)	480	5,515
GT Advanced Technologies, Inc.* (Semiconductors)	1,440	15,596
GUESS?, Inc. (Retail)	720	15,818
Guidewire Software, Inc.* (Software)	720	31,925
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	320	10,032
H&E Equipment Services, Inc. (Commercial Services)	400	16,112
Hackett Group, Inc. (Commercial Services)	560	3,338
Haemonetics Corp.* (Healthcare - Products)	560	19,555
Halcon Resources Corp.* (Oil & Gas)	2,880	11,405
Halozyme Therapeutics, Inc.* (Biotechnology)	1,200	10,920
Hampton Roads Bankshares, Inc.* (Banks)	1,440	2,203
Hancock Holding Co. (Banks)	880	28,204
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	400	8,208
Hanmi Financial Corp. (Banks)	400	8,064
Hannon Armstrong Sustainable I (Diversified Financial Services)	320	4,422
Harbinger Group, Inc.* (Holding Companies - Diversified)	960	12,595
Harmonic, Inc.* (Telecommunications)	1,200	7,608

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Harsco Corp. (Miscellaneous Manufacturing)	880	$18,841
Harte-Hanks, Inc. (Advertising)	720	4,586
Harvest Natural Resources, Inc.* (Oil & Gas)	800	2,936
Hatteras Financial Corp. (REIT)	1,040	18,678
Haverty Furniture Cos., Inc. (Retail)	240	5,230
Hawaiian Holdings, Inc.* (Airlines)	560	7,532
Headwaters, Inc.* (Building Materials)	880	11,035
Healthcare Realty Trust, Inc. (REIT)	1,040	24,627
Healthcare Services Group, Inc. (Commercial Services)	800	22,888
HealthSouth Corp. (Healthcare - Services)	960	35,424
HealthStream, Inc.* (Internet)	320	7,683
Healthways, Inc.* (Healthcare - Services)	400	6,408
Heartland Express, Inc. (Transportation)	640	15,334
Heartland Payment Systems, Inc. (Commercial Services)	400	19,088
Hecla Mining Co. (Mining)	4,000	9,920
HEICO Corp. (Aerospace/Defense)	720	33,624
Helen of Troy, Ltd.* (Household Products/Wares)	320	16,806
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,120	24,707
Hercules Offshore, Inc.* (Oil & Gas)	2,080	4,576
Heritage Commerce Corp. (Banks)	400	3,284
Heritage Financial Corp. (Banks)	400	6,336
Heritage Oaks Bancorp (Banks)	480	3,360
Herman Miller, Inc. (Office Furnishings)	640	19,104
Hersha Hospitality Trust (REIT)	2,320	14,778
HFF, Inc. - Class A (Real Estate)	400	11,580
Hibbett Sports, Inc.* (Retail)	320	13,642
Higher One Holdings, Inc.* (Diversified Financial Services)	880	2,174
Highwoods Properties, Inc. (REIT)	960	37,344
Hill International, Inc.* (Commercial Services)	560	2,240
Hillenbrand, Inc. (Miscellaneous Manufacturing)	720	22,241
Hilltop Holdings, Inc.* (Insurance)	800	16,040
HMS Holdings Corp.* (Commercial Services)	960	18,096
HNI Corp. (Office Furnishings)	480	17,275
Home Bancshares, Inc. (Banks)	560	16,470
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	800	16,952
HomeTrust Bancshares, Inc.* (Savings & Loans)	320	4,675
Horace Mann Educators Corp. (Insurance)	480	13,685
Horizon Pharma PLC* (Pharmaceuticals)	800	9,824
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	400	13,092
Horsehead Holding Corp.* (Mining)	1,360	22,481
Houghton Mifflin Harcourt Co.* (Media)	1,200	23,328
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	1,520	5,578
HSN, Inc. (Retail)	400	24,548
Hub Group, Inc.* - Class A (Transportation)	400	16,212
Hudson Pacific Properties, Inc. (REIT)	640	15,782
Huron Consulting Group, Inc.* (Commercial Services)	240	14,633
IBERIABANK Corp. (Banks)	320	20,003
Iconix Brand Group, Inc.* (Apparel)	480	17,731
IDACORP, Inc. (Electric)	560	30,022
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,200	2,748
iGATE Corp.* (Computers)	400	14,688
IGI Laboratories, Inc.* (Pharmaceuticals)	640	5,965
II-VI, Inc.* (Electronics)	640	7,533
Immersion Corp.* (Computers)	480	4,118
ImmunoGen, Inc.* (Biotechnology)	1,040	11,014
Immunomedics, Inc.* (Biotechnology)	1,360	5,059
Impax Laboratories, Inc.* (Pharmaceuticals)	800	18,968
Imperva, Inc.* (Software)	320	9,194
Incontact, Inc.* (Software)	800	6,956
Independent Bank Corp. (Banks)	320	11,430
Independent Bank Corp./Mi (Banks)	400	4,768
Infinera Corp.* (Telecommunications)	1,440	15,365
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	640	8,589
Infoblox, Inc.* (Software)	720	10,620
Information Services Group, Inc.* (Commercial Services)	720	2,736
Inland Real Estate Corp. (REIT)	1,040	10,306
InnerWorkings, Inc.* (Software)	560	4,530
Innophos Holdings, Inc. (Chemicals)	240	13,222
Innospec, Inc. (Chemicals)	320	11,488
Inovio Pharmaceuticals, Inc.* (Biotechnology)	800	7,880
Inphi Corp.* (Semiconductors)	400	5,752
Insight Enterprises, Inc.* (Computers)	480	10,862
Insmed, Inc.* (Biotechnology)	480	6,264
Insperity, Inc. (Commercial Services)	320	8,749
Insulet Corp.* (Healthcare - Products)	640	23,584
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	320	15,885
Integrated Device Technology, Inc.* (Semiconductors)	1,440	22,968
Integrated Silicon Solution, Inc. (Semiconductors)	400	5,496
Inteliquent, Inc. (Telecommunications)	480	5,976
Intelsat S.A.* (Telecommunications)	400	6,856
InterDigital, Inc. (Telecommunications)	480	19,114
Interface, Inc. (Office Furnishings)	800	12,912
Internap Network Services Corp.* (Internet)	800	5,520
International Bancshares Corp. (Banks)	640	15,786
International Rectifier Corp.* (Semiconductors)	800	31,393
International Speedway Corp. - Class A (Entertainment)	320	10,125
Intersil Corp. - Class A (Semiconductors)	1,440	20,462
Interval Leisure Group, Inc. (Leisure Time)	480	9,144
Intevac, Inc.* (Machinery-Diversified)	480	3,202
Intralinks Holdings, Inc.* (Internet)	640	5,184
Intrepid Potash, Inc.* (Chemicals)	640	9,888
Intrexon Corp.* (Biotechnology)	400	7,432
Invacare Corp. (Healthcare - Products)	400	4,724
InvenSense, Inc.* (Electronics)	800	15,784
Invesco Mortgage Capital, Inc. (REIT)	1,360	21,379

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Investment Technology Group, Inc.* (Diversified Financial Services)	480	$7,565
Investors Bancorp, Inc. (Savings & Loans)	3,760	38,089
Investors Real Estate Trust (REIT)	1,280	9,856
ION Geophysical Corp.* (Oil & Gas Services)	1,760	4,910
Iridium Communications, Inc.* (Telecommunications)	1,040	9,204
iRobot Corp.* (Home Furnishings)	320	9,744
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	1,280	16,582
Isis Pharmaceuticals, Inc.* (Biotechnology)	1,200	46,597
Isle of Capri Casinos, Inc.* (Entertainment)	480	3,600
iStar Financial, Inc.* (REIT)	960	12,960
Itron, Inc.* (Electronics)	400	15,724
ITT Educational Services, Inc.* (Commercial Services)	320	1,373
Ixia* (Telecommunications)	720	6,581
IXYS Corp. (Semiconductors)	400	4,200
j2 Global, Inc. (Computers)	480	23,694
Jack in the Box, Inc. (Retail)	400	27,276
Janus Capital Group, Inc. (Diversified Financial Services)	1,680	24,427
JetBlue Airways Corp.* (Airlines)	2,640	28,037
Jive Software, Inc.* (Software)	640	3,731
John Bean Technologies Corp. (Miscellaneous Manufacturing)	320	9,002
Journal Communications, Inc.* - Class A (Media)	640	5,395
K12, Inc.* (Commercial Services)	400	6,384
Kaman Corp. - Class A (Aerospace/Defense)	320	12,576
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	880	24,614
KB Home (Home Builders)	960	14,342
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	720	7,294
Kelly Services, Inc. - Class A (Commercial Services)	400	6,268
KEMET Corp.* (Electronics)	800	3,296
Kemper Corp. (Insurance)	480	16,392
Kennedy-Wilson Holdings, Inc. (Real Estate)	800	19,168
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,040	14,300
Key Energy Services, Inc.* (Oil & Gas Services)	1,520	7,357
Kforce, Inc. (Commercial Services)	320	6,262
Kimball International, Inc. - Class B (Home Furnishings)	480	7,224
Kindred Healthcare, Inc. (Healthcare - Services)	640	12,416
Kite Realty Group Trust (REIT)	400	9,696
Knight Transportation, Inc. (Transportation)	640	17,529
Knightsbridge Tankers, Ltd. (Transportation)	480	4,248
Knoll, Inc. (Office Furnishings)	560	9,694
Kodiak Oil & Gas Corp.* (Oil & Gas)	2,800	37,996
Kofax, Ltd.* (Software)	960	7,430
Kopin Corp.* (Semiconductors)	1,280	4,352
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	240	7,958
Korn/Ferry International* (Commercial Services)	560	13,944
Kraton Performance Polymers, Inc.* (Chemicals)	400	7,124
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	720	4,723
Krispy Kreme Doughnuts, Inc.* (Retail)	800	13,728
Kronos Worldwide, Inc. (Chemicals)	320	4,410
La Quinta Holdings, Inc.* (Lodging)	560	10,634
Laclede Group, Inc. (Gas)	400	18,560
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	1,600	6,784
Lakeland Bancorp, Inc. (Banks)	560	5,466
Landec Corp.* (Chemicals)	400	4,900
Lannett Co., Inc.* (Pharmaceuticals)	320	14,618
LaSalle Hotel Properties (REIT)	1,120	38,348
Lattice Semiconductor Corp.* (Semiconductors)	1,440	10,800
La-Z-Boy, Inc. (Home Furnishings)	640	12,666
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	880	5,271
Lee Enterprises, Inc.* (Media)	960	3,245
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	3,440	4,850
Lexington Realty Trust (REIT)	2,240	21,930
Libbey, Inc.* (Housewares)	320	8,403
Liberator Medical Holdings, Inc. (Pharmaceuticals)	800	2,504
Life Time Fitness, Inc.* (Leisure Time)	480	24,211
LifeLock, Inc.* (Commercial Services)	960	13,718
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	240	11,278
Limelight Networks, Inc.* (Internet)	1,200	2,802
Lionbridge Technologies, Inc.* (Internet)	960	4,320
Liquidity Services, Inc.* (Internet)	400	5,500
Lithia Motors, Inc. - Class A (Retail)	240	18,166
Littelfuse, Inc. (Electrical Components & Equipment)	240	20,443
LivePerson, Inc.* (Computers)	720	9,065
LogMeIn, Inc.* (Telecommunications)	320	14,742
Louisiana-Pacific Corp.* (Building Materials)	1,520	20,657
LSI Industries, Inc. (Building Materials)	480	2,914
LTC Properties, Inc. (REIT)	400	14,756
Lumber Liquidators Holdings, Inc.* (Retail)	320	18,362
Luminex Corp.* (Healthcare - Products)	480	9,360
M.D.C. Holdings, Inc. (Home Builders)	480	12,154
M/I Schottenstein Homes, Inc.* (Home Builders)	320	6,342
Macatawa Bank Corp. (Banks)	640	3,072
Mack-Cali Realty Corp. (REIT)	960	18,346
MacroGenics, Inc.* (Biotechnology)	320	6,688
Magellan Health Services, Inc.* (Healthcare - Services)	320	17,514
Magnum Hunter Resources Corp.* (Oil & Gas)	2,240	12,477
Maiden Holdings, Ltd. (Insurance)	640	7,091
Mainsource Financial Group, Inc. (Banks)	320	5,520
Manhattan Associates, Inc.* (Computers)	800	26,736
MannKind Corp.* (Pharmaceuticals)	2,480	14,657

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ManTech International Corp. - Class A (Software)	320	$8,624
Marchex, Inc. - Class B (Advertising)	480	1,992
Marin Software, Inc.* (Advertising)	400	3,440
MarineMax, Inc.* (Retail)	400	6,740
MarketAxess Holdings, Inc. (Diversified Financial Services)	400	24,744
Marketo, Inc.* (Internet)	320	10,336
Marriott Vacations Worldwide Corp.* (Entertainment)	320	20,291
Marten Transport, Ltd. (Transportation)	320	5,699
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	720	2,592
Masimo Corp.* (Healthcare - Products)	560	11,917
Masonite International Corp.* (Building Materials)	320	17,722
MasTec, Inc.* (Engineering & Construction)	720	22,046
Matador Resources Co.* (Oil & Gas)	800	20,680
Materion Corp. (Mining)	240	7,361
Matrix Service Co.* (Oil & Gas Services)	320	7,718
Matson, Inc. (Transportation)	480	12,014
Matthews International Corp. - Class A (Commercial Services)	320	14,045
MAXIMUS, Inc. (Commercial Services)	720	28,894
Maxlinear, Inc.* - Class A (Semiconductors)	480	3,302
Maxwell Technologies, Inc.* (Computers)	400	3,488
MB Financial, Inc. (Banks)	640	17,715
McDermott International, Inc.* (Oil & Gas Services)	2,640	15,101
McGrath Rentcorp (Commercial Services)	320	10,944
MDC Partners, Inc. - Class A (Advertising)	480	9,211
Meadowbrook Insurance Group, Inc. (Insurance)	800	4,680
MedAssets, Inc.* (Software)	720	14,918
Media General, Inc.* - Class A (Media)	640	8,390
Medical Properties Trust, Inc. (REIT)	1,840	22,558
Medidata Solutions, Inc.* (Software)	560	24,803
Mentor Graphics Corp. (Computers)	1,040	21,315
Mercury Computer Systems, Inc.* (Computers)	480	5,285
Meredith Corp. (Media)	400	17,120
Merge Healthcare, Inc.* (Healthcare - Products)	1,520	3,344
Meridian Bioscience, Inc. (Healthcare - Products)	480	8,491
Merit Medical Systems, Inc.* (Healthcare - Products)	560	6,653
Meritage Homes Corp.* (Home Builders)	400	14,200
Meritor, Inc.* (Auto Parts & Equipment)	1,120	12,152
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,200	10,536
Methode Electronics, Inc. (Electronics)	400	14,748
MGE Energy, Inc. (Electric)	400	14,904
MGIC Investment Corp.* (Insurance)	3,600	28,116
Micrel, Inc. (Semiconductors)	640	7,699
Microsemi Corp.* (Semiconductors)	1,040	26,426
Midstates Pete Co., Inc.* (Oil & Gas)	640	3,232
Millennial Media, Inc.* (Advertising)	1,200	2,232
Miller Energy Resources, Inc.* (Oil & Gas)	640	2,816
MiMedx Group, Inc.* (Healthcare - Products)	1,200	8,556
Minerals Technologies, Inc. (Chemicals)	400	24,684
MKS Instruments, Inc. (Semiconductors)	560	18,693
Mobile Mini, Inc. (Storage/Warehousing)	480	16,786
Modine Manufacturing Co.* (Auto Parts & Equipment)	560	6,647
ModusLink Global Solutions, Inc.* (Internet)	880	3,142
Molina Healthcare, Inc.* (Healthcare - Services)	320	13,536
Molycorp, Inc.* (Mining)	2,560	3,046
Momenta Pharmaceuticals, Inc.* (Biotechnology)	640	7,258
MoneyGram International, Inc.* (Commercial Services)	400	5,016
Monmouth Real Estate Investment Corp. - Class A (REIT)	720	7,286
Monolithic Power Systems, Inc. (Semiconductors)	400	17,620
Monotype Imaging Holdings, Inc. (Software)	480	13,594
Monro Muffler Brake, Inc. (Commercial Services)	320	15,530
Monster Worldwide, Inc.* (Commercial Services)	1,200	6,600
Montpelier Re Holdings, Ltd. (Insurance)	480	14,923
Moog, Inc.* - Class A (Aerospace/Defense)	480	32,832
Morgans Hotel Group Co.* (Lodging)	560	4,519
Move, Inc.* (Internet)	561	11,753
MSA Safety, Inc. (Machinery - Construction & Mining)	320	15,808
Mueller Industries, Inc. (Metal Fabricate/Hardware)	640	18,266
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,840	15,235
Multimedia Games Holding Co., Inc.* (Entertainment)	400	14,404
Myers Industries, Inc. (Miscellaneous Manufacturing)	400	7,056
MYR Group, Inc.* (Engineering & Construction)	320	7,706
Nanometrics, Inc.* (Semiconductors)	320	4,832
NanoViricides, Inc.* (Pharmaceuticals)	800	2,400
National Bank Holdings Corp. (Holding Companies - Diversified)	480	9,178
National CineMedia, Inc. (Entertainment)	720	10,447
National General Holdings Corp. (Insurance)	480	8,107
National Health Investors, Inc. (REIT)	400	22,856
National Penn Bancshares, Inc. (Banks)	1,360	13,206
Natus Medical, Inc.* (Healthcare - Products)	400	11,804
Nautilus, Inc.* (Leisure Time)	480	5,746
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	2,800	3,696
Navigant Consulting Co.* (Commercial Services)	640	8,902
Navios Maritime Acquisition Corp. (Transportation)	1,360	3,686
Navios Maritime Holdings, Inc. (Transportation)	960	5,760

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NBT Bancorp, Inc. (Banks)	480	$10,810
NCI Building Systems, Inc.* (Building Materials)	400	7,760
Nektar Therapeutics, Inc.* (Pharmaceuticals)	1,440	17,381
Nelnet, Inc. - Class A (Diversified Financial Services)	240	10,342
Neogen Corp.* (Pharmaceuticals)	400	15,800
NeoStem, Inc.* (Healthcare - Services)	480	2,654
NETGEAR, Inc.* (Telecommunications)	400	12,500
NetScout Systems, Inc.* (Computers)	400	18,320
Neuralstem, Inc.* (Biotechnology)	1,120	3,674
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	880	13,790
NeuStar, Inc.* - Class A (Telecommunications)	640	15,891
New Jersey Resources Corp. (Gas)	480	24,245
New Media Investment Group, Inc. (Internet)	400	6,652
New Residential Investment Corp. (REIT)	3,120	18,190
New York & Co., Inc.* (Retail)	800	2,424
New York Mortgage Trust, Inc. (REIT)	1,120	8,098
New York REIT, Inc. (REIT)	1,920	19,738
NewBridge Bancorp* (Banks)	560	4,250
Newpark Resources, Inc.* (Oil & Gas Services)	1,040	12,938
Newport Corp.* (Electronics)	480	8,506
NewStar Financial, Inc.* (Diversified Financial Services)	400	4,496
Nexstar Broadcasting Group, Inc. - Class A (Media)	320	12,934
NIC, Inc. (Internet)	800	13,776
NMI Holdings, Inc.* - Class A (Insurance)	640	5,536
Noranda Aluminum Holding Corp. (Mining)	960	4,339
North Atlantic Drilling, Ltd. (Oil & Gas)	880	5,861
Northern Oil & Gas, Inc.* (Oil & Gas)	720	10,238
Northfield BanCorp, Inc. (Savings & Loans)	640	8,717
Northwest Bancshares, Inc. (Savings & Loans)	1,120	13,552
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	640	3,219
Northwest Natural Gas Co. (Gas)	320	13,520
NorthWestern Corp. (Electric)	400	18,144
Novavax, Inc.* (Biotechnology)	2,480	10,342
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,120	29,120
NRG Yield, Inc. (Electric)	240	11,293
Nutrisystem, Inc. (Food)	400	6,148
NuVasive, Inc.* (Healthcare - Products)	480	16,738
NxStage Medical, Inc.* (Healthcare - Products)	720	9,454
Oclaro, Inc.* (Telecommunications)	1,760	2,517
Office Depot, Inc.* (Retail)	5,680	29,195
OFG Bancorp (Banks)	560	8,389
Ohr Pharmaceutical, Inc.* (Pharmaceuticals)	400	2,900
Old National Bancorp (Banks)	1,200	15,564
Olin Corp. (Chemicals)	880	22,220
Olympic Steel, Inc. (Metal Fabricate/Hardware)	320	6,582
OM Group, Inc. (Chemicals)	400	10,380
Omega Protein Corp.* (Pharmaceuticals)	320	4,000
Omeros Corp.* (Biotechnology)	480	6,106
Omnicell, Inc.* (Software)	400	10,932
OmniVision Technologies, Inc.* (Semiconductors)	640	16,934
Omnova Solutions, Inc.* (Chemicals)	640	3,437
On Assignment, Inc.* (Commercial Services)	560	15,036
Oncothyreon, Inc.* (Biotechnology)	1,280	2,458
ONE Gas, Inc. (Gas)	560	19,180
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	320	4,931
Opko Health, Inc.* (Pharmaceuticals)	2,160	18,382
OraSure Technologies, Inc.* (Healthcare - Products)	800	5,776
Orbcomm, Inc.* (Telecommunications)	720	4,140
Orbital Sciences Corp.* (Aerospace/Defense)	640	17,792
Orbitz Worldwide, Inc.* (Internet)	720	5,666
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	1,440	6,134
Organovo Holdings, Inc.* (Biotechnology)	880	5,606
Orion Marine Group, Inc.* (Engineering & Construction)	480	4,790
Oritani Financial Corp. (Savings & Loans)	560	7,890
Otter Tail Corp. (Electric)	400	10,668
Outerwall, Inc.* (Diversified Financial Services)	240	13,464
Owens & Minor, Inc. (Distribution/Wholesale)	720	23,573
Pacific Biosciences of California, Inc.* (Biotechnology)	880	4,321
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	320	4,467
Pacific Sunwear of California, Inc.* (Retail)	1,280	2,304
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	400	38,769
Pain Therapeutics, Inc.* (Pharmaceuticals)	720	2,815
Papa John’s International, Inc. (Retail)	320	12,797
PAREXEL International Corp.* (Commercial Services)	640	40,378
Park Electrochemical Corp. (Electronics)	240	5,652
Park Sterling Corp. (Banks)	720	4,774
Parker Drilling Co.* (Oil & Gas)	1,520	7,509
Parkervision, Inc.* (Telecommunications)	2,160	2,462
Parkway Properties, Inc. (REIT)	800	15,024
Parsley Energy, Inc.* - Class A (Oil & Gas)	560	11,945
Pattern Energy Group, Inc. (Energy-Alternate Sources)	480	14,841
PDC Energy, Inc.* (Oil & Gas)	400	20,116
PDF Solutions, Inc.* (Software)	400	5,044
PDL BioPharma, Inc. (Biotechnology)	1,840	13,745
Pebblebrook Hotel Trust (REIT)	720	26,885
Pegasystems, Inc. (Software)	480	9,173
Pendrell Corp.* (Commercial Services)	2,800	3,752
Penn National Gaming, Inc.* (Entertainment)	960	10,762
Penn Virginia Corp.* (Oil & Gas)	800	10,168
Pennsylvania REIT (REIT)	800	15,952

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PennyMac Mortgage Investment Trust (REIT)	800	$17,144
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	2,800	3,808
Peregrine Semiconductor Corp.* (Semiconductors)	560	6,927
Perficient, Inc.* (Internet)	480	7,195
Performant FINL Corp.* (Commercial Services)	480	3,878
Pericom Semiconductor Corp.* (Semiconductors)	400	3,896
Pernix Therapeutics Holdings I* (Pharmaceuticals)	560	4,301
PetMed Express, Inc. (Retail)	320	4,352
PetroQuest Energy, Inc.* (Oil & Gas)	880	4,946
PGT, Inc.* (Building Materials)	720	6,710
PharMerica Corp.* (Pharmaceuticals)	400	9,772
PHH Corp.* (Commercial Services)	640	14,310
Photronics, Inc.* (Semiconductors)	800	6,440
Physicians Realty Trust (REIT)	480	6,586
PICO Holdings, Inc.* (Water)	320	6,384
Piedmont Natural Gas Co., Inc. (Gas)	800	26,824
Pier 1 Imports, Inc. (Retail)	1,040	12,366
Pike Electric Corp.* (Electric)	480	5,707
Pinnacle Entertainment, Inc.* (Entertainment)	640	16,058
Pinnacle Financial Partners, Inc. (Banks)	400	14,440
Pioneer Energy Services Corp.* (Oil & Gas Services)	720	10,094
Plantronics, Inc. (Telecommunications)	480	22,934
Platinum Underwriters Holdings, Ltd. (Insurance)	320	19,478
Plexus Corp.* (Electronics)	400	14,772
Plug Power, Inc.* (Energy-Alternate Sources)	2,080	9,547
Ply Gem Holdings, Inc.* (Building Materials)	400	4,336
PMC-Sierra, Inc.* (Semiconductors)	2,000	14,920
PNM Resources, Inc. (Electric)	880	21,921
Polycom, Inc.* (Telecommunications)	1,520	18,673
PolyOne Corp. (Chemicals)	960	34,158
Polypore International, Inc.* (Miscellaneous Manufacturing)	480	18,677
Pool Corp. (Distribution/Wholesale)	480	25,881
Popeyes Louisiana Kitchen, Inc.* (Retail)	240	9,720
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	560	29,249
Portland General Electric Co. (Electric)	800	25,696
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	400	10,112
Post Holdings, Inc.* (Food)	480	15,926
Potlatch Corp. (REIT)	480	19,301
Power Integrations, Inc. (Semiconductors)	320	17,251
PowerSecure International, Inc.* (Electrical Components & Equipment)	400	3,832
Pozen, Inc. (Pharmaceuticals)	480	3,523
Premiere Global Services, Inc.* (Telecommunications)	640	7,661
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	560	18,127
PRGX Global, Inc.* (Commercial Services)	560	3,282
Primerica, Inc. (Insurance)	560	27,004
Primoris Services Corp. (Pipelines)	480	12,883
PrivateBancorp, Inc. (Banks)	800	23,928
Procera Networks, Inc.* (Telecommunications)	400	3,832
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,120	5,813
Progress Software Corp.* (Software)	560	13,390
Proofpoint, Inc.* (Software)	400	14,856
PROS Holdings, Inc.* (Software)	320	8,064
Prosperity Bancshares, Inc. (Banks)	720	41,162
Prothena Corp PLC* (Biotechnology)	320	7,091
Proto Labs, Inc.* (Miscellaneous Manufacturing)	240	16,560
Provident Financial Services, Inc. (Savings & Loans)	720	11,786
PTC Therapeutics, Inc.* (Biotechnology)	320	14,083
Puma Biotechnology, Inc.* (Biotechnology)	240	57,256
QLIK Technologies, Inc.* (Software)	960	25,958
QLogic Corp.* (Semiconductors)	1,040	9,526
Quad Graphics, Inc. (Commercial Services)	400	7,700
Quality Distribution, Inc.* (Transportation)	400	5,112
Quality Systems, Inc. (Software)	640	8,813
Qualys, Inc.* (Computers)	240	6,384
Quanex Building Products Corp. (Building Materials)	480	8,683
Quantum Corp.* (Computers)	3,760	4,362
Quicklogic Corp.* (Semiconductors)	960	2,870
Quicksilver Resources, Inc.* (Oil & Gas)	2,000	1,206
Quidel Corp.* (Healthcare - Products)	400	10,748
QuinStreet, Inc.* (Internet)	720	2,988
Radian Group, Inc. (Insurance)	2,000	28,520
Radio One, Inc.* - Class D (Media)	640	2,035
Radnet, Inc.* (Healthcare - Services)	560	3,707
RAIT Financial Trust (REIT)	1,040	7,727
Rally Software Development COR* (Software)	400	4,804
Rambus, Inc.* (Semiconductors)	1,280	15,974
Ramco-Gershenson Properties Trust (REIT)	800	13,000
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	800	7,672
Raven Industries, Inc. (Miscellaneous Manufacturing)	400	9,760
RBC Bearings, Inc. (Metal Fabricate/Hardware)	240	13,608
RealD, Inc.* (Computers)	560	5,247
RealNetworks, Inc.* (Internet)	480	3,336
RealPage, Inc.* (Software)	640	9,920
Redwood Trust, Inc. (REIT)	960	15,917
Regis Corp. (Retail)	560	8,938
Renasant Corp. (Banks)	400	10,820
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	480	4,872
Rent-A-Center, Inc. (Commercial Services)	560	16,996
Rentech, Inc.* (Chemicals)	3,040	5,198
Repligen Corp.* (Biotechnology)	400	7,964
Repros Therapeutics, Inc.* (Pharmaceuticals)	320	3,168

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Republic Airways Holdings, Inc.* (Airlines)	640	$7,110
Republic First Bancorp, Inc.* (Banks)	640	2,490
Resolute Energy Corp.* (Oil & Gas)	1,040	6,521
Resolute Forest Products, Inc.* (Forest Products & Paper)	800	12,512
Resource Capital Corp. (REIT)	1,600	7,792
Resources Connection, Inc. (Commercial Services)	560	7,806
Restoration Hardware Holdings* (Retail)	320	25,455
Retail Opportunity Investments Corp. (REIT)	880	12,936
Retailmenot, Inc.* (Internet)	400	6,464
Retrophin, Inc.* (Biotechnology)	400	3,608
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	1,120	1,882
Rex Energy Corp.* (Oil & Gas)	560	7,095
Rexford Industrial Realty, Inc. (REIT)	400	5,536
Rexnord Corp.* (Metal Fabricate/Hardware)	800	22,760
RF Micro Devices, Inc.* (Telecommunications)	3,040	35,083
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,360	2,638
Rightside Group, Ltd.* (Internet Software & Services)	160	1,560
RingCentral, Inc.* - Class A (Internet)	400	5,084
RLI Corp. (Insurance)	480	20,779
RLJ Lodging Trust (REIT)	1,360	38,718
Roadrunner Transportation Systems, Inc.* (Transportation)	320	7,293
Rockwell Medical, Inc.* (Healthcare - Products)	560	5,118
Rofin-Sinar Technologies, Inc.* (Electronics)	400	9,224
Rosetta Resources, Inc.* (Oil & Gas)	640	28,518
Rosetta Stone, Inc.* (Software)	400	3,220
Roundy’s, Inc. (Retail)	720	2,153
Rouse Properties, Inc. (REIT)	480	7,762
RPX Corp.* (Commercial Services)	640	8,787
RSP Permian, Inc.* (Oil & Gas)	240	6,134
RTI Biologics, Inc.* (Biotechnology)	1,040	4,971
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	400	9,864
Rubicon Technology, Inc.* (Semiconductors)	480	2,040
Ruby Tuesday, Inc.* (Retail)	880	5,183
Ruckus Wireless, Inc.* (Telecommunications)	800	10,688
Rudolph Technologies, Inc.* (Semiconductors)	560	5,068
Rush Enterprises, Inc.* - Class A (Retail)	400	13,380
Ruth’s Hospitality Group, Inc. (Retail)	480	5,299
Ryman Hospitality Properties, Inc. (REIT)	480	22,704
S&T Bancorp, Inc. (Banks)	400	9,384
Sabra Health Care REIT, Inc. (REIT)	560	13,619
Safe Bulkers, Inc. (Transportation)	560	3,730
Safeguard Scientifics, Inc.* (Internet)	320	5,888
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	320	9,952
Saia, Inc.* (Transportation)	320	15,859
Sanchez Energy Corp.* (Oil & Gas)	480	12,604
Sanderson Farms, Inc. (Food)	240	21,108
Sandy Spring Bancorp, Inc. (Banks)	320	7,325
Sangamo Biosciences, Inc.* (Biotechnology)	800	8,628
Sanmina Corp.* (Electronics)	880	18,357
Sapiens International Corp. N.V.* (Software)	480	3,552
Sapient Corp.* (Internet)	1,280	17,921
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	480	10,128
ScanSource, Inc.* (Distribution/Wholesale)	320	11,069
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	320	7,696
Scholastic Corp. (Media)	320	10,342
Schulman (A.), Inc. (Chemicals)	320	11,571
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	320	13,219
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	880	6,063
Science Applications International Corp. (Computers)	480	21,230
Scientific Games Corp.* - Class A (Entertainment)	640	6,893
Sciquest, Inc.* (Software)	400	6,016
Scorpio Bulkers, Inc.* (Transportation)	1,600	9,312
Scorpio Tankers, Inc. (Transportation)	2,160	17,950
SeaChange International, Inc.* (Software)	560	3,898
SEACOR Holdings, Inc.* (Oil & Gas Services)	240	17,952
Select Comfort Corp.* (Home Furnishings)	640	13,389
Select Income REIT (REIT)	400	9,620
Select Medical Holdings Corp. (Healthcare - Services)	880	10,586
Selective Insurance Group, Inc. (Insurance)	640	14,170
SemGroup Corp. - Class A (Pipelines)	480	39,970
Semtech Corp.* (Semiconductors)	720	19,548
Senomyx, Inc.* (Food)	640	5,248
Sensient Technologies Corp. (Chemicals)	560	29,316
Sequenom, Inc.* (Biotechnology)	1,680	4,990
ServiceSource International, Inc.* (Commercial Services)	1,040	3,359
SFX Entertainment, Inc.* (Commercial Services)	720	3,614
Shenandoah Telecommunications Co. (Telecommunications)	320	7,939
Ship Finance International, Ltd. (Transportation)	720	12,182
ShoreTel, Inc.* (Telecommunications)	880	5,852
Shutterfly, Inc.* (Internet)	400	19,496
Silicon Graphics International Corp.* (Computers)	560	5,169
Silicon Image, Inc.* (Semiconductors)	1,120	5,645
Silicon Laboratories, Inc.* (Semiconductors)	480	19,507
Silver Bay Realty Trust Corp. (REIT)	480	7,781
Silver Spring Networks, Inc.* (Computers)	480	4,632
Simpson Manufacturing Co., Inc. (Building Materials)	480	13,993
Sinclair Broadcast Group, Inc. - Class A (Media)	720	18,785
Sizmek, Inc.* (Advertising)	400	3,096
Skechers U.S.A., Inc.* - Class A (Apparel)	400	21,324

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	480	$3,168
SkyWest, Inc. (Airlines)	640	4,979
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	640	6,042
Snyders-Lance, Inc. (Food)	560	14,840
Solazyme, Inc.* (Energy-Alternate Sources)	880	6,565
Sonic Automotive, Inc. - Class A (Retail)	480	11,765
Sonic Corp.* (Retail)	640	14,310
Sonus Networks, Inc.* (Telecommunications)	2,960	10,123
Sotheby’s - Class A (Commercial Services)	640	22,860
South Jersey Industries, Inc. (Gas)	400	21,344
South State Corp. (Banks)	240	13,421
Southwest Gas Corp. (Gas)	480	23,318
Sovran Self Storage, Inc. (REIT)	320	23,795
Spansion, Inc.* - Class A (Computers)	720	16,409
Spartan Motors, Inc. (Auto Parts & Equipment)	720	3,362
SpartanNash Co. (Food)	480	9,336
Spectranetics Corp.* (Healthcare - Products)	480	12,754
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	880	7,163
Speed Commerce, Inc.* (Distribution/Wholesale)	1,040	2,860
Spok Holdings, Inc. (Telecommunications)	320	4,163
Springleaf Holdings, Inc.* (Diversified Financial Services)	320	10,218
SS&C Technologies Holdings, Inc.* (Software)	720	31,601
St. Joe Co.* (Real Estate)	720	14,349
Staar Surgical Co.* (Healthcare - Products)	480	5,102
STAG Industrial, Inc. (REIT)	560	11,598
Stage Stores, Inc. (Retail)	400	6,844
Standard Pacific Corp.* (Home Builders)	1,680	12,583
Starwood Waypoint Residential Trust (REIT)	480	12,485
State Bank Financial Corp. (Banks)	400	6,496
Steelcase, Inc. - Class A (Office Furnishings)	960	15,542
Stein Mart, Inc. (Retail)	400	4,620
STERIS Corp. (Healthcare - Products)	640	34,534
Sterling Bancorp (Savings & Loans)	960	12,278
Steven Madden, Ltd.* (Apparel)	640	20,627
Stewart Information Services Corp. (Insurance)	240	7,044
Stifel Financial Corp.* (Diversified Financial Services)	720	33,760
Stillwater Mining Co.* (Mining)	1,280	19,238
Stone Energy Corp.* (Oil & Gas)	640	20,070
Stoneridge, Inc.* (Electronics)	480	5,410
Strategic Hotels & Resorts, Inc.* (REIT)	2,640	30,756
Summit Hotel Properties, Inc. (REIT)	1,040	11,211
Sun BanCorp, Inc.* (Banks)	160	2,898
Sun Communities, Inc. (REIT)	480	24,240
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	240	9,022
SunCoke Energy, Inc.* (Coal)	800	17,960
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	800	5,712
Sunstone Hotel Investors, Inc. (REIT)	2,000	27,640
Super Micro Computer, Inc.* (Computers)	400	11,768
Superior Industries International, Inc. (Auto Parts & Equipment)	320	5,610
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	480	4,171
SUPERVALU, Inc.* (Food)	2,240	20,026
Susquehanna Bancshares, Inc. (Banks)	2,080	20,800
Swift Energy Co.* (Oil & Gas)	560	5,376
Swift Transportation Co.* (Transportation)	960	20,141
SWS Group, Inc.* (Diversified Financial Services)	560	3,858
Sykes Enterprises, Inc.* (Computers)	480	9,590
Symetra Financial Corp. (Insurance)	800	18,664
Symmetry Medical, Inc.* (Healthcare - Products)	560	5,650
Synageva BioPharma Corp.* (Biotechnology)	240	16,507
Synaptics, Inc.* (Computers)	400	29,279
Synchronoss Technologies, Inc.* (Software)	400	18,312
Synergy Pharmaceuticals, Inc. (Pharmaceuticals)	1,440	4,010
Synergy Resources Corp.* (Oil & Gas)	800	9,752
SYNNEX Corp.* (Software)	320	20,682
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	1,040	3,130
Take-Two Interactive Software, Inc.* (Software)	1,040	23,993
TAL International Group, Inc. (Trucking & Leasing)	400	16,500
Taminco Corp.* (Chemicals)	400	10,440
Tangoe, Inc.* (Software)	480	6,504
TASER International, Inc.* (Electronics)	640	9,882
Team Health Holdings, Inc.* (Commercial Services)	720	41,754
Team, Inc.* (Commercial Services)	240	9,098
Teekay Tankers, Ltd. - Class A (Transportation)	1,040	3,879
TeleCommunication Systems, Inc.* - Class A (Internet)	1,040	2,902
Teledyne Technologies, Inc.* (Aerospace/Defense)	400	37,605
Telenav, Inc.* (Telecommunications)	560	3,752
Tenneco, Inc.* (Auto Parts & Equipment)	640	33,478
Terreno Realty Corp. (REIT)	400	7,532
Tesco Corp. (Oil & Gas Services)	400	7,940
Tessera Technologies, Inc. (Semiconductors)	640	17,011
TETRA Tech, Inc. (Environmental Control)	720	17,986
TETRA Technologies, Inc.* (Oil & Gas Services)	960	10,387
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	320	6,384
Texas Capital Bancshares, Inc.* (Banks)	480	27,686
Texas Roadhouse, Inc. - Class A (Retail)	800	22,272
Textainer Group Holdings, Ltd. (Trucking & Leasing)	240	7,469
TG Therapeutics, Inc.* (Pharmaceuticals)	400	4,268
The Andersons, Inc. (Agriculture)	320	20,121

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Brink’s Co. (Commercial Services)	560	$13,462
The Buckle, Inc. (Retail)	320	14,525
The Cato Corp. - Class A (Retail)	320	11,027
The Cheesecake Factory, Inc. (Retail)	560	25,480
The Children’s Place Retail Stores, Inc. (Retail)	240	11,438
The Corporate Executive Board Co. (Commercial Services)	400	24,028
The Ensign Group, Inc. (Healthcare - Services)	240	8,352
The Finish Line, Inc. - Class A (Retail)	560	14,017
The Fresh Market, Inc.* (Food)	480	16,766
The Geo Group, Inc. (REIT)	800	30,575
The Greenbrier Cos., Inc. (Trucking & Leasing)	320	23,481
The KEYW Holding Corp.* (Computers)	480	5,314
The McClatchy Co.* - Class A (Media)	960	3,226
The Medicines Co.* (Biotechnology)	720	16,070
The Men’s Wearhouse, Inc. (Retail)	480	22,666
The New York Times Co. - Class A (Media)	1,520	17,054
The Pantry, Inc.* (Retail)	320	6,474
The Pep Boys - Manny, Moe & Jack* (Retail)	720	6,415
The Ryland Group, Inc. (Home Builders)	480	15,956
The Ultimate Software Group, Inc.* (Software)	320	45,282
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,360	6,310
Theravance Biopharma, Inc.* (Biotechnology)	320	7,376
Theravance, Inc. (Biotechnology)	880	15,039
Thermon Group Holdings, Inc.* (Oil & Gas Services)	400	9,768
Third Point Reinsurance, Ltd.* (Insurance)	720	10,476
Thoratec Corp.* (Healthcare - Products)	640	17,107
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	1,040	3,754
Tile Shop Holdings, Inc.* (Retail)	400	3,700
Time, Inc.* (Media)	1,200	28,117
Titan International, Inc. (Auto Parts & Equipment)	560	6,619
TiVo, Inc.* (Home Furnishings)	1,280	16,378
Tornier N.V.* (Healthcare - Products)	400	9,560
Tower International, Inc.* (Auto Parts & Equipment)	240	6,046
TowneBank (Banks)	400	5,432
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	400	3,596
TransEnterix, Inc.* (Healthcare - Products)	640	2,790
Tredegar Corp. (Miscellaneous Manufacturing)	320	5,891
TreeHouse Foods, Inc.* (Food)	400	32,200
Tremor Video, Inc.* (Advertising)	720	1,685
Trex Co., Inc.* (Building Materials)	400	13,828
Triangle Petroleum Corp.* (Oil & Gas)	880	9,689
TriMas Corp.* (Miscellaneous Manufacturing)	480	11,678
Triple-S Management Corp.* (Healthcare - Services)	320	6,368
TriQuint Semiconductor, Inc.* (Semiconductors)	1,840	35,090
Tristate Capital Holdings, Inc.* (Banks)	320	2,902
Tronox, Ltd. (Chemicals)	720	18,756
TrueBlue, Inc.* (Commercial Services)	480	12,125
Trulia, Inc.* (Internet)	400	19,561
TrustCo Bank Corp. (Banks)	1,200	7,728
Trustmark Corp. (Banks)	720	16,585
TTM Technologies, Inc.* (Electronics)	800	5,448
Tuesday Morning Corp.* (Retail)	560	10,867
Tumi Holdings, Inc.* (Household Products/Wares)	560	11,396
Tutor Perini Corp.* (Engineering & Construction)	400	10,560
Tyler Technologies, Inc.* (Software)	320	28,287
U.S. Silica Holdings, Inc. (Mining)	560	35,006
Ubiquiti Networks, Inc.* (Telecommunications)	320	12,010
UIL Holdings Corp. (Electric)	640	22,656
Ultra Clean Holdings, Inc.* (Semiconductors)	480	4,296
Ultrapetrol Bahamas, Ltd.* (Transportation)	800	2,496
Ultratech Stepper, Inc.* (Semiconductors)	400	9,100
UMB Financial Corp. (Banks)	400	21,820
Umpqua Holdings Corp. (Banks)	1,760	28,987
Unilife Corp.* (Healthcare - Products)	1,680	3,856
Union Bankshares Corp. (Banks)	560	12,936
Unisys Corp.* (Computers)	560	13,110
United Bankshares, Inc. (Banks)	720	22,270
United Community Banks, Inc. (Banks)	640	10,534
United Community Financial Corp. (Savings & Loans)	960	4,493
United Financial Bancorp, Inc. (Savings & Loans)	640	8,122
United Fire Group, Inc. (Insurance)	240	6,665
United Natural Foods, Inc.* (Food)	560	34,417
United Stationers, Inc. (Distribution/Wholesale)	480	18,034
Universal American Corp.* (Healthcare - Services)	640	5,146
Universal Corp. (Agriculture)	240	10,654
Universal Display Corp.* (Electrical Components & Equipment)	480	15,666
Universal Forest Products, Inc. (Building Materials)	240	10,250
Universal Insurance Holdings, Inc. (Insurance)	480	6,206
Universal Technical Institute, Inc. (Commercial Services)	400	3,740
Unwired Planet, Inc.* (Internet)	1,840	3,422
Urstadt Biddle Properties - Class A (REIT)	320	6,496
US Ecology, Inc. (Environmental Control)	240	11,223
UTI Worldwide, Inc.* (Transportation)	1,120	11,906
VAALCO Energy, Inc.* (Oil & Gas)	800	6,800
Vail Resorts, Inc. (Entertainment)	400	34,703
Valley National Bancorp (Banks)	2,160	20,930
ValueVision Media, Inc.* - Class A (Advertising)	800	4,104
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	480	4,982
Vantage Drilling Co.* (Oil & Gas)	3,040	3,861
VASCO Data Security International, Inc.* (Internet)	480	9,014
Vector Group, Ltd. (Agriculture)	720	15,970

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Veeco Instruments, Inc.* (Semiconductors)	480	$16,776
Vera Bradley, Inc.* (Retail)	320	6,618
Verastem, Inc.* (Biotechnology)	400	3,408
Verint Systems, Inc.* (Software)	560	31,142
Viad Corp. (Commercial Services)	320	6,608
ViaSat, Inc.* (Telecommunications)	480	26,458
ViewPoint Financial Group, Inc. (Banks)	480	11,491
Violin Memory, Inc.* (Computers)	1,200	5,844
VirnetX Holding Corp.* (Internet)	560	3,360
Virtusa Corp.* (Computers)	320	11,379
VistaPrint N.V.* (Commercial Services)	400	21,916
Vitamin Shoppe, Inc.* (Retail)	320	14,205
Vitesse Semiconductor Corp.* (Semiconductors)	1,040	3,744
VIVUS, Inc.* (Pharmaceuticals)	1,280	4,941
Vocera Communications, Inc.* (Computers)	400	3,228
Volcano Corp.* (Healthcare - Products)	640	6,810
Vonage Holdings Corp.* (Telecommunications)	2,240	7,347
Vringo, Inc.* (Telecommunications)	1,280	1,210
W&T Offshore, Inc. (Oil & Gas)	480	5,280
Wabash National Corp.* (Auto Manufacturers)	800	10,656
WageWorks, Inc.* (Diversified Financial Services)	400	18,212
Walter Energy, Inc. (Coal)	960	2,246
Walter Investment Management Corp.* (Diversified Financial Services)	400	8,780
Warren Resources, Inc.* (Oil & Gas)	1,040	5,512
Washington Federal, Inc. (Savings & Loans)	1,120	22,803
Washington REIT (REIT)	720	18,274
Waterstone Financial, Inc. (Savings & Loans)	480	5,544
Watsco, Inc. (Distribution/Wholesale)	240	20,683
Watts Water Technologies, Inc. - Class A (Electronics)	320	18,640
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	560	4,441
Web.com Group, Inc.* (Internet)	560	11,178
WebMD Health Corp.* (Internet)	400	16,724
Webster Financial Corp. (Banks)	960	27,974
Weight Watchers International, Inc. (Commercial Services)	400	10,976
WellCare Health Plans, Inc.* (Healthcare - Services)	480	28,963
Werner Enterprises, Inc. (Transportation)	480	12,096
WesBanco, Inc. (Banks)	320	9,789
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	640	11,136
West Corp. (Telecommunications)	480	14,141
West Pharmaceutical Services, Inc. (Healthcare - Products)	720	32,227
Westamerica Bancorp (Banks)	320	14,886
Western Alliance Bancorp* (Banks)	800	19,120
Western Asset Mortgage Capital Corp. (REIT)	560	8,277
Western Refining, Inc. (Oil & Gas)	560	23,514
WEX, Inc.* (Commercial Services)	400	44,129
WGL Holdings, Inc. (Gas)	560	23,587
Whitestone REIT (REIT)	320	4,461
Willbros Group, Inc.* (Oil & Gas Services)	560	4,665
Wilshire Bancorp, Inc. (Banks)	880	8,122
Winnebago Industries, Inc.* (Home Builders)	320	6,966
Wintrust Financial Corp. (Banks)	480	21,442
WisdomTree Investments, Inc.* (Diversified Financial Services)	1,200	13,656
Wolverine World Wide, Inc. (Apparel)	1,120	28,068
Woodward, Inc. (Electronics)	720	34,286
World Wrestling Entertainment, Inc. - Class A (Media)	480	6,610
Worthington Industries, Inc. (Metal Fabricate/Hardware)	560	20,844
Wright Medical Group, Inc.* (Healthcare - Products)	560	16,968
Xcerra Corp.* (Semiconductors)	720	7,049
Xenoport, Inc.* (Pharmaceuticals)	960	5,165
XO Group, Inc.* (Internet)	400	4,484
Xoma Corp.* (Biotechnology)	1,280	5,389
Xoom Corp.* (Commercial Services)	400	8,780
XPO Logistics, Inc.* (Transportation)	560	21,094
YRC Worldwide, Inc.* (Transportation)	400	8,128
Zeltiq Aesthetics, Inc.* (Healthcare - Products)	720	16,293
Zep, Inc. (Chemicals)	320	4,486
ZIOPHARM Oncology, Inc.* (Biotechnology)	960	2,534
Zix Corp.* (Internet)	1,360	4,651
Zoe’s Kitchen, Inc.* (Retail)	320	9,843
Zumiez, Inc.* (Retail)	1,440	40,464
TOTAL COMMON STOCKS (Cost $13,061,651)		16,005,574

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	1,360	—
Leap Wireless International, Inc.*+(b) (Telecommunications)	800	2,016
Trius Therapeutics, Inc.*+(a) (Biotechnology)	490	—
TOTAL CONTINGENT RIGHTS (Cost $2,016)		2,016

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	196	—
TOTAL WARRANT (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d)(38.4%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $10,624,000	$10,624,000	10,624,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,624,000)		10,624,000
TOTAL INVESTMENT SECURITIES (Cost $23,687,667) - 96.2%		26,631,590
Net other assets (liabilities) - 3.8%		1,056,838

NET ASSETS - 100.0%		$27,688,428

See accompanying notes to schedules of portfolio investments.

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of September 30, 2014, these securities represented less than 0.005% of the net assets of the Fund.
*	Non-income producing security
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $6,369,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	28	12/22/14	$3,069,360	$(160,216)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	10/27/14	(0.48)%	$4,763,987	$(73,576)
Russell 2000 Index	Goldman Sachs International	10/27/14	(0.28)%	11,469,342	(153,592)
				16,233,329	(227,168)
iShares Russell 2000 ETF	UBS AG	10/27/14	(0.18)%	8,624,925	(102,373)
Russell 2000 Index	UBS AG	10/27/14	(0.03)%	11,527,518	(179,669)
				20,152,443	(282,042)
				$36,385,772	$(509,210)

^	Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraSmall-Cap invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Advertising	$30,346	0.1%
Aerospace/Defense	240,722	0.9%
Agriculture	52,316	0.2%
Airlines	47,658	0.2%
Apparel	100,833	0.4%
Auto Manufacturers	10,656	NM
Auto Parts & Equipment	188,097	0.7%
Banks	1,017,299	3.8%
Biotechnology	575,484	2.1%
Building Materials	185,664	0.6%
Chemicals	341,018	1.1%
Coal	41,634	0.1%
Commercial Services	901,535	3.2%
Computers	379,181	1.4%
Cosmetics/Personal Care	5,357	NM
Distribution/Wholesale	129,099	0.4%
Diversified Financial Services	398,686	1.4%
Electric	325,588	1.3%
Electrical Components & Equipment	167,277	0.6%
Electronics	308,817	1.0%
Energy-Alternate Sources	74,832	0.3%
Engineering & Construction	112,106	0.4%
Entertainment	144,554	0.5%
Environmental Control	90,270	0.3%
Food	246,040	1.0%
Forest Products & Paper	79,748	0.2%
Gas	170,578	0.6%
Hand/Machine Tools	19,454	0.1%
Healthcare - Products	580,144	2.0%
Healthcare - Services	251,150	0.9%
Holding Companies - Diversified	21,773	0.1%
Home Builders	93,491	0.3%
Home Furnishings	73,579	0.2%
Household Products/Wares	43,284	0.1%
Housewares	8,403	NM
Insurance	442,942	1.6%
Internet	370,269	1.4%
Internet Software & Services	2,976	NM
Investment Companies	15,968	0.1%
Iron/Steel	42,362	0.2%
Leisure Time	105,559	0.4%
Lodging	46,018	0.2%
Machinery - Construction & Mining	15,808	0.1%
Machinery-Diversified	110,428	0.4%
Media	190,083	0.6%
Metal Fabricate/Hardware	124,661	0.4%
Mining	146,175	0.5%
Miscellaneous Manufacturing	264,560	1.0%
Multi-National	12,272	NM
Office Furnishings	74,527	0.2%
Oil & Gas	513,415	1.9%
Oil & Gas Services	242,550	0.9%
Packaging & Containers	66,989	0.3%
Pharmaceuticals	569,160	2.1%
Pipelines	52,853	0.2%
Real Estate	89,106	0.3%
REIT	1,456,653	5.5%
Retail	896,857	3.3%
Savings & Loans	247,898	0.9%
Semiconductors	640,214	2.3%
Software	809,791	2.9%
Storage/Warehousing	27,922	0.1%
Telecommunications	542,478	1.9%
Toys/Games/Hobbies	5,271	NM
Transportation	344,150	1.3%
Trucking & Leasing	47,450	0.2%
Water	33,552	0.1%
Other**	11,680,838	42.2%
Total	$27,688,428	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP UltraNASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (57.9%)
Activision Blizzard, Inc. (Software)	7,050	$146,570
Adobe Systems, Inc.* (Software)	4,888	338,201
Akamai Technologies, Inc.* (Software)	1,739	103,992
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,927	319,535
Altera Corp. (Semiconductors)	3,055	109,308
Amazon.com, Inc.* (Internet)	4,559	1,470,004
Amgen, Inc. (Biotechnology)	7,473	1,049,658
Analog Devices, Inc. (Semiconductors)	3,102	153,518
Apple Computer, Inc. (Computers)	58,797	5,923,797
Applied Materials, Inc. (Semiconductors)	11,985	258,996
Autodesk, Inc.* (Software)	2,256	124,306
Automatic Data Processing, Inc. (Commercial Services)	4,747	394,381
Avago Technologies, Ltd. (Semiconductors)	2,491	216,717
Baidu, Inc.*ADR (Internet)	2,726	594,895
Bed Bath & Beyond, Inc.* (Retail)	1,974	129,948
Biogen Idec, Inc.* (Biotechnology)	2,303	761,855
Broadcom Corp. - Class A (Semiconductors)	5,311	214,671
C.H. Robinson Worldwide, Inc. (Transportation)	1,457	96,628
CA, Inc. (Software)	4,371	122,126
Catamaran Corp.* (Pharmaceuticals)	2,021	85,185
Celgene Corp.* (Biotechnology)	7,849	743,928
Cerner Corp.* (Software)	3,337	198,785
Charter Communications, Inc.* - Class A (Media)	1,081	163,631
Check Point Software Technologies, Ltd.* (Software)	1,880	130,171
Cisco Systems, Inc. (Telecommunications)	50,337	1,266,982
Citrix Systems, Inc.* (Software)	1,598	114,001
Cognizant Technology Solutions Corp.* (Computers)	5,969	267,232
Comcast Corp. - Class A (Media)	21,103	1,134,919
Costco Wholesale Corp. (Retail)	4,324	541,884
DIRECTV* - Class A (Media)	4,935	426,976
Discovery Communications, Inc.* - Class C (Media)	1,504	56,069
Discovery Communications, Inc.* - Class A (Media)	1,457	55,075
DISH Network Corp.* - Class A (Media)	2,162	139,622
Dollar Tree, Inc.* (Retail)	2,021	113,317
eBay, Inc.* (Internet)	12,173	689,357
Equinix, Inc.* (Internet)	517	109,852
Expedia, Inc. (Internet)	1,128	98,835
Expeditors International of Washington, Inc. (Transportation)	1,927	78,198
Express Scripts Holding Co.* (Pharmaceuticals)	7,332	517,860
F5 Networks, Inc.* (Internet)	705	83,712
Facebook, Inc.* - Class A (Internet)	19,787	1,563,964
Fastenal Co. (Distribution/Wholesale)	2,914	130,839
Fiserv, Inc.* (Software)	2,444	157,968
Garmin, Ltd. (Electronics)	1,880	97,741
Gilead Sciences, Inc.* (Biotechnology)	14,852	1,580,995
Google, Inc.* - Class C (Internet)	3,337	1,926,651
Google, Inc.* - Class A (Internet)	2,773	1,631,660
Henry Schein, Inc.* (Healthcare - Products)	846	98,534
Illumina, Inc.* (Biotechnology)	1,363	223,423
Intel Corp. (Semiconductors)	48,645	1,693,818
Intuit, Inc. (Software)	2,773	243,053
Intuitive Surgical, Inc.* (Healthcare - Products)	376	173,644
Keurig Green Mountain, Inc. (Beverages)	1,598	207,948
KLA-Tencor Corp. (Semiconductors)	1,645	129,593
Kraft Foods Group, Inc. (Food)	5,828	328,699
Liberty Global PLC* - Class A (Media)	2,115	89,972
Liberty Media Corp.* (Media)	1,034	48,784
Liberty Media Corp.* - Class C (Media)	2,256	106,009
Liberty Media Holding Corp.-Interactive Series A* (Internet)	4,465	127,342
Linear Technology Corp. (Semiconductors)	2,350	104,317
Marriott International, Inc. - Class A (Lodging)	2,867	200,403
Mattel, Inc. (Toys/Games/Hobbies)	3,337	102,279
Maxim Integrated Products, Inc. (Semiconductors)	2,773	83,856
Micron Technology, Inc.* (Semiconductors)	10,528	360,689
Microsoft Corp. (Software)	80,934	3,752,100
Mondelez International, Inc. - Class A (Food)	16,544	566,880
Monster Beverage Corp.* (Beverages)	1,645	150,797
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,666	166,766
NetApp, Inc. (Computers)	3,149	135,281
Netflix, Inc.* (Internet)	611	275,671
NVIDIA Corp. (Semiconductors)	5,311	97,988
NXP Semiconductors N.V.* (Semiconductors)	2,350	160,811
O’Reilly Automotive, Inc.* (Retail)	1,034	155,472
PACCAR, Inc. (Auto Manufacturers)	3,478	197,811
Paychex, Inc. (Software)	3,572	157,882
Priceline.com, Inc.* (Internet)	517	598,986
Qualcomm, Inc. (Semiconductors)	16,450	1,229,966
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	987	355,833
Ross Stores, Inc. (Retail)	2,068	156,300
SanDisk Corp. (Computers)	2,209	216,372
SBA Communications Corp.* - Class A (Telecommunications)	1,269	140,732
Seagate Technology PLC (Computers)	3,196	183,035
Sigma-Aldrich Corp. (Chemicals)	1,175	159,812
Sirius XM Holdings, Inc.* (Media)	55,695	194,376
Staples, Inc. (Retail)	6,345	76,775
Starbucks Corp. (Retail)	7,379	556,820
Stericycle, Inc.* (Environmental Control)	846	98,610

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Symantec Corp. (Internet)	6,768	$159,116
Tesla Motors, Inc.* (Auto Manufacturers)	1,222	296,555
Texas Instruments, Inc. (Semiconductors)	10,481	499,839
Tractor Supply Co. (Retail)	1,363	83,838
TripAdvisor, Inc.* (Internet)	1,269	116,012
Twenty-First Century Fox, Inc. - Class A (Media)	13,677	468,985
Verisk Analytics, Inc.* - Class A (Commercial Services)	1,645	100,164
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,350	263,929
Viacom, Inc. - Class B (Media)	3,666	282,062
VimpelCom, Ltd.ADR (Telecommunications)	16,215	117,072
Vodafone Group PLCADR (Telecommunications)	4,935	162,312
Western Digital Corp. (Computers)	2,303	224,128
Whole Foods Market, Inc. (Food)	3,525	134,338
Wynn Resorts, Ltd. (Lodging)	987	184,648
Xilinx, Inc. (Semiconductors)	2,632	111,465
Yahoo!, Inc.* (Internet)	9,776	398,372
TOTAL COMMON STOCKS (Cost $25,737,566)		44,344,789

	Principal Amount	Value
Repurchase Agreements(a)(b)(31.0%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $23,747,000	$23,747,000	23,747,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,747,000)		23,747,000
TOTAL INVESTMENT SECURITIES (Cost $49,484,566) - 88.9%		68,091,789
Net other assets (liabilities) - 11.1%		8,532,740

NET ASSETS - 100.0%		$76,624,529

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $11,221,000.

ADR              American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	127	12/22/14	$10,273,665	$(67,093)

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	10/27/14	0.62%	$20,311,430	$15,419
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	10/27/14	0.42%	17,548,792	24,685
				37,860,222	40,104
NASDAQ-100 Index	UBS AG	10/27/14	0.47%	43,409,999	25,804
PowerShares QQQ Trust, Series 1 ETF	UBS AG	10/27/14	0.42%	17,462,481	12,352
				60,872,480	38,156
				$98,732,702	$78,260

^                                          Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraNASDAQ-100 invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Auto Manufacturers	$494,366	0.7%
Beverages	358,745	0.5%
Biotechnology	5,299,156	6.8%
Chemicals	159,812	0.2%
Commercial Services	494,545	0.6%
Computers	6,949,845	9.1%
Distribution/Wholesale	130,839	0.2%
Electronics	97,741	0.1%
Environmental Control	98,610	0.1%
Food	1,029,917	1.3%
Healthcare - Products	272,178	0.4%
Internet	9,844,429	12.9%
Lodging	385,051	0.5%
Media	3,166,480	4.1%
Pharmaceuticals	769,811	1.0%
Retail	1,814,354	2.4%
Semiconductors	5,425,552	7.1%
Software	5,589,155	7.3%
Telecommunications	1,687,098	2.3%
Toys/Games/Hobbies	102,279	0.1%
Transportation	174,826	0.2%
Other**	32,279,740	42.1%
Total	$76,624,529	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(98.5%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $9,915,000	$9,915,000	$9,915,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,915,000)		9,915,000
TOTAL INVESTMENT SECURITIES (Cost $9,915,000) - 98.5%		9,915,000
Net other assets (liabilities) - 1.5%		152,566
NET ASSETS - 100.0%		$10,067,566

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $747,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	22	12/22/14	$2,161,775	$22,811

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	10/27/14	(0.27)%	$(6,916,040)	$18,992
S&P 500	UBS AG	10/27/14	(0.27)%	(963,935)	2,398
				$(7,879,975)	$21,390

^                                          Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(109.1%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/14, due 10/1/14, total to be received $1,108,000	$1,108,000	$1,108,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,108,000)		1,108,000
TOTAL INVESTMENT SECURITIES (Cost $1,108,000) - 109.1%		1,108,000
Net other assets (liabilities) - (9.1)%		(92,744)
NET ASSETS - 100.0%		$1,015,256

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $194,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	10/27/14	(0.07)%	$(274,993)	$2,479
S&P MidCap 400	UBS AG	10/27/14	(0.02)%	(735,539)	7,353
				$(1,010,532)	$9,832

^                                          Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(80.2%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $2,899,000	$2,899,000	$2,899,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,899,000)		2,899,000
TOTAL INVESTMENT SECURITIES (Cost $2,899,000) - 80.2%		2,899,000
Net other assets (liabilities) - 19.8%		713,653
NET ASSETS - 100.0%		$3,612,653

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $499,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	5	12/22/14	$548,100	$24,352

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	10/27/14	0.78%	$(891,386)	$13,065
Russell 2000 Index	UBS AG	10/27/14	0.48%	(2,158,434)	21,020
				$(3,049,820)	$34,085

^                                          Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(98.2%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $59,000	$59,000	$59,000
TOTAL REPURCHASE AGREEMENTS (Cost $59,000)		59,000
TOTAL INVESTMENT SECURITIES (Cost $59,000) - 98.2%		59,000
Net other assets (liabilities) - 1.8%		1,069
NET ASSETS - 100.0%		$60,069

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $31,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	10/27/14	(0.42)%	$(3,114)	$5
Dow Jones Industrial Average	UBS AG	10/27/14	(0.22)%	(56,334)	90
				$(59,448)	$95

^                                          Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Short NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(98.5%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $3,588,000	$3,588,000	$3,588,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,588,000)		3,588,000
TOTAL INVESTMENT SECURITIES (Cost $3,588,000) - 98.5%		3,588,000
Net other assets (liabilities) - 1.5%		52,854
NET ASSETS - 100.0%		$3,640,854

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $491,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	8	12/22/14	$647,160	$6,798

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	10/27/14	(0.32)%	$(1,601,432)	$(1,229)
NASDAQ-100 Index	UBS AG	10/27/14	(0.22)%	(1,386,468)	(1,048)
				$(2,987,900)	$(2,277)

^                                          Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.4%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $2,148,000	$2,148,000	$2,148,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,148,000)		2,148,000
TOTAL INVESTMENT SECURITIES (Cost $2,148,000) - 99.4%		2,148,000
Net other assets (liabilities) - 0.6%		13,717
NET ASSETS - 100.0%		$2,161,717

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $406,000.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	10/27/14	0.28%	$(360,574)	$87
MSCI EAFE Index	UBS AG	10/27/14	0.18%	(1,788,600)	434
				$(2,149,174)	$521

††                                  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^                                          Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(77.8%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $1,186,000	$1,186,000	$1,186,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,186,000)		1,186,000
TOTAL INVESTMENT SECURITIES (Cost $1,186,000) - 77.8%		1,186,000
Net other assets (liabilities) - 22.2%		339,318
NET ASSETS - 100.0%		$1,525,318

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $323,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	10/27/14	0.38%	$(239,166)	$922
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	10/27/14	0.33%	(1,277,449)	3,573
				$(1,516,615)	$4,495

^                                          Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(110.3%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $63,000	$63,000	$63,000
TOTAL REPURCHASE AGREEMENTS (Cost $63,000)		63,000
TOTAL INVESTMENT SECURITIES (Cost $63,000) - 110.3%		63,000
Net other assets (liabilities) - (10.3)%		(5,887)
NET ASSETS - 100.0%		$57,113

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $24,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	10/27/14	(0.42)%	$(77,551)	$124
Dow Jones Industrial Average	UBS AG	10/27/14	(0.22)%	(36,740)	57
				$(114,291)	$181

^                                          Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP UltraShort NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(373.1%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $3,351,000	$3,351,000	$3,351,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,351,000)		3,351,000
TOTAL INVESTMENT SECURITIES (Cost $3,351,000) - 373.1%		3,351,000
Net other assets (liabilities) - (273.1)%(c)		(2,452,765)
NET ASSETS - 100.0%		$898,235

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $643,000.

(c)                                  Amount includes $2,442,674 of net capital shares payable as of September 30, 2014.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	10/27/14	(0.32)%	$(167,465)	$(3,678)
NASDAQ-100 Index	UBS AG	10/27/14	(0.22)%	(1,632,266)	(2,058)
				$(1,799,731)	$(5,736)

^                                          Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (72.5%)
Associated Banc-Corp. (Banks)	806	$14,041
BancorpSouth, Inc. (Banks)	434	8,741
Bank of America Corp. (Banks)	52,886	901,706
Bank of Hawaii Corp. (Banks)	248	14,089
BankUnited, Inc. (Banks)	496	15,123
BB&T Corp. (Banks)	3,596	133,807
BOK Financial Corp. (Banks)	124	8,244
Capitol Federal Financial, Inc. (Savings & Loans)	682	8,061
Cathay Bancorp, Inc. (Banks)	372	9,237
Citigroup, Inc. (Banks)	15,252	790,359
City National Corp. (Banks)	248	18,766
Comerica, Inc. (Banks)	930	46,370
Commerce Bancshares, Inc. (Banks)	372	16,608
Cullen/Frost Bankers, Inc. (Banks)	248	18,974
East West Bancorp, Inc. (Banks)	744	25,296
F.N.B. Corp. (Banks)	868	10,407
Fifth Third Bancorp (Banks)	4,216	84,404
First Financial Bankshares, Inc. (Banks)	310	8,615
First Horizon National Corp. (Banks)	1,179	14,473
First Niagara Financial Group, Inc. (Savings & Loans)	1,798	14,977
First Republic Bank (Banks)	620	30,616
FirstMerit Corp. (Banks)	806	14,186
Fulton Financial Corp. (Banks)	930	10,304
Glacier Bancorp, Inc. (Banks)	372	9,620
Hancock Holding Co. (Banks)	434	13,910
Hudson City Bancorp, Inc. (Savings & Loans)	2,418	23,503
Huntington Bancshares, Inc. (Banks)	4,092	39,815
IBERIABANK Corp. (Banks)	186	11,627
International Bancshares Corp. (Banks)	310	7,646
Investors Bancorp, Inc. (Savings & Loans)	1,736	17,586
J.P. Morgan Chase & Co. (Banks)	18,910	1,139,138
KeyCorp (Banks)	4,402	58,679
M&T Bank Corp. (Banks)	682	84,084
MB Financial, Inc. (Banks)	310	8,581
New York Community Bancorp (Savings & Loans)	2,232	35,421
PacWest Bancorp (Banks)	496	20,450
People’s United Financial, Inc. (Savings & Loans)	1,550	22,429
PNC Financial Services Group (Banks)	2,728	233,462
Popular, Inc.* (Banks)	496	14,600
PrivateBancorp, Inc. (Banks)	372	11,127
Prosperity Bancshares, Inc. (Banks)	310	17,723
Regions Financial Corp. (Banks)	6,944	69,718
Signature Bank* (Banks)	248	27,791
SunTrust Banks, Inc. (Banks)	2,666	101,388
Susquehanna Bancshares, Inc. (Banks)	930	9,300
SVB Financial Group* (Banks)	248	27,798
Synovus Financial Corp. (Banks)	682	16,122
TCF Financial Corp. (Banks)	868	13,480
Texas Capital Bancshares, Inc.* (Banks)	186	10,728
Trustmark Corp. (Banks)	310	7,141
U.S. Bancorp (Banks)	9,052	378,645
UMB Financial Corp. (Banks)	186	10,146
Umpqua Holdings Corp. (Banks)	930	15,317
United Bankshares, Inc. (Banks)	310	9,588
Valley National Bancorp (Banks)	930	9,012
Washington Federal, Inc. (Savings & Loans)	496	10,099
Webster Financial Corp. (Banks)	434	12,647
Wells Fargo & Co. (Banks)	23,870	1,238,136
Wintrust Financial Corp. (Banks)	248	11,078
Zions Bancorp (Banks)	992	28,828
TOTAL COMMON STOCKS (Cost $2,830,640)		5,993,767

	Principal Amount	Value
Repurchase Agreements(a)(0.3%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $27,000	$27,000	27,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,000)		27,000
TOTAL INVESTMENT SECURITIES (Cost $2,857,640) - 72.8%		6,020,767
Net other assets (liabilities) - 27.2%		2,245,997

NET ASSETS - 100.0%		$8,266,764

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	10/23/14	0.62%	$2,299,724	$(276)

^                                          Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Banks invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Banks	$5,861,691	70.9%
Savings & Loans	132,076	1.6%
Other**	2,272,997	27.5%
Total	$8,266,764	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.6%)
Air Products & Chemicals, Inc. (Chemicals)	7,205	$937,947
Airgas, Inc. (Chemicals)	2,489	275,408
Albemarle Corp. (Chemicals)	3,013	177,466
Alcoa, Inc. (Mining)	44,671	718,756
Allegheny Technologies, Inc. (Iron/Steel)	4,061	150,663
Ashland, Inc. (Chemicals)	2,751	286,379
Axiall Corp. (Chemicals)	2,620	93,822
Cabot Corp. (Chemicals)	2,489	126,367
Carpenter Technology Corp. (Iron/Steel)	1,965	88,720
Celanese Corp. - Series A (Chemicals)	5,895	344,975
CF Industries Holdings, Inc. (Chemicals)	1,834	512,089
Chemtura Corp.* (Chemicals)	3,406	79,462
Cliffs Natural Resources, Inc. (Iron/Steel)	5,764	59,830
Commercial Metals Co. (Iron/Steel)	4,454	76,030
Compass Minerals International, Inc. (Mining)	1,310	110,407
CONSOL Energy, Inc. (Coal)	8,777	332,297
Cytec Industries, Inc. (Chemicals)	2,751	130,095
Domtar Corp. (Forest Products & Paper)	2,489	87,439
E.I. du Pont de Nemours & Co. (Chemicals)	34,715	2,491,148
Eastman Chemical Co. (Chemicals)	5,633	455,653
Ecolab, Inc. (Chemicals)	10,218	1,173,333
FMC Corp. (Chemicals)	5,109	292,184
Freeport-McMoRan Copper & Gold, Inc. (Mining)	39,431	1,287,422
Fuller (H.B.) Co. (Chemicals)	1,965	78,011
Huntsman Corp. (Chemicals)	7,729	200,877
International Flavors & Fragrances, Inc. (Chemicals)	3,013	288,886
International Paper Co. (Forest Products & Paper)	16,244	775,488
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	3,144	87,938
LyondellBasell Industries N.V. - Class A (Chemicals)	16,113	1,750,838
Minerals Technologies, Inc. (Chemicals)	1,310	80,840
Monsanto Co. (Chemicals)	19,912	2,240,299
NewMarket Corp. (Chemicals)	393	149,741
Newmont Mining Corp. (Mining)	18,864	434,815
Nucor Corp. (Iron/Steel)	12,052	654,183
Olin Corp. (Chemicals)	3,013	76,078
Peabody Energy Corp. (Coal)	10,349	128,121
Platform Specialty Products Corp.* (Chemicals)	3,275	81,941
PolyOne Corp. (Chemicals)	3,537	125,846
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,703	66,264
PPG Industries, Inc. (Chemicals)	5,240	1,030,918
Praxair, Inc. (Chemicals)	11,135	1,436,415
Reliance Steel & Aluminum Co. (Iron/Steel)	3,013	206,089
Resolute Forest Products, Inc.* (Forest Products & Paper)	3,537	55,319
Rockwood Holdings, Inc. (Chemicals)	2,751	210,314
Royal Gold, Inc. (Mining)	2,489	161,636
RPM, Inc. (Chemicals)	5,109	233,890
Sensient Technologies Corp. (Chemicals)	1,834	96,010
Sigma-Aldrich Corp. (Chemicals)	4,454	605,789
Steel Dynamics, Inc. (Iron/Steel)	9,039	204,372
Stillwater Mining Co.* (Mining)	4,585	68,913
The Dow Chemical Co. (Chemicals)	42,575	2,232,633
The Mosaic Co. (Chemicals)	12,052	535,229
TimkenSteel Corp. (Metal Fabricate/Hardware)	1,441	66,992
U.S. Silica Holdings, Inc. (Mining)	2,096	131,021
United States Steel Corp. (Iron/Steel)	5,502	215,513
W.R. Grace & Co.* (Chemicals)	2,882	262,089
Westlake Chemical Corp. (Chemicals)	1,572	136,119
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,965	73,137
TOTAL COMMON STOCKS (Cost $11,137,453)		25,470,456
TOTAL INVESTMENT SECURITIES (Cost $11,137,453) - 100.6%		25,470,456
Net other assets (liabilities) - (0.6)%		(151,736)

NET ASSETS - 100.0%		$25,318,720

*                                         Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Basic Materials invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Chemicals	$19,229,091	75.9%
Coal	460,418	1.8%
Forest Products & Paper	1,006,184	4.0%
Iron/Steel	1,655,400	6.5%
Metal Fabricate/Hardware	140,129	0.6%
Mining	2,912,970	11.5%
Miscellaneous Manufacturing	66,264	0.3%
Other**	(151,736)	(0.6)%
Total	$25,318,720	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (68.3%)
AbbVie, Inc. (Pharmaceuticals)	99,588	$5,752,203
Alexion Pharmaceuticals, Inc.* (Biotechnology)	12,384	2,053,515
Alkermes PLC* (Pharmaceuticals)	9,116	390,803
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	4,128	322,397
Amgen, Inc. (Biotechnology)	47,472	6,667,916
Biogen Idec, Inc.* (Biotechnology)	14,792	4,893,341
BioMarin Pharmaceuticals, Inc.* (Biotechnology)	9,116	657,811
Celgene Corp.* (Biotechnology)	50,052	4,743,928
Cepheid, Inc.* (Healthcare - Products)	4,472	196,902
Charles River Laboratories International, Inc.* (Biotechnology)	2,924	174,680
Cubist Pharmaceuticals, Inc.* (Biotechnology)	4,816	319,493
Gilead Sciences, Inc.* (Biotechnology)	94,600	10,070,169
Illumina, Inc.* (Biotechnology)	8,772	1,437,906
Incyte Corp.* (Biotechnology)	9,632	472,450
Intercept Pharmaceuticals, Inc.* (Healthcare - Products)	688	162,843
Isis Pharmaceuticals, Inc.* (Biotechnology)	7,396	287,187
MannKind Corp.* (Pharmaceuticals)	16,168	95,553
Medivation, Inc.* (Biotechnology)	4,816	476,158
Myriad Genetics, Inc.* (Biotechnology)	4,644	179,119
NPS Pharmaceuticals, Inc.* (Biotechnology)	6,192	160,992
PDL BioPharma, Inc. (Biotechnology)	9,976	74,521
Pharmacyclics, Inc.* (Pharmaceuticals)	3,784	444,355
Puma Biotechnology, Inc.* (Biotechnology)	1,204	287,238
Quintiles Transnational Holdings, Inc.* (Healthcare - Services)	4,128	230,260
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,644	1,674,255
Seattle Genetics, Inc.* (Biotechnology)	6,192	230,219
Techne Corp. (Healthcare - Products)	2,236	209,178
United Therapeutics Corp.* (Biotechnology)	2,924	376,173
Vertex Pharmaceuticals, Inc.* (Biotechnology)	14,964	1,680,607
TOTAL COMMON STOCKS (Cost $18,685,649)		44,722,172
TOTAL INVESTMENT SECURITIES (Cost $18,685,649) - 68.3%		44,722,172
Net other assets (liabilities) - 31.7%		20,781,499

NET ASSETS - 100.0%		$65,503,671

*                                         Non-income producing security

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	10/23/14	0.62%	$20,797,504	$(2,496)

^	Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Biotechnology invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Biotechnology	$37,240,075	56.9%
Healthcare - Products	568,923	0.8%
Healthcare - Services	230,260	0.4%
Pharmaceuticals	6,682,914	10.2%
Other**	20,781,499	31.7%
Total	$65,503,671	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.7%)
Activision Blizzard, Inc. (Software)	4,940	$102,703
Altria Group, Inc. (Agriculture)	19,665	903,410
Archer-Daniels-Midland Co. (Agriculture)	6,365	325,252
Autoliv, Inc. (Auto Parts & Equipment)	950	87,324
Avon Products, Inc. (Cosmetics/Personal Care)	4,275	53,865
B&G Foods, Inc. - Class A (Food)	570	15,704
BorgWarner, Inc. (Auto Parts & Equipment)	2,280	119,951
Brown-Forman Corp. - Class B (Beverages)	1,520	137,134
Brunswick Corp. (Leisure Time)	950	40,033
Bunge, Ltd. (Agriculture)	1,425	120,028
Campbell Soup Co. (Food)	1,805	77,128
Carter’s, Inc. (Apparel)	570	44,186
Church & Dwight, Inc. (Household Products/Wares)	1,330	93,313
Clorox Co. (Household Products/Wares)	1,235	118,609
Coach, Inc. (Retail)	2,755	98,106
Coca-Cola Co. (Beverages)	39,140	1,669,713
Coca-Cola Enterprises, Inc. (Beverages)	2,280	101,141
Colgate-Palmolive Co. (Cosmetics/Personal Care)	8,550	557,631
ConAgra Foods, Inc. (Food)	4,180	138,107
Constellation Brands, Inc.* (Beverages)	1,615	140,763
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	570	16,359
D.R. Horton, Inc. (Home Builders)	3,325	68,229
Dana Holding Corp. (Auto Parts & Equipment)	1,520	29,138
Darling International, Inc.* (Environmental Control)	1,615	29,587
Dean Foods Co. (Food)	950	12,588
Deckers Outdoor Corp.* (Apparel)	380	36,928
Delphi Automotive PLC (Auto Parts & Equipment)	2,945	180,646
Dr. Pepper Snapple Group, Inc. (Beverages)	1,900	122,189
Electronic Arts, Inc.* (Software)	3,135	111,637
Energizer Holdings, Inc. (Electrical Components & Equipment)	570	70,230
Flowers Foods, Inc. (Food)	1,805	33,140
Ford Motor Co. (Auto Manufacturers)	38,475	569,045
Fossil Group, Inc.* (Distribution/Wholesale)	475	44,603
General Mills, Inc. (Food)	6,080	306,736
General Motors Co. (Auto Manufacturers)	13,395	427,836
Gentex Corp. (Electronics)	1,425	38,147
Genuine Parts Co. (Distribution/Wholesale)	1,520	133,318
Hanesbrands, Inc. (Apparel)	950	102,068
Harley-Davidson, Inc. (Leisure Time)	2,185	127,167
Harman International Industries, Inc. (Home Furnishings)	665	65,197
Hasbro, Inc. (Toys/Games/Hobbies)	1,140	62,694
Herbalife, Ltd. (Pharmaceuticals)	665	29,094
Herman Miller, Inc. (Office Furnishings)	570	17,015
HNI Corp. (Office Furnishings)	475	17,095
Hormel Foods Corp. (Food)	1,330	68,349
Iconix Brand Group, Inc.* (Apparel)	475	17,547
Ingredion, Inc. (Food)	760	57,600
Jarden Corp.* (Household Products/Wares)	1,140	68,525
Johnson Controls, Inc. (Auto Parts & Equipment)	6,555	288,419
Kate Spade & Co.* (Retail)	1,235	32,394
Kellogg Co. (Food)	2,565	158,004
Keurig Green Mountain, Inc. (Beverages)	1,235	160,711
Kimberly-Clark Corp. (Household Products/Wares)	3,705	398,547
Kraft Foods Group, Inc. (Food)	5,890	332,195
Lancaster Colony Corp. (Food)	190	16,203
Lear Corp. (Auto Parts & Equipment)	760	65,672
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,330	46,444
Lennar Corp. - Class A (Home Builders)	1,805	70,088
Leucadia National Corp. (Holding Companies - Diversified)	3,135	74,738
LKQ Corp.* (Distribution/Wholesale)	2,945	78,308
Lorillard, Inc. (Agriculture)	3,610	216,275
Lululemon Athletica, Inc.* (Retail)	1,045	43,900
Mattel, Inc. (Toys/Games/Hobbies)	3,325	101,912
McCormick & Co., Inc. (Food)	1,330	88,977
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	1,995	191,959
Michael Kors Holdings, Ltd.* (Apparel)	1,995	142,423
Mohawk Industries, Inc.* (Textiles)	570	76,847
Molson Coors Brewing Co. - Class B (Beverages)	1,615	120,221
Mondelez International, Inc. - Class A (Food)	16,720	572,910
Monster Beverage Corp.* (Beverages)	1,425	130,630
Newell Rubbermaid, Inc. (Housewares)	2,755	94,800
NIKE, Inc. - Class B (Apparel)	6,935	618,601
Nu Skin Enterprises, Inc. - Class A (Retail)	570	25,667
PepsiCo, Inc. (Beverages)	14,915	1,388,437
Philip Morris International, Inc. (Agriculture)	15,485	1,291,448
Polaris Industries, Inc. (Leisure Time)	570	85,380
Pool Corp. (Distribution/Wholesale)	475	25,612
Post Holdings, Inc.* (Food)	475	15,761
Procter & Gamble Co. (Cosmetics/Personal Care)	26,790	2,243,395
PulteGroup, Inc. (Home Builders)	3,325	58,720
PVH Corp. (Retail)	855	103,583
Ralph Lauren Corp. (Apparel)	570	93,896
Reynolds American, Inc. (Agriculture)	3,040	179,360
Skechers U.S.A., Inc.* - Class A (Apparel)	380	20,258
Snap-on, Inc. (Hand/Machine Tools)	570	69,016
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,520	134,960
Steven Madden, Ltd.* (Apparel)	570	18,371
Take-Two Interactive Software, Inc.* (Software)	855	19,725

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tempur-Pedic International, Inc.* (Home Furnishings)	570	$32,017
Tenneco, Inc.* (Auto Parts & Equipment)	570	29,817
Tesla Motors, Inc.* (Auto Manufacturers)	950	230,546
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	2,185	163,263
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	2,755	62,222
The Hain Celestial Group, Inc.* (Food)	475	48,616
The Hershey Co. (Food)	1,520	145,054
The JM Smucker Co. - Class A (Food)	1,045	103,445
The Middleby Corp.* (Machinery-Diversified)	570	50,234
The Ryland Group, Inc. (Home Builders)	475	15,789
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	475	26,125
Thor Industries, Inc. (Home Builders)	475	24,463
TiVo, Inc.* (Home Furnishings)	1,140	14,586
Toll Brothers, Inc.* (Home Builders)	1,615	50,323
TreeHouse Foods, Inc.* (Food)	380	30,590
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,140	115,425
Tupperware Corp. (Household Products/Wares)	475	32,794
Tyson Foods, Inc. - Class A (Food)	2,945	115,945
Under Armour, Inc.* - Class A (Apparel)	1,615	111,597
V.F. Corp. (Apparel)	3,420	225,822
Visteon Corp.* (Auto Parts & Equipment)	475	46,194
WABCO Holdings, Inc.* (Auto Parts & Equipment)	570	51,842
Whirlpool Corp. (Home Furnishings)	760	110,694
Whitewave Foods Co.* (Food)	1,710	62,124
Wolverine World Wide, Inc. (Apparel)	1,045	26,188
TOTAL COMMON STOCKS (Cost $9,014,293)		19,627,290

	Principal Amount	Value
Repurchase Agreements(a)(0.3%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $60,000	$60,000	60,000
TOTAL REPURCHASE AGREEMENTS (Cost $60,000)		60,000
TOTAL INVESTMENT SECURITIES (Cost $9,074,293) - 100.0%		19,687,290
Net other assets (liabilities) - NM		7,575

NET ASSETS - 100.0%		$19,694,865

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Consumer Goods invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Agriculture	$3,035,773	15.4%
Apparel	1,457,885	7.4%
Auto Manufacturers	1,227,427	6.3%
Auto Parts & Equipment	1,093,009	5.5%
Beverages	3,970,939	20.1%
Cosmetics/Personal Care	3,018,154	15.3%
Distribution/Wholesale	281,841	1.4%
Electrical Components & Equipment	70,230	0.4%
Electronics	38,147	0.2%
Environmental Control	29,587	0.2%
Food	2,399,176	12.2%
Hand/Machine Tools	203,976	1.0%
Holding Companies - Diversified	74,738	0.4%
Home Builders	287,612	1.5%
Home Furnishings	222,494	1.2%
Household Products/Wares	737,913	3.7%
Housewares	94,800	0.5%
Leisure Time	252,580	1.3%
Machinery-Diversified	50,234	0.3%
Miscellaneous Manufacturing	46,444	0.2%
Office Furnishings	34,110	0.2%
Pharmaceuticals	221,053	1.1%
Retail	303,650	1.5%
Software	234,065	1.2%
Textiles	76,847	0.4%
Toys/Games/Hobbies	164,606	0.8%
Other**	67,575	0.3%
Total	$19,694,865	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
Aaron’s, Inc. (Commercial Services)	565	$13,741
Abercrombie & Fitch Co. - Class A (Retail)	565	20,532
Acxiom Corp.* (Software)	678	11,221
Advance Auto Parts, Inc. (Retail)	678	88,343
Alaska Air Group, Inc. (Airlines)	1,130	49,200
Amazon.com, Inc.* (Internet)	3,277	1,056,636
AMC Networks, Inc.* - Class A (Media)	452	26,406
American Airlines Group, Inc. (Airlines)	6,102	216,499
American Eagle Outfitters, Inc. (Retail)	1,469	21,330
AmerisourceBergen Corp. (Pharmaceuticals)	1,808	139,758
ANN, Inc.* (Retail)	339	13,943
Apollo Group, Inc.* - Class A (Commercial Services)	791	19,894
Asbury Automotive Group, Inc.* (Retail)	226	14,559
Ascena Retail Group, Inc.* (Retail)	1,130	15,029
AutoNation, Inc.* (Retail)	678	34,110
AutoZone, Inc.* (Retail)	226	115,183
Avis Budget Group, Inc.* (Commercial Services)	904	49,621
Bally Technologies, Inc.* (Entertainment)	339	27,357
Bed Bath & Beyond, Inc.* (Retail)	1,695	111,582
Best Buy Co., Inc. (Retail)	2,486	83,505
Big Lots, Inc. (Retail)	452	19,459
Brinker International, Inc. (Retail)	565	28,696
Buffalo Wild Wings, Inc.* (Retail)	113	15,173
Cabela’s, Inc.* (Retail)	452	26,623
Cablevision Systems Corp. NY - Class A (Media)	1,808	31,658
Cardinal Health, Inc. (Pharmaceuticals)	2,825	211,649
CarMax, Inc.* (Retail)	1,921	89,230
Carnival Corp. - Class A (Leisure Time)	3,842	154,333
Casey’s General Stores, Inc. (Retail)	339	24,306
CBS Corp. - Class B (Media)	4,181	223,684
Charter Communications, Inc.* - Class A (Media)	678	102,629
Chemed Corp. (Commercial Services)	113	11,628
Chico’s FAS, Inc. (Retail)	1,356	20,028
Chipotle Mexican Grill, Inc.* (Retail)	226	150,649
Choice Hotels International, Inc. (Lodging)	339	17,628
Cinemark Holdings, Inc. (Entertainment)	904	30,772
Comcast Corp. - Class A (Media)	22,148	1,191,119
Conversant, Inc.* (Internet)	565	19,351
Copart, Inc.* (Retail)	1,017	31,847
Costco Wholesale Corp. (Retail)	3,729	467,318
Cracker Barrel Old Country Store, Inc. (Retail)	226	23,321
CST Brands, Inc. (Retail)	678	24,374
CVS Caremark Corp. (Retail)	9,944	791,443
Darden Restaurants, Inc. (Retail)	1,130	58,150
Delta Air Lines, Inc. (Airlines)	7,232	261,438
DeVry, Inc. (Commercial Services)	452	19,350
Dick’s Sporting Goods, Inc. (Retail)	904	39,668
Dillards, Inc. - Class A (Retail)	226	24,629
DIRECTV* - Class A (Media)	4,294	371,517
Discovery Communications, Inc.* - Class C (Media)	2,373	88,465
Discovery Communications, Inc.* - Class A (Media)	1,243	46,985
DISH Network Corp.* - Class A (Media)	1,808	116,761
Dolby Laboratories, Inc.* - Class A (Entertainment)	339	14,167
Dollar General Corp.* (Retail)	2,599	158,825
Dollar Tree, Inc.* (Retail)	1,808	101,375
Domino’s Pizza, Inc. (Retail)	452	34,786
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	565	15,408
DSW, Inc. - Class A (Retail)	565	17,012
Dun & Bradstreet Corp. (Software)	339	39,822
Dunkin’ Brands Group, Inc. (Retail)	904	40,518
eBay, Inc.* (Internet)	9,605	543,931
Expedia, Inc. (Internet)	791	69,307
FactSet Research Systems, Inc. (Media)	339	41,199
Family Dollar Stores, Inc. (Retail)	791	61,097
Foot Locker, Inc. (Retail)	1,243	69,173
GameStop Corp. - Class A (Retail)	1,017	41,900
Gannett Co., Inc. (Media)	1,921	56,996
Genesco, Inc.* (Retail)	226	16,894
GNC Holdings, Inc. - Class A (Retail)	791	30,643
Grand Canyon Education, Inc.* (Commercial Services)	452	18,428
Group 1 Automotive, Inc. (Retail)	226	16,432
Groupon, Inc.* (Internet)	3,616	24,155
GUESS?, Inc. (Retail)	565	12,413
H & R Block, Inc. (Commercial Services)	2,373	73,586
Hertz Global Holdings, Inc.* (Commercial Services)	3,842	97,548
Hilton Worldwide Holdings In* (Lodging)	2,599	64,013
HSN, Inc. (Retail)	226	13,870
Hyatt Hotels Corp.* - Class A (Lodging)	452	27,355
IHS, Inc.* - Class A (Computers)	565	70,732
International Game Technology (Entertainment)	2,147	36,220
J.C. Penney Co., Inc.* (Retail)	2,599	26,094
Jack in the Box, Inc. (Retail)	339	23,116
JetBlue Airways Corp.* (Airlines)	2,147	22,801
John Wiley & Sons, Inc. (Media)	452	25,362
Kar Auction Services, Inc. (Commercial Services)	1,243	35,587
Kohls Corp. (Retail)	1,695	103,446
Kroger Co. (Food)	4,181	217,412
L Brands, Inc. (Retail)	2,147	143,806
Lamar Advertising Co. - Class A (Advertising)	678	33,392
Las Vegas Sands Corp. (Lodging)	3,164	196,833
Liberty Global PLC* (Media)	4,520	185,388
Liberty Global PLC* - Class A (Media)	1,808	76,912
Liberty Media Corp.* (Media)	791	37,319
Liberty Media Corp.* - Class C (Media)	1,695	79,648
Liberty Media Holding Corp.-Interactive Series A* (Internet)	4,068	116,019

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	565	$19,154
Liberty Ventures* (Internet)	565	21,447
Life Time Fitness, Inc.* (Leisure Time)	339	17,099
Lions Gate Entertainment Corp. (Entertainment)	678	22,354
Lithia Motors, Inc. - Class A (Retail)	226	17,106
Live Nation, Inc.* (Commercial Services)	1,243	29,857
Lowe’s Cos., Inc. (Retail)	8,475	448,497
Lumber Liquidators Holdings, Inc.* (Retail)	226	12,968
Macy’s, Inc. (Retail)	3,051	177,507
Madison Square Garden, Inc.* - Class A (Entertainment)	565	37,357
Marriott International, Inc. - Class A (Lodging)	1,809	126,440
Marriott Vacations Worldwide Corp.* (Entertainment)	226	14,331
McDonald’s Corp. (Retail)	8,362	792,801
McKesson Corp. (Pharmaceuticals)	2,034	395,959
Meredith Corp. (Media)	339	14,509
MGM Resorts International* (Lodging)	3,051	69,502
Murphy USA, Inc.* (Oil & Gas)	339	17,987
Neilsen Holdings N.V. (Media)	2,599	115,214
Netflix, Inc.* (Internet)	565	254,917
News Corp.* - Class A (Media)	4,294	70,207
Nordstrom, Inc. (Retail)	1,243	84,984
Norwegian Cruise Line Holdings, Ltd.* (Leisure Time)	791	28,492
Office Depot, Inc.* (Retail)	4,181	21,490
Omnicare, Inc. (Pharmaceuticals)	791	49,248
Omnicom Group, Inc. (Advertising)	2,147	147,842
O’Reilly Automotive, Inc.* (Retail)	904	135,925
Panera Bread Co.* - Class A (Retail)	226	36,775
PetSmart, Inc. (Retail)	904	63,361
Pier 1 Imports, Inc. (Retail)	791	9,405
Priceline.com, Inc.* (Internet)	452	523,678
Regal Entertainment Group - Class A (Entertainment)	678	13,479
Restoration Hardware Holdings* (Retail)	339	26,967
Rite Aid Corp.* (Retail)	7,797	37,737
Rollins, Inc. (Commercial Services)	565	16,543
Ross Stores, Inc. (Retail)	1,808	136,649
Royal Caribbean Cruises, Ltd. (Leisure Time)	1,469	98,849
Safeway, Inc. (Food)	1,921	65,890
Sally Beauty Holdings, Inc.* (Retail)	1,017	27,835
Scripps Networks Interactive - Class A (Media)	904	70,593
Sears Holdings Corp.* (Retail)	452	11,404
Service Corp. International (Commercial Services)	1,808	38,221
Shutterfly, Inc.* (Internet)	339	16,523
Signet Jewelers, Ltd. (Retail)	678	77,231
Sinclair Broadcast Group, Inc. - Class A (Media)	565	14,741
Sirius XM Holdings, Inc.* (Media)	22,713	79,268
Six Flags Entertainment Corp. (Entertainment)	791	27,202
Sotheby’s - Class A (Commercial Services)	565	20,182
Southwest Airlines Co. (Airlines)	5,876	198,433
Spirit Airlines, Inc.* (Airlines)	565	39,064
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	904	26,279
Staples, Inc. (Retail)	5,537	66,998
Starbucks Corp. (Retail)	6,441	486,038
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,582	131,638
Starz - Liberty Capital* (Media)	678	22,428
Sysco Corp. (Food)	4,972	188,687
Target Corp. (Retail)	5,424	339,976
The Cheesecake Factory, Inc. (Retail)	339	15,425
The Gap, Inc. (Retail)	2,373	98,930
The Home Depot, Inc. (Retail)	11,526	1,057,396
The Interpublic Group of Cos., Inc. (Advertising)	3,616	66,245
The Men’s Wearhouse, Inc. (Retail)	339	16,008
The New York Times Co. - Class A (Media)	1,130	12,679
The Wendy’s Co. (Retail)	2,373	19,601
Tiffany & Co. (Retail)	1,017	97,947
Time Warner Cable, Inc. (Media)	2,373	340,502
Time Warner, Inc. (Media)	7,345	552,417
Time, Inc.* (Media)	904	21,181
TJX Cos., Inc. (Retail)	5,876	347,683
Tractor Supply Co. (Retail)	1,130	69,506
TripAdvisor, Inc.* (Internet)	904	82,644
Twenty-First Century Fox, Inc. - Class A (Media)	16,046	550,218
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	565	66,766
United Continental Holdings, Inc.* (Airlines)	3,164	148,044
United Natural Foods, Inc.* (Food)	452	27,780
Urban Outfitters, Inc.* (Retail)	904	33,177
Vail Resorts, Inc. (Entertainment)	339	29,412
VCA Antech, Inc.* (Pharmaceuticals)	791	31,110
Viacom, Inc. - Class B (Media)	3,277	252,132
Walgreen Co. (Retail)	7,571	448,733
Wal-Mart Stores, Inc. (Retail)	13,447	1,028,293
Walt Disney Co. (Media)	13,447	1,197,187
Whole Foods Market, Inc. (Food)	3,051	116,274
Williams-Sonoma, Inc. (Retail)	791	52,657
Wyndham Worldwide Corp. (Lodging)	1,017	82,641
Wynn Resorts, Ltd. (Lodging)	678	126,840
Yelp, Inc.* (Internet)	565	38,561
YUM! Brands, Inc. (Retail)	3,729	268,413
TOTAL COMMON STOCKS (Cost $12,348,984)		23,344,940

	Principal Amount	Value
Repurchase Agreements(a)(0.4%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $94,000	$94,000	94,000
TOTAL REPURCHASE AGREEMENTS (Cost $94,000)		94,000
TOTAL INVESTMENT SECURITIES (Cost $12,442,984) - 100.3%		23,438,940
Net other assets (liabilities) - (0.3)%		(74,417)

NET ASSETS - 100.0%		$23,364,523

*                                         Non-income producing security

See accompanying notes to schedules of portfolio investments.

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Services invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Advertising	$247,479	1.1%
Airlines	935,479	4.1%
Commercial Services	444,186	1.9%
Computers	70,732	0.3%
Entertainment	268,059	1.2%
Food	616,043	2.6%
Food & Staples Retailing	26,279	0.1%
Internet	2,767,169	11.8%
Internet & Catalog Retail	19,154	0.1%
Leisure Time	298,773	1.3%
Lodging	842,890	3.6%
Media	6,015,324	25.7%
Oil & Gas	17,987	0.1%
Pharmaceuticals	827,724	3.6%
Retail	9,896,619	42.2%
Software	51,043	0.2%
Other**	19,583	0.1%
Total	$23,364,523	100.0%

**                          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
ACE, Ltd. (Insurance)	3,424	$359,075
Affiliated Managers Group, Inc.* (Diversified Financial Services)	428	85,754
AFLAC, Inc. (Insurance)	4,708	274,241
Alexander & Baldwin, Inc. (Real Estate)	428	15,395
Alexandria Real Estate Equities, Inc. (REIT)	856	63,130
Allied World Assurance Co. Holdings, Ltd. (Insurance)	856	31,535
Allstate Corp. (Insurance)	4,708	288,930
Ally Financial, Inc.* (Diversified Financial Services)	856	19,808
American Campus Communities, Inc. (REIT)	1,284	46,802
American Capital Agency Corp. (REIT)	3,852	81,855
American Express Co. (Diversified Financial Services)	9,416	824,277
American Financial Group, Inc. (Insurance)	856	49,554
American Homes 4 Rent - Class A (REIT)	1,284	21,687
American International Group, Inc. (Insurance)	14,980	809,220
American Realty Capital Properties, Inc. (REIT)	9,416	113,557
American Tower Corp. (REIT)	4,280	400,737
Ameriprise Financial, Inc. (Diversified Financial Services)	2,140	264,033
Annaly Mortgage Management, Inc. (REIT)	9,844	105,134
Aon PLC (Insurance)	2,996	262,659
Apartment Investment & Management Co. - Class A (REIT)	1,712	54,476
Arch Capital Group, Ltd.* (Insurance)	1,284	70,260
ARMOUR Residential REIT, Inc. (REIT)	3,852	14,830
Arthur J. Gallagher & Co. (Insurance)	1,712	77,656
Aspen Insurance Holdings, Ltd. (Insurance)	856	36,611
Associated Banc-Corp. (Banks)	1,712	29,823
Assurant, Inc. (Insurance)	856	55,041
Assured Guaranty, Ltd. (Insurance)	1,712	37,938
AvalonBay Communities, Inc. (REIT)	1,284	181,005
Axis Capital Holdings, Ltd. (Insurance)	1,284	60,772
BancorpSouth, Inc. (Banks)	856	17,240
Bank of America Corp. (Banks)	109,140	1,860,837
Bank of Hawaii Corp. (Banks)	428	24,315
Bank of New York Mellon Corp. (Banks)	11,556	447,564
BankUnited, Inc. (Banks)	856	26,099
BB&T Corp. (Banks)	7,276	270,740
Berkshire Hathaway, Inc.* - Class B (Insurance)	18,832	2,601,453
BioMed Realty Trust, Inc. (REIT)	2,140	43,228
BlackRock, Inc. (Diversified Financial Services)	1,284	421,563
BOK Financial Corp. (Banks)	428	28,453
Boston Properties, Inc. (REIT)	1,712	198,181
Brandywine Realty Trust (REIT)	1,712	24,088
Brown & Brown, Inc. (Insurance)	1,284	41,281
Camden Property Trust (REIT)	856	58,662
Capital One Financial Corp. (Banks)	5,992	489,067
Capitol Federal Financial, Inc. (Savings & Loans)	1,284	15,177
Cathay Bancorp, Inc. (Banks)	856	21,254
CBL & Associates Properties, Inc. (REIT)	1,712	30,645
CBOE Holdings, Inc. (Diversified Financial Services)	856	45,817
CBRE Group, Inc.* - Class A (Real Estate)	2,996	89,100
CBS Outdoor Americas (REIT)	1,284	38,443
Chimera Investment Corp. (REIT)	10,700	32,528
Cincinnati Financial Corp. (Insurance)	1,712	80,550
CIT Group, Inc. (Banks)	2,140	98,354
Citigroup, Inc. (Banks)	31,672	1,641,243
City National Corp. (Banks)	428	32,387
CME Group, Inc. (Diversified Financial Services)	3,424	273,766
CNO Financial Group, Inc. (Insurance)	2,140	36,294
Colony Financial, Inc. (REIT)	1,284	28,736
Columbia Property Trust, Inc. (REIT)	1,284	30,649
Comerica, Inc. (Banks)	1,712	85,360
Commerce Bancshares, Inc. (Banks)	856	38,216
Corporate Office Properties Trust (REIT)	856	22,016
Corrections Corp. of America (REIT)	1,284	44,118
Cousins Properties, Inc. (REIT)	2,140	25,573
Crown Castle International Corp. (REIT)	3,424	275,735
CubeSmart (REIT)	1,712	30,782
Cullen/Frost Bankers, Inc. (Banks)	428	32,746
CYS Investments, Inc. (REIT)	1,712	14,107
DCT Industrial Trust, Inc. (REIT)	3,424	25,714
DDR Corp. (REIT)	2,996	50,123
DiamondRock Hospitality Co. (REIT)	2,140	27,135
Digital Realty Trust, Inc. (REIT)	1,284	80,096
Discover Financial Services (Diversified Financial Services)	4,708	303,148
Douglas Emmett, Inc. (REIT)	1,284	32,960
Duke Realty Corp. (REIT)	3,424	58,824
DuPont Fabros Technology, Inc. (REIT)	856	23,146
E*TRADE Financial Corp.* (Diversified Financial Services)	2,996	67,680
East West Bancorp, Inc. (Banks)	1,284	43,656
EastGroup Properties, Inc. (REIT)	428	25,933
Eaton Vance Corp. (Diversified Financial Services)	1,284	48,445
Endurance Specialty Holdings, Ltd. (Insurance)	428	23,617
EPR Properties (REIT)	428	21,691
Equity Commonwealth (REIT)	1,284	33,012
Equity Lifestyle Properties, Inc. (REIT)	856	36,260
Equity Residential (REIT)	3,852	237,206
Erie Indemnity Co. - Class A (Insurance)	428	32,447
Essex Property Trust, Inc. (REIT)	856	153,010
Everest Re Group, Ltd. (Insurance)	428	69,340
Extra Space Storage, Inc. (REIT)	1,284	66,216
F.N.B. Corp. (Banks)	1,712	20,527
Federal Realty Investment Trust (REIT)	856	101,402

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Federated Investors, Inc. - Class B (Diversified Financial Services)	856	$25,132
Fifth Third Bancorp (Banks)	8,560	171,371
Financial Engines, Inc. (Diversified Financial Services)	428	14,644
First American Financial Corp. (Insurance)	1,284	34,822
First Financial Bankshares, Inc. (Banks)	856	23,788
First Horizon National Corp. (Banks)	2,568	31,540
First Niagara Financial Group, Inc. (Savings & Loans)	3,852	32,087
First Republic Bank (Banks)	1,284	63,404
FirstMerit Corp. (Banks)	1,712	30,131
FNF Group (Diversified Financial Services)	2,996	83,109
FNFV Group* (Diversified Financial Services)	856	11,779
Forest City Enterprises, Inc.* - Class A (Real Estate)	1,712	33,487
Franklin Resources, Inc. (Diversified Financial Services)	4,280	233,731
Fulton Financial Corp. (Banks)	2,140	23,711
Gaming & Leisure Properties, Inc. (REIT)	856	26,450
General Growth Properties, Inc. (REIT)	6,420	151,191
Genworth Financial, Inc.* - Class A (Insurance)	5,136	67,282
Glacier Bancorp, Inc. (Banks)	856	22,136
Hancock Holding Co. (Banks)	856	27,435
Hanover Insurance Group, Inc. (Insurance)	428	26,288
Hartford Financial Services Group, Inc. (Insurance)	4,708	175,373
Hatteras Financial Corp. (REIT)	856	15,374
HCC Insurance Holdings, Inc. (Insurance)	856	41,336
HCP, Inc. (REIT)	4,708	186,955
Health Care REIT, Inc. (REIT)	3,424	213,555
Healthcare Realty Trust, Inc. (REIT)	856	20,270
Healthcare Trust of America, Inc. - Class A (REIT)	2,568	29,789
Highwoods Properties, Inc. (REIT)	856	33,298
Home Properties, Inc. (REIT)	428	24,927
Hospitality Properties Trust (REIT)	1,712	45,967
Host Hotels & Resorts, Inc. (REIT)	7,704	164,326
Hudson City Bancorp, Inc. (Savings & Loans)	5,136	49,922
Huntington Bancshares, Inc. (Banks)	8,560	83,289
IBERIABANK Corp. (Banks)	428	26,754
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	1,284	250,444
International Bancshares Corp. (Banks)	428	10,557
Invesco Mortgage Capital, Inc. (REIT)	1,284	20,184
Invesco, Ltd. (Diversified Financial Services)	4,280	168,974
Investors Bancorp, Inc. (Savings & Loans)	3,424	34,685
Iron Mountain, Inc. (REIT)	1,712	55,897
J.P. Morgan Chase & Co. (Banks)	38,948	2,346,228
Janus Capital Group, Inc. (Diversified Financial Services)	1,712	24,892
Jones Lang LaSalle, Inc. (Real Estate)	428	54,074
Kemper Corp. (Insurance)	428	14,616
KeyCorp (Banks)	8,988	119,810
Kilroy Realty Corp. (REIT)	856	50,881
Kimco Realty Corp. (REIT)	4,280	93,775
Kite Realty Group Trust (REIT)	856	20,749
LaSalle Hotel Properties (REIT)	1,284	43,964
Legg Mason, Inc. (Diversified Financial Services)	856	43,793
Lexington Realty Trust (REIT)	2,140	20,951
Liberty Property Trust (REIT)	1,712	56,941
Lincoln National Corp. (Insurance)	2,568	137,593
Loews Corp. (Insurance)	2,996	124,813
LPL Financial Holdings, Inc. (Diversified Financial Services)	856	39,419
M&T Bank Corp. (Banks)	1,284	158,304
Mack-Cali Realty Corp. (REIT)	856	16,358
MarketAxess Holdings, Inc. (Diversified Financial Services)	428	26,476
Marsh & McLennan Cos., Inc. (Insurance)	5,564	291,220
MasterCard, Inc. - Class A (Commercial Services)	10,272	759,306
MB Financial, Inc. (Banks)	856	23,694
McGraw Hill Financial, Inc. (Commercial Services)	2,996	253,012
Medical Properties Trust, Inc. (REIT)	1,712	20,989
Mercury General Corp. (Insurance)	428	20,891
MetLife, Inc. (Insurance)	11,556	620,788
MFA Financial, Inc. (REIT)	3,852	29,969
MGIC Investment Corp.* (Insurance)	3,424	26,741
Mid-America Apartment Communities, Inc. (REIT)	856	56,196
Moody’s Corp. (Commercial Services)	2,140	202,230
Morgan Stanley Dean Witter & Co. (Banks)	15,836	547,451
MSCI, Inc.* - Class A (Software)	1,284	60,374
NASDAQ Stock Market, Inc. (Diversified Financial Services)	1,284	54,467
National Retail Properties, Inc. (REIT)	1,284	44,388
Navient Corp. (Diversified Financial Services)	4,280	75,799
New York Community Bancorp (Savings & Loans)	4,708	74,716
Northern Trust Corp. (Banks)	2,140	145,584
NorthStar Asset Managenent Group, Inc.* (Diversified Financial Services)	1,712	31,535
NorthStar Realty Finance Corp. (REIT)	2,140	37,814
Ocwen Financial Corp.* (Diversified Financial Services)	1,284	33,615
Old Republic International Corp. (Insurance)	2,568	36,671
OMEGA Healthcare Investors, Inc. (REIT)	1,284	43,900
PacWest Bancorp (Banks)	856	35,293
PartnerRe, Ltd. (Insurance)	428	47,033
Pebblebrook Hotel Trust (REIT)	856	31,963
People’s United Financial, Inc. (Savings & Loans)	3,424	49,545
Piedmont Office Realty Trust, Inc. - Class A (REIT)	1,712	30,200
Platinum Underwriters Holdings, Ltd. (Insurance)	428	26,052
Plum Creek Timber Co., Inc. (REIT)	1,712	66,785
PNC Financial Services Group (Banks)	5,564	476,167
Popular, Inc.* (Banks)	1,284	37,795
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	428	22,354
Post Properties, Inc. (REIT)	428	21,974
Potlatch Corp. (REIT)	428	17,210
Primerica, Inc. (Insurance)	428	20,638

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Principal Financial Group, Inc. (Insurance)	2,996	$157,200
PrivateBancorp, Inc. (Banks)	856	25,603
ProAssurance Corp. (Insurance)	428	18,862
Progressive Corp. (Insurance)	5,564	140,658
Prologis, Inc. (REIT)	5,136	193,627
Prosperity Bancshares, Inc. (Banks)	428	24,469
Protective Life Corp. (Insurance)	856	59,415
Prudential Financial, Inc. (Insurance)	4,708	414,022
Public Storage, Inc. (REIT)	1,712	283,918
Radian Group, Inc. (Insurance)	2,140	30,516
Raymond James Financial Corp. (Diversified Financial Services)	1,284	68,797
Rayonier, Inc. (REIT)	1,284	39,984
Realogy Holdings Corp.* (Real Estate)	1,712	63,686
Realty Income Corp. (REIT)	2,140	87,291
Redwood Trust, Inc. (REIT)	856	14,192
Regency Centers Corp. (REIT)	856	46,078
Regions Financial Corp. (Banks)	14,124	141,805
Reinsurance Group of America, Inc. (Insurance)	856	68,591
RenaissanceRe Holdings (Insurance)	428	42,796
Retail Properties of America, Inc. (REIT)	2,568	37,570
RLI Corp. (Insurance)	428	18,528
RLJ Lodging Trust (REIT)	1,284	36,555
Ryman Hospitality Properties, Inc. (REIT)	428	20,244
Santander Consumer USA Holdings, Inc. (Diversified Financial Services)	856	15,245
SEI Investments Co. (Commercial Services)	1,284	46,429
Senior Housing Properties Trust (REIT)	2,140	44,769
Signature Bank* (Banks)	428	47,962
Simon Property Group, Inc. (REIT)	3,424	562,973
SL Green Realty Corp. (REIT)	856	86,730
SLM Corp. (Diversified Financial Services)	4,280	36,637
Sovran Self Storage, Inc. (REIT)	428	31,826
Spirit Realty Capital, Inc. (REIT)	4,280	46,952
St. Joe Co.* (Real Estate)	856	17,060
StanCorp Financial Group, Inc. (Insurance)	428	27,041
Starwood Property Trust, Inc. (REIT)	2,140	46,994
State Street Corp. (Banks)	4,280	315,051
Stifel Financial Corp.* (Diversified Financial Services)	856	40,138
Strategic Hotels & Resorts, Inc.* (REIT)	2,568	29,917
Sun Communities, Inc. (REIT)	428	21,614
Sunstone Hotel Investors, Inc. (REIT)	2,140	29,575
SunTrust Banks, Inc. (Banks)	5,564	211,599
Susquehanna Bancshares, Inc. (Banks)	2,140	21,400
SVB Financial Group* (Banks)	428	47,975
Symetra Financial Corp. (Insurance)	856	19,970
Synchrony Financial* (Diversified Financial Services)	1,284	31,522
Synovus Financial Corp. (Banks)	1,284	30,354
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,568	201,331
Tanger Factory Outlet Centers, Inc. (REIT)	856	28,008
Taubman Centers, Inc. (REIT)	856	62,488
TCF Financial Corp. (Banks)	1,712	26,587
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,996	99,977
Texas Capital Bancshares, Inc.* (Banks)	428	24,687
The Charles Schwab Corp. (Diversified Financial Services)	11,984	352,210
The Chubb Corp. (Insurance)	2,568	233,893
The Geo Group, Inc. (REIT)	856	32,716
The Goldman Sachs Group, Inc. (Banks)	4,280	785,680
The Howard Hughes Corp.* (Real Estate)	428	64,201
The Macerich Co. (REIT)	1,284	81,958
The Travelers Cos., Inc. (Insurance)	3,424	321,651
Torchmark Corp. (Insurance)	1,284	67,243
Trustmark Corp. (Banks)	856	19,718
Two Harbors Investment Corp. (REIT)	3,852	37,249
U.S. Bancorp (Banks)	18,832	787,743
UDR, Inc. (REIT)	2,568	69,978
UMB Financial Corp. (Banks)	428	23,347
Umpqua Holdings Corp. (Banks)	2,140	35,246
United Bankshares, Inc. (Banks)	856	26,476
UnumProvident Corp. (Insurance)	2,568	88,288
Validus Holdings, Ltd. (Insurance)	856	33,504
Valley National Bancorp (Banks)	2,140	20,737
Ventas, Inc. (REIT)	2,996	185,602
Visa, Inc. - Class A (Diversified Financial Services)	5,136	1,095,868
Vornado Realty Trust (REIT)	1,712	171,132
Voya Financial, Inc. (Insurance)	1,712	66,939
W.R. Berkley Corp. (Insurance)	856	40,917
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	856	44,247
Washington Federal, Inc. (Savings & Loans)	856	17,428
Washington Prime Group, Inc. (REIT)	1,712	29,926
Washington REIT (REIT)	856	21,725
Webster Financial Corp. (Banks)	856	24,944
Weingarten Realty Investors (REIT)	1,284	40,446
Wells Fargo & Co. (Banks)	49,220	2,553,041
Western Union Co. (Commercial Services)	5,564	89,247
Weyerhaeuser Co. (REIT)	5,564	177,269
Willis Group Holdings PLC (Insurance)	1,712	70,878
Wintrust Financial Corp. (Banks)	428	19,119
WP Carey, Inc. (Real Estate)	856	54,587
XL Group PLC (Insurance)	2,568	85,181
Zions Bancorp (Banks)	2,140	62,188
TOTAL COMMON STOCKS (Cost $17,941,608)		38,706,880

	Principal Amount	Value
Repurchase Agreements(a)(0.3%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $115,000	$115,000	115,000
TOTAL REPURCHASE AGREEMENTS (Cost $115,000)		115,000
TOTAL INVESTMENT SECURITIES (Cost $18,056,608) - 100.3%		38,821,880
Net other assets (liabilities) - (0.3)%		(116,422)

NET ASSETS - 100.0%		$38,705,458

*                                         Non-income producing security

See accompanying notes to schedules of portfolio investments.

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Financials invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Banks	$14,888,054	38.5%
Commercial Services	1,350,224	3.5%
Diversified Financial Services	5,480,426	14.1%
Insurance	9,016,724	23.3%
Real Estate	391,590	1.0%
REIT	7,245,928	18.7%
Savings & Loans	273,560	0.7%
Software	60,374	0.2%
Other**	(1,422)	NM
Total	$38,705,458	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.6%)
Abbott Laboratories (Pharmaceuticals)	40,673	$1,691,590
AbbVie, Inc. (Pharmaceuticals)	42,958	2,481,254
Acadia Healthcare Co., Inc.* (Healthcare - Services)	1,371	66,494
Actavis PLC* (Pharmaceuticals)	7,312	1,764,239
Aetna, Inc. (Healthcare - Services)	9,597	777,357
Akorn, Inc.* (Pharmaceuticals)	1,828	66,302
Alere, Inc.* (Healthcare - Products)	2,285	88,612
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,484	909,357
Align Technology, Inc.* (Healthcare - Products)	1,828	94,471
Alkermes PLC* (Pharmaceuticals)	4,113	176,324
Allergan, Inc. (Pharmaceuticals)	8,226	1,465,791
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,828	142,767
Amgen, Inc. (Biotechnology)	20,565	2,888,559
Bard (C.R.), Inc. (Healthcare - Products)	1,828	260,874
Baxter International, Inc. (Healthcare - Products)	14,624	1,049,564
Becton, Dickinson & Co. (Healthcare - Products)	5,027	572,123
Biogen Idec, Inc.* (Biotechnology)	6,398	2,116,521
BioMarin Pharmaceuticals, Inc.* (Biotechnology)	4,113	296,794
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	457	51,824
Boston Scientific Corp.* (Healthcare - Products)	35,646	420,979
Bristol-Myers Squibb Co. (Pharmaceuticals)	44,786	2,292,147
Brookdale Senior Living, Inc.* (Healthcare - Services)	5,027	161,970
Bruker Corp.* (Life Sciences Tools & Services)	3,199	59,229
CareFusion Corp.* (Healthcare - Products)	5,484	248,151
Celgene Corp.* (Biotechnology)	21,479	2,035,780
Centene Corp.* (Healthcare - Services)	1,371	113,395
Cepheid, Inc.* (Healthcare - Products)	1,828	80,487
Charles River Laboratories International, Inc.* (Biotechnology)	1,371	81,904
CIGNA Corp. (Healthcare - Services)	7,312	663,125
Community Health Systems, Inc.* (Healthcare - Services)	3,199	175,273
Covance, Inc.* (Healthcare - Services)	1,371	107,898
Covidien PLC (Healthcare - Products)	12,339	1,067,447
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,828	121,270
DaVita, Inc.* (Healthcare - Services)	4,570	334,250
DENTSPLY International, Inc. (Healthcare - Products)	3,656	166,714
Dexcom, Inc.* (Healthcare - Products)	1,828	73,102
Edwards Lifesciences Corp.* (Healthcare - Products)	2,742	280,095
Eli Lilly & Co. (Pharmaceuticals)	26,506	1,718,914
Endo International PLC* (Pharmaceuticals)	4,113	281,082
Envision Healthcare Holdings, Inc.* (Healthcare - Services)	2,742	95,093
Express Scripts Holding Co.* (Pharmaceuticals)	20,108	1,420,228
Gilead Sciences, Inc.* (Biotechnology)	40,673	4,329,640
Haemonetics Corp.* (Healthcare - Products)	1,371	47,875
HCA Holdings, Inc.* (Healthcare - Services)	8,226	580,097
Health Net, Inc.* (Healthcare - Services)	2,285	105,361
Healthcare Services Group, Inc. (Commercial Services)	1,828	52,299
HealthSouth Corp. (Healthcare - Services)	2,285	84,317
Henry Schein, Inc.* (Healthcare - Products)	2,285	266,134
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,371	56,801
HMS Holdings Corp.* (Commercial Services)	2,285	43,072
Hologic, Inc.* (Healthcare - Products)	6,398	155,663
Hospira, Inc.* (Healthcare - Products)	4,570	237,777
Humana, Inc. (Healthcare - Services)	4,113	535,883
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,371	161,545
Illumina, Inc.* (Biotechnology)	3,656	599,292
Impax Laboratories, Inc.* (Pharmaceuticals)	1,828	43,342
Incyte Corp.* (Biotechnology)	4,113	201,743
Intercept Pharmaceuticals, Inc.* (Healthcare - Products)	457	108,168
Intuitive Surgical, Inc.* (Healthcare - Products)	914	422,103
Isis Pharmaceuticals, Inc.* (Biotechnology)	3,199	124,217
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,828	293,504
Johnson & Johnson (Pharmaceuticals)	75,862	8,086,132
Laboratory Corp. of America Holdings* (Healthcare - Services)	2,285	232,499
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,371	94,859
Magellan Health Services, Inc.* (Healthcare - Services)	914	50,023
Mallinckrodt PLC* (Pharmaceuticals)	3,199	288,390
MannKind Corp.* (Pharmaceuticals)	6,855	40,513
Medivation, Inc.* (Biotechnology)	2,285	225,918
Mednax, Inc.* (Healthcare - Services)	2,742	150,316
Medtronic, Inc. (Healthcare - Products)	26,506	1,642,046
Merck & Co., Inc. (Pharmaceuticals)	77,690	4,605,463
Mylan Laboratories, Inc.* (Pharmaceuticals)	10,054	457,356
Myriad Genetics, Inc.* (Biotechnology)	1,828	70,506
NPS Pharmaceuticals, Inc.* (Biotechnology)	2,742	71,292
Owens & Minor, Inc. (Distribution/Wholesale)	1,828	59,849
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	914	88,585

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PAREXEL International Corp.* (Commercial Services)	1,371	$86,497
Patterson Cos., Inc. (Healthcare - Products)	2,285	94,668
PDL BioPharma, Inc. (Biotechnology)	4,113	30,724
Perrigo Co. PLC (Pharmaceuticals)	3,656	549,094
Pfizer, Inc. (Pharmaceuticals)	170,918	5,054,046
Pharmacyclics, Inc.* (Pharmaceuticals)	1,828	214,662
Puma Biotechnology, Inc.* (Biotechnology)	457	109,026
Quest Diagnostics, Inc. (Healthcare - Services)	4,113	249,577
Quintiles Transnational Holdings, Inc.* (Healthcare - Services)	1,828	101,966
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,828	659,031
ResMed, Inc. (Healthcare - Products)	3,656	180,131
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,828	285,607
Seattle Genetics, Inc.* (Biotechnology)	2,742	101,948
Sirona Dental Systems, Inc.* (Healthcare - Products)	1,371	105,128
St. Jude Medical, Inc. (Healthcare - Products)	7,769	467,150
STERIS Corp. (Healthcare - Products)	1,371	73,979
Stryker Corp. (Healthcare - Products)	8,226	664,250
Team Health Holdings, Inc.* (Commercial Services)	1,828	106,006
Techne Corp. (Healthcare - Products)	914	85,505
Teleflex, Inc. (Healthcare - Products)	914	96,007
Tenet Healthcare Corp.* (Healthcare - Services)	2,742	162,847
The Cooper Cos., Inc. (Healthcare - Products)	1,371	213,533
Theravance, Inc. (Biotechnology)	2,285	39,051
Thermo Fisher Scientific, Inc. (Electronics)	10,968	1,334,806
Thoratec Corp.* (Healthcare - Products)	1,371	36,647
United Therapeutics Corp.* (Biotechnology)	1,371	176,379
UnitedHealth Group, Inc. (Healthcare - Services)	26,049	2,246,726
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,285	238,783
Varian Medical Systems, Inc.* (Healthcare - Products)	2,742	219,689
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,398	718,559
Waters Corp.* (Electronics)	2,285	226,489
WellCare Health Plans, Inc.* (Healthcare - Services)	1,371	82,726
WellPoint, Inc. (Healthcare - Services)	7,312	874,661
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,828	81,821
Zimmer Holdings, Inc. (Healthcare - Products)	4,570	459,514
Zoetis, Inc. (Pharmaceuticals)	13,710	506,585
TOTAL COMMON STOCKS (Cost $34,473,317)		70,505,748

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $40,000	$40,000	40,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,000)		40,000
TOTAL INVESTMENT SECURITIES (Cost $34,513,317) - 99.7%		70,545,748
Net other assets (liabilities) - 0.3%		232,645

NET ASSETS - 100.0%		$70,778,393

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Health Care invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Biotechnology	$16,102,102	22.8%
Commercial Services	287,874	0.4%
Distribution/Wholesale	59,849	0.1%
Electronics	1,561,295	2.2%
Healthcare - Products	10,278,753	14.5%
Healthcare - Services	8,285,496	11.7%
Life Sciences Tools & Services	59,229	0.1%
Pharmaceuticals	33,871,150	47.8%
Other**	272,645	0.4%
Total	$70,778,393	100.0%

**                          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.8%)
3M Co. (Miscellaneous Manufacturing)	4,104	$581,454
Accenture PLC - Class A (Computers)	3,990	324,467
Actuant Corp. - Class A (Miscellaneous Manufacturing)	456	13,917
Acuity Brands, Inc. (Electrical Components & Equipment)	228	26,838
Advisory Board Co.* (Commercial Services)	228	10,623
Aecom Technology Corp.* (Engineering & Construction)	684	23,085
AGCO Corp. (Machinery-Diversified)	570	25,912
Agilent Technologies, Inc. (Electronics)	2,166	123,419
Air Lease Corp. (Diversified Financial Services)	570	18,525
Allegion PLC (Electronics)	570	27,155
Alliance Data Systems Corp.* (Commercial Services)	342	84,908
Alliant Techsystems, Inc. (Aerospace/Defense)	228	29,102
Allison Transmission HLD (Automobile Manufacturers)	1,026	29,231
Ametek, Inc. (Electrical Components & Equipment)	1,596	80,135
Amphenol Corp. - Class A (Electronics)	1,026	102,456
Anixter International, Inc. (Telecommunications)	228	19,343
Applied Industrial Technologies, Inc. (Machinery-Diversified)	228	10,408
AptarGroup, Inc. (Miscellaneous Manufacturing)	456	27,679
Armstrong World Industries, Inc.* (Building Products)	342	19,152
Arrow Electronics, Inc.* (Distribution/Wholesale)	684	37,859
Automatic Data Processing, Inc. (Commercial Services)	3,078	255,721
Avery Dennison Corp. (Household Products/Wares)	570	25,451
Avnet, Inc. (Electronics)	912	37,848
Babcock & Wilcox Co. (Machinery-Diversified)	684	18,940
Ball Corp. (Packaging & Containers)	912	57,703
BE Aerospace, Inc.* (Aerospace/Defense)	684	57,415
Belden, Inc. (Electrical Components & Equipment)	228	14,597
Bemis Co., Inc. (Packaging & Containers)	684	26,006
Berry Plastics Group, Inc.* (Packaging & Containers)	798	20,142
Boeing Co. (Aerospace/Defense)	4,332	551,810
Broadridge Financial Solutions, Inc. (Software)	798	33,221
C.H. Robinson Worldwide, Inc. (Transportation)	912	60,484
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	456	36,653
Caterpillar, Inc. (Machinery - Construction & Mining)	3,990	395,130
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	570	32,975
Cintas Corp. (Commercial Services)	570	40,236
Civeo Corp. (Commercial Services)	684	7,941
Clarcor, Inc. (Miscellaneous Manufacturing)	342	21,573
Clean Harbors, Inc.* (Environmental Control)	342	18,441
Cognex Corp.* (Machinery-Diversified)	570	22,954
Colfax Corp.* (Miscellaneous Manufacturing)	570	32,473
Convergys Corp. (Commercial Services)	684	12,189
Con-way, Inc. (Transportation)	342	16,245
CoreLogic, Inc.* (Commercial Services)	570	15,430
CoStar Group, Inc.* (Commercial Services)	228	35,463
Covanta Holding Corp. (Environmental Control)	798	16,934
Crane Co. (Miscellaneous Manufacturing)	342	21,618
Crown Holdings, Inc.* (Packaging & Containers)	912	40,602
CSX Corp. (Transportation)	6,384	204,671
Cummins, Inc. (Machinery-Diversified)	1,140	150,457
Curtiss-Wright Corp. (Aerospace/Defense)	342	22,545
Danaher Corp. (Miscellaneous Manufacturing)	3,876	294,498
Deere & Co. (Machinery-Diversified)	2,280	186,938
Deluxe Corp. (Commercial Services)	342	18,865
DigitalGlobe, Inc.* (Telecommunications)	456	12,996
Donaldson Co., Inc. (Miscellaneous Manufacturing)	798	32,423
Dover Corp. (Miscellaneous Manufacturing)	1,026	82,419
Eagle Materials, Inc. (Building Materials)	342	34,826
Eaton Corp. (Miscellaneous Manufacturing)	3,078	195,053
EMCOR Group, Inc. (Engineering & Construction)	456	18,222
Emerson Electric Co. (Electrical Components & Equipment)	4,446	278,231
EnerSys (Electrical Components & Equipment)	342	20,055
Equifax, Inc. (Commercial Services)	798	59,642
Esterline Technologies Corp.* (Aerospace/Defense)	228	25,370
Euronet Worldwide, Inc.* (Commercial Services)	342	16,344
Exelis, Inc. (Aerospace/Defense)	1,254	20,741
Expeditors International of Washington, Inc. (Transportation)	1,254	50,887
Fastenal Co. (Distribution/Wholesale)	1,710	76,779
FedEx Corp. (Transportation)	1,710	276,080
FEI Co. (Electronics)	228	17,196
Fidelity National Information Services, Inc. (Software)	1,824	102,691
Fiserv, Inc.* (Software)	1,596	103,158
FleetCor Technologies, Inc.* (Commercial Services)	456	64,807

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FLIR Systems, Inc. (Electronics)	912	$28,582
Flowserve Corp. (Machinery-Diversified)	912	64,314
Fluor Corp. (Engineering & Construction)	1,026	68,526
Fortune Brands Home & Security, Inc. (Building Materials)	1,026	42,179
Foster Wheeler AG (Engineering & Construction)	684	21,628
FTI Consulting, Inc.* (Commercial Services)	228	7,971
GATX Corp. (Trucking & Leasing)	342	19,963
Generac Holdings, Inc.* (Electrical Components & Equipment)	456	18,486
General Dynamics Corp. (Aerospace/Defense)	2,052	260,789
General Electric Co. (Miscellaneous Manufacturing)	64,296	1,647,263
Genesee & Wyoming, Inc.* - Class A (Transportation)	342	32,596
Genpact, Ltd.* (Commercial Services)	1,026	16,744
Global Payments, Inc. (Commercial Services)	456	31,865
Graco, Inc. (Machinery-Diversified)	342	24,959
Graphic Packaging Holding Co.* (Packaging & Containers)	2,052	25,506
Greif, Inc. - Class A (Packaging & Containers)	228	9,989
Harsco Corp. (Miscellaneous Manufacturing)	570	12,204
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	798	21,753
HEICO Corp. (Aerospace/Defense)	342	15,971
Hexcel Corp.* (Miscellaneous Manufacturing)	570	22,629
Hillenbrand, Inc. (Miscellaneous Manufacturing)	456	14,086
Honeywell International, Inc. (Electronics)	5,016	467,089
Hub Group, Inc.* - Class A (Transportation)	228	9,241
Hubbell, Inc. - Class B (Electrical Components & Equipment)	342	41,221
Huntington Ingalls Industries, Inc. (Shipbuilding)	342	35,640
IDEX Corp. (Machinery-Diversified)	456	33,001
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,280	192,478
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,710	96,376
IPG Photonics Corp.* (Semiconductors)	228	15,682
Itron, Inc.* (Electronics)	228	8,963
ITT Corp. (Miscellaneous Manufacturing)	570	25,616
J.B. Hunt Transport Services, Inc. (Transportation)	570	42,209
Jabil Circuit, Inc. (Electronics)	1,254	25,293
Jack Henry & Associates, Inc. (Computers)	570	31,726
Jacobs Engineering Group, Inc.* (Engineering & Construction)	798	38,958
Joy Global, Inc. (Machinery - Construction & Mining)	684	37,305
Kansas City Southern Industries, Inc. (Transportation)	684	82,901
KBR, Inc. (Engineering & Construction)	912	17,173
Kennametal, Inc. (Hand/Machine Tools)	456	18,837
Kirby Corp.* (Transportation)	342	40,305
Knowles Corp.* (Telecommunications)	570	15,105
L-3 Communications Holdings, Inc. (Aerospace/Defense)	570	67,784
Landstar System, Inc. (Transportation)	342	24,689
Lennox International, Inc. (Building Materials)	342	26,290
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	456	31,525
LinkedIn Corp.* - Class A (Internet)	684	142,128
Littelfuse, Inc. (Electrical Components & Equipment)	114	9,711
Lockheed Martin Corp. (Aerospace/Defense)	1,710	312,554
Louisiana-Pacific Corp.* (Building Materials)	912	12,394
Manitowoc Co. (Machinery-Diversified)	912	21,386
Manpower, Inc. (Commercial Services)	456	31,966
Martin Marietta Materials (Building Materials)	342	44,097
Masco Corp. (Building Materials)	2,280	54,537
MAXIMUS, Inc. (Commercial Services)	456	18,299
MDU Resources Group, Inc. (Electric)	1,254	34,874
MeadWestvaco Corp. (Forest Products & Paper)	1,026	42,004
Mettler Toledo International, Inc.* (Electronics)	228	58,398
Moog, Inc.* - Class A (Aerospace/Defense)	228	15,595
MRC Global, Inc.* (Oil & Gas Services)	684	15,951
MSA Safety, Inc. (Machinery - Construction & Mining)	228	11,263
MSC Industrial Direct Co. - Class A (Retail)	342	29,227
Mueller Industries, Inc. (Metal Fabricate/Hardware)	342	9,761
National Instruments Corp. (Electronics)	684	21,156
Navistar International Corp.* (Auto Manufacturers)	456	15,007
NeuStar, Inc.* - Class A (Telecommunications)	342	8,492
Nordson Corp. (Machinery-Diversified)	342	26,016
Norfolk Southern Corp. (Transportation)	1,938	216,281
Northrop Grumman Corp. (Aerospace/Defense)	1,368	180,248
NOW, Inc.* (Oil & Gas Services)	684	20,800
Old Dominion Freight Line, Inc.* (Transportation)	456	32,212
Oshkosh Truck Corp. (Auto Manufacturers)	570	25,166
Owens Corning, Inc. (Building Materials)	798	25,337
Owens-Illinois, Inc.* (Packaging & Containers)	1,026	26,727
PACCAR, Inc. (Auto Manufacturers)	2,280	129,674
Packaging Corp. of America (Packaging & Containers)	684	43,653
Pall Corp. (Miscellaneous Manufacturing)	684	57,251
Parker Hannifin Corp. (Miscellaneous Manufacturing)	912	104,105
Paychex, Inc. (Software)	2,052	90,698
Pentair PLC (Miscellaneous Manufacturing)	1,254	82,124
PerkinElmer, Inc. (Electronics)	684	29,822
Precision Castparts Corp. (Metal Fabricate/Hardware)	912	216,034
Quanta Services, Inc.* (Commercial Services)	1,368	49,645

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
R.R. Donnelley & Sons Co. (Commercial Services)	1,254	$20,641
Raytheon Co. (Aerospace/Defense)	1,938	196,940
Regal-Beloit Corp. (Hand/Machine Tools)	342	21,974
Republic Services, Inc. (Environmental Control)	1,596	62,276
Robert Half International, Inc. (Commercial Services)	912	44,688
Rock-Tenn Co. - Class A (Packaging & Containers)	912	43,393
Rockwell Automation, Inc. (Machinery-Diversified)	912	100,211
Rockwell Collins, Inc. (Aerospace/Defense)	912	71,592
Roper Industries, Inc. (Machinery-Diversified)	684	100,062
Ryder System, Inc. (Transportation)	342	30,770
Sealed Air Corp. (Packaging & Containers)	1,368	47,717
Sensata Tech Holding N.V.* (Electronics)	1,026	45,688
Sherwin-Williams Co. (Chemicals)	570	124,824
Silgan Holdings, Inc. (Packaging & Containers)	228	10,716
Smith Corp. (Miscellaneous Manufacturing)	456	21,560
Sonoco Products Co. (Packaging & Containers)	684	26,874
Spirit Aerosystems Holdings, Inc.* - Class A (Aerospace/Defense)	798	30,372
SPX Corp. (Miscellaneous Manufacturing)	228	21,416
Stericycle, Inc.* (Environmental Control)	570	66,439
TE Connectivity, Ltd. (Electronics)	2,622	144,970
Teledyne Technologies, Inc.* (Aerospace/Defense)	228	21,434
Terex Corp. (Machinery - Construction & Mining)	684	21,731
TETRA Tech, Inc. (Environmental Control)	456	11,391
Textron, Inc. (Miscellaneous Manufacturing)	1,824	65,646
The ADT Corp. (Commercial Services)	1,140	40,424
The Corporate Executive Board Co. (Commercial Services)	228	13,696
The Timken Co. (Metal Fabricate/Hardware)	456	19,330
The Valspar Corp. (Chemicals)	456	36,019
Toro Co. (Housewares)	342	20,257
Total System Services, Inc. (Commercial Services)	1,026	31,765
Towers Watson & Co. - Class A (Commercial Services)	456	45,372
TransDigm Group, Inc. (Aerospace/Defense)	342	63,041
Trimble Navigation, Ltd.* (Electronics)	1,710	52,155
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,026	47,935
Triumph Group, Inc. (Aerospace/Defense)	342	22,247
Tyco International, Ltd. (Electronics)	2,850	127,025
Union Pacific Corp. (Transportation)	5,700	617,993
United Parcel Service, Inc. - Class B (Transportation)	4,560	448,201
United Rentals, Inc.* (Commercial Services)	570	63,326
United Stationers, Inc. (Distribution/Wholesale)	228	8,566
United Technologies Corp. (Aerospace/Defense)	5,472	577,842
URS Corp. (Engineering & Construction)	456	26,270
USG Corp.* (Building Materials)	570	15,669
Valmont Industries, Inc. (Metal Fabricate/Hardware)	114	15,382
Vectrus, Inc.* (Aerospace/Defense)	114	2,232
Verisk Analytics, Inc.* - Class A (Commercial Services)	912	55,532
Vishay Intertechnology, Inc. (Electronics)	912	13,032
Vulcan Materials Co. (Building Materials)	798	48,064
W.W. Grainger, Inc. (Distribution/Wholesale)	342	86,065
Wabtec Corp. (Machinery-Diversified)	570	46,193
Waste Connections, Inc. (Environmental Control)	798	38,719
Waste Management, Inc. (Environmental Control)	2,736	130,041
Watsco, Inc. (Distribution/Wholesale)	228	19,649
WESCO International, Inc.* (Distribution/Wholesale)	228	17,843
WEX, Inc.* (Commercial Services)	228	25,153
Woodward, Inc. (Electronics)	342	16,286
Xerox Corp. (Office/Business Equipment)	6,954	92,001
Xylem, Inc. (Machinery-Diversified)	1,140	40,459
Zebra Technologies Corp.* - Class A (Machinery-Diversified)	342	24,272
TOTAL COMMON STOCKS (Cost $6,820,787)		16,307,141
TOTAL INVESTMENT SECURITIES (Cost $6,820,787) - 100.8%		16,307,141
Net other assets (liabilities) - (0.8)%		(125,288)

NET ASSETS - 100.0%		$16,181,853

*                                         Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Industrials invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Aerospace/Defense	$2,545,624	15.7%
Auto Manufacturers	169,847	1.0%
Automobile Manufacturers	29,231	0.2%
Building Materials	303,393	2.0%
Building Products	19,152	0.1%
Chemicals	160,843	1.0%
Commercial Services	1,119,256	6.8%
Computers	356,193	2.2%
Distribution/Wholesale	246,761	1.5%
Diversified Financial Services	18,525	0.1%
Electric	34,874	0.2%
Electrical Components & Equipment	489,274	3.1%
Electronics	1,346,533	8.3%
Engineering & Construction	246,837	1.5%
Environmental Control	344,241	2.1%
Forest Products & Paper	42,004	0.3%
Hand/Machine Tools	72,336	0.4%
Household Products/Wares	25,451	0.2%
Housewares	20,257	0.1%
Internet	142,128	0.9%
Machinery - Construction & Mining	465,429	2.9%
Machinery-Diversified	896,482	5.6%
Metal Fabricate/Hardware	260,507	1.6%
Miscellaneous Manufacturing	3,750,449	23.4%
Office/Business Equipment	92,001	0.6%
Oil & Gas Services	36,751	0.2%
Packaging & Containers	379,028	2.2%
Retail	29,227	0.2%
Semiconductors	15,682	0.1%
Shipbuilding	35,640	0.2%
Software	329,768	2.0%
Telecommunications	55,936	0.4%
Trading Companies & Distributors	21,753	0.1%
Transportation	2,185,765	13.5%
Trucking & Leasing	19,963	0.1%
Other**	(125,288)	(0.8)%
Total	$16,181,853	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (101.0%)
Akamai Technologies, Inc.* (Software)	4,042	$241,712
Allscripts Healthcare Solutions, Inc.* (Software)	8,084	108,447
Amazon.com, Inc.* (Internet)	2,537	818,031
Blucora, Inc.* (Internet)	3,827	58,323
Conversant, Inc.* (Internet)	3,569	122,238
Cornerstone OnDemand, Inc.* (Software)	2,580	88,778
DealerTrack Holdings, Inc.* (Software)	2,365	102,665
Demandware, Inc.* (Software)	1,849	94,151
Digital River, Inc.* (Software)	3,354	48,700
E*TRADE Financial Corp.* (Diversified Financial Services)	8,471	191,360
EarthLink Holdings Corp. (Telecommunications)	11,825	40,442
eBay, Inc.* (Internet)	11,180	633,123
Ebix, Inc. (Software)	3,354	47,560
Equinix, Inc.* (Internet)	1,161	246,689
Expedia, Inc. (Internet)	2,537	222,292
Facebook, Inc.* - Class A (Internet)	11,911	941,444
Google, Inc.* - Class C (Internet)	860	496,530
Google, Inc.* - Class A (Internet)	860	506,033
Groupon, Inc.* (Internet)	18,318	122,364
IAC/InterActiveCorp (Internet)	2,451	161,521
j2 Global, Inc. (Computers)	2,236	110,369
Juniper Networks, Inc. (Telecommunications)	9,761	216,206
LinkedIn Corp.* - Class A (Internet)	1,591	330,594
LivePerson, Inc.* (Computers)	4,601	57,927
Netflix, Inc.* (Internet)	817	368,614
NETGEAR, Inc.* (Telecommunications)	2,494	77,938
NetSuite, Inc.* (Software)	1,505	134,758
Pandora Media, Inc.* (Internet)	6,278	151,676
Priceline.com, Inc.* (Internet)	516	597,827
Rackspace Hosting, Inc.* (Internet)	4,171	135,766
Salesforce.com, Inc.* (Software)	7,310	420,543
Sapient Corp.* (Internet)	6,579	92,106
Sonus Networks, Inc.* (Telecommunications)	18,920	64,706
TD Ameritrade Holding Corp. (Diversified Financial Services)	6,837	228,151
Tibco Software, Inc.* (Internet)	6,321	149,365
TripAdvisor, Inc.* (Internet)	2,537	231,933
Twitter, Inc.* (Internet)	7,310	377,050
United Online, Inc. (Internet)	2,537	27,780
VeriSign, Inc.* (Internet)	3,354	184,872
VirnetX Holding Corp.* (Internet)	3,999	23,994
Yahoo!, Inc.* (Internet)	11,266	459,090
TOTAL COMMON STOCKS (Cost $4,236,966)		9,733,668
TOTAL INVESTMENT SECURITIES (Cost $4,236,966) - 101.0%		9,733,668
Net other assets (liabilities) - (1.0)%		(92,891)

NET ASSETS - 100.0%		$9,640,777

*                                         Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Internet invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Computers	$168,296	1.7%
Diversified Financial Services	419,511	4.4%
Internet	7,459,255	77.5%
Software	1,287,314	13.3%
Telecommunications	399,292	4.1%
Other**	(92,891)	(1.0)%
Total	$9,640,777	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
Anadarko Petroleum Corp. (Oil & Gas)	14,960	$1,517,542
Antero Resources Corp.* (Oil & Gas)	1,540	84,531
Apache Corp. (Oil & Gas)	11,440	1,073,873
Athlon Energy, Inc.* (Oil & Gas)	1,980	115,295
Atwood Oceanics, Inc.* (Oil & Gas)	1,760	76,894
Baker Hughes, Inc. (Oil & Gas Services)	12,980	844,479
Bristow Group, Inc. (Transportation)	1,100	73,920
Cabot Oil & Gas Corp. (Oil & Gas)	12,320	402,741
Cameron International Corp.* (Oil & Gas Services)	5,940	394,297
CARBO Ceramics, Inc. (Oil & Gas Services)	660	39,092
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,320	71,042
Chart Industries, Inc.* (Machinery-Diversified)	880	53,794
Cheniere Energy, Inc.* (Oil & Gas)	6,600	528,199
Chesapeake Energy Corp. (Oil & Gas)	15,400	354,046
Chevron Corp. (Oil & Gas)	56,320	6,720,103
Cimarex Energy Co. (Oil & Gas)	2,640	334,039
Cobalt International Energy, Inc.* (Oil & Gas)	8,800	119,680
Concho Resources, Inc.* (Oil & Gas)	3,300	413,787
ConocoPhillips (Oil & Gas)	36,520	2,794,510
Continental Resources, Inc.* (Oil & Gas)	2,640	175,507
Core Laboratories N.V. (Oil & Gas Services)	1,320	193,182
Denbury Resources, Inc. (Oil & Gas)	10,560	158,717
Devon Energy Corp. (Oil & Gas)	11,440	779,979
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,980	67,855
Diamondback Energy, Inc.* (Oil & Gas)	1,760	131,613
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,200	180,972
Dril-Quip, Inc.* (Oil & Gas Services)	1,100	98,340
Energen Corp. (Oil & Gas)	2,200	158,928
Energy XXI (Bermuda), Ltd. (Oil & Gas)	2,860	32,461
Ensco PLCADR - Class A (Oil & Gas)	7,040	290,822
EOG Resources, Inc. (Oil & Gas)	16,280	1,612,046
EQT Corp. (Oil & Gas)	4,400	402,776
Exterran Holdings, Inc. (Oil & Gas Services)	1,980	87,734
Exxon Mobil Corp. (Oil & Gas)	126,500	11,897,326
First Solar, Inc.* (Semiconductors)	2,200	144,782
FMC Technologies, Inc.* (Oil & Gas Services)	7,040	382,342
Forum Energy Technologies, Inc.* (Oil & Gas Services)	1,980	60,608
Gulfport Energy Corp.* (Oil & Gas)	2,640	140,976
Halliburton Co. (Oil & Gas Services)	25,300	1,632,103
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,860	63,092
Helmerich & Payne, Inc. (Oil & Gas)	3,300	322,971
Hess Corp. (Oil & Gas)	7,700	726,264
HollyFrontier Corp. (Oil & Gas)	5,940	259,459
Kinder Morgan, Inc. (Pipelines)	19,580	750,697
Kodiak Oil & Gas Corp.* (Oil & Gas)	7,920	107,474
Laredo Petroleum, Inc.* (Oil & Gas)	2,420	54,232
Marathon Oil Corp. (Oil & Gas)	20,020	752,552
Marathon Petroleum Corp. (Oil & Gas)	8,360	707,841
McDermott International, Inc.* (Oil & Gas Services)	7,040	40,269
Murphy Oil Corp. (Oil & Gas)	5,060	287,965
Nabors Industries, Ltd. (Oil & Gas)	8,580	195,281
National Oilwell Varco, Inc. (Oil & Gas Services)	12,760	971,036
Newfield Exploration Co.* (Oil & Gas)	3,960	146,797
Noble Corp. (Oil & Gas)	7,480	166,206
Noble Energy, Inc. (Oil & Gas)	10,780	736,921
Oasis Petroleum, Inc.* (Oil & Gas)	3,080	128,775
Occidental Petroleum Corp. (Oil & Gas)	23,100	2,221,065
Oceaneering International, Inc. (Oil & Gas Services)	3,300	215,061
OGE Energy Corp. (Electric Utilities)	5,940	220,433
Oil States International, Inc.* (Oil & Gas Services)	1,540	95,326
ONEOK, Inc. (Pipelines)	6,160	403,788
Patterson-UTI Energy, Inc. (Oil & Gas)	4,400	143,132
PBF Energy, Inc. (Oil & Gas Services)	2,640	63,360
Phillips 66 (Oil & Gas)	16,500	1,341,616
Pioneer Natural Resources Co. (Oil & Gas)	4,180	823,335
QEP Resources, Inc. (Oil & Gas)	4,840	148,975
Range Resources Corp. (Oil & Gas)	5,060	343,119
Rosetta Resources, Inc.* (Oil & Gas)	1,760	78,426
Rowan Cos. PLC - Class A (Oil & Gas)	3,740	94,659
SandRidge Energy, Inc.* (Oil & Gas)	11,660	50,021
Schlumberger, Ltd. (Oil & Gas Services)	38,500	3,915,065
SEACOR Holdings, Inc.* (Oil & Gas Services)	660	49,368
SemGroup Corp. - Class A (Pipelines)	1,320	109,916
SM Energy Co. (Oil & Gas)	1,980	154,440
SolarCity Corp.* (Electrical Equipment)	1,540	91,784
Southwestern Energy Co.* (Oil & Gas)	10,560	369,072
Spectra Energy Corp. (Pipelines)	19,800	777,348
Stone Energy Corp.* (Oil & Gas)	1,760	55,194
Superior Energy Services, Inc. (Oil & Gas Services)	4,620	151,859
Targa Resources Corp. (Oil & Gas Services)	880	119,830
Teekay Shipping Corp. (Transportation)	1,320	87,595
Tesoro Petroleum Corp. (Oil & Gas)	3,740	228,065
The Williams Cos., Inc. (Pipelines)	20,020	1,108,107
Tidewater, Inc. (Transportation)	1,540	60,106
Transocean, Ltd. (Oil & Gas)	10,120	323,536
Ultra Petroleum Corp.* (Oil & Gas)	4,620	107,461
Unit Corp.* (Oil & Gas)	1,320	77,418
Valero Energy Corp. (Oil & Gas)	15,620	722,737
Weatherford International PLC* (Oil & Gas Services)	22,880	475,903
Western Refining, Inc. (Oil & Gas)	2,200	92,378
Whiting Petroleum Corp.* (Oil & Gas)	3,520	272,976
World Fuel Services Corp. (Retail)	2,200	87,824

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WPX Energy, Inc.* (Oil & Gas)	5,940	$142,916
TOTAL COMMON STOCKS (Cost $19,999,780)		56,881,979

	Principal Amount	Value
Repurchase Agreements(a)(0.5%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $263,000	$263,000	263,000
TOTAL REPURCHASE AGREEMENTS (Cost $263,000)		263,000
TOTAL INVESTMENT SECURITIES (Cost $20,262,780) - 100.5%		57,144,979
Net other assets (liabilities) - (0.5)%		(276,109)

NET ASSETS - 100.0%		$56,868,870

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Oil & Gas invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Electric Utilities	$220,433	0.4%
Electrical Equipment	91,784	0.2%
Machinery-Diversified	53,794	0.1%
Oil & Gas	42,838,567	75.2%
Oil & Gas Services	10,073,318	17.8%
Pipelines	3,149,856	5.5%
Retail	87,824	0.2%
Semiconductors	144,782	0.2%
Transportation	221,621	0.4%
Other**	(13,109)	NM
Total	$56,868,870	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (68.3%)
Actavis PLC* (Pharmaceuticals)	4,758	$1,148,010
Akorn, Inc.* (Pharmaceuticals)	1,281	46,462
Allergan, Inc. (Pharmaceuticals)	5,307	945,654
Bristol-Myers Squibb Co. (Pharmaceuticals)	30,012	1,536,014
Eli Lilly & Co. (Pharmaceuticals)	17,751	1,151,152
Endo International PLC* (Pharmaceuticals)	2,745	187,593
Hospira, Inc.* (Healthcare - Products)	3,111	161,865
Impax Laboratories, Inc.* (Pharmaceuticals)	1,281	30,373
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,098	176,295
Johnson & Johnson (Pharmaceuticals)	51,057	5,442,165
Mallinckrodt PLC* (Pharmaceuticals)	2,013	181,472
Merck & Co., Inc. (Pharmaceuticals)	52,338	3,102,597
Mylan Laboratories, Inc.* (Pharmaceuticals)	6,771	308,013
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	732	70,945
Perrigo Co. PLC (Pharmaceuticals)	2,379	357,302
Pfizer, Inc. (Pharmaceuticals)	114,924	3,398,303
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,098	171,552
Theravance, Inc. (Biotechnology)	1,464	25,020
Zoetis, Inc. (Pharmaceuticals)	9,150	338,093
TOTAL COMMON STOCKS (Cost $11,823,316)		18,778,880

	Principal Amount	Value
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $51,000	$51,000	51,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,000)		51,000
TOTAL INVESTMENT SECURITIES (Cost $11,874,316) - 68.5%		18,829,880
Net other assets (liabilities) - 31.5%		8,649,701

NET ASSETS - 100.0%		$27,479,581

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	10/23/14	0.62%	$8,748,950	$(1,050)

See accompanying notes to schedules of portfolio investments.

^                                          Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Pharmaceuticals invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Biotechnology	$25,020	0.1%
Healthcare - Products	161,865	0.6%
Pharmaceuticals	18,591,995	67.6%
Other**	8,700,701	31.7%
Total	$27,479,581	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.5%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $34,196,000	$34,196,000	$34,196,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,196,000)		34,196,000
TOTAL INVESTMENT SECURITIES (Cost $34,196,000) - 101.5%		34,196,000
Net other assets (liabilities) - (1.5)%		(509,836)

NET ASSETS - 100.0%		$33,686,164

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $7,577,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	10/23/14	0.62%	$15,176,809	$(578,884)
Dow Jones Precious Metals Index	UBS AG	10/23/14	0.72%	18,490,033	(674,849)
				$33,666,842	$(1,253,733)

^                                          Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.7%)
Alexander & Baldwin, Inc. (Real Estate)	1,326	$47,696
Alexandria Real Estate Equities, Inc. (REIT)	2,142	157,973
American Campus Communities, Inc. (REIT)	3,162	115,255
American Capital Agency Corp. (REIT)	10,710	227,588
American Homes 4 Rent - Class A (REIT)	4,182	70,634
American Realty Capital Properties, Inc. (REIT)	27,540	332,132
American Tower Corp. (REIT)	12,036	1,126,931
Annaly Mortgage Management, Inc. (REIT)	28,662	306,110
Apartment Investment & Management Co. - Class A (REIT)	4,386	139,563
ARMOUR Residential REIT, Inc. (REIT)	10,812	41,626
AvalonBay Communities, Inc. (REIT)	3,978	560,779
BioMed Realty Trust, Inc. (REIT)	5,916	119,503
Boston Properties, Inc. (REIT)	4,590	531,338
Brandywine Realty Trust (REIT)	5,304	74,627
Camden Property Trust (REIT)	2,550	174,752
CBL & Associates Properties, Inc. (REIT)	5,202	93,116
CBRE Group, Inc.* - Class A (Real Estate)	8,466	251,778
CBS Outdoor Americas (REIT)	3,570	106,886
Chimera Investment Corp. (REIT)	31,110	94,574
Colony Financial, Inc. (REIT)	3,366	75,331
Columbia Property Trust, Inc. (REIT)	3,774	90,085
Corporate Office Properties Trust (REIT)	2,652	68,209
Corrections Corp. of America (REIT)	3,570	122,665
Cousins Properties, Inc. (REIT)	6,222	74,353
Crown Castle International Corp. (REIT)	10,098	813,192
CubeSmart (REIT)	4,488	80,694
CYS Investments, Inc. (REIT)	4,896	40,343
DCT Industrial Trust, Inc. (REIT)	10,098	75,836
DDR Corp. (REIT)	9,078	151,875
DiamondRock Hospitality Co. (REIT)	5,916	75,015
Digital Realty Trust, Inc. (REIT)	4,080	254,510
Douglas Emmett, Inc. (REIT)	4,080	104,734
Duke Realty Corp. (REIT)	10,302	176,988
DuPont Fabros Technology, Inc. (REIT)	1,938	52,404
EastGroup Properties, Inc. (REIT)	918	55,622
EPR Properties (REIT)	1,734	87,879
Equity Commonwealth (REIT)	3,877	99,671
Equity Lifestyle Properties, Inc. (REIT)	2,448	103,697
Equity Residential (REIT)	10,914	672,084
Essex Property Trust, Inc. (REIT)	1,938	346,418
Extra Space Storage, Inc. (REIT)	3,366	173,585
Federal Realty Investment Trust (REIT)	2,040	241,658
Forest City Enterprises, Inc.* - Class A (Real Estate)	5,100	99,756
Gaming & Leisure Properties, Inc. (REIT)	2,754	85,099
General Growth Properties, Inc. (REIT)	18,972	446,791
Hatteras Financial Corp. (REIT)	2,958	53,126
HCP, Inc. (REIT)	13,872	550,857
Health Care REIT, Inc. (REIT)	9,792	610,727
Healthcare Realty Trust, Inc. (REIT)	2,958	70,045
Healthcare Trust of America, Inc. - Class A (REIT)	7,242	84,007
Highwoods Properties, Inc. (REIT)	2,754	107,131
Home Properties, Inc. (REIT)	1,734	100,988
Hospitality Properties Trust (REIT)	4,488	120,503
Host Hotels & Resorts, Inc. (REIT)	22,950	489,524
Invesco Mortgage Capital, Inc. (REIT)	3,774	59,327
Iron Mountain, Inc. (REIT)	5,100	166,515
Jones Lang LaSalle, Inc. (Real Estate)	1,326	167,527
Kilroy Realty Corp. (REIT)	2,550	151,572
Kimco Realty Corp. (REIT)	12,444	272,648
Kite Realty Group Trust (REIT)	2,550	61,812
LaSalle Hotel Properties (REIT)	3,162	108,267
Lexington Realty Trust (REIT)	6,324	61,912
Liberty Property Trust (REIT)	4,488	149,271
Mack-Cali Realty Corp. (REIT)	2,550	48,731
Medical Properties Trust, Inc. (REIT)	5,202	63,777
MFA Financial, Inc. (REIT)	11,118	86,498
Mid-America Apartment Communities, Inc. (REIT)	2,244	147,319
National Retail Properties, Inc. (REIT)	3,774	130,467
NorthStar Realty Finance Corp. (REIT)	6,834	120,757
OMEGA Healthcare Investors, Inc. (REIT)	3,876	132,520
Pebblebrook Hotel Trust (REIT)	1,938	72,365
Piedmont Office Realty Trust, Inc. - Class A (REIT)	4,692	82,767
Plum Creek Timber Co., Inc. (REIT)	5,406	210,888
Post Properties, Inc. (REIT)	1,632	83,787
Potlatch Corp. (REIT)	1,224	49,217
Prologis, Inc. (REIT)	15,096	569,119
Public Storage, Inc. (REIT)	4,386	727,373
Rayonier, Inc. (REIT)	3,876	120,699
Realogy Holdings Corp.* (Real Estate)	4,386	163,159
Realty Income Corp. (REIT)	6,732	274,598
Redwood Trust, Inc. (REIT)	2,550	42,279
Regency Centers Corp. (REIT)	2,754	148,248
Retail Properties of America, Inc. (REIT)	7,140	104,458
RLJ Lodging Trust (REIT)	3,978	113,254
Ryman Hospitality Properties, Inc. (REIT)	1,530	72,369
Senior Housing Properties Trust (REIT)	6,222	130,164
Simon Property Group, Inc. (REIT)	9,384	1,542,916
SL Green Realty Corp. (REIT)	2,856	289,370
Sovran Self Storage, Inc. (REIT)	1,020	75,847
Spirit Realty Capital, Inc. (REIT)	12,036	132,035
St. Joe Co.* (Real Estate)	2,754	54,887
Starwood Property Trust, Inc. (REIT)	6,732	147,835
Strategic Hotels & Resorts, Inc.* (REIT)	7,446	86,746
Sun Communities, Inc. (REIT)	1,326	66,963
Sunstone Hotel Investors, Inc. (REIT)	6,222	85,988
Tanger Factory Outlet Centers, Inc. (REIT)	2,856	93,448
Taubman Centers, Inc. (REIT)	1,938	141,474

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Geo Group, Inc. (REIT)	2,244	$85,766
The Howard Hughes Corp.* (Real Estate)	1,122	168,300
The Macerich Co. (REIT)	4,284	273,448
Two Harbors Investment Corp. (REIT)	11,118	107,511
UDR, Inc. (REIT)	7,650	208,463
Ventas, Inc. (REIT)	8,874	549,744
Vornado Realty Trust (REIT)	5,304	530,188
Washington Prime Group, Inc. (REIT)	4,692	82,016
Washington REIT (REIT)	2,040	51,775
Weingarten Realty Investors (REIT)	3,366	106,029
Weyerhaeuser Co. (REIT)	16,014	510,206
WP Carey, Inc. (Real Estate)	2,754	175,623
TOTAL COMMON STOCKS (Cost $12,114,521)		21,888,505
TOTAL INVESTMENT SECURITIES (Cost $12,114,521) - 99.7%		21,888,505
Net other assets (liabilities) - 0.3%		69,377

NET ASSETS - 100.0%		$21,957,882

*	Non-income producing security

ProFund VP Real Estate invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Real Estate	$1,128,726	5.1%
REIT	20,759,779	94.6%
Other**	69,377	0.3%
Total	$21,957,882	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (71.6%)
Advanced Micro Devices, Inc.* (Semiconductors)	6,466	$22,049
Altera Corp. (Semiconductors)	3,172	113,494
Analog Devices, Inc. (Semiconductors)	3,294	163,020
Applied Materials, Inc. (Semiconductors)	12,688	274,188
Atmel Corp.* (Semiconductors)	4,392	35,487
Avago Technologies, Ltd. (Semiconductors)	2,684	233,508
Broadcom Corp. - Class A (Semiconductors)	5,612	226,837
Cavium, Inc.* (Semiconductors)	610	30,335
Cree, Inc.* (Semiconductors)	1,220	49,959
Cypress Semiconductor Corp. (Semiconductors)	1,586	15,662
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,220	18,947
Integrated Device Technology, Inc.* (Semiconductors)	1,586	25,297
Intel Corp. (Semiconductors)	51,728	1,801,168
InterDigital, Inc. (Telecommunications)	366	14,574
International Rectifier Corp.* (Semiconductors)	732	28,724
KLA-Tencor Corp. (Semiconductors)	1,708	134,556
Lam Research Corp. (Semiconductors)	1,708	127,588
Linear Technology Corp. (Semiconductors)	2,440	108,312
Marvell Technology Group, Ltd. (Semiconductors)	4,392	59,204
Maxim Integrated Products, Inc. (Semiconductors)	2,928	88,543
Microchip Technology, Inc. (Semiconductors)	2,074	97,955
Micron Technology, Inc.* (Semiconductors)	11,224	384,534
Microsemi Corp.* (Semiconductors)	976	24,800
NVIDIA Corp. (Semiconductors)	5,368	99,040
ON Semiconductor Corp.* (Semiconductors)	4,636	41,446
RF Micro Devices, Inc.* (Telecommunications)	3,050	35,197
Semtech Corp.* (Semiconductors)	732	19,874
Silicon Laboratories, Inc.* (Semiconductors)	366	14,874
Skyworks Solutions, Inc. (Semiconductors)	1,952	113,314
SunEdison, Inc.* (Semiconductors)	2,562	48,371
Synaptics, Inc.* (Computers)	366	26,791
Teradyne, Inc. (Semiconductors)	2,196	42,580
Texas Instruments, Inc. (Semiconductors)	11,102	529,454
TriQuint Semiconductor, Inc.* (Semiconductors)	1,830	34,898
Xilinx, Inc. (Semiconductors)	2,806	118,834
TOTAL COMMON STOCKS (Cost $3,531,759)		5,203,414

	Principal Amount	Value
Repurchase Agreements(a)(0.7%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $54,000	$54,000	54,000
TOTAL REPURCHASE AGREEMENTS (Cost $54,000)		54,000
TOTAL INVESTMENT SECURITIES (Cost $3,585,759) - 72.3%		5,257,414
Net other assets (liabilities) - 27.7%		2,010,256

NET ASSETS - 100.0%		$7,267,670

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	10/23/14	0.62%	$2,099,748	$(252)

^	Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Semiconductor invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Computers	$26,791	0.4%
Semiconductors	5,126,852	70.5%
Telecommunications	49,771	0.7%
Other**	2,064,256	28.4%
Total	$7,267,670	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
3D Systems Corp.* (Computers)	648	$30,048
ACI Worldwide, Inc.* (Software)	972	18,235
Adobe Systems, Inc.* (Software)	3,240	224,176
Advanced Micro Devices, Inc.* (Semiconductors)	4,536	15,468
Akamai Technologies, Inc.* (Software)	1,296	77,501
Allscripts Healthcare Solutions, Inc.* (Software)	1,296	17,386
Altera Corp. (Semiconductors)	2,268	81,149
Amdocs, Ltd. (Telecommunications)	1,296	59,460
Analog Devices, Inc. (Semiconductors)	2,268	112,243
ANSYS, Inc.* (Software)	648	49,034
AOL, Inc.* (Internet)	648	29,128
Apple Computer, Inc. (Computers)	42,768	4,308,877
Applied Materials, Inc. (Semiconductors)	8,748	189,044
ARRIS Group, Inc.* (Telecommunications)	972	27,561
Aruba Networks, Inc.* (Telecommunications)	648	13,984
Aspen Technology, Inc.* (Software)	648	24,443
athenahealth, Inc.* (Software)	324	42,668
Atmel Corp.* (Semiconductors)	2,916	23,561
Autodesk, Inc.* (Software)	1,620	89,262
Avago Technologies, Ltd. (Semiconductors)	1,944	169,128
Broadcom Corp. - Class A (Semiconductors)	3,888	157,153
Brocade Communications Systems, Inc. (Computers)	2,916	31,697
CA, Inc. (Software)	2,268	63,368
CACI International, Inc.* - Class A (Computers)	324	23,091
Cadence Design Systems, Inc.* (Computers)	1,944	33,456
Cavium, Inc.* (Semiconductors)	324	16,113
CDK Global, Inc.* (Software)	1,296	39,645
CDW Corp. of Delaware (Electronics)	648	20,120
Cerner Corp.* (Software)	2,268	135,104
Ciena Corp.* (Telecommunications)	648	10,835
Cisco Systems, Inc. (Telecommunications)	36,288	913,369
Citrix Systems, Inc.* (Software)	1,296	92,457
Cognizant Technology Solutions Corp.* (Computers)	4,212	188,571
Commscope Holding Co., Inc.* (Communications Equipment)	648	15,494
CommVault Systems, Inc.* (Software)	324	16,330
Computer Sciences Corp. (Computers)	972	59,438
Compuware Corp. (Software)	1,620	17,188
Concur Technologies, Inc.* (Software)	324	41,090
Corning, Inc. (Telecommunications)	9,072	175,452
Cree, Inc.* (Semiconductors)	972	39,803
Cypress Semiconductor Corp. (Semiconductors)	972	9,599
Diebold, Inc. (Computers)	324	11,444
DST Systems, Inc. (Computers)	324	27,190
Echostar Holding Corp.* (Communications Equipment)	324	15,798
Electronics for Imaging, Inc.* (Computers)	324	14,311
EMC Corp. (Computers)	14,580	426,611
Equinix, Inc.* (Internet)	324	68,844
F5 Networks, Inc.* (Internet)	648	76,944
Facebook, Inc.* - Class A (Internet)	13,932	1,101,185
Fair Isaac Corp. (Software)	324	17,852
Fairchild Semiconductor International, Inc.* (Semiconductors)	972	15,095
Finisar Corp.* (Telecommunications)	648	10,776
Fortinet, Inc.* (Telecommunications)	972	24,558
Garmin, Ltd. (Electronics)	972	50,534
Gartner Group, Inc.* (Commercial Services)	648	47,608
Google, Inc.* - Class A (Internet)	1,944	1,143,868
Google, Inc.* - Class C (Internet)	1,944	1,122,389
Guidewire Software, Inc.* (Software)	648	28,732
Harris Corp. (Telecommunications)	648	43,027
Hewlett-Packard Co. (Computers)	13,284	471,184
IAC/InterActiveCorp (Internet)	648	42,703
Informatica Corp.* (Software)	648	22,188
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	972	25,087
Integrated Device Technology, Inc.* (Semiconductors)	972	15,503
Intel Corp. (Semiconductors)	35,316	1,229,702
InterDigital, Inc. (Telecommunications)	324	12,902
International Business Machines Corp. (Computers)	6,480	1,230,099
International Rectifier Corp.* (Semiconductors)	648	25,428
Intuit, Inc. (Software)	1,944	170,392
j2 Global, Inc. (Computers)	324	15,992
JDS Uniphase Corp.* (Telecommunications)	1,620	20,736
Juniper Networks, Inc. (Telecommunications)	2,916	64,589
KLA-Tencor Corp. (Semiconductors)	1,296	102,099
Lam Research Corp. (Semiconductors)	1,296	96,811
Leidos Holdings, Inc. (Commercial Services)	324	11,123
Lexmark International, Inc. - Class A (Computers)	324	13,770
Linear Technology Corp. (Semiconductors)	1,620	71,912
Manhattan Associates, Inc.* (Computers)	648	21,656
Marvell Technology Group, Ltd. (Semiconductors)	2,916	39,308
Maxim Integrated Products, Inc. (Semiconductors)	1,944	58,787
Medidata Solutions, Inc.* (Software)	324	14,350
Mentor Graphics Corp. (Computers)	648	13,281
Microchip Technology, Inc. (Semiconductors)	1,296	61,210
Micron Technology, Inc.* (Semiconductors)	7,776	266,406
Microsemi Corp.* (Semiconductors)	648	16,466
Microsoft Corp. (Software)	58,968	2,733,755

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Motorola Solutions, Inc. (Telecommunications)	1,620	$102,514
NCR Corp.* (Computers)	1,296	43,299
NetApp, Inc. (Computers)	2,268	97,433
NetSuite, Inc.* (Software)	324	29,011
Nuance Communications, Inc.* (Software)	1,944	29,967
NVIDIA Corp. (Semiconductors)	3,564	65,756
ON Semiconductor Corp.* (Semiconductors)	3,240	28,966
Oracle Corp. (Software)	23,328	892,995
Palo Alto Networks, Inc.* (Telecommunications)	324	31,784
Pandora Media, Inc.* (Internet)	1,296	31,311
Pitney Bowes, Inc. (Office/Business Equipment)	1,296	32,387
Plantronics, Inc. (Telecommunications)	324	15,481
Polycom, Inc.* (Telecommunications)	972	11,941
PTC, Inc.* (Software)	972	35,867
QLIK Technologies, Inc.* (Software)	648	17,522
Qualcomm, Inc. (Semiconductors)	11,988	896,342
Rackspace Hosting, Inc.* (Internet)	972	31,639
Red Hat, Inc.* (Software)	1,296	72,770
RF Micro Devices, Inc.* (Telecommunications)	1,944	22,434
Riverbed Technology, Inc.* (Computers)	1,296	24,034
Rovi Corp.* (Semiconductors)	648	12,795
Salesforce.com, Inc.* (Software)	4,212	242,316
SanDisk Corp. (Computers)	1,620	158,679
Science Applications International Corp. (Computers)	324	14,331
Seagate Technology PLC (Computers)	2,268	129,888
Semtech Corp.* (Semiconductors)	324	8,797
ServiceNow, Inc.* (Software)	972	57,134
Silicon Laboratories, Inc.* (Semiconductors)	324	13,167
Skyworks Solutions, Inc. (Semiconductors)	1,296	75,233
SolarWinds, Inc.* (Software)	324	13,624
Solera Holdings, Inc. (Software)	648	36,521
Splunk, Inc.* (Internet)	972	53,810
SS&C Technologies Holdings, Inc.* (Software)	324	14,220
SunEdison, Inc.* (Semiconductors)	1,944	36,702
Symantec Corp. (Internet)	4,860	114,259
Synaptics, Inc.* (Computers)	324	23,717
Synopsys, Inc.* (Computers)	972	38,584
Tableau Software, Inc.* - Class A (Software)	324	23,539
Tech Data Corp.* (Electronics)	324	19,071
Teradata Corp.* (Computers)	972	40,746
Teradyne, Inc. (Semiconductors)	1,620	31,412
Texas Instruments, Inc. (Semiconductors)	7,776	370,837
The Ultimate Software Group, Inc.* (Software)	324	45,849
Tibco Software, Inc.* (Internet)	972	22,968
TriQuint Semiconductor, Inc.* (Semiconductors)	1,296	24,715
Twitter, Inc.* (Internet)	3,564	183,831
Tyler Technologies, Inc.* (Software)	324	28,642
Vantiv, Inc.* (Commercial Services)	972	30,035
VeriFone Systems, Inc.* (Computers)	648	22,278
Verint Systems, Inc.* (Software)	324	18,018
VeriSign, Inc.* (Internet)	648	35,718
ViaSat, Inc.* (Telecommunications)	324	17,859
VMware, Inc.* - Class A (Software)	648	60,808
Western Digital Corp. (Computers)	1,620	157,658
Workday, Inc.* (Software)	648	53,460
Xilinx, Inc. (Semiconductors)	1,944	82,328
Yahoo!, Inc.* (Internet)	6,480	264,060
Zillow, Inc.* - Class A (Internet)	324	37,581
TOTAL COMMON STOCKS (Cost $13,292,843)		23,944,577
TOTAL INVESTMENT SECURITIES (Cost $13,292,843) - 100.0%		23,944,577
Net other assets (liabilities) - NM		945

NET ASSETS - 100.0%		$23,945,522

*              Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Technology invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Commercial Services	$88,766	0.4%
Communications Equipment	31,292	0.1%
Computers	7,671,363	32.0%
Distribution/Wholesale	25,087	0.1%
Electronics	89,725	0.4%
Internet	4,360,238	18.2%
Office/Business Equipment	32,387	0.2%
Semiconductors	4,459,038	18.6%
Software	5,607,419	23.4%
Telecommunications	1,579,262	6.6%
Other**	945	NM
Total	$23,945,522	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (55.1%)
AT&T, Inc. (Telecommunications)	60,750	$2,140,830
CenturyLink, Inc. (Telecommunications)	6,600	269,874
Frontier Communications Corp. (Telecommunications)	11,700	76,167
Level 3 Communications, Inc.* (Telecommunications)	2,100	96,033
SBA Communications Corp.* - Class A (Telecommunications)	1,500	166,350
Sprint Corp.* (Telecommunications)	9,300	58,962
Telephone & Data Systems, Inc. (Telecommunications)	1,200	28,752
T-Mobile U.S., Inc.* (Telecommunications)	3,150	90,941
TW Telecom, Inc.* (Telecommunications)	1,650	68,657
Verizon Communications, Inc. (Telecommunications)	48,450	2,422,015
Windstream Holdings, Inc. (Telecommunications)	7,050	75,999
TOTAL COMMON STOCKS (Cost $3,161,962)		5,494,580

	Principal Amount	Value
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $20,000	$20,000	20,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,000)		20,000
TOTAL INVESTMENT SECURITIES (Cost $3,181,962) - 55.3%		5,514,580
Net other assets (liabilities) - 44.7%		4,452,252

NET ASSETS - 100.0%		$9,966,832

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	10/23/14	0.62%	$4,499,460	$(540)

^                                          Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP Telecommunications invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Telecommunications	$5,494,580	55.1%
Other**	4,472,252	44.9%
Total	$9,966,832	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.5%)
AGL Resources, Inc. (Gas)	7,875	$404,303
ALLETE, Inc. (Electric)	2,625	116,524
Alliant Energy Corp. (Electric)	7,500	415,575
Ameren Corp. (Electric)	16,125	618,071
American Electric Power, Inc. (Electric)	32,250	1,683,772
American Water Works Co., Inc. (Water)	12,000	578,760
Aqua America, Inc. (Water)	11,625	273,536
Atmos Energy Corp. (Gas)	6,750	321,975
Avista Corp. (Electric)	3,750	114,488
Black Hills Corp. (Electric)	3,000	143,640
Calpine Corp.* (Electric)	24,375	528,938
CenterPoint Energy, Inc. (Gas)	28,500	697,394
Cleco Corp. (Electric)	4,125	198,619
CMS Energy Corp. (Electric)	18,000	533,880
Consolidated Edison, Inc. (Electric)	19,500	1,104,870
Dominion Resources, Inc. (Electric)	38,625	2,668,600
DTE Energy Co. (Electric)	11,625	884,430
Duke Energy Corp. (Electric)	46,500	3,476,805
Dynegy, Inc.* (Electric)	5,625	162,338
Edison International (Electric)	21,375	1,195,290
El Paso Electric Co. (Electric)	2,625	95,944
Entergy Corp. (Electric)	12,000	927,960
Exelon Corp. (Electric)	56,625	1,930,345
FirstEnergy Corp. (Electric)	27,750	931,568
Great Plains Energy, Inc. (Electric)	10,125	244,721
Hawaiian Electric Industries, Inc. (Electric)	6,750	179,213
IDACORP, Inc. (Electric)	3,375	180,934
Integrys Energy Group, Inc. (Electric)	5,250	340,305
ITC Holdings Corp. (Electric)	10,125	360,754
National Fuel Gas Co. (Gas)	5,625	393,694
New Jersey Resources Corp. (Gas)	2,625	132,589
NextEra Energy, Inc. (Electric)	28,875	2,710,784
NiSource, Inc. (Gas)	20,625	845,212
Northeast Utilities System (Electric)	21,000	930,300
NorthWestern Corp. (Electric)	2,625	119,070
NRG Energy, Inc. (Electric)	22,125	674,370
ONE Gas, Inc. (Gas)	3,375	115,594
Pepco Holdings, Inc. (Electric)	16,500	441,540
PG&E Corp. (Electric)	31,125	1,401,870
Piedmont Natural Gas Co., Inc. (Gas)	5,250	176,033
Pinnacle West Capital Corp. (Electric)	7,125	389,310
PNM Resources, Inc. (Electric)	5,250	130,778
Portland General Electric Co. (Electric)	5,250	168,630
PPL Corp. (Electric)	43,875	1,440,854
Public Service Enterprise Group, Inc. (Electric)	33,375	1,242,885
Questar Corp. (Gas)	11,625	259,121
SCANA Corp. (Electric)	9,375	465,094
Sempra Energy (Gas)	15,375	1,620,217
South Jersey Industries, Inc. (Gas)	2,250	120,060
Southern Co. (Electric)	45,750	1,996,987
Southwest Gas Corp. (Gas)	3,000	145,740
TECO Energy, Inc. (Electric)	15,375	267,218
The AES Corp. (Electric)	43,875	622,148
UGI Corp. (Gas)	11,250	383,513
UIL Holdings Corp. (Electric)	3,750	132,750
Vectren Corp. (Gas)	5,625	224,438
Westar Energy, Inc. (Electric)	8,625	294,285
WGL Holdings, Inc. (Gas)	3,375	142,155
Wisconsin Energy Corp. (Electric)	15,000	645,000
Xcel Energy, Inc. (Electric)	33,375	1,014,600
TOTAL COMMON STOCKS (Cost $22,954,733)		40,960,391
TOTAL INVESTMENT SECURITIES (Cost $22,954,733) - 100.5%		40,960,391
Net other assets (liabilities) - (0.5)%		(201,578)

NET ASSETS - 100.0%		$40,758,813

*              Non-income producing security

ProFund VP Utilities invested in the following industries as of September 30, 2014:

	Value	% of Net Assets
Electric	$34,126,057	83.7%
Gas	5,982,038	14.7%
Water	852,296	2.1%
Other**	(201,578)	(0.5)%
Total	$40,758,813	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (45.2%)
U.S. Treasury Bond, 3.13%, 8/15/44	$15,940,000	$15,687,202
TOTAL U.S. TREASURY OBLIGATION (Cost $15,588,444)		15,687,202

Repurchase Agreements(a)(b)(53.3%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $18,496,000	18,496,000	18,496,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,496,000)		18,496,000
TOTAL INVESTMENT SECURITIES (Cost $34,084,444) - 98.5%		34,183,202
Net other assets (liabilities) - 1.5%		505,766

NET ASSETS - 100.0%		$34,688,968

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $500,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.13% due on 8/15/44	Citibank North America	10/06/14	(0.20)%	$27,457,523	$(20,226)

^                                          Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.3%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $22,270,000	$22,270,000	$22,270,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,270,000)		22,270,000
TOTAL INVESTMENT SECURITIES (Cost $22,270,000) - 100.3%		22,270,000
Net other assets (liabilities) - (0.3)%		(75,194)

NET ASSETS - 100.0%		$22,194,806

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2014, the aggregate amount held in a segregated account was $650,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.13% due on 8/15/44	Citibank North America	10/06/14	(0.10)%	$(27,654,352)	$(181,415)

^                                          Reflects the floating financing rate, as of September 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(103.9%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $709,000	$709,000	$709,000
TOTAL REPURCHASE AGREEMENTS (Cost $709,000)		709,000
TOTAL INVESTMENT SECURITIES (Cost $709,000) - 103.9%		709,000
Net other assets (liabilities) - (3.9)%		(26,888)

NET ASSETS - 100.0%		$682,112

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of September 30, 2014, the aggregate amount held in a segregated account was $90,000.

See accompanying notes to schedules of portfolio investments.

At September 30, 2014, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Sterling Pound vs. U.S. Dollar	10/3/14	26,508	$43,640	$42,966	$(674)
Canadian Dollar vs. U.S. Dollar	10/3/14	33,428	30,678	29,849	(829)
Euro vs. U.S. Dollar	10/3/14	140,450	184,648	177,377	(7,271)
Japanese Yen vs. U.S. Dollar	10/3/14	5,833,156	55,598	53,195	(2,403)
Swedish Krona vs. U.S. Dollar	10/3/14	26,061	3,722	3,613	(109)
Swiss Franc vs. U.S. Dollar	10/3/14	8,592	9,356	9,002	(354)
Total Long Contracts			$327,642	$316,002	$(11,640)

At September 30, 2014, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	10/3/14	1,495	$2,407	$2,423	$(16)
Canadian Dollar vs. U.S. Dollar	10/3/14	4,975	4,531	4,442	89
Euro vs. U.S. Dollar	10/3/14	12,172	15,699	15,373	326
Japanese Yen vs. U.S. Dollar	10/3/14	472,277	4,457	4,307	150
Swedish Krona vs. U.S. Dollar	10/3/14	9,627	1,353	1,335	18
Swiss Franc vs. U.S. Dollar	10/3/14	1,128	1,206	1,182	24
Total Short Contracts			$29,653	$29,062	$591

Long:
British Sterling Pound vs. U.S. Dollar	10/3/14	26,303	43,306	42,633	(673)
Canadian Dollar vs. U.S. Dollar	10/3/14	40,888	37,514	36,511	(1,003)
Euro vs. U.S. Dollar	10/3/14	181,885	239,141	229,707	(9,434)
Japanese Yen vs. U.S. Dollar	10/3/14	4,647,529	44,296	42,382	(1,914)
Swedish Krona vs. U.S. Dollar	10/3/14	190,989	27,281	26,476	(805)
Swiss Franc vs. U.S. Dollar	10/3/14	15,916	17,330	16,676	(654)
Total Long Contracts			$408,868	$394,385	$(14,483)

See accompanying notes to schedules of portfolio investments.

September 30, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Money Market ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Government Agency Security (7.8%)
Federal Agricultural Mortgage Corp., 0.17%+, 9/23/15	$15,000,000	$14,974,713
TOTAL U.S. GOVERNMENT AGENCY SECURITY (Cost $14,974,713)		14,974,713

U.S. Treasury Obligation (7.8%)
U.S. Treasury Bill, 0.12%+, 9/17/15	15,000,000	14,981,718
TOTAL U.S. TREASURY OBLIGATION (Cost $14,981,718)		14,981,718

Repurchase Agreements(a)(98.0%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/14, due 10/1/14, total to be received $187,122,000	187,122,000	187,122,000
TOTAL REPURCHASE AGREEMENTS (Cost $187,122,000)		187,122,000
TOTAL INVESTMENT SECURITIES (Cost $217,078,431) — 113.6%		217,078,431
Net other assets (liabilities) - (13.6)%		(26,175,806)

NET ASSETS - 100.0%		$190,902,625

+                                         Represents the effective yield or interest rate in effect at September 30, 2014.

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2014  (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the series of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its schedule of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

As of September 30, 2014, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

September 30, 2014  (unaudited) : :  Notes to Schedules of Portfolio Investments  : :

	HSBC Securities (USA), Inc.,	Merrill Lynch, Pierce, Fenner & Smith, Inc.,	RBC Capital Markets, LLC,	Societe’ Generale,	UMB Bank N.A,
	0.00%	0.00%	0.00%	0.00%	0.00%
Fund	dated 9/30/14,	dated 9/30/14,	dated 9/30/14,	dated 9/30/14,	dated 9/30/14,
Name	due 10/1/14(1)	due 10/1/14(2)	due 10/1/14(3)	due 10/1/14(4)	due 10/1/14(5)
ProFund VP Bull	$11,359,000	$7,098,000	$5,679,000	$7,098,000	$12,112,000
ProFund VP Mid-Cap	3,543,000	2,215,000	1,771,000	2,215,000	3,784,000
ProFund VP Small-Cap	1,710,000	1,068,000	854,000	1,068,000	1,832,000
ProFund VP Dow 30	307,000	191,000	152,000	191,000	341,000
ProFund VP NASDAQ-100	9,836,000	6,148,000	4,918,000	6,148,000	10,488,000
ProFund VP Large-Cap Value	6,000	4,000	3,000	4,000	8,000
ProFund VP Large-Cap Growth	15,000	9,000	7,000	9,000	20,000
ProFund VP Mid-Cap Value	4,000	2,000	2,000	2,000	8,000
ProFund VP Small-Cap Growth	15,000	9,000	7,000	9,000	18,000
ProFund VP Asia 30	8,000	5,000	4,000	5,000	12,000
ProFund VP Europe 30	29,000	18,000	14,000	18,000	34,000
ProFund VP International	1,459,000	911,000	728,000	911,000	1,566,000
ProFund VP Emerging Markets	499,000	312,000	249,000	312,000	539,000
ProFund VP Japan	3,128,000	1,955,000	1,564,000	1,955,000	3,337,000
ProFund VP UltraBull	3,363,000	2,102,000	1,681,000	2,102,000	3,591,000
ProFund VP UltraMid-Cap	2,337,000	1,461,000	1,167,000	1,461,000	2,497,000
ProFund VP UltraSmall-Cap	2,783,000	1,738,000	1,390,000	1,738,000	2,975,000
ProFund VP UltraNASDAQ-100	6,221,000	3,888,000	3,110,000	3,888,000	6,640,000
ProFund VP Bear	2,597,000	1,623,000	1,298,000	1,623,000	2,774,000
ProFund VP Short Mid-Cap	289,000	180,000	144,000	180,000	315,000
ProFund VP Short Small-Cap	758,000	474,000	378,000	474,000	815,000
ProFund VP Short Dow 30	14,000	8,000	6,000	8,000	23,000
ProFund VP Short NASDAQ-100	939,000	585,000	469,000	585,000	1,010,000
ProFund VP Short International	561,000	350,000	280,000	350,000	607,000
ProFund VP Short Emerging Markets	310,000	193,000	155,000	193,000	335,000
ProFund VP UltraShort Dow 30	15,000	9,000	7,000	9,000	23,000
ProFund VP UltraShort NASDAQ-100	876,000	548,000	437,000	548,000	942,000
ProFund VP Banks	7,000	4,000	3,000	4,000	9,000
ProFund VP Consumer Goods	15,000	9,000	7,000	9,000	20,000
ProFund VP Consumer Services	24,000	15,000	12,000	15,000	28,000
ProFund VP Financials	30,000	18,000	15,000	18,000	34,000
ProFund VP Health Care	10,000	6,000	5,000	6,000	13,000
ProFund VP Oil & Gas	68,000	43,000	34,000	43,000	75,000
ProFund VP Pharmaceuticals	13,000	8,000	6,000	8,000	16,000
ProFund VP Precious Metals	8,961,000	5,600,000	4,480,000	5,600,000	9,555,000
ProFund VP Semiconductor	14,000	8,000	7,000	8,000	17,000
ProFund VP Telecommunications	5,000	3,000	2,000	3,000	7,000
ProFund VP U.S. Government Plus	4,847,000	3,028,000	2,423,000	3,028,000	5,170,000
ProFund VP Rising Rates Opportunity	5,836,000	3,647,000	2,918,000	3,647,000	6,222,000
ProFund VP Falling U.S. Dollar	185,000	115,000	92,000	115,000	202,000
ProFund VP Money Market	49,039,000	30,649,000	24,519,000	30,649,000	52,266,000
	$122,035,000	$76,257,000	$60,997,000	$76,257,000	$130,280,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of September 30, 2014 as follows:

(1)                                 U.S. Treasury Strips, effective yield or interest rate in effect at September 30, 2014, 2.612% to 3.311%, due 2/15/24 to 5/15/43, which had an aggregate value of $124,483,558.

(2)                                 U.S. Treasury Notes, 1.75%, due 10/31/20, total value $77,786,334.

(3)                                 U.S Treasury Bonds, 3.50%, due 2/15/39, U.S. Treasury Notes, 0.75%, due 3/31/18, U.S. Treasury Strips,  effective yield or interest rate in effect at September 30, 2014, 2.889% to 3.246%, due 11/15/26 to 2/15/36, which had an aggregate value of $62,219,709.

(4)                                 U.S. Treasury Inflation-Protected Securities (TIPS), 0.625%, due 1/15/24, total value $77,786,314.

(5)                                 U.S. Treasury Notes, 0.875% to 4.625%, due 12/31/15 to 2/28/17, Federal Farm Credit Banks, 0.20% to 4.875%, due 8/14/15 to 1/17/17, Federal Home Loan Banks, 0.98% to 2.25%, due 12/11/15 to 9/11/17, Federal Home Loan Mortgage Corp., 2.00%, due 10/17/17, Federal National Mortgage Association, 0.50% to 2.25%, due 7/2/15 to 4/24/18, which had an aggregate value of $132,973,208.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company.  ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2014  (unaudited)

flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended September 30, 2014, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (VP UltraShort Dow 30 and VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). On December 5, 2012, the Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain primary underlying risk exposures related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as

September 30, 2014  (unaudited) : :  Notes to Schedules of Portfolio Investments  : :

“marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the ProFund VP has sought to mitigate these risks by generally requiring that the counterparties for the ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, or there are delays in accessing the collateral, the ProFund VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of September 30, 2014, there was no collateral posted by counterparties.

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2014  (unaudited)

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements for purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor.  A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines).

The counterparty to an uncleared swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the

September 30, 2014  (unaudited) : :  Notes to Schedules of Portfolio Investments  : :

collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of September 30, 2014, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.    Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP and the ProFunds VP’s own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds VP’s investments are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical assets

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the ProFunds VP’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.  Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides.  In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2014  (unaudited)

agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security.  While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended September 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of September 30, 2014, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$71,295,599	$—	$—	$—	$71,295,599	$—
Repurchase Agreements	—	—	43,346,000	—	43,346,000	—
Futures Contracts	—	(91,239)	—	—	—	(91,239)
Swap Agreements	—	—	—	(98,467)	—	(98,467)
Total	$71,295,599	$(91,239)	$43,346,000	$(98,467)	$114,641,599	$(189,706)
ProFund VP Mid-Cap
Repurchase Agreements	—	—	13,528,000	—	13,528,000	—
Futures Contracts	—	(101,702)	—	—	—	(101,702)
Swap Agreements	—	—	—	(99,880)	—	(99,880)
Total	$—	$(101,702)	$13,528,000	$(99,880)	$13,528,000	$(201,582)
ProFund VP Small-Cap
Common Stocks	3,801,345	—	—	—	3,801,345	—
Contingent Rights*	—	—	983	—	983	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	6,532,000	—	6,532,000	—
Futures Contracts	—	(113,430)	—	—	—	(113,430)
Swap Agreements	—	—	—	(66,696)	—	(66,696)
Total	$3,801,345	$(113,430)	$6,532,983	$(66,696)	$10,334,328	$(180,126)
ProFund VP Dow 30
Repurchase Agreements	—	—	1,182,000	—	1,182,000	—
Swap Agreements	—	—	—	(1,879)	—	(1,879)
Total	$—	$—	$1,182,000	$(1,879)	$1,182,000	$(1,879)

September 30, 2014  (unaudited) : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP NASDAQ-100
Common Stocks	$28,305,185	$—	$—	$—	$28,305,185	$—
Repurchase Agreements	—	—	37,538,000	—	37,538,000	—
Futures Contracts	—	(89,997)	—	—	—	(89,997)
Swap Agreements	—	—	—	21,525	—	21,525
Total	$28,305,185	$(89,997)	$37,538,000	$21,525	$65,843,185	$(68,472)
ProFund VP Large-Cap Value
Common Stocks	29,096,090	—	—	—	29,096,090	—
Repurchase Agreements	—	—	25,000	—	25,000	—
Total	$29,096,090	$—	$25,000	$—	$29,121,090	$—
ProFund VP Large-Cap Growth
Common Stocks	41,720,167	—	—	—	41,720,167	—
Repurchase Agreements	—	—	60,000	—	60,000	—
Total	$41,720,167	$—	$60,000	$—	$41,780,167	$—
ProFund VP Mid-Cap Value
Common Stocks	22,483,147	—	—	—	22,483,147	—
Repurchase Agreements	—	—	18,000	—	18,000	—
Total	$22,483,147	$—	$18,000	$—	$22,501,147	$—
ProFund VP Mid-Cap Growth
Common Stocks	23,612,639	—	—	—	23,612,639	—
Total	$23,612,639	$—	$—	$—	$23,612,639	$—
ProFund VP Small-Cap Value
Common Stocks	20,095,436	—	—	—	20,095,436	—
Total	$20,095,436	$—	$—	$—	$20,095,436	$—
ProFund VP Small-Cap Growth
Common Stocks	26,350,723	—	—	—	26,350,723	—
Repurchase Agreements	—	—	58,000	—	58,000	—
Total	$26,350,723	$—	$58,000	$—	$26,408,723	$—
ProFund VP Asia 30
Common Stocks	36,730,914	—	—	—	36,730,914	—
Repurchase Agreements	—	—	34,000	—	34,000	—
Total	$36,730,914	$—	$34,000	$—	$36,764,914	$—
ProFund VP Europe 30
Common Stocks	31,445,844	—	—	—	31,445,844	—
Repurchase Agreements	—	—	113,000	—	113,000	—
Total	$31,445,844	$—	$113,000	$—	$31,558,844	$—
ProFund VP International
Repurchase Agreements	—	—	5,575,000	—	5,575,000	—
Swap Agreements	—	—	—	(1,475)	—	(1,475)
Total	$—	$—	$5,575,000	$(1,475)	$5,575,000	$(1,475)
ProFund VP Emerging Markets
Common Stocks	22,278,561	—	—	—	22,278,561	—
Preferred Stocks	3,694,489	—	—	—	3,694,489	—
Repurchase Agreements	—	—	1,911,000	—	1,911,000	—
Swap Agreements	—	—	—	(7,903)	—	(7,903)
Total	$25,973,050	$—	$1,911,000	$(7,903)	$27,884,050	$(7,903)
ProFund VP Japan
Repurchase Agreements	—	—	11,939,000	—	11,939,000	—
Futures Contracts	—	337,829	—	—	—	337,829
Total	$—	$337,829	$11,939,000	$—	$11,939,000	$337,829

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2014  (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraBull
Common Stocks	$25,666,413	$—	$—	$—	$25,666,413	$—
Repurchase Agreements	—	—	12,839,000	—	12,839,000	—
Futures Contracts	—	(6,668)	—	—	—	(6,668)
Swap Agreements	—	—	—	(113,447)	—	(113,447)
Total	$25,666,413	$(6,668)	$12,839,000	$(113,447)	$38,505,413	$(120,115)
ProFund VP UltraMid-Cap
Common Stocks	19,904,181	—	—	—	19,904,181	—
Repurchase Agreements	—	—	8,923,000	—	8,923,000	—
Futures Contracts	—	(95,068)	—	—	—	(95,068)
Swap Agreements	—	—	—	(320,723)	—	(320,723)
Total	$19,904,181	$(95,068)	$8,923,000	$(320,723)	$28,827,181	$(415,791)
ProFund VP UltraSmall-Cap
Common Stocks	16,005,574	—	—	—	16,005,574	—
Contingent Rights*	—	—	2,016	—	2,016	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	10,624,000	—	10,624,000	—
Futures Contracts	—	(160,216)	—	—	—	(160,216)
Swap Agreements	—	—	—	(509,210)	—	(509,210)
Total	$16,005,574	$(160,216)	$10,626,016	$(509,210)	$26,631,590	$(669,426)
ProFund VP UltraNASDAQ-100
Common Stocks	44,344,789	—	—	—	44,344,789	—
Repurchase Agreements	—	—	23,747,000	—	23,747,000	—
Futures Contracts	—	(67,093)	—	—	—	(67,093)
Swap Agreements	—	—	—	78,260	—	78,260
Total	$44,344,789	$(67,093)	$23,747,000	$78,260	$68,091,789	$11,167
ProFund VP Bear
Repurchase Agreements	—	—	9,915,000	—	9,915,000	—
Futures Contracts	—	22,811	—	—	—	22,811
Swap Agreements	—	—	—	21,390	—	21,390
Total	$—	$22,811	$9,915,000	$21,390	$9,915,000	$44,201
ProFund VP Short Mid-Cap
Repurchase Agreements	—	—	1,108,000	—	1,108,000	—
Swap Agreements	—	—	—	9,832	—	9,832
Total	$—	$—	$1,108,000	$9,832	$1,108,000	$9,832
ProFund VP Short Small-Cap
Repurchase Agreements	—	—	2,899,000	—	2,899,000	—
Futures Contracts	—	24,352	—	—	—	24,352
Swap Agreements	—	—	—	34,085	—	34,085
Total	$—	$24,352	$2,899,000	$34,085	$2,899,000	$58,437
ProFund VP Short Dow 30
Repurchase Agreements	—	—	59,000	—	59,000	—
Swap Agreements	—	—	—	95	—	95
Total	$—	$—	$59,000	$95	$59,000	$95
ProFund VP Short NASDAQ-100
Repurchase Agreements	—	—	3,588,000	—	3,588,000	—
Futures Contracts	—	6,798	—	—	—	6,798
Swap Agreements	—	—	—	(2,277)	—	(2,277)
Total	$—	$6,798	$3,588,000	$(2,277)	$3,588,000	$4,521

September 30, 2014  (unaudited) : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short International
Repurchase Agreements	$—	$—	$2,148,000	$—	$2,148,000	$—
Swap Agreements	—	—	—	521	—	521
Total	$—	$—	$2,148,000	$521	$2,148,000	$521
ProFund VP Short Emerging Markets
Repurchase Agreements	—	—	1,186,000	—	1,186,000	—
Swap Agreements	—	—	—	4,495	—	4,495
Total	$—	$—	$1,186,000	$4,495	$1,186,000	$4,495
ProFund VP UltraShort Dow 30
Repurchase Agreements	—	—	63,000	—	63,000	—
Swap Agreements	—	—	—	181	—	181
Total	$—	$—	$63,000	$181	$63,000	$181
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	—	—	3,351,000	—	3,351,000	—
Swap Agreements	—	—	—	(5,736)	—	(5,736)
Total	$—	$—	$3,351,000	$(5,736)	$3,351,000	$(5,736)
ProFund VP Banks
Common Stocks	5,993,767	—	—	—	5,993,767	—
Repurchase Agreements	—	—	27,000	—	27,000	—
Swap Agreements	—	—	—	(276)	—	(276)
Total	$5,993,767	$—	$27,000	$(276)	$6,020,767	$(276)
ProFund VP Basic Materials
Common Stocks	25,470,456	—	—	—	25,470,456	—
Total	$25,470,456	$—	$—	$—	$25,470,456	$—
ProFund VP Biotechnology
Common Stocks	44,722,172	—	—	—	44,722,172	—
Swap Agreements	—	—	—	(2,496)	—	(2,496)
Total	$44,722,172	$—	$—	$(2,496)	$44,722,172	$(2,496)
ProFund VP Consumer Goods
Common Stocks	19,627,290	—	—	—	19,627,290	—
Repurchase Agreements	—	—	60,000	—	60,000	—
Total	$19,627,290	$—	$60,000	$—	$19,687,290	$—
ProFund VP Consumer Services
Common Stocks	23,344,940	—	—	—	23,344,940	—
Repurchase Agreements	—	—	94,000	—	94,000	—
Total	$23,344,940	$—	$94,000	$—	$23,438,940	$—
ProFund VP Financials
Common Stocks	38,706,880	—	—	—	38,706,880	—
Repurchase Agreements	—	—	115,000	—	115,000	—
Total	$38,706,880	$—	$115,000	$—	$38,821,880	$—
ProFund VP Health Care
Common Stocks	70,505,748	—	—	—	70,505,748	—
Repurchase Agreements	—	—	40,000	—	40,000	—
Total	$70,505,748	$—	$40,000	$—	$70,545,748	$—
ProFund VP Industrials
Common Stocks	16,307,141	—	—	—	16,307,141	—
Total	$16,307,141	$—	$—	$—	$16,307,141	$—

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2014  (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Internet
Common Stocks	$9,733,668	$—	$—	$—	$9,733,668	$—
Total	$9,733,668	$—	$—	$—	$9,733,668	$—
ProFund VP Oil & Gas
Common Stocks	56,881,979	—	—	—	56,881,979	—
Repurchase Agreements	—	—	263,000	—	263,000	—
Total	$56,881,979	$—	$263,000	$—	$57,144,979	$—
ProFund VP Pharmaceuticals
Common Stocks	18,778,880	—	—	—	18,778,880	—
Repurchase Agreements	—	—	51,000	—	51,000	—
Swap Agreements	—	—	—	(1,050)	—	(1,050)
Total	$18,778,880	$—	$51,000	$(1,050)	$18,829,880	$(1,050)
ProFund VP Precious Metals
Repurchase Agreements	—	—	34,196,000	—	34,196,000	—
Swap Agreements	—	—	—	(1,253,733)	—	(1,253,733)
Total	$—	$—	$34,196,000	$(1,253,733)	$34,196,000	$(1,253,733)
ProFund VP Real Estate
Common Stocks	21,888,505	—	—	—	21,888,505	—
Total	$21,888,505	$—	$—	$—	$21,888,505	$—
ProFund VP Semiconductor
Common Stocks	5,203,414	—	—	—	5,203,414	—
Repurchase Agreements	—	—	54,000	—	54,000	—
Swap Agreements	—	—	—	(252)	—	(252)
Total	$5,203,414	$—	$54,000	$(252)	$5,257,414	$(252)
ProFund VP Technology
Common Stocks	23,944,577	—	—	—	23,944,577	—
Total	$23,944,577	$—	$—	$—	$23,944,577	$—
ProFund VP Telecommunications
Common Stocks	5,494,580	—	—	—	5,494,580	—
Repurchase Agreements	—	—	20,000	—	20,000	—
Swap Agreements	—	—	—	(540)	—	(540)
Total	$5,494,580	$—	$20,000	$(540)	$5,514,580	$(540)
ProFund VP Utilities
Common Stocks	40,960,391	—	—	—	40,960,391	—
Total	$40,960,391	$—	$—	$—	$40,960,391	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	—	—	15,687,202	—	15,687,202	—
Repurchase Agreements	—	—	18,496,000	—	18,496,000	—
Swap Agreements	—	—	—	(20,226)	—	(20,226)
Total	$—	$—	$34,183,202	$(20,226)	$34,183,202	$(20,226)
ProFund VP Rising Rates Opportunity
Repurchase Agreements	—	—	22,270,000	—	22,270,000	—
Swap Agreements	—	—	—	(181,415)	—	(181,415)
Total	$—	$—	$22,270,000	$(181,415)	$22,270,000	$(181,415)
ProFund VP Falling U.S. Dollar
Repurchase Agreements	—	—	709,000	—	709,000	—
Forward Currency Contracts	—	—	—	(25,532)	—	(25,532)
Total	$—	$—	$709,000	$(25,532)	$709,000	$(25,532)

September 30, 2014  (unaudited) : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Money Market
U.S. Government Agency Security	$—	$—	$14,974,713	$—	$14,974,713	$—
U.S. Treasury Obligation	—	—	14,981,718	—	14,981,718	—
Repurchase Agreements	—	—	187,122,000	—	187,122,000	—
Total	$—	$—	$217,078,431	$—	$217,078,431	$—

^ Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

* Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. Contingent Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

** Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may also expose a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives may also expose a ProFund VP to losses in excess of those amounts initially invested.

In addition, a ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2014  (unaudited)

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a non-money market ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there is no guarantee that a ProFund VP will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including over- or underexposure, fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities or financial instruments not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and be impacted by index reconstitutions and other index rebalancing events. Additionally, a ProFund VP’s underlying investments may trade on markets that may or may not be open on the same day as the ProFund VP. Furthermore, a ProFund VP’s currency holdings may be valued at a different time than the level of its benchmark. Any of these factors could decrease the correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective.

Counterparty Risk

The ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations,

September 30, 2014  (unaudited) : :  Notes to Schedules of Portfolio Investments  : :

causing significant losses to the ProFund VP. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instrument Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may have to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund VP may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities in which the ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At September 30, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
ProFund VP Bull	$90,735,269	$30,631,779	$(6,725,449)	$23,906,330
ProFund VP Mid-Cap	13,528,000	—	—	—
ProFund VP Small-Cap	9,464,500	1,080,182	(210,354)	869,828
ProFund VP Dow 30	1,182,000	—	—	—
ProFund VP NASDAQ-100	48,323,165	19,626,094	(2,106,074)	17,520,020
ProFund VP Large-Cap Value	24,626,877	8,747,979	(4,253,766)	4,494,213
ProFund VP Large-Cap Growth	29,001,319	14,471,999	(1,693,151)	12,778,848
ProFund VP Mid-Cap Value	18,130,197	7,174,579	(2,803,629)	4,370,950
ProFund VP Mid-Cap Growth	16,423,642	9,149,333	(1,960,336)	7,188,997
ProFund VP Small-Cap Value	17,559,779	5,986,345	(3,450,688)	2,535,657
ProFund VP Small-Cap Growth	20,390,801	8,537,683	(2,519,761)	6,017,922
ProFund VP Asia 30	24,170,206	18,299,476	(5,704,768)	12,594,708
ProFund VP Europe 30	27,242,887	10,379,661	(6,063,704)	4,315,957
ProFund VP International	5,575,000	—	—	—
ProFund VP Emerging Markets	25,274,864	4,433,577	(1,824,391)	2,609,186
ProFund VP Japan	11,939,000	—	—	—
ProFund VP UltraBull	34,868,708	4,670,708	(1,034,003)	3,636,705
ProFund VP UltraMid-Cap	24,228,793	6,445,380	(1,846,992)	4,598,388
ProFund VP UltraSmall-Cap	23,852,853	3,937,075	(1,158,338)	2,778,737
ProFund VP UltraNASDAQ-100	51,795,546	18,656,041	(2,359,798)	16,296,243
ProFund VP Bear	9,915,000	—	—	—
ProFund VP Short Mid-Cap	1,108,000	—	—	—
ProFund VP Short Small-Cap	2,899,000	—	—	—
ProFund VP Short Dow 30	59,000	—	—	—
ProFund VP Short NASDAQ-100	3,588,000	—	—	—
ProFund VP Short International	2,148,000	—	—	—
ProFund VP Short Emerging Markets	1,186,000	—	—	—
ProFund VP UltraShort Dow 30	63,000	—	—	—
ProFund VP UltraShort NASDAQ-100	3,351,000	—	—	—
ProFund VP Banks	5,860,924	3,166,026	(3,006,183)	159,843
ProFund VP Basic Materials	16,622,775	14,477,698	(5,630,017)	8,847,681
ProFund VP Biotechnology	21,014,750	26,108,040	(2,400,618)	23,707,422
ProFund VP Consumer Goods	10,781,121	10,644,936	(1,738,767)	8,906,169
ProFund VP Consumer Services	13,462,371	11,027,646	(1,051,077)	9,976,569
ProFund VP Financials	30,229,609	20,878,054	(12,285,783)	8,592,271
ProFund VP Health Care	39,658,567	36,113,805	(5,226,624)	30,887,181
ProFund VP Industrials	8,607,641	9,508,079	(1,808,579)	7,699,500
ProFund VP Internet	5,021,181	5,593,983	(881,496)	4,712,487
ProFund VP Oil & Gas	25,527,298	37,174,310	(5,556,629)	31,617,681
ProFund VP Pharmaceuticals	13,501,954	6,959,185	(1,631,259)	5,327,926
ProFund VP Precious Metals	34,196,000	—	—	—
ProFund VP Real Estate	15,655,011	9,878,574	(3,645,080)	6,233,494
ProFund VP Semiconductor	4,114,010	1,672,574	(529,170)	1,143,404
ProFund VP Technology	15,422,793	10,666,071	(2,144,287)	8,521,784
ProFund VP Telecommunications	4,496,319	2,332,618	(1,314,357)	1,018,261
ProFund VP Utilities	26,937,032	18,005,658	(3,982,299)	14,023,359
ProFund VP U.S. Government Plus	34,459,210	98,758	(374,766)	(276,008)
ProFund VP Rising Rates Opportunity	22,270,000	—	—	—
ProFund VP Falling U.S. Dollar	709,000	—	—	—
ProFund VP Money Market	217,078,431	—	—	—

6. Legal and Regulatory Matters

In December 2007, the ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and has not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

7. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund VP Money Market is required to comply with money market fund reform over the next two years. As a result, the ProFund VP Money Market may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the ProFund VP Money Market.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	November 20, 2014

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 19, 2014

* Print the name and title of each signing officer under his or her signature.